Registration No. 2-30070
                                                    Registration No. 811-1705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|
           Post-Effective Amendment No.  60
                                       ----
                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  62
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 1998 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                              CROSS REFERENCE SHEET
                  SHOWING LOCATION OF INFORMATION IN PROSPECTUS
                  ---------------------------------------------



         FORM N-4 ITEM                                        PROSPECTUS CAPTION
         -------------                                        ------------------

 1.      Cover Page                                           Cover Page

 2.      Definitions                                          General Terms

 3.      Synopsis                                             Part 1:  Summary

 4.      Condensed Financial                                  Part 6:  Provisions of the
         Information                                          Contracts - Annuity Account Value

 5.      General Description of                               Part 1:  Summary, Part 3:
         Registrant, Depositor and                            Separate Account A
         Portfolio Companies                                  and its Investment Funds

 6.      Deductions and Expenses                              Part 7:  Deductions and Charges

 7.      General Description of                               Part 6:  Provisions of the
         Variable Annuity Contracts                           Contracts

 8.      Annuity Period                                       Part 6:  Provisions of the Contracts

 9.      Death Benefit                                        Part 6:  Provisions of the Contracts
                                                                       - Guaranteed Death Benefit - Your
                                                                       Beneficiary

10.      Purchases and Contract Value                         Part 3:  Investment Performance,
                                                              Part 6:  Provisions of the Contracts

11.      Redemptions                                          Part 6:  Provisions of the Contracts
                                                              - Distribution Options, Part 7:
                                                              Deductions and Charges - Contingent
                                                              Withdrawal Charge

12.      Taxes                                                Part 9:  Tax Aspects of the Contracts

13.      Legal Proceedings                                    Part 11: Legal Proceedings

14.      Table of Contents of the                             Statement of Additional
         Statement of Additional                              Information Table of
         Information                                          Contents

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION OF INFORMATION
                     IN STATEMENT OF ADDITIONAL INFORMATION
                     --------------------------------------



         FORM N-4 ITEM                                        PROSPECTUS CAPTION
         -------------                                        ------------------
15.      Cover Page                                           Cover Page

16.      Table of Contents                                    Table of Contents

17.      General Information                                  Prospectus - Part 1:  Summary
         and History

18.      Services                                             Not Applicable

19.      Purchases of Securities                              Prospectus - Part 6:  Provisions
         Being Offered                                        of the Contracts - Distribution of
                                                              These and Other Contracts

20.      Underwriters                                         Prospectus - Part 6:  Provisions
                                                              of the Contracts - Distribution of
                                                              These and Other Contracts


21.      Calculation of Performance                           Part 4:  Accumulation
         Data                                                 Unit Values, Part 5:  Annuity Unit
                                                              Values, Part 7:  Money Market Fund
                                                              Yield Information, Part 9: Other
                                                              Yield Information

22.      Annuity Payments                                     Part 5:  Annuity Unit Values

23.      Financial Statements                                 Part 10:  Financial Statements


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES

                          SUPPLEMENT DATED MAY 1, 1998
                                       to
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1998

              FOR EMPLOYEES OF EMPLOYERS ASSOCIATED WITH REALTY ONE


         This Supplement modifies certain information contained in the prospectus dated May 1, 1998 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Realty One, a real estate brokerage firm, on the basis described in the Prospectus, except that the Contingent Withdrawal Charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the Guaranteed Interest Account less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Contingent Withdrawal Charge" with respect to Trusteed Contracts beginning at page 58 of the Prospectus is applicable to the Modified Trusteed Contracts.



         The Annual Administrative Charge is waived. The discussion under "Annual Administrative Charge" on page 59 of the Prospectus is, therefore, inapplicable.




888-1145

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                          SUPPLEMENT DATED MAY 1, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1998

                 For Employees of Allegheny County, Pennsylvania


This Supplement modifies certain information contained in the prospectus dated May 1, 1998 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the Contingent Withdrawal Charge and Annual Administrative Charge applicable to the Modified EDC Contracts will be as follows:

o Contingent   Withdrawal  Charge.  The  Contingent  Withdrawal  Charge  ("CWC")
  schedule for the Modified EDC Contract is as follows:

  Contract Year(s)                           CWC
  ----------------                           ---
         1                                     6%
         2                                     5
         3                                     4
         4                                     3
         5                                     2
         6+                                    0

This table replaces the table on page 58 of the Prospectus.

No CWC will apply in the event of the:
     -- Death
     -- Disability
     -- Separation from service from Allegheny County
     -- Retirement
of the participant.

The Annual Administrative Charge is waived. The discussion under "Annual Administrative Charge," beginning at page 59 of the Prospectus is, therefore, not applicable.

888-1146

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                          SUPPLEMENT DATED MAY 1, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1998

    This Supplement modifies certain information in the prospectus dated May 1, 1998 for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Capitalized terms in this Supplement have the same meanings as in the prospectus.

    In addition to other options described in "Distribution Options" under Part 6 of the prospectus, the following distribution options may be available to participants in certain public employee deferred compensation plans in the State of Iowa. If such plans permit the use of such options, your Employer may select one of the following options upon receipt of your irrevocable election to receive payments in such form:

1.  MINIMUM DISTRIBUTION OPTION

    Beginning in the year that you are required to begin minimum distribution payments under the Code and applicable U.S. Treasury regulations and each year thereafter, we will make annual payments to you subject to the rules of the Code and to our administrative rules then in effect. The amount of each payment will be calculated as described in this item 1.

    Each year, we will calculate an annual amount equal to the minimum distribution required under Section 401(a)(9) of the Code and applicable Treasury regulations. The minimum distribution for each such year will be determined by dividing (a) your Annuity Account Value as of December 31 of the previous year, by (b) a life expectancy factor described below.

    As you may elect under the terms of your Employer's plan, the life expectancy factor is either a single life expectancy factor (based on your life expectancy) or a joint life expectancy factor (based on the joint lives of you and your spouse). Either such factor will be determined based on tables contained in Section 401(a)(9) of the Code or applicable Treasury regulations.

    If the joint life expectancy factor is elected, your designated beneficiary for minimum distribution purposes must be your spouse, unless the naming of a non-spouse beneficiary is permitted pursuant to our rules in effect at the time a beneficiary is named (such naming is not permitted at this date).

    Life expectancy factors will be recalculated each year, unless (a) you elect not to recalculate or (b) the beneficiary is not your spouse. If life expectancy is not recalculated, then each life expectancy factor is based on the calculation for the calendar year in which you (and the beneficiary, if joint life expectancy applies) begin receiving minimum distributions reduced by one for each subsequent calendar year.

    The election of the life expectancy factor to be used and whether recalculation is to apply will be irrevocable.

    The calculation procedure may be changed as necessary in our sole discretion to comply with the minimum distribution rules under Section 401(a)(9) of the Code and applicable Treasury regulations.

2.  COMBINATION OF SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION OPTION

    Beginning on the date of the first payment of your plan benefits, if we are directed by your Employer under the terms of the Employer's plan, we will make systematic withdrawal payments to you as follows at the frequency you have elected (annually, quarterly or monthly), subject to our administrative rules then in effect. The systematic withdrawal option described in "Distribution Options" under Part 6 of the prospectus will be in combination with the Minimum Distribution Option as described below.

    Prior to the year that minimum distributions are required to start, we will pay the amount of each systematic withdrawal payment of the type you have selected. Based on your elections regarding your beneficiary and recalculations of life expectancy as described in item 1 above, we will calculate annually the required imputed minimum distribution amount and determine whether an additional payment to you is required. The calculation of such imputed minimum distribution amount will be made on a basis consistent with the required minimum distribution rules described in item 1 above, using the tables contained in Section 401(a)(9) of the Code and applicable Treasury regulations. Beginning with the year that minimum distributions are required to start, we will calculate annually the required minimum distribution and determine whether an additional payment to you is required. If required, an imputed minimum distribution payment or a required minimum distribution payment, as applicable, will be made in addition to the systematic withdrawal payments.

    If at any time after you have made the irrevocable election under your Employer's plan as described above, the Internal Revenue Service disallows the basis for calculating the payments as described in this item 2, we will have the right, in our sole discretion, to change the basis for calculating the payments as we deem necessary in order to meet the requirements of the Code and applicable Treasury regulations.

                        FOR USE ONLY WITH PEDC CONTRACTS
                              IN THE STATE OF IOWA

888-1147

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                          SUPPLEMENT DATED MAY 1, 1998
                                       TO
                            EQUI-VEST (R) PROSPECTUS
                                DATED MAY 1, 1998

This supplement modifies certain information in the prospectus dated May 1, 1998 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer its EQUI-VEST Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST Series 200 TSA contract described in the Prospectus.
Capitalized terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST Prospectus include the following:

     o CONTINGENT WITHDRAWAL CHARGE. The Contingent Withdrawal Charge schedule for the Modified TSA Contract is as follows:

                          CONTINGENT WITHDRAWAL CHARGES

                 CONTRACT YEAR(S)                      CHARGE
                 ----------------                      ------
                        1                                6%
                        2                                5
                        3                                4
                        4                                3
                        5                                2
                        6+                               0

         This table replaces the EQUI-VEST Series 200 Contingent Withdrawal Charge table "Deductions and Charges" in Part 7 of the Prospectus.

     o No contingent withdrawal charge will apply to funds transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than Equitable Life.

     o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's Annuity Account Value but may never exceed $50,000. For more complete details and rules on Loans see "Loans (for TSA and Corporate Trusteed Only)" in Part 6 of the Prospectus, "Certain Rules Applicable to Plan Loans" in Part 9 and "Part 1: Additional Loan Provisions" in the Statement of Additional Information.

     o EXCEPTIONS TO THE CONTINGENT WITHDRAWAL CHARGE. For the modified TSA Contract, the "How the Contingent Withdrawal Charge is Applied for Series 100 and 200 IRA, SEP, SIMPLE IRA, TSA, EDC and Annuitant-Owned HR-10 Contracts" Section in "Part 7: Deductions and Charges" has been revised as follows:

         No charge will be applied to any amount withdrawn from the TSA Contract if:

         -- the Annuitant has separated from service, or

         -- the Annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

         -- the Annuitant makes a withdrawal at any time if he qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency.

     o ANNUAL ADMINISTRATIVE CHARGE. No annual administrative charge will be charged to participants in the Modified TSA Contract.


                      FOR USE ONLY IN THE STATE OF MARYLAND

888-1148

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                             EQUI-VEST(R) SUPPLEMENT
                                DATED MAY 1, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1998

This Supplement (SUPPLEMENT) adds and modifies certain information in the EQUI-VEST PERSONAL RETIREMENT PROGRAMS AND EMPLOYER-SPONSORED RETIREMENT PROGRAMS prospectus dated May 1, 1998 (PROSPECTUS) for EQUI-VEST annuities, group and individual deferred variable annuity contracts (CONTRACTS) offered by The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). You may obtain an additional copy of the Prospectus, free of charge by writing us at P.O. Box 2996, New York, NY 10116-2996, or by calling us toll-free at 1-800-628-6673.

This Supplement provides information about EQUI-VEST that prospective investors should know before investing. You should read it carefully and retain it for future reference. Capitalized terms in this Supplement have the same meanings as in the Prospectus, unless the content indicates otherwise.

LIMITED OPPORTUNITY FOR EQUI-VEST TO TRANSFER FROM THE GUARANTEED INTEREST ACCOUNT. If you elect to make all Investment Options available (Maximum Fund Choice), your EQUI-VEST Contract permits you to transfer a limited amount of your Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option. See TRANSFERS in your prospectus. From March 16, 1998 through JULY 10, 1998, we are relaxing our Contract rules to permit you to transfer amounts of Annuity Account Value out of the Guaranteed Interest Account to any other Investment Option, without limitation. However, any amount transferred must be at least $300 or, if less, the entire amount in the Guaranteed Interest Account. In order to take advantage of this transfer opportunity, your written transfer request must be received in our Administrative Office by JULY 10, 1998. Your transfer request may also be received through the EQUI-VEST Telephone Operated Support (TOPS) System. TOPS is generally available on a 24-hour basis, 7 days a week. The TOPS toll-free number is 1-800-755-7777. Your transfer request through TOPS must be received by 4:00 P.M. Eastern Time on JULY 10, 1998. We reserve the right to extend this offer beyond this date without notice.





            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
               Copyright 1998 The Equitable Life Assurance Society
                   of the United States. All rights reserved.

888-1060

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                          SUPPLEMENT DATED MAY 1, 1998
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1998

This supplement modifies certain information in the prospectus dated May 1, 1998 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer a modified version of its EQUI-VEST Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Capitalized terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST Prospectus include the following:

   o CONTINGENT WITHDRAWAL CHARGE. The Contingent Withdrawal Charge schedule for the Modified TSA Agreement is as follows:

                          CONTINGENT WITHDRAWAL CHARGES
                          -----------------------------

                 CONTRACT YEAR(S)                      CHARGE
                 ----------------                      ------
                        1                                6%
                        2                                5
                        3                                4
                        4                                3
                        5                                2
                        6+                               0

         This table replaces the EQUI-VEST Series 200 Contingent Withdrawal Charge table in "Deductions and Charges" (Part 7 of the Prospectus).

     o EXCEPTIONS TO THE CONTINGENT WITHDRAWAL CHARGE. For the modified TSA Agreement, the section entitled "How the Contingent Withdrawal Charge is Applied for Series 100 and 200 IRA, SEP, SIMPLE IRA, TSA, EDC and Annuitant-Owned HR-10 Contracts" in "Part 7: Deductions and Charges" has been revised to add the following waivers:

         No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

         -- the Annuitant has separated from service, or

         -- the Annuitant makes a withdrawal at any time if he qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency.

     o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge to participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% or the Annuity Account Value on the last Business Day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.




                     FOR USE ONLY IN THE STATE OF ILLINOIS.


888-1161

                                  EQUI-VEST(R)
                          PERSONAL RETIREMENT PROGRAMS
                                       AND
                     EMPLOYER-SPONSORED RETIREMENT PROGRAMS
                          PROSPECTUS, DATED MAY 1, 1998


--------------------------------------------------------------------------------

 VARIABLE ANNUITY CONTRACTS FUNDED THROUGH THE INVESTMENT FUNDS OF
                               SEPARATE ACCOUNT A
                                   Issued By:
            The Equitable Life Assurance Society of the United States
--------------------------------------------------------------------------------

This prospectus describes group and individual deferred variable annuity contracts (CONTRACTS) offered by The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). The EQUI-VEST Contracts are designed for retirement savings and long-range financial planning as part of a retirement savings plan. Contributions in EQUI-VEST Contracts accumulate on a Federal income tax-deferred basis, and at a future date you can receive a stream of periodic payments, including a fixed or variable annuity.

EQUI-VEST Personal Retirement Programs include individual  retirement  annuities
(IRAS) and those established through rollovers from tax-favored retirement plans (QP IRAS) as well as non-qualified annuities (NQS).

EQUI-VEST Employer-Sponsored Retirement Programs include SEPs, SIMPLE IRAs, TSAs, EDCs, Trusteed and Annuitant-Owned HR-10 Plans, as described in this prospectus.

EQUI-VEST offers the investment options (INVESTMENT OPTIONS) listed below. These Investment Options include the Guaranteed Interest Account, which is part of Equitable Life's general account and pays interest at guaranteed fixed rates, twenty-four variable investment funds (INVESTMENT FUNDS) of Separate Account A (SEPARATE ACCOUNT), and ten Fixed Maturity Periods (FIXED MATURITY PERIODS) in the Fixed Maturity Account (in states where approved).


-------------------------------------------------------------------------------------------------------------------------------
                                       INVESTMENT FUNDS                                           OTHER INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------------

o Alliance Money Market         o Alliance Small Cap Growth    o EQ/ Putnam Balanced           o Guaranteed Interest Account
o Alliance Intermediate         o Alliance Conservative        o MFS Research                  o Fixed Maturity Account:
  Government Securities           Investors                    o MFS Emerging Growth Companies   A choice of ten Fixed
o Alliance High Yield           o Alliance Balanced            o Morgan Stanley Emerging         Maturity Periods with
o Alliance Quality Bond         o Alliance Growth Investors      Markets Equity                  expiration dates 1999
o Alliance Growth & Income      o T. Rowe Price International  o Warburg Pincus Small Company    through 2008
o Alliance Equity Index           Stock                          Value
o Alliance Common Stock         o T. Rowe Price Equity Income  o Merrill Lynch World Strategy
o Alliance Global               o EQ/Putnam Growth & Income    o Merrill Lynch Basic Value
o Alliance International          Value                          Equity
o Alliance Aggressive Stock
-------------------------------------------------------------------------------------------------------------------------------

We invest each Investment Fund in shares of a corresponding portfolio (PORTFOLIO) of either Class IA shares of The Hudson River Trust (HRT) or in Class IB shares of the EQ Advisors Trust (EQAT), two mutual funds whose shares are purchased by the separate accounts of insurance companies. The prospectuses for HRT (in which the "Alliance" Investment Funds invest) and EQAT (in which the other Investment Funds invest), directly follow this prospectus and describe the investment objectives, policies and risks of the Portfolios.


Amounts allocated to a Fixed Maturity Period within the Fixed Maturity Account accumulate on a fixed basis and are credited with interest at a rate we set (RATE TO MATURITY) for the entire period. On each business day (BUSINESS DAY) we will determine the Rate to Maturity available for amounts newly allocated to Fixed Maturity Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, terminations and certain other transactions from a Fixed Maturity Period before its expiration date (EXPIRATION DATE). Each Fixed Maturity Period has its own Rate to Maturity.


Participants may choose from a variety of payout options. If an annuity is selected as the retirement payout option, variable and fixed annuities are available. Fixed annuities are funded through Equitable Life's general account. Variable payments will be funded through your choice of Investment Funds investing in HRT.


This prospectus provides information about EQUI-VEST that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless it is attached to current prospectuses for HRT and EQAT, which you should also read carefully. The HRT and EQAT prospectuses are attached to this prospectus.

Registration statements relating to the Separate Account and to interests under the Fixed Maturity Periods have been filed with the Securities and Exchange Commission (SEC). The Statement of Additional Information (SAI), dated May 1, 1998, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to the Processing Office or calling 1-800-628-6673, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------


May 1, 1998 888-1144 Cat. No. 127653 Copyright 1998 The Equitable Life Assurance Society of the United States, New York, New York, 10104. All rights reserved.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


      Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1997 and a current report on Form 8-K dated April 7, 1998, are incorporated herein by reference.


      All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (EXCHANGE ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920. The SEC maintains a web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

      Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).

--------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

--------------------------------------------------------------------------------



GENERAL TERMS                                      PAGE  5

PART 1:    SUMMARY                                 PAGE  7
Equitable Life                                        7
Deferred Variable Annuities                           7
Types of Retirement Programs                          7
Investment Options                                    9
Selecting Investment Options                          9
Contributions                                         9
Transfers                                             9
Services We Provide                                   9
Distribution Options and Death
   Benefits                                          11
SPDA Variable Distribution Option                    11
Withdrawals and Termination                          11
Loans                                                11
Taxes                                                12
Deductions and Charges                               12
10-Day Free Look for EQUI-VEST                       12
Fee Tables and Examples                              13

PART 2:    SEPARATE ACCOUNT A AND
           ITS INVESTMENT FUNDS                    PAGE 24
Separate Account A                                   24
Trusts                                               24
HRT's Manager and Investment Adviser                 25
EQAT's Manager                                       26
EQAT's Investment Advisers                           26
Investment Policies and Objectives of
   the Trusts' Portfolios                            28

PART 3:    INVESTMENT PERFORMANCE                  PAGE 30
Investment Fund Performance                          30
Communicating Performance Data                       40


PART 4:    THE GUARANTEED INTEREST
           ACCOUNT                                 PAGE 41

PART 5:    THE FIXED
           MATURITY ACCOUNT                        PAGE 42
Allocations to Fixed Maturity Periods                42
Availability of Fixed Maturity Periods               42
Rates to Maturity and Present Value
   Per $100 of Maturity Amount                       42
Options at Expiration Date                           42
Market Value Adjustment for Transfers,
   Withdrawals or Termination Prior
   to the Expiration Date                            43
PART 6:    PROVISIONS OF THE EQUI-VEST
           CONTRACTS                               PAGE 45
The EQUI-VEST Contract Series                        45
Selecting Investment Options                         45
Contributions under the Contracts                    45
Annuity Account Value                                47
Transfers                                            47
Automatic Transfer Options
   Investment Simplifier                             48
Asset Rebalancing Service
Automatic NQ Deposit Service                         49
Loans (for TSA and Corporate Trusteed
   Only)                                             49
Assignment and Funding Changes                       49
Partial Withdrawals and Termination                  49
Third Party Transfers or Exchanges                   50
Requirements for Distributions                       50
Distribution Options                                 51
Guaranteed Death Benefit                             53
Your Beneficiary                                     53
Proceeds                                             54

PART 7:    DEDUCTIONS AND CHARGES                  PAGE 55
All Contracts                                        55
EQUI-VEST Traditional IRA, QP IRA, Roth
   IRA, SEP, SIMPLE IRA and
   NQ Contracts (Series 300 and 400 Only)            56
All EQUI-VEST EDC, TSA and
   Trusteed Contracts plus Traditional IRA,
   QP IRA, Roth IRA, SEP, SIMPLE IRA
   and NQ (Series 100 and 200 Only)                  59

PART 8:    VOTING RIGHTS                           PAGE 63
HRT and EQAT Voting Rights                           63
Voting Rights of Others                              63
Separate Account Voting Rights                       63
Changes in Applicable Law                            63

PART 9:    FEDERAL TAX AND
           ERISA MATTERS                           PAGE 64
Annuities                                            64
Tax Changes                                          64
Taxation of Non-Qualified Annuities                  64
General Rules of Federal and State
   Income Tax Withholding;
   Information Reporting                             65
Other Withholding                                    66
Special Rules for NQ and
   Trusteed Contracts Issued
   in Puerto Rico                                    66
Special Rules for Tax-Favored
   Retirement Programs                               66
Qualified Plans                                      66
Tax-Sheltered Annuity
   Arrangements (TSAs)                               67
General Discussion of IRAs                           72
Cancellation                                         73
Traditional Individual Retirement Annuities
   ("Traditional IRAs")                              73

Illustration of Guaranteed Rates                     78
Annuity Account Values and Cash
   Values (Tables)                                   79
Roth IRAs
   (Roth Individual Retirement Annuities)            80
Simplified Employee Pensions (SEPs)                  83
SIMPLE IRAs (Savings Incentive
   Match Plans)                                      84
Public and Tax-Exempt Organization
   Employee Deferred Compensation Plans
   (EDC Plans)                                       85

PART 10:   INDEPENDENT ACCOUNTANTS                 PAGE 86

PART 11:   LEGAL PROCEEDINGS                       PAGE 86

APPENDIX I: AN EXAMPLE OF
   FIXED MATURITY PERIOD MARKET
   VALUE ADJUSTMENT                                PAGE 87

STATEMENT OF ADDITIONAL
   INFORMATION TABLE OF CONTENTS                   PAGE 88

HOW TO OBTAIN THE EQUI-VEST
   STATEMENT OF ADDITIONAL
   INFORMATION                                     PAGE 88

--------------------------------------------------------------------------------

                                  GENERAL TERMS

--------------------------------------------------------------------------------

In this prospectus, the terms "we," "our" and "us" mean The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). The terms "you" and "your" refer to the Contract Owner.

ACCUMULATION UNIT -- Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund. The "Accumulation Unit Value" is the dollar value of each Accumulation Unit in an Investment Fund on a given date.


ANNUITANT/PARTICIPANT -- We use the term Annuitant in our Contracts and in our Certificates we use the term Participant. In either case, these terms mean the individual who is the measuring life for determining annuity benefits and generally the person who is entitled to receive those benefits. This person may, in certain cases, not be the Contract or Certificate Owner. The Annuitant or Participant will have the right to exercise rights under a Contract or Certificate only if that person is also the Contract or Certificate Owner. Throughout this prospectus, we will use the term "Annuitant" to refer to both Annuitants and Participants.


ANNUITY ACCOUNT VALUE -- The sum of the amounts in the Investment Options under your Contract, plus the amount of any loan reserve account. The sum of the amounts in the Investment Options on any Business Day equals (1) the value of your Investment Funds on that date, (2) the value in the Guaranteed Interest Account on that date plus (3) the sum of your Market Adjusted Amounts in the Fixed Maturity Periods on that date. See "Annuity Account Value" in Part 6.


BUSINESS DAY -- Generally, our Business Day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time.


CASH VALUE -- The Annuity Account Value minus any applicable withdrawal charges and minus any outstanding loan.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT/CERTIFICATE -- When EQUI-VEST is offered under a group Contract, the document provided to participating individuals is called a Certificate rather than a Contract. When EQUI-VEST is offered on an individual basis, the document provided is a Contract. Throughout this prospectus, we will use the term "Contract" to refer to both Contracts and Certificates.

CONTRACT DATE/PARTICIPATION DATE -- We use the term Contract Date in our Contracts and in our Certificates we use the term Participation Date. In either case, this is the Business Day we receive at our Processing Office, the properly completed and signed application form for your Contract, any other required documentation and a contribution (unless payment is being made through your employer). Throughout this prospectus, we will use the term "Contract Date" to refer to both the Contract Date and Participation Date.

CONTRACT OWNER/CERTIFICATE OWNER -- The Annuitant, employer, trustee or other party, whichever owns the Contract or Certificate. References to "Contracts" and "Contract Owners" in this prospectus include the Certificates and their Certificate Owners. Throughout this prospectus, we will use the term "Contract Owner" to refer to both the Contract Owner and Certificate Owner.

CONTRACT YEAR/PARTICIPATION YEAR -- We use the term Contract Year in our Contracts and in our Certificates we use the term Participation Year. In either case, this is the 12-month period beginning on either your Contract Date or each anniversary of that date. Throughout this prospectus, we will use the term "Contract Year" to refer to both Contract Year and Participation Year.


CURRENT TOTAL ACCOUNT BALANCE -- The sum of the amounts in your Investment Funds and your Guaranteed Interest Account, plus the total Book Value of all of your Fixed Maturity Periods. See "Market Value Adjustment for Transfers, Withdrawals or Termination Prior to the Expiration Date" in Part 5.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended.


EQAT -- The EQ Advisors Trust, a mutual fund in which some of the assets of Separate Account A are invested.

EXPIRATION DATE -- The date on which a Fixed Maturity Period ends.

FIXED MATURITY ACCOUNT -- The Account that contains the Fixed Maturity Periods. The Fixed Maturity Account is referred to as the "Guaranteed Period Account" in the Contracts.

FIXED MATURITY PERIOD (PERIODS) -- Any of the periods of time ending on an Expiration Date that are available for investment under certain Series 400 Contracts. Fixed Maturity Periods are referred to as "Guarantee Periods" in the Contracts.

GUARANTEED INTEREST ACCOUNT -- The Investment Option that pays interest at guaranteed fixed rates and is part of our general account. The Guaranteed Interest Account is referred to as "Guaranteed Interest Division" in some EQUI-VEST Certificates.

HRT -- The Hudson River Trust, a mutual fund in which some of the assets of Separate Account A are invested.

INVESTMENT FUNDS -- In some EQUI-VEST Contracts, the Investment Funds are referred to as Investment Divisions. These are the twenty-four variable investment funds of Separate Account A. Throughout this prospectus, we will use the term "Investment Funds" to refer to both Investment Funds and Investment Divisions.

INVESTMENT  OPTIONS  --  The  choices  for  investment  of  contributions:   the
twenty-four Investment Funds, the Guaranteed Interest Account, each available Fixed Maturity Period within the Fixed Maturity Account.


IRA -- The term "IRA" may generally refer to all individual retirement arrangements, including individual retirement accounts and individual retirement annuities. Depending on the context, this term may cover Traditional IRAs and it may also include SEP IRAs, SIMPLE IRAs, or QP IRAs. In addition, it may cover Roth IRAs.


MATURITY AMOUNT -- The amount in a Fixed Maturity Period on its Expiration Date. The Maturity Amount is referred to as the "Maturity Value" in the Contracts.


MAXIMUM FUND CHOICE -- One of two methods for selecting Investment Options -- This election will result in restrictions on the amount transferable out of the Guaranteed Interest Account, but will allow the Contract Owner to allocate contributions to any Investment Fund, the Guaranteed Interest Account and (for Owners of Series 400 IRA, QP IRA and NQ Contracts only, subject to state approval) the Fixed Maturity Account. See "Selecting Investment Options" in Part 1.


MAXIMUM TRANSFER FLEXIBILITY -- One of two methods for selecting Investment Options--this election allows the Contract Owner to allocate contributions to certain HRT and EQAT Investment Options and to the Guaranteed Interest Account, with no transfer restrictions on the amount transferable out of the Guaranteed Interest Account.

ORIGINAL CONTRACTS/CERTIFICATES -- EQUI-VEST Contracts under which the EQUI-VEST Contract Owner has not elected to add Investment Options other than the Guaranteed Interest Account and the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. These Contracts prohibit transfers into the Money Market Fund.

PARTICIPANT -- An individual who participates in an Employer's plan funded by an EQUI-VEST Contract.

PORTFOLIOS -- The portfolios of EQAT or HRT that correspond to the Investment Funds of the Separate Account.

PROCESSING OFFICE -- The office to which all contributions, written requests or other written communications must be sent. See "Services We Provide" in Part 1.

RATE TO MATURITY -- The interest rate established for each Business Day for each Fixed Maturity Period. Rates to Maturity are referred to as "Guaranteed Rates" in the Contracts.

SAI -- The EQUI-VEST Statement of Additional Information.

SEPARATE ACCOUNT -- Our Separate Account A.

SUCCESSOR ANNUITANT AND OWNER -- The individual who upon the death of the Annuitant and Owner succeeds as the Annuitant and Owner of the Contract. You can designate a Successor Annuitant and Owner under Series 300 and 400 Contracts if the following conditions are met: (1) you are both Annuitant and Owner and (2) you name your spouse as the sole beneficiary.

SUCCESSOR OWNER -- The individual who upon your death will succeed you as Owner of your Contract. A Successor Owner can be designated under Series 300 and 400 Contracts.

TRANSACTION DATE -- The Business Day we receive a contribution or acceptable written or TOPS transaction request providing the information we need at our Processing Office. If your contribution or request is not accompanied by complete information or is mailed to the wrong address, the Transaction Date will be the date we receive such complete information at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day -- unless under certain circumstances, a future date certain is specified in the request.


TRUSTS  --  The  Hudson  River  Trust  (HRT)  and  EQ  Advisors   Trust  (EQAT),
collectively.


VALUATION PERIOD -- Each Business Day together with any consecutive preceding non-Business Day(s).

--------------------------------------------------------------------------------

                                 PART 1: SUMMARY

--------------------------------------------------------------------------------

The following Summary is qualified in its entirety by more detailed information appearing elsewhere in the prospectus (see "Prospectus Table of Contents" on page 3) and the terms of applicable Contracts. Please be sure to read the prospectus in its entirety.

EQUITABLE LIFE

EQUITABLE LIFE is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). The largest shareholder of the Holding Company is AXA-UAP (AXA), a French company. As of December 31, 1997, AXA beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $274.1 billion of assets as of December 31, 1997, including third party assets of approximately $216.9 billion. We are one of the nation's leading pension fund managers. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half of the Fortune 100 companies, more than 42,000 small businesses, state and local retirement funds in more than half of the 50 states, approximately 250,000 employees of educational and nonprofit institutions, as well as nearly 500,000 other individuals. Millions of Americans are covered by Equitable Life's annuity, life and pension contracts.

DEFERRED VARIABLE ANNUITIES

EQUI-VEST is a series of deferred variable annuity contracts. Deferred variable annuities are designed for retirement savings and long-range financial planning. There are a variety of payout options at retirement, including a lump sum and a variety of investment choices while your contributions are accumulating. Contributions are generally allowed to accumulate on a Federal income tax-deferred basis, and at a future date you can receive a stream of periodic payments. Tax deferral is one of the advantages of an annuity over many other kinds of investments. In addition, annuities offer individuals the opportunity to receive an assured stream of payments for life.

Under Federal tax law, an individual, employer or trustee may, subject to various limits, purchase an annuity to fund a tax-favored retirement program, such as an IRA or qualified retirement plan. In many cases, the individual or employer makes contributions to the tax-favored retirement program with pre-tax dollars. Alternatively, annuities may be purchased with after-tax dollars by individuals who wish to create additional retirement savings. Payments or withdrawals may be taxable and early withdrawals may be subject to a tax penalty and/or a contingent withdrawal charge.


TYPES OF RETIREMENT PROGRAMS

EQUI-VEST is designed to meet the retirement savings needs of individuals and those working for businesses and other organizations.

EQUI-VEST PERSONAL RETIREMENT PROGRAMS:


o  TRADITIONAL IRA

   An individual retirement annuity (IRA), which is not a Roth IRA, for regular, rollover or direct transfer IRA contributions made by an individual. The Contract Owner must also be the Annuitant.

o  QP IRA

   A Traditional IRA which is a conduit to hold rollover distributions (QP IRA) from either a qualified plan or a tax-sheltered annuity (TSA). Such distributions are held in a QP IRA in order to avoid commingling with Traditional IRA contributions, thereby preserving the owner's right to roll the distributions back to a qualified plan or TSA in the future. The Contract Owner must also be the Annuitant. Unless otherwise indicated, Traditional IRA rules apply to QP IRA.

o  ROTH IRA

   A Roth individual retirement annuity (ROTH IRA) for after-tax contributions made by an individual, the distributions from which may be tax free under specified circumstances. The Contract Owner must also be the Annuitant.

o  NQ
   A non-qualified (NQ) annuity is an annuity which is generally not used to fund any type of qualified retirement plan and may be purchased only with funds contributed by or on behalf of an individual. The Annuitant and Contract Owner need not be the same.

EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS:

o  SEP AND SARSEP


   A Traditional  IRA Contract used to fund a simplified  employee  pension plan
   (SEP) sponsored by sole proprietorships, partnerships or corporations. Each individual employee covered by the SEP is the Contract Owner of the IRA set up on his or her behalf and must also be the Annuitant. Contributions are made directly by the employer.

   SEPs funded by salary reduction are called SARSEPs (SARSEP). SARSEPS permit an employer to reduce an employee's compensation for the purpose of making contributions. Unless otherwise noted, all references to SEP Contracts include SARSEP arrangements. Although as of December 31, 1996, new employers may not establish a SARSEP, contributions may be made to existing Contracts and new employees of existing units may be offered Contracts. Unless otherwise indicated, Traditional IRA rules apply to SEP IRAs, including SARSEP IRAs.

o  SIMPLE IRA

   A Traditional IRA Contract used to fund a savings incentive match plan (SIMPLE IRA) sponsored by any type of employer. Contributions are made under a salary reduction program which permits an employer to reduce an employee's compensation for the purpose of the employee's making contributions to the plan. The employer must also make either matching or nonelective contributions to the plan with respect to the employee's account. Each individual employee covered by the SIMPLE IRA is the Contract Owner of the IRA set up on his or her behalf and must also be the Annuitant. Unless otherwise indicated, Traditional IRA rules apply to SIMPLE IRAs.

o  UNINCORPORATED AND CORPORATE TRUSTEED

   Unincorporated Trustee-Owned Contracts used to fund qualified defined contribution plans of employers who are sole proprietorships, partnerships, or business trusts. These plans are known as "HR-10" or "Keogh" plans. Corporate Trusteed Contracts fund retirement plans of incorporated employers. Such Corporate Trusteed Contracts are no longer offered for sale by Equitable to new employers. However, for existing business units we still issue Contracts to new employees and accept contributions. In addition, contributions are made by the employer for the benefit of employees who become Annuitants under the Contract. We do not act as trustee for these plans, so the employer must select a trustee.

   In the past, EQUI-VEST was available to fund HR-10 (Keogh) plans where the Contracts were owned by the Annuitants themselves (Annuitant-Owned HR-10), rather than by a trustee. Although we still issue such Annuitant-Owned HR-10 Contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST to new employer groups.


o  TSA

   A Code Section 403(b) tax-sheltered annuity (TSA) for public schools and nonprofit entities organized under Code Section 501(c)(3). Contributions are made by the employer either directly or through a salary reduction agreement entered into with the employee. Each employee is the Contract Owner and must also be the Annuitant.

o  UNIVERSITY TSA

   A TSA, originally designed to meet the needs of restricted plans of some universities, may be used for any TSA plan that prohibits loans and has additional restrictions not found in the basic TSA. Contributions are made by the employer either directly or through a salary reduction agreement entered into with the employee. Each employee is the Contract Owner and must also be the Annuitant. Unless otherwise noted, references to TSA Contracts include University TSAs.

o  EDC

   Contracts used to fund Code Section 457 Employee Deferred Compensation (EDC) plans of state and municipal governments and other tax-exempt organizations. Contributions are made by the employer on behalf of the employee generally pursuant to a salary reduction agreement. The employer or a trust is the Contract Owner but the employee is the Annuitant. The EDC program currently is not available for state or municipal government plans in Texas.

o  PAYROLL DEDUCTION IRA AND NQ


   The employer establishes a payroll deduction program which assists in remitting the employees' own contributions to the Contract. The employer does not sponsor any plan.

Later in this prospectus we refer to program features which are specific to particular types of retirement programs. Under some employer-sponsored plans, the availability of certain features may be limited. Employers can provide more detail about such plans.


Only NQ and Trusteed Contracts may be sold in Puerto Rico, and the tax aspects described in this prospectus may differ. Please consult your tax adviser.

INVESTMENT OPTIONS

The following Investment Options are offered: The Guaranteed Interest Account, and 24 variable Investment Funds listed earlier and described in greater detail in Parts 2 and 3. Each Investment Fund invests in shares of a corresponding Portfolio of either the HRT (Class IA) or the EQAT (Class IB), respectively. The attached HRT and EQAT prospectuses describe the investment objectives and policies of the Portfolios available to Contract Owners. Also subject to state regulatory approval, our Fixed Maturity Account with its choice of ten Fixed Maturity Periods is available under Series 400 IRA, QP IRA, and NQ Contracts.

If an  employer's  plan is  intended to comply  with the  requirements  of ERISA
Section 404(c), the Employer or the Plan Trustee is responsible for making sure that the Investment Options chosen constitute a broad range of investment choices as required by the Department of Labor's (DOL) regulation under ERISA
Section 404(c).  See "Certain Rules  Applicable to Plans Designed to Comply with
Section 404(c) of ERISA" in Part 9.

Educational information about investing which may be useful for Participants is contained in "Part 10: Key Factors in Retirement Planning" in the SAI. The SAI is available free of charge by calling 1-800-628-6673.

SELECTING INVESTMENT OPTIONS

Under EQUI-VEST Trusteed Contracts, the Employer or Plan Trustee will choose the Investment Options available to the Participant. Under all other Contracts, the Contract Owner makes that choice. If any of the Options listed below are selected, there will be restrictions on the amount you can transfer out of the Guaranteed Interest Account. Additionally, if you are participating through your Employer's plan and your Employer makes any of these Options available to you, whether or not you select them, you will be subject to such restrictions. The Options that result in restrictions are: Alliance Conservative Investors, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield and the Fixed Maturity Periods.

EQUI-VEST Original Contracts and Certificates limit you to only the Guaranteed Interest Account and the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds.

CONTRIBUTIONS

Generally, contributions may be made at any time: in single sum amounts, on a regular basis or as your financial situation permits. For some types of retirement plans, contributions must be made by the Employer. Different minimum contribution limits apply to different EQUI-VEST Contracts.


Contributions are credited as of the Transaction Date, if they are accompanied by properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Contributions not made by wire transfer, the Automatic Investment Program or payroll deduction must be made by check, drawn on a bank in the U.S. clearing through the Federal Reserve System, and payable in U.S. dollars to Equitable Life. Third party checks endorsed to Equitable Life are not acceptable forms of payment except in cases of a rollover from a qualified plan, a tax-free exchange under the Code or a trustee check that involves no refund. All checks are accepted subject to collection. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received. Under EQUI-VEST Trusteed Contracts, either you or the Plan Trustee, or both, as applicable, must instruct us to allocate contributions to one or several Investment Options that are available under your Employer's plan.


Under all other EQUI-VEST Contracts, you, as Owner, may instruct us to allocate your contributions to one or several Investment Options.

Allocation percentages must be in whole numbers and the sum must equal 100%. Contributions made to an Investment Fund purchase Accumulation Units in that Investment Fund.

TRANSFERS

Under the EQUI-VEST Trusteed and EDC Contracts, either the Participant or Owner, or the Plan Trustee, or both as applicable, may direct us to transfer among the investment options. Under other EQUI-VEST Contracts, you may make such transfers. There is no charge for these transfers. If you have an Original Contract, restrictions will apply to transfers into the Alliance Money Market Fund from any of the other Investment Options. Minimum transfer amounts may apply.

SERVICES WE PROVIDE

Your Equitable Representative can help you with any questions you have. In addition, there are a number of services designed to keep you informed.

REGULAR REPORTS

We currently provide written confirmation of every financial transaction, and:


o  Annual statement as of the close of the Calendar Year;

o  Statement as of the last day of the Contract Year.


We reserve the right to change the frequency of these reports.

ADDITIONAL SERVICES

Materials and seminars of an educational nature to assist retirement planning needs of Participants can be arranged through your Equitable Representative. Your Equitable Representative can also schedule retirement planning workshops to facilitate plan enrollment periods.

TELEPHONE OPERATED PROGRAM SUPPORT
(TOPS) SYSTEM

TOPS is designed to provide up-to-date information via touch-tone telephone. TOPS is available under all EQUI-VEST Contracts, but in certain plans, the use of TOPS may be limited by the plan provisions. Use TOPS:

o  for current Annuity Account Value;

o  for current allocation percentages;

o  for the number of units held in the Investment Funds under your account;

o to change your allocation percentages and/or transfer money among the Investment Funds and the Guaranteed Interest Account; or

o  to elect Investment Simplifier.


A personal identification number is required to use certain TOPS features. We have established procedures that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation of instructions communicated by telephone. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any losses arising out of any action on our part or any failure or omission to act as a result of our own negligence, lack of good faith, or willful misconduct. In light of the procedures established, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days written notice.

TOPS is normally available daily, 24 hours a day, by calling toll-free, 800-755-7777. However, Equitable will not be responsible for the unavailability of the system for any reason. Transfers made after the close of our Business Day or on a non-Business Day are not effective until the following Business Day.


TOLL-FREE TELEPHONE SERVICES

We maintain toll-free numbers for your convenience. See the chart below.

WRITTEN COMMUNICATION

All items received at the proper address prior to 4:00 p.m. Eastern Time on a Business Day will be effective on the same Business Day. Written requests will be processed as of the date a properly completed request is received at our Processing Office.


YEAR 2000 PROGRESS

Equitable Life relies upon various computer systems in order to administer your Contract and operate the Investment Options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life believes it has identified those of its systems critical to business operations that are not Year 2000 compliant. By year end 1998, Equitable Life expects that the work of modifying or replacing non-compliant systems will substantially be completed and expects a comprehensive test of its Year 2000 compliance will be performed in the first half of 1999. Equitable Life is in the process of seeking assurances from third party service providers that they are acting to address the Year 2000 issue with the goal of avoiding any material adverse effect on services provided to Contract Owners and on operations of the Investment Options. Any significant unresolved difficulty related to the Year 2000 compliance initiatives could have a material adverse effect on the ability to administer your Contract and operate the Investment Options. Assuming the timely completion of computer modifications by Equitable Life and third party service providers, there should be no material adverse effect on the ability to perform these functions.


WHERE TO REACH US
-------------------------------------------------------------------------------------------------------------------------------
                                                                      CONTRIBUTIONS:
                                                                      FOR EDC, TSA, TRUSTEED,
              FOR ALL WRITTEN REQUESTS                                ANNUITANT-OWNED HR-10, SEP,
              AND COMMUNICATIONS          CONTRIBUTIONS:              SIMPLE IRA, AND IRA AND NQ  LOAN REPAYMENTS:
              (OTHER THAN CONTRIBUTIONS   FOR IRA & NQ OWNERS WHO     WHEN CONTRIBUTIONS ARE      FOR TSA AND CORPORATE
              AND LOAN REPAYMENTS)        CONTRIBUTE INDIVIDUALLY     REMITTED BY THE EMPLOYER    TRUSTEED LOAN REPAYMENTS
-------------------------------------------------------------------------------------------------------------------------------
  REGULAR     EQUI-VEST                   Equitable Life              Equitable Life              Equitable Life
    MAIL      Administration Office       EQUI-VEST Administration    EQUI-VEST Administration    Loan Repayment
              Equitable Life              Office -- Individual         Office -- Unit Collections   EQUI-VEST Lockbox
              P.O. Box 2996               Collections                 P.O. Box 13463              P.O. Box 13496
              New York NY  10116-2996     P.O. Box 13459              Newark, NJ  07188-0463      Newark, NJ  07188-0496
                                          Newark, NJ  07188-0459
-------------------------------------------------------------------------------------------------------------------------------
  EXPRESS     EQUI-VEST                   Equitable Life              Equitable Life                          N/A
    MAIL      Administration Office       c/o First Chicago           c/o First Chicago
              Equitable Life              National Processing Center  National Processing Center
              200 Plaza Drive,            300 Harmon Meadow           300 Harmon Meadow
              2nd Floor                   Boulevard, 3rd Floor        Boulevard, 3rd Floor
              Secaucus, NJ  07094         Secaucus, NJ  07094         Secaucus, NJ  07094
                                          Attn: Box 13459             Attn: Box 13463
-------------------------------------------------------------------------------------------------------------------------------
  TOPS                                                         1-800-755-7777


-------------------------------------------------------------------------------------------------------------------------------
    DAILY                                                      1-800-841-0801
    UNIT VALUE
-------------------------------------------------------------------------------------------------------------------------------
  CUSTOMER SERVICE REPRESENTATIVES
    (AVAILABLE 8:00 A.M.-7:00 P.M.,                            1-800-628-6673
    EASTERN
    TIME, ON EACH BUSINESS DAY MONDAY
    THROUGH THURSDAY AND UNTIL 5:00 P.M.
    ON FRIDAY)
-------------------------------------------------------------------------------------------------------------------------------




DISTRIBUTION OPTIONS AND DEATH BENEFITS

EQUI-VEST Contracts provide several different types of distribution options, including:

o  fixed and variable annuities;

o  lump sum payments;

o  partial withdrawals;

o  required minimum distributions;

o  payments for a specific period of time;

o our Systematic Withdrawal option under EQUI- VEST (not available for amounts allocated to the Fixed Maturity Account).

There is a death benefit if the Annuitant dies before an annuity payout begins. The beneficiary will be paid the greater of the Annuity Account Value minus any outstanding loan balance (including accrued interest) or the minimum death benefit. The minimum death benefit will not be less than the total contributions adjusted for total withdrawals and any applicable taxes, less any outstanding loan balance (including accrued interest).

SPDA VARIABLE DISTRIBUTION OPTION

In addition to offering a variable annuity distribution option to participants in EQUI-VEST, we also make the variable annuity distribution option described in
Part 6 under "Distribution Options: Fixed and Variable Annuity Forms" available to owners of Equitable Life's single premium deferred annuity (SPDA) contracts. SPDA contractholders who are considering purchasing a variable distribution option should review the section on Distribution Options in Part 6, "Part 2:
Separate Account A and Its Investment Funds," "Part 3: Investment Performance," and the sections of the Statement of Additional Information which discuss the variable annuity distribution option. Also see "Part 9: Federal Tax and ERISA Matters" and the HRT prospectus attached.

WITHDRAWALS AND TERMINATION


Subject to Federal Regulations and the provisions of any applicable employer plan, you may withdraw funds at any time by completing and submitting the proper form(s). These forms are available from your Equitable Representative or from our Processing Office. Withdrawals may be subject to a minimum amount or to a contingent withdrawal charge. Withdrawals from Fixed Maturity Periods prior to their Expiration Dates will result in a market value adjustment.

Premature withdrawals or contract terminations (generally prior to age 59 1/2) may be restricted and subject to an early withdrawal Federal income tax penalty. See "Part 9: Federal Tax and ERISA Matters."


LOANS

Certain EQUI-VEST Contracts permit loans without incurring a contingent withdrawal charge (except in the event of a default). Such loans are administered in accordance with current or proposed regulations, as we deem appropriate. See "Loans (for TSA and Corporate Trusteed Only)" in Part 6 for more information.

TAXES

Generally, any earnings attributable to your Annuity Account Value will not be included in your taxable income until distributions are made. See "Part 9:
Federal Tax and ERISA Matters."

DEDUCTIONS AND CHARGES

Keep in mind that these programs are designed for retirement savings and long-range financial planning; certain charges will not apply unless you make early withdrawals from your Contract.

Following is a summary of the different types of deductions and charges which may be applicable.


o CHARGE TO INVESTMENT FUNDS -- We make a daily charge for certain expenses of the Contract. It covers death benefits, mortality risks, expenses and expense risks. The daily Accumulation Unit Value is quoted net of these charges. These charges will vary by Contract, and are at a maximum effective annual rate of 1.35% for all Funds other than the Alliance Money Market, Alliance Common Stock and Alliance Balanced Funds which are at a maximum effective annual rate of 1.49%. Further, EQUI-VEST Series 100 and 200 Contracts impose an overall limit of 1.75% on total Separate Account and Trust expenses for the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds.

o TRUST CHARGES TO PORTFOLIOS -- Investment advisory fees and other fees and expenses of the HRT and the EQAT are charged daily against the Trust's assets. These charges are reflected in the Portfolio's daily share price and in the daily Accumulation Unit Value for the Investment Funds.

o ADMINISTRATIVE CHARGES -- The administrative charge is currently at a maximum of $30 a year but may be less under certain Contracts.


   The charge is deducted each Contract Year from your Annuity Account Value in the Guaranteed Interest Account and Investment Funds and, in certain cases, from the Fixed Maturity Periods.


o CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES -- Generally, charges for state premium taxes and other applicable taxes, if any, are deducted when an annuity payment option is elected. The current tax charge that might be imposed varies by state and ranges from 0% to 3.50%; however, the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

o CONTINGENT WITHDRAWAL CHARGE -- If you terminate your participation under a Contract or make a partial withdrawal, your Annuity Account Value, as applicable, may be subject to a contingent withdrawal charge that will be used to cover sales and promotional expenses. This charge will not exceed 6% of the amount withdrawn. The amount withdrawn includes the amount you request and the withdrawal charge. Important exceptions and limitations eliminate or reduce the contingent withdrawal charge. See "Part 7: Deductions and Charges."


o CHARGE ON THIRD PARTY TRANSFER OR EXCHANGE -- You may instruct us to make a direct transfer to a third party of amounts under your Contract, or request that your Contract be exchanged for another contract or certificate issued by another carrier. Certain Contracts permit us to deduct a charge of $25 per occurrence for such transfers or exchanges.


10-DAY FREE LOOK FOR EQUI-VEST


You have the right to examine your EQUI-VEST Contract for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days. This right applies only to the initial owner of a Contract.

For contributions allocated to Investment Funds, your refund will equal those contributions plus or minus any investment gain or loss through the date we receive your Contract at our Processing Office. Certain daily charges will also be automatically deducted. For contributions allocated to the Guaranteed Interest Account, the refund will equal the amount allocated to the Guaranteed Interest Account without interest. For contributions allocated to the Fixed Maturity Account, the refund will equal the amount of your contributions plus any crediting of interest, and plus or minus any market value adjustment. Some states or Federal income tax regulations may require that we calculate the refund differently. We follow these same procedures if you change your mind before a Contract has been issued, but after a contribution has been made.


In certain cases, there may be tax implications to cancelling your Contract during the 10-day free look period.

FEE TABLES AND EXAMPLES


The EQUI-VEST Contracts may differ in terms of the fees that are charged. One of the following Tables will apply to you. To determine which Table applies you need to know which EQUI-VEST Series you own or are considering purchasing. For a description of the different EQUI-VEST Series, see "Part 6: The EQUI-VEST Contract Series." These Tables, and the related Examples, will assist you in understanding the various costs and expenses under your EQUI-VEST Contract so that you may compare them with other products. Except as described in Notes 5 and 7 below, the Tables reflect expenses of both the Separate Account and the applicable Trust for the year ended December 31, 1997.

Certain expenses and fees shown in the relevant table for your Contract may not apply to you. To determine whether a particular item in a Table applies (and the actual amount, if any) consult the section of the prospectus for your EQUI-VEST Contract series indicated in the notes to the Table. A charge for applicable state or local taxes may be deducted from contributions in some states. See "Charges for State Premium and Other Applicable Taxes" in Part 7.


As explained in Parts 4 and 5, the Guaranteed Interest Account and the Fixed Maturity Account are not a part of the Separate Account and are not covered by the following Tables and Examples. The only expenses shown in the Tables which apply to the Guaranteed Interest Account and the Fixed Maturity Account are the Contingent Withdrawal Charge, the Annual Administrative Charge and the Third Party Transfer or Exchange Fee, if applicable. Also see "Income Annuity Distribution Options" in Part 6 for the description of an administrative charge which may apply when you annuitize.


TABLE 1: EQUI-VEST SERIES 100


Description of Expenses
-----------------------

CONTRACT OWNER TRANS0ACTION EXPENSES
   SALES LOAD ON PURCHASES .....................................     NONE
   MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) ....................     6%
   MAXIMUM ANNUAL ADMINISTRATIVE CHARGE (2) ....................     $30


-------------------------------------------------------------------------------------------------------------------------------
                                                            ALLIANCE
                                             ALLIANCE     INTERMEDIATE    ALLIANCE                    ALLIANCE     ALLIANCE
                                              MONEY        GOVERNMENT     QUALITY       ALLIANCE       GROWTH       EQUITY
                                              MARKET       SECURITIES       BOND       HIGH YIELD     & INCOME       INDEX
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND HRT ANNUAL
   EXPENSES (3)                               1.75%             N/A           N/A           N/A            N/A          N/A
   Separate Account Annual Expenses (4)
     Mortality and Expense Risk Fees           .65%            .50%          .50%          .50%           .50%         .50%
     Other Expenses                            .84%            .84%          .84%          .84%           .84%         .84%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                             1.49% (3)       1.34%         1.34%         1.34%          1.34%        1.34%
   HRT Annual Expenses (4)
     Investment Advisory Fees                  .35%            .50%          .53%          .60%           .55%         .32%
     Other Expenses                            .04%            .06%          .05%          .04%           .04%         .04%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .39%(3)         .56%          .58%          .64%           .59%         .36%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        ALLIANCE
                                            ALLIANCE             ALLIANCE   ALLIANCE     SMALL    ALLIANCE                ALLIANCE
                                             COMMON    ALLIANCE   INTER-   AGGRESSIVE     CAP   CONSERVATIVE   ALLIANCE    GROWTH
                                             STOCK      GLOBAL   NATIONAL     STOCK      GROWTH   INVESTORS    BALANCED   INVESTORS
                                         ------------------------------------------------------------------------------------------
MAXIMUM SEPARATE ACCOUNT AND HRT ANNUAL
   EXPENSES (3)                              1.75%          N/A       N/A     1.75%        N/A       N/A        1.75%         N/A
   Separate Account Annual Expenses (4)
     Mortality and Expense Risk Fees          .65%         .50%      .50%      .50%       .50%      .50%         .65%        .50%
     Other Expenses                           .84%         .84%      .84%      .84%       .84%      .84%         .84%        .84%
-----------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                            1.49% (3)    1.34%     1.34%     1.34% (3)  1.34%     1.34%        1.49% (3)   1.34%
   HRT Annual Expenses (4)
     Investment Advisory Fees                 .37%         .65%      .90%      .54%       .90%      .48%         .42%        .52%
     Other Expenses                           .03%         .08%      .18%      .03%       .05%      .07%         .05%        .05%
-----------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)       .40%(3)      .73%     1.08%      .57%(3)    .95%      .55%         .47%(3)     .57%
-----------------------------------------------------------------------------------------------------------------------------------


TABLE 1: EQUI-VEST SERIES 100 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                           EQ/PUTNAM GROWTH
                                           T. ROWE PRICE    T. ROWE PRICE          &           EQ/ PUTNAM
                                           INTERNATIONAL    EQUITY INCOME    INCOME VALUE       BALANCED       MFS RESEARCH
                                          STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND EQAT ANNUAL
   EXPENSES                                     N/A              N/A              N/A              N/A              N/A
   Separate Account Annual Expenses
     Mortality and Expense Risk Fees            .50%             .50%             .50%             .50%             .50%
     Other Expenses                             .84%             .84%             .84%             .84%             .84%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                              1.34%            1.34%            1.34%            1.34%            1.34%
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .75%             .55%             .55%             .55%             .55%
     Rule 12b-1 Fee (7)                         .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .20%             .05%             .05%             .10%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)          1.20%             .85%             .85%             .90%             .85%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                           MFS EMERGING    MORGAN STANLEY    WARBURG PINCUS    MERRILL LYNCH    MERRILL LYNCH
                                            GROWTH COM-   EMERGING MARKETS    SMALL COMPANY   WORLD STRATEGY     BASIC VALUE
                                         PANIES PORTFOLIO EQUITY PORTFOLIO   VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND EQAT ANNUAL
   EXPENSES                                     N/A              N/A              N/A              N/A              N/A
   Separate Account Annual Expenses
     Mortality and Expense Risk Fees            .50%             .50%             .50%             .50%             .50%
     Other Expenses                             .84%             .84%             .84%             .84%             .84%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                              1.34%            1.34%            1.34%            1.34%            1.34%
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .55%            1.15%             .65%             .70%             .55%
     Rule 12b-1 Fee (7)                         .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .05%             .35%             .10%             .25%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)           .85%            1.75%            1.00%            1.20%             .85%
-------------------------------------------------------------------------------------------------------------------------------


TABLE 2: EQUI-VEST SERIES 200
Description of Expenses
-----------------------

CONTRACT OWNER TRANSACTION EXPENSES
SALES LOAD ON PURCHASES ..............................................   NONE
MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) .............................   6%
MAXIMUM ANNUAL ADMINISTRATIVE CHARGE (2) .............................   $30


-------------------------------------------------------------------------------------------------------------------------------
                                                           ALLIANCE
                                            ALLIANCE     INTERMEDIATE    ALLIANCE                    ALLIANCE      ALLIANCE
                                              MONEY       GOVERNMENT     QUALITY       ALLIANCE       GROWTH        EQUITY
                                             MARKET       SECURITIES       BOND       HIGH YIELD     & INCOME       INDEX
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND HRT ANNUAL
   EXPENSES (3)                               1.75%            N/A           N/A           N/A           N/A           N/A
   Separate Account Annual Expenses (4)
     Mortality and Expense Risk Fees          1.15%          1.09%         1.09%         1.09%         1.09%         1.09%
     Other Expenses                            .25%           .25%          .25%          .25%          .25%          .25%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                             1.40% (3)      1.34%         1.34%         1.34%         1.34%         1.34%
   HRT Annual Expenses (4)
     Investment Advisory Fees                  .35%           .50%          .53%          .60%          .55%          .32%
     Other Expenses                            .04%           .06%          .05%          .04%          .04%          .04%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)        .39%(3)        .56%          .58%          .64%          .59%          .36%
-------------------------------------------------------------------------------------------------------------------------------


TABLE 2: EQUI-VEST SERIES 200 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        ALLIANCE
                                            ALLIANCE              ALLIANCE   ALLIANCE    SMALL     ALLIANCE                ALLIANCE
                                             COMMON     ALLIANCE   INTER-   AGGRESSIVE    CAP    CONSERVATIVE  ALLIANCE     GROWTH
                                             STOCK       GLOBAL   NATIONAL    STOCK      GROWTH   INVESTORS    BALANCED   INVESTORS
                                         -------------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND
   HRT ANNUAL EXPENSES (3)                   1.75%        N/A       N/A      1.75%        N/A       N/A         1.75%         N/A
   Separate Account Annual Expenses (4)
     Mortality and Expense Risk Fees         1.15%       1.09%     1.09%     1.09%       1.09%     1.09%        1.15%        1.09%
     Other Expenses                           .25%        .25%      .25%      .25%        .25%      .25%         .25%         .25%
----------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                            1.40% (3)   1.34%     1.34%     1.34%(3)    1.34%     1.34%        1.40%(3)     1.34%
   HRT Annual Expenses (4)
     Investment Advisory Fees                 .37%        .65%      .90%      .54%        .90%      .48%         .42%         .52
     Other Expenses                           .03%        .08%      .18%      .03%        .05%      .07%         .05%         .05
----------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (5)(6)       .40%(3)     .73%     1.08%      .57%(3)     .95%      .55%         .47%(3)      .57
----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/PUTNAM
                                            T. ROWE PRICE     T. ROWE PRICE      GROWTH &       EQ/ PUTNAM
                                            INTERNATIONAL     EQUITY INCOME    INCOME VALUE      BALANCED       MFS RESEARCH
                                           STOCK PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND
   EQAT ANNUAL EXPENSES                         N/A                N/A              N/A             N/A              N/A
   Separate Account Annual Expenses
     Mortality and Expense Risk Fees            .50%               .50%             .50%            .50%             .50%
     Other Expenses                             .84%               .84%             .84%            .84%             .84%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                              1.34%              1.34%            1.34%           1.34%            1.34%
EQAT Annual Expenses
   Investment Management and                    .75%               .55%             .55%            .55%             .55%
     Advisory Fee
     Rule 12b-1 Fee (7)                         .25%               .25%             .25%            .25%             .25%
     Other Expenses                             .20%               .05%             .05%            .10%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)          1.20%               .85%             .85%            .90%             .85%
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------

                                            MFS EMERGING     MORGAN STANLEY     WARBURG PINCUS   MERRILL LYNCH   MERRILL LYNCH
                                             GROWTH COM-    EMERGING MARKETS    SMALL COMPANY   WORLD STRATEGY    BASIC VALUE
                                          PANIES PORTFOLIO  EQUITY PORTFOLIO   VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                                         --------------------------------------------------------------------------------------

MAXIMUM SEPARATE ACCOUNT AND
   EQAT ANNUAL EXPENSES                         N/A                N/A              N/A             N/A              N/A
   Separate Account Annual Expenses
     Mortality and Expense Risk Fees            .50%               .50%             .50%            .50%             .50%
     Other Expenses                             .84%               .84%             .84%            .84%             .84%
-------------------------------------------------------------------------------------------------------------------------------
       Total Separate Account Annual
         Expenses                              1.34%              1.34%            1.34%           1.34%            1.34%
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .55%              1.15%             .65%            .70%             .55%
     Rule 12b-1 Fee (7)                         .25%               .25%             .25%            .25%             .25%
     Other Expenses                             .05%               .35%             .10%            .25%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (8)           .85%              1.75%            1.00%           1.20%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------
Notes:
(1) The contingent withdrawal charge is a percentage of specified contributions or amounts withdrawn, depending on the Contract. Important exceptions and limitations may eliminate or reduce the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 7.

(2) Many Contracts are exempt from this charge. The Annual Administrative Charge is the lesser of $30 or 2% of the Annuity Account Value. See "Annual Administrative Charge" in Part 7.


(3) The amounts shown in the Table under "Maximum Separate Account and HRT Annual Expenses," when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds. For Series 100 Contracts, without this expense limitation, total Separate Account Annual Expenses plus HRT Annual Expenses for 1997 would have been 1.88%, 1.89%, 1.91%, and 1.96% for the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds, respectively. For Series 200 Contracts, without this expense limitation, total Separate Account Annual Expenses plus HRT Annual Expenses for 1997 would have been 1.79%, 1.80%, 1.91%, and 1.87% for the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds, respectively. For Series 100 Contracts, Separate Account Annual Expenses are guaranteed not to exceed a total annual rate of 1.49% for the Alliance Money Market, Alliance Balanced and Alliance Common Stock Funds and an annual rate of 1.34% for all other Investment Funds. See "Limitation on Charges" in Part 7.


(4) Separate Account and HRT expenses are shown as a percentage of each Investment Fund's or Portfolio's average value. "Mortality and Expense Risk Fees" includes death benefit charges. "Other Expenses" under "Separate Account Annual Expenses" includes financial accounting expenses. See
    "Limitation on Charges," "Charges to Investment Funds" and "Charges to Portfolios" in Part 7.

(5) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., HRT's Investment Adviser, which effected changes in HRT's management fee and expense structure. See HRT's prospectus for more information.


    The tables above reflecting HRT's expenses are based on average portfolio net assets for the year ended December 31, 1997 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.


(6) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of the HRT. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. HRT's expenses are shown as a percentage of each Portfolio's average portfolio net assets. See "Charges to Portfolios" in Part 7.


(7) The Class IB shares of EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans" ) adopted by EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Contracts.

(8) All EQAT Portfolios commenced operations on May 1, 1997 except the Morgan Stanley Emerging Markets Equity Portfolio, which commenced operations on August 20, 1997.

    The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses; however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and
    T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

    Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

    Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.

EXAMPLES: EQUI-VEST SERIES 100 AND 200

For each type of Series 100 and 200 Contract, the examples which follow show the expenses that a hypothetical Contract Owner would pay in the surrender and nonsurrender situations noted below, assuming a single contribution of $1,000 on the Contract Date invested in one of the Investment Funds listed and a 5% annual return on assets and no waiver of the contingent withdrawal charge.(1) For purposes of these examples, the annual administrative charge is computed by reference to the actual aggregate annual administrative charges as a percentage of the total assets held under all EQUI-VEST Contracts.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:
FOR IRA (TRADITIONAL, ROTH AND CERTAIN QP IRA(2)), SEP, EDC AND PARTICIPANT-OWNED HR-10 CONTRACTS:



---------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                    -----------------------------------------------------------------

Alliance Money Market                                    $80.93          $124.74         $164.32         $256.17
Alliance Intermediate Government Securities               82.41           129.21          171.87          272.02
Alliance Quality Bond                                     82.60           129.80          172.87          274.12
Alliance High Yield                                       83.19           131.59          175.87          280.38
Alliance Growth & Income                                  82.70           130.10          173.37          275.16
Alliance Equity Index                                     80.43           123.25          161.79          250.84
Alliance Common Stock                                     80.93           124.74          164.32          256.17
Alliance Global                                           84.08           134.26          180.36          289.70
Alliance International                                    87.53           144.59          197.66          325.14
Alliance Aggressive Stock                                 80.93           124.74          164.32          256.17
Alliance Small Cap Growth                                 86.25           140.76              --              --
Alliance Conservative Investors                           82.31           128.91          171.37          270.97
Alliance Balanced                                         80.93           124.74          164.32          256.17
Alliance Growth Investors                                 82.50           129.51          172.37          273.07
T. Rowe Price International Stock Portfolio               88.72           148.12              --              --
T. Rowe Price Equity Income Portfolio                     85.27           137.81              --              --
EQ/Putnam Growth & Income Value Portfolio                 85.27           137.81              --              --
EQ/Putnam Balanced Portfolio                              85.76           139.29              --              --
MFS Research Portfolio                                    85.27           137.81              --              --
MFS Emerging Growth Companies Portfolio                   85.27           137.81              --              --
Morgan Stanley Emerging Markets Equity Portfolio          94.14           164.17              --              --
Warburg Pincus Small Company Value Portfolio              86.75           142.24              --              --
Merrill Lynch World Strategy Portfolio                    88.72           148.12              --              --
Merrill Lynch Basic Value Equity Portfolio                85.27           137.81              --              --
---------------------------------------------------------------------------------------------------------------------


FOR TSA AND QP IRA CONTRACTS:(3)
---------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                    -----------------------------------------------------------------
Alliance Money Market                                    $74.74          $118.17         $164.32         $256.17
Alliance Intermediate Government Securities               76.23           122.67          171.87          272.02
Alliance Quality Bond                                     76.43           123.26          172.87          274.12
Alliance High Yield                                       77.02           125.06          175.87          280.38
Alliance Growth & Income                                  76.53           123.56          173.37          275.16
Alliance Equity Index                                     74.24           116.66          161.79          250.84
Alliance Common Stock                                     74.74           118.17          164.32          256.17
Alliance Global                                           77.92           127.75          180.36          289.70
Alliance International                                    81.39           138.15          197.66          325.14
Alliance Aggressive Stock                                 74.74           118.17          164.32          256.17
Alliance Small Cap Growth                                 80.10           134.30              --              --
Alliance Conservative Investors                           76.33           122.96          172.37          273.07
Alliance Balanced                                         74.74           118.17          164.32          256.17
Alliance Growth Investors                                 76.33           122.96          172.37          273.07
T. Rowe Price International Stock Portfolio               82.58           141.70              --              --
T. Rowe Price Equity Income Portfolio                     79.11           131.32              --              --
EQ/Putnam Growth & Income Value Portfolio                 79.11           131.32              --              --
EQ/Putnam Balanced Portfolio                              79.60           132.81              --              --
MFS Research Portfolio                                    79.11           131.32              --              --
MFS Emerging Growth Companies Portfolio                   79.11           131.32              --              --
Morgan Stanley Emerging Markets Equity Portfolio          88.04           157.86              --              --
Warburg Pincus Small Company Value Portfolio              80.60           135.78              --              --
Merrill Lynch World Strategy Portfolio                    82.58           141.70              --              --
Merrill Lynch Basic Value Equity Portfolio                79.11           131.32              --              --
---------------------------------------------------------------------------------------------------------------------


FOR TRUSTEED AND NQ CONTRACTS:
---------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                    -----------------------------------------------------------------

Alliance Money Market                                     $74.74          $118.17        $161.44         $219.56
Alliance Intermediate Government Securities                76.23           122.67         169.46          235.96
Alliance Quality Bond                                      76.43           123.26         170.53          238.13
Alliance High Yield                                        77.02           125.06         173.72          244.61
Alliance Growth & Income                                   76.53           123.56         171.06          239.21
Alliance Equity Index                                      74.24           116.66         158.75          214.03
Alliance Common Stock                                      74.74           118.17         161.44          219.56
Alliance Global                                            77.92           127.75         178.50          254.26
Alliance International                                     81.39           138.15         196.89          290.94
Alliance Aggressive Stock                                  74.74           118.17         161.44          219.56
Alliance Small Cap Growth                                  80.10           134.30             --              --
Alliance Conservative Investors                            76.13           122.37         168.93          234.88
Alliance Balanced                                          74.74           118.17         161.44          219.56
Alliance Growth Investors                                  76.33           122.96         170.00          237.05
T. Rowe Price International Stock Portfolio                82.58           141.70             --              --
T. Rowe Price Equity Income Portfolio                      79.11           131.32             --              --
EQ/Putnam Growth & Income Value Portfolio                  79.11           131.32             --              --
EQ/Putnam Balanced Portfolio                               79.60           132.81             --              --
MFS Research Portfolio                                     79.11           131.32             --              --
MFS Emerging Growth Companies Portfolio                    79.11           131.32             --              --
Morgan Stanley Emerging Markets Equity Portfolio           88.04           157.86             --              --
Warburg Pincus Small Company Value Portfolio               80.60           135.78             --              --
Merrill Lynch World Strategy Portfolio                     82.58           141.70             --              --
Merrill Lynch Basic Value Equity Portfolio                 79.11           131.32             --              --
---------------------------------------------------------------------------------------------------------------------



IF YOU DO NOT  SURRENDER  YOUR  CONTRACT  AT THE END OF EACH PERIOD  SHOWN,  THE
EXPENSE WOULD BE: FOR ALL SERIES 100 AND 200 CONTRACTS:
-------------------------------------------------------------------------------------------------------------------------------
                                                                   1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                              -----------------------------------------------------------------

Alliance Money Market                                              $19.07          $59.00         $101.44         $219.56
Alliance Intermediate Government Securities                         20.64           63.77          109.46          235.96
Alliance Quality Bond                                               20.85           64.40          110.53          238.13
Alliance High Yield                                                 21.48           66.31          113.72          244.61
Alliance Growth & Income                                            20.96           64.72          111.06          239.21
Alliance Equity Index                                               18.55           57.41           98.75          214.03
Alliance Common Stock                                               19.07           59.00          101.44          219.56
Alliance Global                                                     22.43           69.16          118.50          254.26
Alliance International                                              26.10           80.19          136.89          290.94
Alliance Aggressive Stock                                           19.07           59.00              --              --
Alliance Small Cap Growth                                           24.74           76.10          130.09          277.47
Alliance Conservative Investors                                     20.54           63.45          108.93          234.88
Alliance Balanced                                                   19.07           59.00          101.44          219.56
Alliance Growth Investors                                           20.75           64.09          110.00          237.05
T. Rowe Price International Stock Portfolio                         27.36           83.95              --              --
T. Rowe Price Equity Income Portfolio                               23.69           72.95              --              --
EQ/Putnam Growth & Income Value Portfolio                           23.69           72.95              --              --
EQ/Putnam Balanced Portfolio                                        24.21           74.52              --              --
MFS Research Portfolio                                              23.69           72.95              --              --
MFS Emerging Growth Companies Portfolio                             23.69           72.95              --              --
Morgan Stanley Emerging Markets Equity Portfolio                    33.13          101.08              --              --
Warburg Pincus Small Company Value Portfolio                        25.26           77.67              --              --
Merrill Lynch World Strategy Portfolio                              27.36           83.95              --              --
Merrill Lynch Basic Value Equity Portfolio                          23.69           72.95              --              --


-------------------


(1) The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial annuity payment is less than $20, we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Distribution Options" in Part 6. In some cases, charges for state premium or other taxes will be deducted from the amount applied, if applicable.
(2) These expenses also apply to a Series 100 QP IRA purchased in a state where group Contracts are issued.
(3) These expenses apply only to a Series 100 QP IRA purchased in a state where individual Contracts are issued.
--------------------------------------------------------------------------------

Accumulation Unit Values

The following tables show the Accumulation Unit Values, as of the last Business Day for the periods shown, commencing with the initial offering of each Fund under the Contracts indicated below.



EQUI-VEST: Series 100 and 200

                                                             LAST BUSINESS DAY OF
                               -----------------------------------------------------------------------------------------------------
                                                                  DECEMBER                                                   MARCH
                               ------------------------------------------------------------------------------------------  ---------
                                  1988     1989     1990     1991     1992     1993     1994     1995     1996     1997      1998
                               -----------------------------------------------------------------------------------------------------

Alliance Money Market            $20.32    $21.89   $23.38  $ 24.48  $ 25.01  $ 25.41  $ 26.08  $ 27.22  $ 28.28 $  29.41  $ 29.69
Alliance Intermediate
   Government Securities             --        --       --       --       --       --    98.19   109.80   112.40   118.98   120.46
Alliance Quality Bond                --        --       --       --       --       --    93.87   108.38   112.65   121.30   122.92
Alliance High Yield                  --        --       --       --       --       --    95.88   113.44   137.53   160.74   168.88
Alliance Growth & Income             --        --       --       --       --       --    98.86   121.02   143.37   179.30   199.90
Alliance Equity Index                --        --       --       --       --       --   100.95   135.94   164.12   214.66   243.54
Alliance Common Stock             67.22     83.40    75.67   102.76   104.63   128.80   124.32   162.42   199.05   253.68   287.10
Alliance Global                      --        --       --       --       --       --   104.12   122.06   138.00   151.87   173.58
Alliance International               --        --       --       --       --       --       --   104.15   112.83   107.92   123.10
Alliance Aggressive Stock         18.09     25.86    27.36    50.51    48.30    55.68    52.88    68.73    82.91    90.75   103.24
Alliance Small Cap Growth            --        --       --       --       --       --       --       --       --   125.55   142.82
Alliance Conservative
   Investors                         --        --       --       --       --       --    95.10   112.97   117.25   130.98   137.66
Alliance Balanced                 15.80     19.69    19.40    27.17    26.04    28.85    26.18    30.92    34.06    38.66    41.71
Alliance Growth Investors            --        --       --       --       --       --    96.31   120.08   133.40   153.69   167.83
T. Rowe Price International
   Stock Portfolio                   --        --       --       --       --       --       --       --       --    97.61   109.56
T. Rowe Price Equity Income
   Portfolio                         --        --       --       --       --       --       --       --       --   121.04   131.52
EQ/Putnam Growth & Income
   Value Portfolio                   --        --       --       --       --       --       --       --       --   115.17   127.24
EQ/Putnam Balanced Portfolio         --        --       --       --       --       --       --       --       --   113.46   121.90
MFS Research Portfolio               --        --       --       --       --       --       --       --       --   115.01   133.18
MFS Emerging Growth
   Companies Portfolio               --        --       --       --       --       --       --       --       --   121.34   145.66
Morgan Stanley Emerging
   Markets Equity Portfolio          --        --       --       --       --       --       --       --       --    79.41    82.66
Warburg Pincus Small
   Company Value Portfolio           --        --       --       --       --       --       --       --       --   118.06   126.52
Merrill Lynch World
   Strategy Portfolio                --        --       --       --       --       --       --       --       --   103.77   111.74
Merrill Lynch Basic Value
   Equity Portfolio                  --        --       --       --       --       --       --       --       --   115.97   133.54

TABLE 3: EQUI-VEST SERIES 300 AND 400
Description of Expenses
-----------------------
CONTRACT OWNER TRANSACTION EXPENSES
   SALES LOAD ON PURCHASES ............................................  NONE
   MAXIMUM CONTINGENT WITHDRAWAL CHARGE (1) ...........................  6%
   MAXIMUM/CURRENT ANNUAL ADMINISTRATIVE CHARGE (2) ...................  $65/30
   MAXIMUM/CURRENT THIRD PARTY TRANSFER OR EXCHANGE FEE (3) ...........  $65/25
                                                                  per occurrence

SEPARATE ACCOUNT ANNUAL EXPENSES
   Mortality and Expense Risk Fees (including Death Benefit Charges)...   1.10%
   Other Expenses (4)..................................................    .25%
                                                                         ======
     Total Separate Account Annual Expenses (5)........................   1.35%
                                                                         ======




-------------------------------------------------------------------------------------------------------------------------------
                                                       ALLIANCE
                                           ALLIANCE  INTERMEDIATE   ALLIANCE                ALLIANCE     ALLIANCE   ALLIANCE
                                            MONEY     GOVERNMENT    QUALITY     ALLIANCE     GROWTH       EQUITY     COMMON
                                            MARKET    SECURITIES      BOND     HIGH YIELD   & INCOME      INDEX       STOCK
                                         --------------------------------------------------------------------------------------

HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .35%        .50%         .53%        .60%        .55%         .32%        .37%
     Other Expenses                            .04%        .06%         .05%        .04%        .04%         .04%        .03%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (6)(7)        .39%        .56%         .58%        .64%        .59%         .36%        .40%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                    ALLIANCE    ALLIANCE    ALLIANCE                ALLIANCE
                                           ALLIANCE    ALLIANCE    AGGRESSIVE  SMALL CAP  CONSERVATIVE   ALLIANCE    GROWTH
                                            GLOBAL   INTERNATIONAL   STOCK       GROWTH     INVESTORS    BALANCED   INVESTORS
                                         --------------------------------------------------------------------------------------
HRT ANNUAL EXPENSES
     Investment Advisory Fees                  .65%        .90%         .54%        .90%        .48%         .42%        .52%
     Other Expenses                            .08%        .18%         .03%        .05%        .07%         .05%        .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total HRT Annual Expenses (6)(7)        .73%       1.08%         .57%        .95%        .55%         .47%        .57%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                           EQ/PUTNAM GROWTH
                                           T. ROWE PRICE    T. ROWE PRICE          &           EQ/ PUTNAM
                                           INTERNATIONAL    EQUITY INCOME    INCOME VALUE       BALANCED       MFS RESEARCH
                                          STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .75%             .55%             .55%             .55%             .55%
     Rule 12b-1 Fee(8)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .20%             .05%             .05%             .10%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (9)          1.20%             .85%             .85%             .90%             .85%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                           MFS EMERGING    MORGAN STANLEY    WARBURG PINCUS    MERRILL LYNCH    MERRILL LYNCH
                                            GROWTH COM-   EMERGING MARKETS   SMALL COMPANY   WORLD STRATEGY     BASIC VALUE
                                         PANIES PORTFOLIO EQUITY PORTFOLIO   VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                                         --------------------------------------------------------------------------------------
EQAT Annual Expenses
   Investment Management and
     Advisory Fee                               .55%            1.15%             .65%             .70%             .55%
     Rule 12b-1 Fee(8)                          .25%             .25%             .25%             .25%             .25%
     Other Expenses                             .05%             .35%             .10%             .25%             .05%
-------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (9)           .85%            1.75%            1.00%            1.20%             .85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------
Notes:

(1) The contingent withdrawal charge is a percentage of specified contributions. See "Contingent Withdrawal Charge" in Part 7. Important exceptions and limitations may eliminate or reduce the contingent withdrawal charge.

(2) The Annual Administrative Charge is the lesser of $30 or 2% of the Annuity Account Value (adjusted to include any withdrawals made during that year) during the first two Contract Years; and $30 for each Contract Year thereafter. See "Annual Administrative Charge" in Part 7. We reserve the right to increase this fee in the future if our administrative costs increase, but such fee may not exceed an annual maximum of $65, subject to applicable law.

(3) There is a Third Party Transfer or Exchange Fee of $25 per occurrence. We reserve the right to increase this fee in the future, but such fee may not exceed a maximum of $65 per occurrence, subject to applicable law.


(4) The current charge is .24% against the assets of all EQAT Funds, the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Funds for expenses. We reserve the right to increase the charge back to the maximum at our discretion.


(5) The amounts shown in the table under "Total Separate Account Annual Expenses" are not permitted to exceed a total annual rate of 1.35% of the value of the assets held in the Investment Funds. Separate Account expenses are shown as a percentage of each Investment Fund's average value. See "Limitation on Charges" in Part 7.

(6) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., HRT's Investment Adviser, which effected changes in HRT's management fee and expense structure. See HRT's prospectus for more information.


    The tables above reflecting HRT's expenses are based on average portfolio net assets for the year ended December 31, 1997 and have been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.


(7) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of the HRT. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. The HRT's expenses are shown as a percentage of each Portfolio's average portfolio net assets. See "Charges to Portfolios" in Part 7.


(8) The Class IB shares of EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans" ) adopted by EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Contracts.

(9) All EQAT Portfolios commenced operations on May 1, 1997 except the Morgan Stanley Emerging Markets Equity Portfolio, which commenced operations on August 20, 1997.

    The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses; however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and
    T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

    Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

    Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.

EXAMPLES: EQUI-VEST SERIES 300 AND 400

For each type of Series 300 and 400 Contract, the examples which follow show the expenses that a hypothetical Contract Owner would pay in the surrender and nonsurrender situations noted below, assuming a single contribution of $1,000 on the Contract Date invested in one of the Investment Funds listed, a 5% annual return on assets and no waiver of the contingent withdrawal charge.(1) For purposes of these examples, the annual administrative charge is computed by reference to the actual aggregate annual administrative charges as a percentage of the total assets held under all EQUI-VEST Contracts.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:

---------------------------------------------------------------------------------------------------
                                                   1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                ---------------------------------------------------

Alliance Money Market                               $74.64    $117.87    $160.90     $218.46
Alliance Intermediate Government Securities          76.23     122.67     169.46      235.96
Alliance Quality Bond                                76.43     123.26     170.53      238.13
Alliance High Yield                                  77.02     125.06     173.72      244.61
Alliance Growth & Income                             76.53     123.56     171.06      239.21
Alliance Equity Index                                74.24     116.66     158.75      214.03
Alliance Common Stock                                74.74     118.17     161.44      219.56
Alliance Global                                      77.92     127.75     178.50      254.26
Alliance International                               81.39     138.15     196.89      290.94
Alliance Aggressive Stock                            76.43     123.26     170.53      238.13
Alliance Small Cap Growth                            80.10     134.30         --          --
Alliance Conservative Investors                      76.13     122.37     168.93      234.88
Alliance Balanced                                    75.44     120.27     165.19      227.24
Alliance Growth Investors                            76.33     122.96     170.00      237.05
T. Rowe Price International Stock Portfolio          82.58     141.70         --          --
T. Rowe Price Equity Income Portfolio                79.11     131.32         --          --
EQ/Putnam Growth & Income Value Portfolio            79.11     131.32         --          --
EQ/Putnam Balanced Portfolio                         79.60     132.81         --          --
MFS Research Portfolio                               79.11     131.32         --          --
MFS Emerging Growth Companies Portfolio              79.11     131.32         --          --
Morgan Stanley Emerging Markets Equity Portfolio     88.04     157.86         --          --
Warburg Pincus Small Company Value Portfolio         80.60     135.78         --          --
Merrill Lynch World Strategy Portfolio               82.58     141.70         --          --
Merrill Lynch Basic Value Equity Portfolio           79.11     131.32         --          --

---------------------------------------------------------------------------------------------------

IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSE WOULD BE:


---------------------------------------------------------------------------------------------------
                                                   1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                ---------------------------------------------------
Alliance Money Market                               $18.97    $ 58.68    $100.90     $218.46
Alliance Intermediate Government Securities          20.64      63.77     109.46      235.96
Alliance Quality Bond                                20.85      64.40     110.53      238.13
Alliance High Yield                                  21.48      66.31     113.72      244.61
Alliance Growth & Income                             20.96      64.72     111.06      239.21
Alliance Equity Index                                18.55      57.41      98.75      214.03
Alliance Common Stock                                19.07      59.00     101.44      219.56
Alliance Global                                      22.43      69.16     118.50      254.26
Alliance International                               26.10      80.19     136.89      290.94
Alliance Aggressive Stock                            20.85      64.40     110.53      238.13
Alliance Small Cap Growth                            24.74      76.10         --          --
Alliance Conservative Investors                      20.54      63.45     108.93      234.88
Alliance Balanced                                    19.80      61.23     105.19      227.24
Alliance Growth Investors                            20.75      64.09     110.00      237.05
T. Rowe Price International Stock Portfolio          27.36      83.95         --          --
T. Rowe Price Equity Income Portfolio                23.69      72.95         --          --
EQ/Putnam Growth & Income Value Portfolio            23.69      72.95         --          --
EQ/Putnam Balanced Portfolio                         24.21      74.52         --          --
MFS Research Portfolio                               23.69      72.95         --          --
MFS Emerging Growth Companies Portfolio              23.69      72.95         --          --
Morgan Stanley Emerging Markets Equity Portfolio     33.13     101.08         --          --
Warburg Pincus Small Company Value Portfolio         25.26      77.67         --          --
Merrill Lynch World Strategy Portfolio               27.36      83.95         --          --
Merrill Lynch Basic Value Equity Portfolio           23.69      72.95         --          --


-------------------

(1) The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial annuity payment is less than $20, we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Distribution Options" in Part 6. In some cases, charges for state premium or other taxes will be deducted from the amount applied, if applicable.

--------------------------------------------------------------------------------

Accumulation Unit Values

The following tables show the Accumulation Unit Values, as of the last Business Day for the periods shown, commencing with the initial offering of each Fund under the Contracts indicated below.

EQUI-VEST: SERIES 300 AND 400

---------------------------------------------------------------------------------------------------------------------------------
                                                                                LAST BUSINESS DAY OF
                                                  -------------------------------------------------------------------------------
                                                                             DECEMBER                                  MARCH
                                                  ----------------------------------------------------------------  -------------
                                                       1994            1995            1996             1997            1998
                                                  -------------------------------------------------------------------------------
Alliance Money Market                                 $102.61        $107.04         $111.21          $115.66         $116.78
Alliance Intermediate Government Securities             98.19         109.80          112.40           118.98          120.46
Alliance Quality Bond                                   93.87         108.38          112.65           121.30          122.92
Alliance High Yield                                     95.88         113.44          137.53           160.74          168.88
Alliance Growth & Income                                98.96         121.02          143.37           179.30          199.90
Alliance Equity Index                                  100.95         135.94          164.12           214.66          243.54
Alliance Common Stock                                   97.03         126.78          155.42           198.12          224.23
Alliance Global                                        104.12         122.06          138.00           151.87          173.58
Alliance International                                     --         104.15          112.83           107.92          123.10
Alliance Aggressive Stock                               95.45         123.95          149.41           163.33          185.74
Alliance Small Cap Growth                                  --             --              --           125.55          142.82
Alliance Conservative Investors                         95.10         112.97          117.25           130.98          137.66
Alliance Balanced                                       91.64         108.26          119.26           135.29          145.93
Alliance Growth Investors                               96.31         120.08          133.40           153.69          167.83
T. Rowe Price International Stock Portfolio                --             --              --            97.61          109.56
T. Rowe Price Equity Income Portfolio                      --             --              --           121.04          131.52
EQ/Putnam Growth & Income Value Portfolio                  --             --              --           115.17          127.24
EQ/Putnam Balanced Portfolio                               --             --              --           113.46          121.90
MFS Research Portfolio                                     --             --              --           115.01          133.18
MFS Emerging Growth Companies Portfolio                    --             --              --           121.34          145.66
Morgan Stanley Emerging Markets Equity
   Portfolio                                               --             --              --            79.41           82.66
Warburg Pincus Small Company Value Portfolio               --             --              --           118.06          126.52
Merrill Lynch World Strategy Portfolio                     --             --              --           103.77          111.74
Merrill Lynch Basic Value Equity Portfolio                 --             --              --           115.97          133.54
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


               PART 2: SEPARATE ACCOUNT A AND ITS INVESTMENT FUNDS


--------------------------------------------------------------------------------

SEPARATE ACCOUNT A

Separate Account A is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940 (1940 ACT). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has many Investment Funds, each of which invests in Class IA or Class IB shares of a corresponding Portfolio of either HRT or EQAT, respectively. You may allocate some or all contributions among the Investment Funds.


The assets of the Separate Account are our property. As a separate account under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Contracts will not be chargeable with liabilities arising out of any other business we may conduct. Accordingly, income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. This means that assets supporting Annuity Account Value in the Separate Account are not subject to claims of Equitable Life's creditors. We are the issuer of the Contracts, and the obligations set forth in the Contracts (other than those of Annuitants or Contract Owners) are our obligations.

In addition to contributions made under your Contract, we may allocate to the Separate Account monies received under other annuity contracts, certificates or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Contracts or to other contracts, certificates or agreements, or we may transfer them to our general account.

We reserve the right, subject to compliance with applicable law, including approval of Contract Owners, Participants and Plan Trustees if required, (1) to add new Investment Funds (or subdivisions of Investment Funds) to, or remove Investment Funds (or subdivisions of Investment Funds) from, the Separate Account, (2) to combine any two or more Investment Funds or subdivisions thereof, (3) to transfer assets determined by us to be the proportionate share of the class to which the Contracts belong from any of the Investment Funds to another Investment Fund by withdrawing the same percentage of each investment in that Investment Fund with appropriate adjustments to avoid odd lots and fractions, (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act (which may be directed by a committee which may be composed of a majority of persons who are "interested persons" of Equitable Life under the 1940 Act, which committee may be discharged by us at any time) or in any other form permitted by law, including a form that allows us to make direct investments, (5) to deregister the Separate Account under the 1940 Act, (6) to cause one or more Investment Funds to invest in a mutual fund other than or in addition to HRT and EQAT, (7) to discontinue the sale of Contracts, (8) to terminate any employer or plan trustee agreement pursuant to its terms and (9) to restrict or eliminate any voting rights of Contract Owners or other people who have voting rights that affect the Separate Account.

If any changes are made that result in a material change in the underlying investments of an Investment Fund, Contract Owners will be notified. We may make other changes in the Contracts that do not reduce any Cash Value, annuity benefit, Annuity Account Value, or other accrued rights or benefits.

TRUSTS

The Hudson River Trust (HRT) and the EQ Advisors Trust (EQAT) consist of the investment Portfolios listed below. The Funds of the Separate Account invest in these Portfolios according to your contribution allocations and transfers.


-------------------------------------------------------------------------------------------------------------------
                       HRT PORTFOLIOS                                                EQAT PORTFOLIOS
----------------------------------------------------------     ----------------------------------------------------
Fixed Income Series:                                           Equity Series:
o  Alliance Money Market      o  Alliance Quality Bond         o  T. Rowe Price Equity    o  Morgan Stanley
o  Alliance Intermediate      o  Alliance High Yield              Income                     Emerging Markets
   Government Securities                                       o  EQ/Putnam Growth &         Equity
                                                                  Income Value
Equity Series:                                                                            o  Warburg Pincus
o  Alliance Growth & Income   o  Alliance International        o  Merrill Lynch              Small Company Value
o  Alliance Equity Index      o  Alliance Aggressive Stock        Basic Value Equity      o  MFS Emerging
o  Alliance Common Stock      o  Alliance Small Cap Growth     o  MFS Research               Growth Companies
o  Alliance Global                                             o  T. Rowe Price
Asset Allocation Series:                                          International Stock
o  Alliance Conservative      o  Alliance Growth               Asset Allocation Series:
   Investors                     Investors                     o  EQ/Putnam Balanced      o  Merrill Lynch World
o  Alliance Balanced                                                                         Strategy
-------------------------------------------------------------------------------------------------------------------


The Trusts are open-end, management investment companies registered under the 1940 Act, more commonly called mutual funds. As a "series" type of mutual fund, each Trust issues several different series of stock, each of which relates to a different Portfolio of that Trust. HRT commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. EQAT commenced operations on May 1, 1997. The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on a Portfolio's shares are reinvested in full and fractional shares of the Portfolio to which they relate. Each Fund invests in either Class IA or Class IB shares of a corresponding Portfolio. HRT Portfolios sell Class IA shares to the Funds and EQAT Portfolios sell Class IB shares to the Funds. (Class IA shares of the EQAT Portfolios are not offered at this time.)

HRT and EQAT sell shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products. HRT also sells its shares to separate accounts of insurance companies not affiliated with Equitable Life. We currently do not foresee any disadvantages to our policy/contract owners arising out of this. However, HRT's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HRT's response to any of those events insufficiently protects our policy/contract owners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trusts' Portfolios is so large as to materially impair the investment performance of the Portfolio or the Trust involved, we will examine other investment options.

All of the Portfolios, except for the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch World Strategy Portfolio, are diversified for 1940 Act purposes. More detailed information about the Trusts, their investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 distribution plan relating to Class IB shares and all other aspects of their operations, appears in the HRT prospectus (beginning after this prospectus), the EQAT prospectus (beginning after the HRT prospectus), or in their respective Statements of Additional Information, which are available upon request.


HRT'S MANAGER AND INVESTMENT ADVISER

HRT is managed and its Portfolios are advised by Alliance Capital Management L.P. ("Alliance"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

In its role as manager of the HRT, Alliance has overall responsibility for the general management and administration of the HRT, including selecting the portfolio managers for HRT's Portfolios, monitoring their investment programs and results, reviewing brokerage matters, performing fund accounting, overseeing compliance by HRT with various Federal and state statutes, and carrying out the directives of its Board of Trustees. With the approval of the HRT's Trustees, Alliance may enter into agreements with other companies to assist with its administrative and management responsibilities to the HRT.


As investment adviser for all of the HRT Portfolios advised by Alliance, Alliance is responsible for developing the Portfolios' investment programs, making investment decisions for the Portfolios, placing all orders for the purchase and sale of those investments and performing certain limited related administrative functions.

ALLIANCE CAPITAL MANAGEMENT L.P.

Alliance, a leading international investment adviser, provides investment management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


Alliance is a publicly traded limited partnership incorporated in Delaware. On December 31, 1997, Alliance was managing approximately $218.7 billion in assets. Alliance employs 223 investment professionals, including 83 research analysts. Portfolio managers have average investment experience of more than 14 years.


Alliance is an indirect, majority-owned subsidiary of Equitable Life, and its main office is located at 1345 Avenue of the Americas, New York, New York 10105. Additional information regarding Alliance is located in the HRT prospectus (page numbers are preceded by "HRT") which directly follows this prospectus.

EQAT'S MANAGER


EQ Financial Consultants, Inc. (EQF), subject to the supervision and direction of the Trustees of EQAT, has overall responsibility for the general management and administration of EQAT. EQF is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). EQF currently furnishes specialized investment advice to other clients, including individuals, pension and profit-sharing plans, trusts, charitable organizations, corporations, and other business entities. EQF is a Delaware corporation and an indirect, wholly owned subsidiary of Equitable Life.

EQF is responsible for providing management and administrative services to EQAT and selects the investment advisers for EQAT's Portfolios, monitors the EQAT Advisers' investment programs and results, reviews brokerage matters, oversees compliance by EQAT with various Federal and state statutes, and carries out the directives of its Board of Trustees. EQ Financial Consultants, Inc.'s main office is located at 1290 Avenue of the Americas, New York, New York 10104.

Pursuant to a service agreement, Chase Global Funds Services Company assists EQF in the performance of its administrative responsibilities to EQAT with other necessary administrative, fund accounting and compliance services.


EQAT'S INVESTMENT ADVISERS


Rowe Price-Fleming International, Inc.; T. Rowe Price Associates, Inc.; Putnam Investment Management, Inc.; Massachusetts Financial Services Company; Morgan Stanley Asset Management Inc.; Warburg Pincus Asset Management, Inc.; and Merrill Lynch Asset Management, L.P. serve as EQAT Advisers only for their respective EQAT Portfolios.


Each EQAT Adviser furnishes EQAT's manager, EQF, with an investment program (updated periodically) for each of its Portfolios, makes investment decisions on behalf of its EQAT Portfolios, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions.

The assets of each Portfolio are allocated currently among the EQAT Advisers. If an EQAT Portfolio shall at any time have more than one EQAT Adviser, the allocation of an EQAT Portfolio's assets among EQAT Advisers may be changed at any time by EQF.

MASSACHUSETTS FINANCIAL SERVICES COMPANY


Massachusetts Financial Services Company (MFS) is America's oldest mutual fund organization, whose assets under management as of December 31, 1997 were approximately $70.2 billion on behalf of more than 2.7 million investors. MFS advises MFS Research, a domestic equity portfolio, and MFS Emerging Growth Companies, an aggressive equity portfolio. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada and is located at 500 Boylston Street, Boston, MA 02116.

MERRILL LYNCH ASSET MANAGEMENT, L.P

Founded in 1976, Merrill Lynch Asset Management, L.P. (MLAM) is a dedicated asset management affiliate of Merrill Lynch & Co., Inc., a financial management and advisory company with more than a century of experience. As of December 31, 1997, MLAM along with its advisory affiliates held approximately $278 billion in investment company and other portfolio assets under management. MLAM advises Merrill Lynch Basic Value Equity, a domestic equity portfolio with a value approach to investing, and Merrill Lynch World Strategy, a global flexible asset allocation portfolio that invests in equities and fixed income securities worldwide. The company is located at 800 Scudders Mill Road, Plainsboro, NJ 08543.

MORGAN STANLEY ASSET MANAGEMENT INC.

Morgan Stanley Asset Management Inc. (MSAM) provides a broad range of portfolio management services to customers in the United States and abroad and serves as an investment adviser to numerous open-end and closed-end investment companies. MSAM, together with its affiliated institutional investment management companies, had approximately $146 billion in assets under management and fiduciary care as of December 31, 1997. MSAM advises Morgan

Stanley Emerging Markets Equity, an international equity portfolio. MSAM is a subsidiary of Morgan Stanley, Dean Witter & Co. and is located at 1221 Avenue of the Americas, New York, New York 10020.

PUTNAM INVESTMENT MANAGEMENT, INC.

Putnam Investment Management, Inc. (PUTNAM) has been managing mutual funds since 1937. As of December 31, 1997, Putnam and its affiliates managed more than $235 billion in assets. Putnam advises EQ/Putnam Growth & Income Value, a domestic equity portfolio, and EQ/Putnam Balanced, a balanced stock and bond portfolio. Putnam is an indirect subsidiary of Marsh & McLennan Companies, Inc. and is located at One Post Office Square, Boston, MA 02109.

T. ROWE PRICE ASSOCIATES, INC. AND ROWE PRICE-FLEMING INTERNATIONAL, INC.

Founded in 1937, T. Rowe Price provides investment management to both individuals and institutions. With its affiliates, assets under management were over $126 billion as of December 31, 1997. T. Rowe Price advises T. Rowe Price Equity Income, a domestic equity portfolio. The company is located at 100 East Pratt Street, Baltimore, MD 21202.

Rowe Price-Fleming International, Inc., ("PRICE-FLEMING") was founded as a joint venture between T. Rowe Price and Robert Fleming Holdings, Ltd., a diversified British investment organization. Price-Fleming's predominately non-U.S. assets under management were the equivalent of approximately $30 billion as of December 31, 1997. Price-Fleming advises T. Rowe Price International Stock, an international equity portfolio and is located at 100 East Pratt Street, Baltimore, MD 21202.

WARBURG PINCUS ASSET MANAGEMENT, INC.

Warburg Pincus Asset Management, Inc. (WPAM) is a professional investment advisory firm which provides services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. Assets under management were approximately $19.7 billion as of December 31, 1997. WPAM is indirectly controlled by Warburg, Pincus & Co., a New York partnership, which serves as a holding company of WPAM. Warburg Pincus advises Warburg Pincus Small Company Value, an aggressive equity portfolio. The company is located at 466 Lexington Avenue, New York, NY 10017.


Additional information regarding each of the companies which serve as an EQAT Adviser appears in the EQAT prospectus (page numbers are preceded by "EQAT"), attached at the end of this prospectus.

INVESTMENT POLICIES AND OBJECTIVES OF THE TRUSTS' PORTFOLIOS


Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each Portfolio will affect its expected return and its risks. There is no guarantee that these objectives will be achieved.

Contributions allocated to these Portfolios will fluctuate, and may be worth more or less than its original value when you surrender your Contract or make withdrawals. The policies and objectives of the Portfolios are as follows:



-------------------------------------------------------------------------------------------------------------------------------
       PORTFOLIO           TRUST                     INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market       HRT       Primarily high-quality short-term money market      High level of current income
                                      instruments.                                        while preserving assets and
                                                                                          maintaining liquidity
-------------------------------------------------------------------------------------------------------------------------------
Alliance                    HRT       Primarily debt securities issued or guaranteed      High current income consistent
   Intermediate                       by the U.S. Government, its agencies and            with relative stability of
   Government                         instrumentalities. Each investment will have a      principal
   Securities                         final maturity of not more than 10 years or a
                                      duration not exceeding that of a 10-year
                                      Treasury note.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond       HRT       Primarily investment grade fixed-income             High current income consistent
                                      securities.                                         with preservation of capital
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield         HRT       Primarily a diversified mix of high-yield,          High return by maximizing current
                                      fixed-income securities involving greater           income and, to the extent
                                      volatility of price and risk of principal and       consistent with that objective,
                                      income than high-quality fixed-income               capital appreciation
                                      securities. The medium- and lower-quality debt
                                      securities in which the Portfolio may invest
                                      are known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income    HRT       Primarily income producing common stocks and        High total return through a
                                      securities convertible into common stocks.          combination of current income and
                                                                                          capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index       HRT       Selected securities in the S&P 500 Index (the       Total return performance (before
                                      "Index") which the adviser believes will, in        trust expenses and Separate
                                      the aggregate, approximate the performance          Account annual expenses) that
                                      results of the Index.                               approximates the investment
                                                                                          performance of the Index
                                                                                          (including reinvestment of
                                                                                          dividends) at risk level
                                                                                          consistent with that of the Index
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock       HRT       Primarily common stock and other equity-type        Long-term growth of capital and
                                      instruments.                                        increasing income
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global             HRT       Primarily equity  securities of non-United          Long-term  growth  of  capital
                                      States as well as United States companies.
-------------------------------------------------------------------------------------------------------------------------------
Alliance                    HRT       Primarily equity securities selected                Long-term growth of capital
   International                      principally to permit participation in
                                      non-United States companies with prospects for
                                      growth.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive         HRT       Primarily common stocks and other equity-type       Long-term growth of capital
   Stock                              securities issued by medium- and other
                                      smaller-sized companies with strong growth
                                      potential.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap          HRT       Primarily common stocks and other equity-type       Long-term growth of capital
   Growth                             securities issued by smaller-sized companies
                                      with strong growth potential.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
       PORTFOLIO           TRUST                     INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------

Alliance                    HRT       Diversified mix of publicly traded,                 High total return without, in the
   Conservative                       fixed-income and equity securities; asset mix       adviser's opinion, undue risk to
   Investors                          and security selection are primarily based upon     principal
                                      factors   expected  to  reduce  risk.  The
                                      Portfolio  is  generally  expected to hold
                                      approximately   70%  of  its   assets   in
                                      fixed-income  securities and 30% in equity
                                      securities.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced           HRT       Primarily common stocks, publicly traded debt       High return through a combination
                                      securities and high-quality money market            of current income and capital
                                      instruments.  The Portfolio is generally            appreciation
                                      expected to hold 50% of its assets in equity
                                      securities and 50% in fixed-income securities.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth             HRT       Diversified mix of publicly traded,                 High total return consistent with
   Investors                          fixed-income and equity securities; asset mix       the adviser's determination of
                                      and security selection based upon factors           reasonable risk
                                      expected to increase  possibility  of high
                                      long-term   return.   The   Portfolio   is
                                      generally  expected to hold  approximately
                                      70% of its assets in equity securities and
                                      30% in fixed-income securities.
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price               EQAT      Primarily common stocks of established              Long-term growth of capital
   International Stock                non-United States companies.
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity        EQAT      Primarily dividend paying common stocks of          Substantial dividend income and
   Income                             established companies.                              also capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth &          EQAT      Primarily common stocks that offer potential        Capital growth and, secondarily,
   Income Value                       for capital growth and may, consistent with the     current income
   Portfolio                          Portfolio's investment objective, invest in
                                      common stocks that offer potential for current
                                      income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced          EQAT      A well-diversified portfolio of stocks and          Balanced investment
                                      bonds that will produce both capital growth and
                                      current income.
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                EQAT      A substantial portion of assets invested in         Long-term growth of capital and
                                      common stock or securities convertible into         future income
                                      common stock of companies  believed by the
                                      Adviser to  possess  better  than  average
                                      prospects for long-term growth.
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth         EQAT      Primarily (i.e., at least 80% of its assets         Long-term growth of capital
   Companies                          under normal circumstances) in common stocks of
                                      emerging growth companies that the Adviser
                                      believes are early in their life cycle but
                                      which have the potential to become major
                                      enterprises.
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging     EQAT      Primarily equity securities of emerging market      Long-term capital appreciation
   Markets Equity                     country issuers with a focus on those in which
                                      the Adviser  believes  the  economies  are
                                      developing   strongly  and  in  which  the
                                      markets are becoming more sophisticated.
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small        EQAT      Primarily in a portfolio of equity securities       Long-term capital appreciation
   Company Value                      of small capitalization companies (i.e.,
                                      companies having market capitalizations of
                                      $1  billion or less at the time of initial
                                      purchase) that the Adviser considers to be
                                      relatively undervalued.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World         EQAT      Primarily equity and fixed-income securities,       High total investment return
   Strategy                           including convertible securities, of U.S. and
                                      foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic         EQAT      Primarily equity securities, that the Portfolio     Capital appreciation and,
   Value Equity                       Adviser believes are undervalued and therefore      secondarily, income
                                      represent basic investment value.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         PART 3: INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------

INVESTMENT FUND PERFORMANCE


In order to help show how the performance of Investment Funds has affected the Annuity Account Values, the following tables provide a historical view of investment performance for each of the Funds included. The performance shown has been calculated under two methods, as explained under "How Performance Data Are Presented" below. The information presented includes performance results along with data representing unmanaged market indices and similarly managed funds.

Except as noted below, performance data for the Investment Funds reflect (i) the actual historical investment results of the corresponding Portfolios from the date of inception of those Portfolios or the predecessor Portfolios or accounts,
(ii) the actual investment advisory fee, Rule 12b-1 fee, if any, and direct operating expenses of the relevant Portfolios and (iii) for all periods, the Separate Account asset charges assessed under the EQUI-VEST Contract.

Performance for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds for the period before those Funds were operated as a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to the unit investment trust. See "The Reorganization" in the SAI for additional information.


Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and Accumulation Units may be worth more or less than the original cost when redeemed. The results shown are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Contract.


HOW PERFORMANCE DATA ARE PRESENTED

Tables 1 and 2 compare annualized rates of return for each Investment Fund along with appropriate benchmarks. Table 3 shows the year-by-year rates of return for each Investment Fund. These performance results are based on the change in the Accumulation Unit value for each Investment Fund for the periods shown.

Investment results in Tables 1, 2, and 3 are net of all charges and expenses assessed against the Investment Funds (including fees and expenses of the Trusts) but exclude the annual administrative charge and any withdrawal charges which would also reduce the actual return. Tables 4 and 5 show performance results after giving effect to all charges and expenses including the annual administrative charge and the contingent withdrawal charge. Since charges under the Contracts may vary, we have assumed, for each charge, the highest that might apply.

Certain of the Investment Funds began operations on a date after the inception date of the corresponding Portfolio. When we advertise the performance of an Investment Fund we will separately set forth the performance of that Fund since its inception date, to the extent required by regulatory authorities.


BENCHMARKS

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio manager is likely to make selections.

INCEPTION DATES AND COMPARATIVE BENCHMARKS

ALLIANCE MONEY MARKET: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

ALLIANCE QUALITY BOND: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

ALLIANCE GROWTH & INCOME:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500) and 25% Value Line Convertibles Index (75% S&P 500/25% Value Line Conv.).

ALLIANCE EQUITY INDEX: March 1, 1994; Standard & Poor's 500 Index (S&P 500).

ALLIANCE COMMON STOCK: August 1, 1968; Standard & Poor's 500 Index (S&P 500).

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index (MSCI World).

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

ALLIANCE AGGRESSIVE STOCK: May 1, 1984; 50% Russell 2000 Small Stock Index and 50% S&P MidCap Total Return (50% Russell 2000/50% S&P MidCap).

ALLIANCE SMALL CAP GROWTH:  May 1, 1997; Russell 2000 Growth Index (Russell 2000
Gr).

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 Index (70% Lehman Treas./30% S&P 500).

ALLIANCE BALANCED: May 1, 1984; 50% S&P 500 and 50% Lehman Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 Index (30% Lehman Treas./70% S&P 500).


T. ROWE PRICE INTERNATIONAL STOCK: May 1, 1997; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).


T. ROWE PRICE EQUITY INCOME: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

EQ/PUTNAM GROWTH & INCOME VALUE:  May 1, 1997;  Standard & Poor's 500 Index (S&P
500).


EQ/PUTNAM BALANCED: May 1, 1997; 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index (60% S&P500/40% Lehman Corp.)


MFS RESEARCH: May 1, 1997; Standard & Poor's 500 Index (S&P 500).


MFS EMERGING GROWTH COMPANIES: May 1, 1997; Russell 2000 Index (Russell 2000).

MORGAN STANLEY EMERGING MARKETS EQUITY: August 20, 1997; Morgan Stanley Capital International Emerging Markets Free Price Return Index (MSCI Emerging Markets).

WARBURG  PINCUS SMALL COMPANY  VALUE:  May 1, 1997;  Russell 2000 Index (Russell
2000).

MERRILL LYNCH WORLD STRATEGY: May 1, 1997; 36% S&P 500/24% MSCI EAFE/21% Salomon Brothers US Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex US/5% 3-Month U.S. T-bill-(Market Composite).


MERRILL LYNCH BASIC VALUE EQUITY: May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity and variable life products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating and asset-based charges applicable under variable insurance policies or variable annuity contracts. Lipper data provide a more accurate picture than market indices of EQUI-VEST performance relative to other annuity products.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.


                                                                  TABLE 1:
                                      Annualized Rates of Return for Periods Ended December 31, 1997:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PORTFOLIO
                                                                                                             SINCE     INCEPTION
                                                  1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                               -----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                             3.98%       4.07%       3.28%       4.37%        --        5.42%      5/11/82
   Lipper Money Market                            3.95        4.05        3.29        4.41         --        5.77
   3-Month T-Bill                                 5.23        5.41        4.71        5.61         --        6.49
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES       5.85        6.61        4.52          --         --        5.56       4/1/91
   Lipper U.S. Government                         7.60        8.03        5.65          --         --        6.95
   Lehman Intermediate Government                 7.72        8.65        6.39          --         --        7.47
ALLIANCE QUALITY BOND                             7.68        8.92          --          --         --        4.38       10/1/93
   Lipper Corporate Bond A-Rated                  8.04        8.77          --          --         --        4.60
   Lehman Aggregate                               9.65       10.42          --          --         --        6.51
Aggressive Fixed Income
ALLIANCE HIGH YIELD                              16.88       18.79       14.33       11.28         --       10.53       1/2/87
   Lipper High Yield                             12.87       14.23       10.68       10.33         --        9.46
   Master High Yield                             12.83       14.54       11.72       12.09         --       11.39

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                         --          --          --          --         --       21.04+      5/1/97
   Lipper Equity Income                             --          --          --          --         --       20.91+
   S&P 500                                          --          --          --          --         --       22.55+
EQ/PUTNAM
GROWTH & INCOME VALUE                               --          --          --          --         --       15.17+      5/1/97
   Lipper Growth & Income                           --          --          --          --         --       20.28+
   S&P 500                                          --          --          --          --         --       22.55+
ALLIANCE GROWTH & INCOME                         25.06       21.95          --          --         --       14.36       10/1/93
   Lipper Growth                                 25.47       25.18          --          --         --       17.47
   25% Value Line Conv./75% S&P 500              29.54       28.62          --          --         --       20.14
ALLIANCE EQUITY INDEX                            30.79       28.59          --          --         --       21.72       3/1/94
   Lipper S&P 500 Index Funds                    31.06       29.07          --          --         --       21.96
   S&P 500                                       33.36       31.15          --          --         --       23.84
MERRILL LYNCH
BASIC VALUE EQUITY                                  --          --          --          --         --       15.97+      5/1/97
   Lipper Growth & Income                           --          --          --          --         --       20.28+
   S&P 500                                          --          --          --          --         --       22.55+
ALLIANCE COMMON STOCK                            27.45       26.84       19.38       16.45      16.17       11.58       8/1/68
   Lipper Growth                                 24.35       24.72       16.01       15.40      15.20         N/A
   S&P 500                                       33.36       31.15       20.27       18.05      16.66       12.25
MFS RESEARCH                                        --          --          --          --         --       15.01+      5/1/97
   Lipper Growth                                    --          --          --          --         --       21.89+
   S&P 500                                          --          --          --          --         --       22.55+
International Equity
ALLIANCE GLOBAL                                  10.05       13.41       14.57       12.20         --       10.19       8/27/87
   Lipper  Global                                12.99       14.18       13.94        7.21         --        3.84
   MSCI World                                    15.76       16.62       15.34       10.57         --        8.22
ALLIANCE INTERNATIONAL                           -4.35          --          --          --         --        4.74       4/3/95
   Lipper International                           5.47          --          --          --         --       11.42
   MSCI EAFE                                      1.78          --          --          --         --        6.15
T. ROWE PRICE
INTERNATIONAL STOCK                                 --          --          --          --         --       -2.39+      5/1/97
   Lipper International                             --          --          --          --         --        3.41+
   MSCI EAFE                                        --          --          --          --         --        2.85+
MORGAN STANLEY EMERGING MARKETS EQUITY              --          --          --          --         --      -20.59*      8/20/97
   Lipper Emerging Markets                          --          --          --          --         --         N/A
   MSCI Emerging Markets                            --          --          --          --         --      -21.43*
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 This table continues on next page
+ Return for this Fund is unannualized and represents 8 months of performance.
* Return for this Fund is unannualized and represents 5 months of performance.


                                                                  TABLE 1:
                                                   Annualized Rates of Return (continued):
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PORTFOLIO
                                                                                                           SINCE     INCEPTION
                                                1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                             -----------------------------------------------------------------------------------
EQUITY SERIES (CONTINUED):
Aggressive Equity
ALLIANCE AGGRESSIVE STOCK                       9.31%      19.61%      13.34%     17.37%         --       17.40%      5/1/84
   Lipper Mid-Cap Growth                       12.11       15.54        9.27      14.32          --       15.87
   50% Russell 2000/50% S&P Mid-Cap            27.31       24.88       17.11      17.74          --       16.11
WARBURG PINCUS
SMALL COMPANY VALUE                               --          --          --          --         --       18.06+      5/1/97
   Lipper Small-Cap                               --          --          --          --         --       26.66+
   Russell 2000 Growth                            --          --          --          --         --       28.68+
ALLIANCE SMALL CAP GROWTH                         --          --          --          --         --       25.55+      5/1/97
   Lipper Small-Cap                               --          --          --          --         --       26.66+
   Russell 2000 Growth                            --          --          --          --         --       27.66+
MFS EMERGING GROWTH
COMPANIES                                         --          --          --          --         --       21.34+      5/1/97
   Lipper Mid-Cap                                 --          --          --          --         --       20.88+
   Russell 2000                                   --          --          --          --         --       28.68+

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                11.71       11.26        7.33          --         --        8.06       10/2/89
   Lipper Income                               15.51       15.54       11.61          --         --       10.57
   70% Lehman Treas./30% S&P 500               16.71       17.18       11.87          --         --       11.39
EQ/PUTNAM BALANCED                                --          --          --          --         --       13.46+      5/1/97
   Lipper Balanced                                --          --          --          --         --       14.79+
   40% Lehman Gov't./Corp./60% S&P 500            --          --          --          --         --       17.17+
ALLIANCE BALANCED                              13.44       13.87        8.22       10.73         --       10.40       5/1/84
   Lipper Flexible Portfolio                   18.23       17.09       11.52       11.93         --       10.94
   50% Lehman Gov't./Corp./70% S&P 500         21.56       21.68       14.63       21.19         --       14.84
ALLIANCE GROWTH INVESTORS                      15.21       16.86       11.64          --         --       14.17       10/2/89
   Lipper Flexible Portfolio                   18.23       17.09       11.52          --         --       11.10
   30% Lehman Gov't./Corp./70% S&P 500         26.28       25.64       17.02          --         --       14.48
MERRILL LYNCH WORLD STRATEGY                      --          --          --          --         --        3.77+      5/1/97
   Lipper Global Flexible Portfolio               --          --          --          --         --        8.52+
   Market Composite                               --          --          --          --         --       10.81+
--------------------------------------------------------------------------------------------------------------------------------
+ Return for this Fund is unannualized and represents 8 months of performance.
* Return for this Fund is unannualized and represents 5 months of performance.


                                                                  TABLE 2:
                                       CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1997:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          PORTFOLIO
                                                                                                                SINCE     INCEPTION
                                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION     DATE
                                                  ----------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                                3.98%      12.72%      17.50%        53.33%        --      128.35%    5/11/82
   Lipper Money Market                               3.95       12.64       17.61         54.00         --      151.25
   3-Month T-Bill                                    5.23       17.13       25.87         72.64         --      199.34
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES          5.85       21.17       24.71           --          --       44.12     4/1/91
   Lipper U.S. Government                            7.60       26.12       31.70           --          --       57.40
   Lehman Intermediate Government                    7.72       28.25       36.31           --          --       62.74
ALLIANCE QUALITY BOND                                7.68       29.23         --            --          --       19.98    10/1/93
   Lipper Corporate Bond A-Rated                     8.04       28.70       34.61        108.58         --       21.09
   Lehman Aggregate                                  9.65       34.63         --            --          --       30.78
Aggressive Fixed Income
ALLIANCE HIGH YIELD                                 16.88       67.64       95.34        191.09         --      200.61    1/2/87
   Lipper High Yield                                12.87       49.17       66.26        169.15         --      173.12
   Master High Yield                                12.83       50.26       74.04        213.08         --      227.68

EQUITY SERIES:
Domestic Equity
T. ROWE PRICE EQUITY INCOME                           --         --           --           --           --       21.04     5/1/97
   Lipper Equity Income                               --         --           --           --           --       20.91
   S&P 500                                            --         --           --           --           --       22.55
EQ/PUTNAM
GROWTH & INCOME VALUE                                 --         --           --           --           --       15.17     5/1/97
   Lipper Growth & Income                             --         --           --           --           --       28.28
   S&P 500                                            --         --           --           --           --       22.55
ALLIANCE GROWTH & INCOME                            25.06      81.36          --           --           --       76.86    10/1/93
   Lipper Growth & Income                           25.47      96.46          --           --           --       98.58
   25% Value Line Conv./75% S&P 500                 29.54     112.80          --           --           --      118.17
ALLIANCE EQUITY INDEX                               30.79     112.64          --           --           --      112.55    3/1/94
   Lipper S&P 500 Index Funds                       31.06     115.03          --           --           --      114.07
   S&P 500                                          33.36     125.60          --           --           --      127.24
MERRILL LYNCH BASIC VALUE EQUITY                      --         --           --           --           --       15.97     5/1/97
   Lipper Growth & Income                             --         --           --           --           --       20.28
   S&P 500                                            --         --           --           --           --       22.55
ALLIANCE COMMON STOCK                               27.45     104.05       142.46       358.71     1,902.88   2,407.79    8/1/68
   Lipper Growth                                    24.35      94.70       111.15       321.71     1,602.96   1,659.17
   S&P 500                                          33.36     125.60       151.62       425.67     2,080.13   2,248.74
MFS RESEARCH                                         --          --           --           --           --       15.01    5/1/97
   Lipper Growth                                     --          --           --           --           --       21.89
   S&P 500                                           --          --           --           --           --       22.55
International Equity
ALLIANCE GLOBAL                                     10.05       45.86        97.38       216.20          --      172.97    8/27/87
   Lipper  Global                                   12.99       49.53        93.26       100.58          --       47.66
   MSCI World                                       15.76       58.59       104.13       173.03          --      126.45
ALLIANCE INTERNATIONAL                              -4.35         --           --           --           --       13.56    4/3/95
   Lipper International                              5.47         --           --           --           --       35.07
   MSCI EAFE                                         1.78         --           --           --           --       17.83
T. ROWE PRICE
INTERNATIONAL STOCK                                  --           --           --           --           --       -2.39    5/1/97
   Lipper International                              --           --           --           --           --        3.41
   MSCI EAFE                                         --           --           --           --           --        2.85
MORGAN STANLEY EMERGING MARKETS EQUITY               --           --           --           --           --      -20.59   8/20/97
   Lipper Emerging Markets                           --           --           --           --           --        N/A
   MSCI Emerging Market                              --           --           --           --           --      -21.43
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   This table continues on next page


                                      TABLE 2: CUMULATIVE RATES OF RETURN (CONTINUED):
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Portfolio
                                                                                                       Since     Inception
                                            1 Year     3 Years     5 Years    10 Years    20 Years   Inception     Date
EQUITY SERIES (Continued):                ----------------------------------------------------------------------------------
Aggressive Equity
ALLIANCE AGGRESSIVE STOCK                    9.31%      71.12%      87.02%     396.16%        --        795.31%    5/1/84
   Lipper Mid-Cap Growth                    12.11       56.12       59.26      311.80         --        478.26
   50% Russell 2000/50% S&P Mid-Cap         27.31       94.76      120.25      412.08         --        436.52
WARBURG PINCUS
SMALL COMPANY VALUE                            --          --          --          --         --         18.06     5/1/97
   Lipper Small-Cap                            --          --          --          --         --         26.66
   Russell 2000                                --          --          --          --         --         28.68
ALLIANCE SMALL CAP GROWTH                      --          --          --          --         --         25.55     5/1/97
   Lipper Small-Cap                            --          --          --          --         --         26.66
   Russell 2000 Growth                         --          --          --          --         --         27.66
MFS EMERGING GROWTH COMPANIES                  --          --          --          --         --         21.34     5/1/97
   Lipper Mid-Cap                              --          --          --          --         --         20.88
   Russell 2000                                --          --          --          --         --         28.68

ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS             11.71       37.74       42.41          --         --         89.50     10/2/89
   Lipper Income                            15.51       54.60       73.34          --         --        129.83
   70% Lehman Treas./30% S&P 500            16.71       60.91       75.18          --         --        143.55
EQ/PUTNAM BALANCED                             --          --          --          --         --         13.46     5/1/97
   Lipper Balanced                             --          --          --          --         --         14.79
   40% Lehman Gov't./Corp./60% S&P 500         --          --          --          --         --         17.17
ALLIANCE BALANCED                           13.44       47.63       48.43      177.12         --        286.60     5/1/84
   Lipper Flexible Portfolio                18.23       61.05       73.02      209.82         --        246.50
   50% Lehman Gov't./Corp./70% S&P 500      21.56       80.14       97.96      583.14         --        376.27
ALLIANCE GROWTH INVESTORS                   15.21       59.58       73.39          --         --        198.23     10/2/89
   Lipper Flexible Portfolio                18.23       61.05       73.02          --         --        140.59
   30% Lehman Gov't./Corp./70% S&P 500      26.28       98.32      119.42          --         --        205.24
MERRILL LYNCH WORLD STRATEGY                   --          --          --          --         --          3.77     5/1/97
   Lipper Global Flexible Portfolio            --          --          --          --         --          8.52
   Market Composite                            --          --          --          --         --         10.81
----------------------------------------------------------------------------------------------------------------------------


                                                            TABLE 3:
                                                  YEAR-BY-YEAR RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------------------
                                      1988     1989     1990     1991     1992     1993     1994     1995     1996      1997
                                    --------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                 5.94%    7.72%    6.82%    4.69%    2.16%    1.58%    2.62%    4.32%    3.90%     3.98%
ALLIANCE INTERMEDIATE GOVERNMENT
   SECURITIES                           --       --       --    10.94*    4.17     9.09    -5.65    11.81     2.38      5.85
ALLIANCE QUALITY BOND                   --       --       --       --       --    -0.84*   -6.37    15.46     3.94      7.68
ALLIANCE HIGH YIELD                   8.25     3.71    -2.43    22.78    10.80    21.48    -4.09    18.32    21.23     16.88
ALLIANCE GROWTH & INCOME                --       --       --       --       --    -0.59*   -1.90    22.42    18.47     25.06
ALLIANCE EQUITY INDEX                   --       --       --       --       --       --    -0.04*   34.66    20.73     30.79
ALLIANCE COMMON STOCK                21.55    24.07    -9.27    35.81     1.82    23.11    -3.48    30.64    22.55     27.45
ALLIANCE GLOBAL                       9.38    25.02    -7.33    28.79    -1.86    30.34     3.82    17.23    13.06     10.05
ALLIANCE INTERNATIONAL                  --       --       --       --       --       --       --     9.60*    8.33     -4.35
ALLIANCE AGGRESSIVE STOCK            -0.39    42.87     5.73    84.57    -4.47    15.17    -5.11    29.87    20.54      9.31
ALLIANCE SMALL CAP GROWTH               --       --       --       --       --       --       --       --       --     25.55*
ALLIANCE CONSERVATIVE INVESTORS         --     2.75*    4.97    18.23     4.36     9.27    -5.38    18.79     3.79     11.71
ALLIANCE BALANCED                    13.27    24.60    -1.46    40.02    -4.15    10.80    -9.27    18.13    10.16     13.44
ALLIANCE GROWTH INVESTORS               --     3.65*    9.12    46.90     3.52    13.71    -4.44    24.68    11.09     15.21
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO                            --        --        --        --        --        --        --        --       -2.39*
T. ROWE PRICE EQUITY INCOME
   PORTFOLIO                            --       --       --       --       --       --       --       --       --     21.04*
EQ/PUTNAM GROWTH & INCOME VALUE
   PORTFOLIO                            --       --       --       --       --       --       --       --       --     15.17*
EQ/PUTNAM BALANCED PORTFOLIO            --       --       --       --       --       --       --       --       --     13.46*
MFS RESEARCH PORTFOLIO                  --       --       --       --       --       --       --       --       --     15.01*
MFS EMERGING GROWTH COMPANIES
   PORTFOLIO                            --       --       --       --       --       --       --       --       --     21.34*
MORGAN STANLEY EMERGING MARKETS
   EQUITY PORTFOLIO                     --        --        --        --        --        --        --        --      -20.59*
WARBURG PINCUS SMALL COMPANY VALUE
   PORTFOLIO                            --       --       --       --       --       --       --       --       --     18.06*
MERRILL LYNCH WORLD STRATEGY
   PORTFOLIO                            --       --       --       --       --       --       --       --       --      3.77*
MERRILL LYNCH BASIC VALUE EQUITY
   PORTFOLIO                            --       --       --       --       --       --       --       --       --     15.97*
-------------------
* Unannualized
------------------------------------------------------------------------------------------------------------------------------

The performance data in Tables 4 and 5, illustrate the growth of an investment, and the average annual total return of the Investment Funds, respectively, over the periods shown assuming a single initial contribution of $1,000 and termination of the EQUI-VEST Contract at the end of each period on December 31, 1997, under circumstances in which the contingent withdrawal charge applies. The values shown are also net of all other charges and expenses assessed against the Investment Funds. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

Each calculation further assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or additional contributions were made, no loans, and no amounts were allocated to any other Investment Fund under the Contract.

In order to calculate the performance information, we divide the termination value (defined below) of a Contract which is terminated on December 31, 1997 by the $1,000 investment made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding. "Termination value" means the Annuity Account Value less the contingent withdrawal charge, the annual administrative charge and all other charges and expenses which are applied against an Investment Fund. See "Part 7: Deductions and Charges."


                                                            TABLE 4:
                                GROWTH OF $1,000 FOR CONTRACTS TERMINATED ON DECEMBER 31, 1997:
-------------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                      ONE             THREE            FIVE              TEN        SINCE PORTFOLIO
FUND                                           YEAR             YEARS            YEARS            YEARS         INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                      $   963.99       $   995.72       $   978.94        $1,203.22               --
Alliance Intermediate Government
   Securities                                  981.35         1,073.73         1,043.88               --        $1,201.20
Alliance Quality Bond                          998.27         1,150.58               --               --         1,022.45
Alliance High Yield                          1,083.57         1,500.04         1,693.62         2,361.21               --
Alliance Growth & Income                     1,159.39         1,631.83               --               --         1,547.45
Alliance Equity Index                        1,212.56         1,934.65               --               --         1,899.48
Alliance Common Stock                        1,181.55         1,851.45         2,133.79         3,855.20               --
Alliance Global                              1,020.26         1,298.65         1,715.53         2,599.65         1,080.53
Alliance International                         886.73               --               --               --         1,010.64
Alliance Aggressive Stock                    1,013.42         1,538.88         1,625.43         4,313.55               --
Alliance Small Cap Growth                          --               --               --               --         1,171.84
Alliance Conservative Investors              1,035.66         1,226.36         1,209.36               --         1,550.34
Alliance Balanced                            1,051.71         1,314.94         1,264.04         2,271.86               --
Alliance Growth Investors                    1,068.09         1,422.57         1,489.48               --         2,525.24
T. Rowe Price International Stock
   Portfolio                                       --               --               --               --           911.06
T. Rowe Price Equity Income Portfolio              --               --               --               --         1,129.70
E/Q Putnam Growth & Income Value Portfolio         --               --               --               --         1,074.99
E/Q Putnam Balanced Portfolio                      --               --               --               --         1,058.95
MFS Research Portfolio                             --               --               --               --         1,073.50
MFS Emerging Growth Companies Portfolio            --               --               --               --         1,132.53
Morgan Stanley Emerging Markets Equity
   Portfolio                                       --               --               --               --           745.74
Warburg Pincus Small Company Value
   Portfolio                                       --               --               --               --         1,101.91
Merrill Lynch World Strategy Portfolio             --               --               --               --           968.59
Merrill Lynch Basic Value Equity
   Portfolio                                       --               --               --               --         1,082.45
-------------------------------------------------------------------------------------------------------------------------------
* Portfolio inception dates are shown in Tables 1 and 2.


                                                            TABLE 5:
                          AVERAGE ANNUAL TOTAL RETURN UNDER CONTRACTS TERMINATED ON DECEMBER 31, 1997:
-------------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                         --------------------------------------------------------------------------------------
INVESTMENT                                                                                                          SINCE
FUND                                           ONE          THREE          FIVE          TEN        SINCE FUND    PORTFOLIO
                                              YEAR          YEARS         YEARS         YEARS       INCEPTION*   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                        -3.60%         -0.14%        -0.42%         1.87%            --           --
Alliance Intermediate Government
   Securities                                -1.86           2.40          0.86            --           0.97%        2.75%
Alliance Quality Bond                        -0.17           4.79            --            --           0.85         0.52
Alliance High Yield                           8.36          14.47         11.11          8.97           8.80           --
Alliance Growth & Income                     15.94          17.73            --            --          11.98        10.82
Alliance Equity Index                        21.26          24.60            --            --          20.14        18.21
Alliance Common Stock                        18.15          22.79         16.37         14.45             --           --
Alliance Global                               2.03           9.10         11.40         10.03           7.12           --
Alliance International                      -11.33             --            --            --          -1.47         0.39
Alliance Aggressive Stock                     1.34          15.45         10.20         15.74             --           --
Alliance Small Cap Growth                       --             --            --            --           5.96        17.18
Alliance Conservative Investors               3.57           7.04          3.88            --           2.99         5.46
Alliance Balanced                             5.17           9.56          4.80          8.55             --           --
Alliance Growth Investors                     6.81          12.47          8.29            --           7.61        11.89
T. Rowe Price International Stock
   Portfolio                                    --             --            --            --         -11.98        -8.89
T. Rowe Price Equity Income Portfolio           --             --            --            --           7.97        12.97
E/Q Putnam Growth & Income Value Portfolio      --             --            --            --           2.48         7.50
E/Q Putnam Balanced Portfolio                   --             --            --            --           2.29         5.90
MFS Research Portfolio                          --             --            --            --           1.02         7.35
MFS Emerging Growth Companies Portfolio         --             --            --            --           4.40        13.25
Morgan Stanley Emerging Markets Equity
   Portfolio                                    --             --            --            --         -25.42       -25.43
Warburg Pincus Small Company Value
   Portfolio                                    --             --            --            --           3.51        10.19
Merrill Lynch World Strategy Portfolio          --              --           --            --          -7.67        -3.14
Merrill Lynch Basic Value Equity
   Portfolio                                    --             --            --            --           1.10         8.24


-------------------

 * Fund inception dates are: Alliance Money Market (5/11/82), Alliance Intermediate Government Securities (6/1/94), Alliance Quality Bond (1/4/94), Alliance High Yield (1/4/94), Alliance Growth & Income (1/4/94), Alliance Equity Index (6/1/94), Alliance Common Stock (8/27/81), Alliance Global (1/4/94), Alliance International (9/1/95), Alliance Growth Investors (1/4/94), Alliance Aggressive Stock (5/1/84), Alliance Small Cap Growth (6/2/97), Alliance Conservative Investors (1/4/94), Alliance Balanced (5/1/84), T. Rowe Price International Stock (6/2/97), T. Rowe Price Equity Income (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), EQ/Putnam Balanced (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), Warburg Pincus Small Company Value (6/2/97), Merrill Lynch World Strategy (6/2/97), Merrill Lynch Basic Value Equity (6/2/97).

** Portfolio inception dates are shown in Tables 1 and 2.

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and HRT or EQAT and may present the performance of the Investment Funds or compare it with
(1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described elsewhere in this prospectus, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors over 2,500 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Contract Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times and The Wall Street Journal.

--------------------------------------------------------------------------------
                     PART 4: THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

The Guaranteed Interest Account is part of our general account and pays interest at guaranteed rates. The general account supports all of our policy and contract guarantees, as well as our general obligations. The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (1933 ACT), nor is the general account an investment company under the 1940 Act. Accordingly, the general account is not subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures that are included in the prospectus for your information and that relate to the general account and the Guaranteed Interest Account. These disclosures, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The amount that you as a Contract Owner have in the Guaranteed Interest Account at any time is equal to the sum of all contributions and transfers that have been allocated to that Account on your behalf, less the sum of all amounts that have been withdrawn, transferred or deducted, plus all interest that has been credited on your behalf.

Interest is credited to the Account every day. There are three levels of interest rates simultaneously in effect in the Guaranteed Interest Account: the minimum interest rate guaranteed over the life of the Contract, the yearly guaranteed interest rate for the calendar year, and the current interest rate. Current interest rates are set periodically by Equitable Life, at its discretion, according to procedures that Equitable Life reserves the right to change. All interest rates are effective annual rates, but before deduction of applicable administrative or contingent withdrawal charges.


An interest rate is assigned to each allocation to the Guaranteed Interest Account and the rate is guaranteed for a certain period of time, depending on when the allocation is made. Therefore, for these Contracts, different interest rates may apply to different amounts in this Account. (An exception to this approach is made for Corporate Trusteed and EDC Contracts issued to governmental employers in New York whose EQUI-VEST funding arrangements became effective on or after July 1, 1989.)


The yearly guaranteed interest rate for 1998 is 4% and for 1999 is 4%. The yearly guaranteed interest rate will never be less than the minimum Contract guarantee of 3% (4% for EQUI-VEST Corporate Trusteed Contracts, Series 100 and 200 NQ group certificates).

--------------------------------------------------------------------------------
                       PART 5: THE FIXED MATURITY ACCOUNT
--------------------------------------------------------------------------------

ALLOCATIONS TO FIXED MATURITY PERIODS


The Fixed Maturity Account is only available under the EQUI-VEST Series 400 Traditional IRA, QP IRA, Roth IRA, and NQ Contracts.


Your Fixed Maturity Account contains the Fixed Maturity Periods to which you have made a contribution or transfer. Each amount contributed (including amounts transferred) to a Fixed Maturity Period and held to that Period's Expiration Date accumulates interest at the Rate to Maturity in effect on the date of your contribution to that Period. Thus, your Rate to Maturity is the interest rate your contribution will earn if your money remains in that Fixed Maturity Period until its Expiration Date.

Your Maturity Amount in a Fixed Maturity Period on its Expiration Date is your original contribution plus interest, using the Rate to Maturity in effect on the date of your contribution (or transfer) for the Fixed Maturity Period (less appropriate adjustments for any charges or premature withdrawals).

Before maturity, you have a Market Adjusted Amount in each Fixed Maturity Period to which you have made a contribution. The Market Adjusted Amount is the present value of your Maturity Amount, discounted at the Rate to Maturity in effect for new contributions on the date of the calculation. It thus reflects whatever market value adjustment (see details below) would apply on that day were you to withdraw the entire amount in your Fixed Maturity Period. (On the Expiration Date, your Market Adjusted Amount equals your Maturity Amount.)

Contributions may be made to one or more Fixed Maturity Periods; however, you may not make more than one contribution to any one Fixed Maturity Period. You may not make a contribution to a Fixed Maturity Period which has an Expiration Date beyond the date on which annuity payments are to commence under your Contract. If you have contributed funds to one or more Fixed Maturity Periods you must select Maximum Fund Choice; transfers out of the Guaranteed Interest Account will be restricted. See "Transfers" in Part 6.

AVAILABILITY OF FIXED MATURITY PERIODS


Fixed Maturity Periods are available as Investment Options only to Owners of Series 400 Traditional IRA, QP IRA, Roth IRA, and NQ Contracts. This option is not available for Contracts issued in Maryland.


We offer Fixed  Maturity  Periods  ending on June 15 (or the preceding  Business
Day) for each of the maturity years 1998 through 2008. Not all Fixed Maturity Periods will be available in all states. As Fixed Maturity Periods expire, we expect to add maturity years so that generally ten are available in most states at any time.

RATES TO MATURITY AND PRESENT VALUE PER $100 OF MATURITY AMOUNT

Because the Maturity Amount of a contribution to a Fixed Maturity Period can be determined at the time it is made, you can determine the amount required to be contributed to a Fixed Maturity Period in order to produce a target Maturity Amount (assuming no transfers or withdrawals are made and no charges are allocated to the Fixed Maturity Period). The required contribution is the present value of that Maturity Amount discounted at the Rate to Maturity on the Transaction Date for the contribution.

The same approach as described above may also be used to determine the amount which you would need to allocate to each Fixed Maturity Period in order to create a series of constant Maturity Amounts for two or more years.

The Rates to Maturity that are available for new contributions can be obtained from your Equitable Representative or by calling our Customer Service line at
(800) 628-6673.

OPTIONS AT EXPIRATION DATE

We will notify you at least 45 days before the Expiration Date of each Fixed Maturity Period in which you have any money. You may elect one of the following options to be effective at the Expiration Date:

     (a) to transfer the Maturity Amount into any Fixed Maturity Period we are then offering, or into any of our other Investment Options.

     (b) to withdraw the Maturity Amount (subject to any contingent withdrawal charge which may apply under your Contract).

If we have not received your election as of the Expiration Date, the Maturity Amount in the expired Fixed Maturity Period will be transferred into the Money Market Fund (or another Investment Option if required by state regulation). As to contracts issued in New York, see New York Contracts -- Fixed Maturity Account in "Part 7: Deductions and Charges."

MARKET VALUE ADJUSTMENT FOR TRANSFERS, WITHDRAWALS OR TERMINATION PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, terminations and deductions) from a Fixed Maturity Period prior to its Expiration Date will result in a positive or negative market value adjustment, which is reflected in your Market Adjusted Amount. The amount of the adjustment will depend on two factors: (a) the difference between the Rate to Maturity on the date of your contribution or transfer and the Rate to Maturity for the same Fixed Maturity Period on the date of the calculation, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally contributed to a Fixed Maturity Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Market Adjusted Amount should you withdraw before the Expiration Date.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Fixed Maturity Period will be determined for each contribution allocated to that Fixed Maturity Period as follows:

(1) We determine the Market Adjusted Amount on the Transaction Date as follows:

     (a) We determine the Book Value that would be payable on the Expiration Date, using the applicable Rate to Maturity. The Book Value equals your contribution to the Fixed Maturity Period, reduced by any prior withdrawals, transfers and charges and reflecting any prior market value adjustments, accumulated at the Rate to Maturity on the date of the contribution.

     (b) We determine the time remaining in your Fixed Maturity Period (based on the Transaction Date) and convert it to fractional years based on a 365-day year (or on 366-day year in a leap year). For example, three years and 12 days becomes 3.0329.

     (c) We determine the current Rate to Maturity which applies on the Transaction Date to new contributions to the same Fixed Maturity Period.

     (d) We determine the present value of the Book Value payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2) We determine the Book Value as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Fixed Maturity Period, which may be positive or negative.

The market value adjustment (positive or negative) resulting from a withdrawal of a portion of the amount in a Fixed Maturity Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Fixed Maturity Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Fixed Maturity Period by (ii) the Market Adjusted Amount in such Fixed Maturity Period prior to the withdrawal or transfer. See Appendix I for an example.

The Rate to Maturity for new contributions to a Fixed Maturity Period is the rate we have in effect for this purpose even if new allocations to that Fixed Maturity Period would not be accepted at the time. If we do not have a Rate to Maturity in effect for a Fixed Maturity Period to which the "current Rate to Maturity" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Fixed Maturity Periods, the "current Rate to Maturity" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.50% to the current rate in (1)(c) above.

INVESTMENTS

Contributions  received  under the  Contracts  and  allocated to Fixed  Maturity
Periods will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. The separate account provides an additional measure of assurance that full payment of amounts due under the Fixed Maturity Periods will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other liabilities relating to the Contracts are not chargeable with liabilities arising out of any other business we may conduct. Investments purchased with amounts contributed to the Fixed Maturity Account (and any earnings on those amounts) are our property. Any favorable investment performance on the assets held in the separate account accrues solely to our benefit. Contract Owners do not participate in the performance of the assets held in the separate account. We may, subject to applicable state law, transfer all assets allocated to the separate account to our general account. Regardless of whether assets supporting Fixed Maturity Accounts are held in a separate account or our general account, all benefits relating to the value in the Fixed Maturity Account are guaranteed by us.

We have no specific formula for establishing the Rates to Maturity for the Fixed Maturity Periods. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed-income securities to be acquired with amounts that are allocated to the Fixed Maturity Periods at the time that the Rates to Maturity are established. Our current plans are to invest such amounts in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the Fixed Maturity Periods.

Although the foregoing generally describes our plans for investing the assets supporting our obligations under the fixed portion of the Contracts, we are not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Rates to Maturity we establish be determined by the performance of the nonunitized separate account. Interests held in the nonunitized separate account are registered under the 1933 Act. See "Part 4: The Guaranteed Interest Account" for a discussion of our general account.

--------------------------------------------------------------------------------

                  PART 6: PROVISIONS OF THE EQUI-VEST CONTRACTS

--------------------------------------------------------------------------------

THE EQUI-VEST CONTRACT SERIES

EQUI-VEST is designed as a funding vehicle for either personal or employer-sponsored retirement programs. EQUI-VEST may be offered either as an individual Contract or as a group Contract with individual Certificates. The difference is primarily one of state requirements; the basic provisions are the same regardless of group or individual Contract form. Your Contract or Certificate will indicate what form you have. Certain provisions of your Contract may differ depending on the type of program purchased and the state or date of issue. (See "Part 1: Summary" for a description of the types of programs offered.) In this prospectus, we use a "series" number when necessary to differentiate among Contracts. Currently, there are four series of EQUI-VEST Contracts. You can identify the EQUI-VEST series you have by referring to your confirmation notice, or you may contact your Equitable Representative or call our toll-free number. In general, the series designations are:


-------------------------------------------------------------
   TSA, SEP, EDC, Annuitant-Owned HR-10 and     Series 100
   Trusteed Contracts issued before August
   17, 1995. NQ,  Traditional IRA, and QP
   IRA Contracts issued before January 3,
   1994 and Roth IRA Contracts Converted
   from such IRA and QP IRA Contracts.
-------------------------------------------------------------
   TSA, EDC, Annuitant-Owned HR-10 and          Series 200
   Trusteed  Contracts  issued on or after
   August 17, 1995. SEP Contracts issued
   on or after  August 17, 1995 and before
   November 1, 1995 and  currently in a
   state where the Series 300 Contract has
   not been approved.
-------------------------------------------------------------
   NQ, Traditional IRA, QP IRA and Roth IRA     Series 300
   Contracts issued on or after January 3,
   1994 and before the date Series 400
   Contracts became  available in a state
   and Roth IRA Contracts  Converted from
   such IRA and QP IRA Contracts;  and SEP
   Contracts issued on or after November
   1, 1995 in states which have approved the
   Series 300 Contract.
-------------------------------------------------------------
   NQ,  Traditional  IRA, QP IRA, and Roth      Series 400
   IRA Contracts issued on or after
   July 10, 1995 in states where
   approved and Roth IRA Contracts
   Converted from such IRA and QP
   IRA Contracts. SIMPLE IRA Contracts in
   all approved states. (We reserve the
   right to issue a Series 200 or 300
   SIMPLE IRA Contract, as necessary, for
   states not approving the Series 400 version.)
------------------------------------------------


The provisions of your Contract may be restricted by any plan or agreement relating to it or by applicable laws or regulations.

SELECTING INVESTMENT OPTIONS

You can  choose  one of the  following  two  methods  for  selecting  Investment
Options:

o Maximum Fund Choice, allowing you to allocate contributions to any Investment Fund, the Guaranteed Interest Account and the Fixed Maturity Periods; however, this election will result in restrictions in the amount you can transfer out of the Guaranteed Interest Account; or

o Maximum Transfer Flexibility, allowing you to allocate contributions to the Guaranteed Interest Account and any Investment Funds except the Alliance Conservative Investors, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, or Alliance High Yield Funds; no transfer restrictions apply.

Once this selection is made, you may allocate contributions to, or transfer among, only the Investment Options that you have chosen. After your Contract is issued, you may request in writing to add any remaining Funds or eliminate Funds that result in transfer restrictions, but we have the right to deny the request. See "Transfers" elsewhere in this section.


The Guaranteed Interest Account is always available as an Investment Option. Subject to state regulatory approval, the Fixed Maturity Periods are available to Owners of Series 400 Traditional IRA, QP IRA, Roth IRA, and NQ Contracts. If you want to invest in the Fixed Maturity Periods, you must select Maximum Fund Choice.


For Original Contracts, only the Guaranteed Interest Account and the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are available. In most cases, you may request to add additional Funds to your Original Contract, although we have the right to deny such requests. See "Transfers" elsewhere in this section for the transfer restrictions applicable to Original Contracts.

CONTRIBUTIONS UNDER THE CONTRACTS

Generally, contributions may be made at any time: in single sum amounts, on a regular basis or as your financial situation permits. For some types of retirement plans, contributions must be made by the employer. Contributions are credited as of the Transaction Date, provided they are accompanied with complete information. Contributions not made by wire transfer, our Automatic Investment Program or payroll deduction must be made by check drawn on a bank in the U.S. clearing through the Federal Reserve System, and payable in U.S. dollars to Equitable Life. Third party checks endorsed to Equitable Life are not acceptable forms of payment except in cases of a rollover from a qualified plan, a tax-free exchange under the Code or a trustee check that involves no refund. All checks are accepted subject to collection. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received.


You may be able to move amounts you have invested with another carrier to your EQUI-VEST Contract. To make such a change, funds must be remitted via wire or check. Therefore, any assets accumulated under an existing program will have to be liquidated. For example, existing insurance policies and annuity contracts funding a qualified plan must be converted into cash.

Minimum amounts that may be contributed are as follows:


o  TRADITIONAL IRA AND ROTH IRA

   -- Series 100 -- $20


   -- Series 300 and 400 -- $50

o  QP IRA


   -- Series 100 -- $1,000


   -- Series 300 and 400 -- $2,500

o  NQ

   -- $1,000 (initial); $50 (initial for payroll deduction)

   -- $50 (ongoing)

o  ALL OTHERS -- $20

We reserve the right to change minimum and maximum contribution amounts upon 90 days prior written notice and to waive them in certain cases.

Special Limits

NQ: Subsequent contributions to Series 100 NQ Contracts will be restricted for Annuitants age 59 and older in states where individual Contracts are issued.

TSA: In certain cases, provided the total annual contribution to the TSA will be at least $200 annually, we may accept contributions of less than $20. Currently we do not accept contributions via direct TSA to TSA transfers under Rev. Rul. 90-24 where any such funds were invested in a custodial account under Code
Section 403(b)(7) and are still subject to its restrictions.

IRA: Contributions to IRA Contracts may be subject to maximums, as discussed below and in "Part 9: Federal Tax & ERISA Matters." Contributions may be "regular" IRA contributions, "rollover" contributions or "direct transfers." A $2,000 annual limit applies to regular contributions, but not to rollovers or direct transfers.


"Regular" contributions to Traditional IRAs (but not to Roth IRAs) may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Rollover and direct transfer contributions may be made to IRAs after you attain age 70 1/2. However, any amount contributed must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


Contributions to the Investment Funds and the Guaranteed Interest Account

We allocate contributions to the Investment Funds and the Guaranteed Interest Account on the Transaction Date according to your allocation percentages. Allocation percentages can be changed at any time by writing to our Processing Office or by using TOPS. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund. The number of Accumulation Units purchased equals the dollar amount of the contribution divided by the Accumulation Unit Value for that Investment Fund computed for the Transaction Date on which we receive the contribution at our Processing Office. The number of Accumulation Units purchased will not vary because of any later change in the Accumulation Unit Value. A description of the computation of the Accumulation Unit Value is found in the SAI.

Contributions allocated to the Guaranteed Interest Account become part of our general account on the Transaction Date and begin to accrue interest at the guaranteed interest rate then in effect.


Contributions to the Fixed Maturity Account (Series 400 IRA, QP IRA, Roth IRA and NQ Contracts Only)


You must provide specific instructions for contributions to the Fixed Maturity Account. Contributions (or transfers) to a Fixed Maturity Period will have the Rate to Maturity for the specified Period offered on the Transaction Date. Contributions may be made to one or more Fixed Maturity Periods; however, you may not make more than one contribution (or transfer) to any one Fixed Maturity Period. In no event may contributions be made to Fixed Maturity Periods with maturities beyond the date on which annuity payments are to commence under your Contract. See "Distribution Options" elsewhere in this section.

Automatic Investment Program


Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account or credit union checking account and to be contributed into an IRA or NQ Contract on a monthly basis. AIP is also available for Single Life SEP and Keogh Units provided that the single life is the Employer who sponsors the Plan. AIP contributions may be made to any Investment Option available under your Contract except the Fixed Maturity Periods. You may elect AIP by properly completing the appropriate form, which is available from your Equitable Representative, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th or 31st) you wish to have your bank account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date. AIP is not available to QP IRA Contract Owners.


You may cancel AIP at any time by notifying our Processing Office in writing at least two business days prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.

ANNUITY ACCOUNT VALUE


Your Annuity Account Value for an EQUI-VEST Contract is the sum of your amounts in the Investment Options, plus the amount in any Loan Reserve Account, including accrued interest. These amounts are defined below and include your value in the Investment Funds, your value in the Guaranteed Interest Account and your value in the Fixed Maturity Account. The loan reserve account, applicable only to certain TSA and Corporate Trusteed Contracts, is described in the SAI.

Value in the Investment Funds

Your value in an Investment Fund on any Business Day under your Contract is equal to the number of your Accumulation Units in that Investment Fund times the Accumulation Unit Value for that Fund for that date. Your number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by your contributions and transfers (including transfers to the Loan Reserve Account) less any Accumulation Units redeemed for withdrawals, transfers or deductions for applicable charges.


The number of Accumulation Units you purchase or sell in any Investment Fund is equal to the dollar amount of your transaction divided by the Accumulation Unit Value for the Investment Fund on the Transaction Date. The number of Accumulation Units you own will not vary because of any later change in the Accumulation Unit Value. However, the Accumulation Unit Value varies with the investment performance of the Fund, which in turn reflects the investment income and realized and unrealized capital gains and losses of the corresponding Portfolio, as well as Trust fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Contracts. A description of the computation of the Accumulation Unit Values is found in the SAI.


Value in the Guaranteed Interest Account

Your value in the Guaranteed Interest Account on any Business Day is equal to contributions and transfers made to the Guaranteed Interest Account plus interest, less withdrawals, transfers and deductions for applicable charges.


Value in the Fixed Maturity Account

Your value in each Fixed Maturity Period on any Business Day is your Market Adjusted Amount in that Period. See "Part 5: The Fixed Maturity Account."

TRANSFERS

You may transfer all or portions of your Annuity Account Value among the Investment Options you have chosen at any time, subject to the restrictions stated below. The amount transferred must be at least $300 or, if less, the entire amount in the Investment Option. We reserve the right to waive the $300 minimum transfer requirement.

o If you have not selected the Alliance Conservative Investors, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond or Alliance High Yield Fund, no transfer restrictions will apply under your Contract.

o If you have selected to make all Investment Options available (Maximum Fund Choice), then the maximum amount which you may transfer in any Contract Year from the Guaranteed Interest Account to any other Investment Option is the greater of (a) 25% of the amount you had in the Guaranteed Interest Account on the last day of the prior Contract Year or (b) the total of all amounts you transferred from the Guaranteed Interest Account to any other Investment Option in the prior Contract Year.

o Transfers out of a Fixed Maturity Period other than at the Expiration Date will result in a market value adjustment. See "Part 5: The Fixed Maturity Account."

o Transfers may not be made to Fixed Maturity Periods to which you have already made a contribution or transfer.

If you transfer money to the Guaranteed Interest Account from another financial institution during your first Contract Year, and if you have selected Maximum Fund Choice, you will be permitted, during the balance of that Contract Year, to transfer up to 25% of such initial Guaranteed Interest Account balance to any other Investment Option.

However, for Original Contract Owners, including Original Contract Owners who elect to amend their Contract by selecting Maximum Transfer Flexibility, the Alliance Money Market Fund is always available but we do not permit transfers into that Fund from any other Investment Option. No other transfer limitations apply to Original Contracts.

Upon 90 days advance notice, we have the right to change or establish additional restrictions on transfers among the Investment Options.

A transfer request will be effective on the Transaction Date. Transfers in or out of the Investment Funds will be at the Accumulation Unit Value for that Transaction Date. Transfers out of the Fixed Maturity Periods will be at the Market Adjusted Amount on that Transaction Date. Transfers into the Fixed Maturity Periods will be at the Rate to Maturity on that Transaction Date. A transfer request does not change your percentages for allocating current or future contributions among the Investment Options. All transfers among the Investment Options will be confirmed in writing.

Written transfer requests should be sent directly to the Processing Office. Your signed request for a transfer should specify your Contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. You can use our TOPS service to make transfers among any Investment Options other than the Fixed Maturity Periods. Please contact your Equitable Representative or the Processing Office to receive the form necessary to obtain a special code number required for TOPS.

AUTOMATIC TRANSFER OPTIONS INVESTMENT SIMPLIFIER

We offer two automatic options for transferring amounts from the Guaranteed Interest Account to the Investment Funds: the Fixed-Dollar and the Interest Sweep. You may select either, but not both, of these options.

o  Fixed-Dollar Option

   Under the Fixed-Dollar Option you may elect to have a fixed-dollar amount transferred out of the Guaranteed Interest Account and into the Investment Funds of your choosing (unless transfers to the Alliance Money Market Fund are prohibited) on a monthly basis. You can either specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the Guaranteed Interest Account are depleted. In order to elect this option you must have a minimum amount of $5,000 in the Guaranteed Interest Account on the date we receive your election form at our Processing Office and you must elect to transfer at least $50 per month. The Fixed-Dollar Option is subject to the Guaranteed Interest Account transfer limitation described in "Transfers" in this section.

   The Fixed-Dollar Option relies upon the principles of dollar-cost averaging. Dollar-cost averaging is an investment strategy whereby equal dollar amounts are invested at regular intervals. By allocating fixed amounts on a regularly scheduled basis -- as opposed to allocating the total amount at one particular time -- an investor may be less susceptible to the impact of market fluctuations. Although dollar-cost averaging is designed to lessen the impact of market fluctuations, it does not assure a profit nor protect against loss in a declining market.

o  Interest Sweep

   Under the Interest Sweep Option, the amount transferred each month will equal the amount of interest that has been credited to amounts you have in the Guaranteed Interest Account from the last Business Day of the prior month to the last Business Day of the current month. To be eligible for this option you must have at least $7,500 in the Guaranteed Interest Account on the date we receive your election and on the last Business Day of each month thereafter.

   You may elect either option by completing an election form and sending it to our Processing Office. You can obtain a form from your Equitable Representative. For the Fixed-Dollar Option, the first monthly transfer will occur on the last Business Day of the month in which we receive your election form at our Processing Office. For the Interest Sweep, the first monthly transfer will occur on the last Business Day of the month following the month in which we receive your election form at our Processing Office.

Termination of Automatic Options

Automatic transfer options will terminate:

     -- Under the Fixed-Dollar Option, when either the number of designated monthly transfers have been completed or the amount you have available in the Guaranteed Interest Account has been depleted, as applicable; or

     -- Under the Interest Sweep, when the amount you have in the Guaranteed Interest Account falls below $7,500 (determined on the last Business Day of the month) for two consecutive months; or

     -- Under either option, on the date we receive your written request to terminate automatic transfers at our Processing Office or on the date your Contract terminates.


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


ASSET REBALANCING SERVICE

The Asset Rebalancing Feature will allow a Contract Owner to have amounts in the Investment Funds rebalanced on an ongoing basis. The feature enables a Contract Owner to maintain a desired asset allocation and keep their investment strategy on track. Funds are reallocated among the different Investment Funds to keep them in line with selected target percentages. There is no fee for this service.

This feature is not available for balances in the  Guaranteed  Interest  Account
(GIA) or the Fixed Maturity Account (FMA). To be eligible, the Annuity Account Value must be at least $5,000, exclusive of the GIA and FMA. The Contract Owner may elect to have assets rebalanced either quarterly (calendar), semi-annually or annually. Asset Rebalancing will be processed on the first business day of the month. Rebalancing transactions cannot be made for the current month or retroactively. Asset Rebalancing will be done only on the total Annuity Account Value in the Investment Funds as of the transaction date the Contract Owner selected. Asset Rebalancing does not allow the Contract Owner to rebalance only a portion of the Annuity Account Value.

AUTOMATIC NQ DEPOSIT SERVICE

The Automatic NQ Deposit Service (ADS) is available to EQUI-VEST Contract Owners who are receiving an Automatic Minimum Distribution payment from an EQUI-VEST TSA, Traditional IRA, QP IRA, SIMPLE IRA, SEP or SARSEP. It is not available for EQUI-VEST EDC or Trusteed Contracts.

The ADS will deposit the required automatic minimum distribution payment from the Contract Owner's EQUI-VEST TSA, IRA, QP IRA, SIMPLE IRA, SEP or SARSEP Contract directly into an existing EQUI-VEST NQ Contract in accordance with your allocation instructions for that Contract.


LOANS (FOR TSA AND CORPORATE
TRUSTEED ONLY)

Unless restricted by the employer's plan, loans are permitted against the Annuity Account Value of certain TSA and Corporate Trusteed Contracts only. Loans under a Corporate Trusteed Contract, however, may not be available in all states. Loans under TSA and Corporate Trusteed Contracts are restricted by the rules of the Code. In addition, ERISA rules apply to loans under Corporate Trusteed Contracts and under individual TSA Contracts where the TSA plan is subject to Title I of ERISA.

Loans are not available under University TSA Contracts and under any TSA when the Required Minimum Distributions Option (described later in this section) has been elected.

The EQUI-VEST program permits only one loan at any one time. Before a loan can be made under either a Corporate Trusteed or TSA Contract, a properly completed loan request form must be signed. Participants should read the terms and conditions contained in this document carefully and consult with a tax adviser before taking out a loan. A loan request form can be obtained from your Equitable Representative, by writing to our Processing Office or by calling our toll-free number. In the case of Corporate Trusteed and certain TSA Contracts, the written consent of the Participant's spouse will be required before a loan can be made. More details of the loan provisions are stated in the Contract and on the loan request form.

A loan will not be treated as a taxable distribution when made to the extent that it conforms to Code limits. If the loan fails to qualify under Code limits, or if interest and principal is not repaid when due, or, in some instances, if service with the employer terminates, the amount borrowed and not yet repaid may be treated as a taxable distribution.


The amount and terms of loans under TSA and Corporate Trusteed Contracts are discussed in "Part 1: Additional Loan Provisions" in the SAI. The tax consequences of failure to repay a loan are substantial and are discussed in "Part 9: Federal Tax and ERISA Matters" and in Part 1 of the SAI.


ASSIGNMENT AND FUNDING CHANGES

Generally, the Contract Owner may not assign a Contract for any purpose other than to effect a tax-free exchange; however, a trustee owner of a Trusteed Contract can transfer ownership to the Annuitant. We will not be bound by an assignment unless it is in writing and we have received it at the Processing Office. In some cases, an assignment may have adverse tax consequences. See "Part 9: Federal Tax and ERISA Matters."


An employer or trustee can change the funding vehicle for an EDC or Trusteed Contract, respectively. You can change the funding vehicle for an NQ, TSA, Traditional IRA, Roth IRA, SIMPLE IRA or SEP Contract.


PARTIAL WITHDRAWALS AND TERMINATION

You may withdraw funds from or terminate your Contract at any time before the Contract annuitizes and while the Annuitant is alive. Subject to Code restrictions, you may withdraw funds from your Contract in any amount of at least $300 but the Annuity Account Value should be at least $500 after the withdrawal is made. Unless you specify otherwise, withdrawals will be taken on a pro rata basis from the Investment Funds and the Guaranteed Interest Account. We will make withdrawals from the Fixed


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

Maturity Periods as you direct. Partial withdrawals or terminations may result in a contingent withdrawal charge, explained fully in "Part 7: Deductions and Charges." Withdrawals are generally taxable and may be subject to tax penalty when the withdrawal is taken prior to age 59 1/2. In some cases, withdrawals or termination may be prohibited or limited by the terms of your retirement plan. We may be required to withhold income taxes from the amount withdrawn. See "Part 9: Federal Tax and ERISA Matters." Partial withdrawals or terminations of amounts held in the Fixed Maturity Periods prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Termination Prior to the Expiration Date" in Part 5.


To make a withdrawal or termination, you should complete a Request for Disbursement form which leads you through the withdrawal process, step by step. This form is available from your Equitable Representative or from our Processing Office. In order to process your request, we may require additional information or signatures, depending on the provisions of your Contract or retirement plan. If we have received the information we require, the requested partial withdrawal or termination will become effective on the Transaction Date and proceeds will be mailed within seven days thereafter. If we receive only partially completed information, we will return the request to you for completion prior to processing.


We may terminate your Contract and pay your Annuity Account Value, less any outstanding loan (and accrued interest) (1) if no contributions are made for three Contract Years and the Annuity Account Value is less than $500, or (2) if you request a partial withdrawal that would result in the Annuity Account Value falling below $500. We may also terminate your Contract if no contributions are made within 120 days from the Contract Date. For group certificates, we may terminate your certificate if no contributions are made within 120 days from the issue date.

The amount of any outstanding loan balance plus any applicable contingent withdrawal charge on the loan balance will be deducted from the proceeds paid upon termination.

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur: attainment of age 70 1/2, death, retirement, or termination of employment in all Texas public institutions of higher education. To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law.

THIRD PARTY TRANSFERS OR EXCHANGES

You may request that your Contract be exchanged for another contract or certificate issued by another carrier at any time by completing the Transfer/Rollover of Assets or 1035 Exchange to Another Carrier form. This form contains specific delivery instructions and is available from your Equitable Representative.


A contingent withdrawal charge and third party transfer charge, if applicable, may be imposed on your Annuity Account Value prior to the transfer or exchange. Any higher investment return which you anticipate as a result of this transfer or exchange may be outweighed by the cost of these charges, if appli-cable. See "Part 7: Deductions and Charges." Consult your tax or legal adviser before making any such transfers or exchanges.


REQUIREMENTS FOR DISTRIBUTIONS

Payouts may be subject to applicable withdrawal charges. See "Part 7: Deductions and Charges." Distributions may also be taxable and subject to tax penalties. See "Part 9: Federal Tax and ERISA Matters." Amounts in the Fixed Maturity Periods that are applied to a distribution option prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Termination Prior to the Expiration Date" in Part 5.


Traditional IRA, EDC, Annuitant-Owned HR-10, SEP, SIMPLE IRA, TSA and Trusteed Contracts are subject to the Code's minimum distribution requirements for qualified plans. Generally, distributions from these Contracts, except for all types of Traditional IRAs and any contract where the annuitant is a 5% business owner, must commence by the later of April 1st of the calendar year following the calendar year in which the annuitant attains age 70 1/2, or retires from service with the employer sponsoring the plan. Subsequent distributions must be made by December 31st of each calendar year. If the required minimum distribution is not made, a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn may apply. See "Part 9: Federal Tax and ERISA Matters" for a discussion of various special rules concerning the minimum distribution requirements.

In addition, distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 Contracts are issued, are subject to the provisions of the plan document. For Traditional IRA and SIMPLE IRA retirement benefits subject to minimum distribution requirements, we will send a form listing the distribution options available during the year you attain age 70 1/2 (if you have not annuitized before that time).

DISTRIBUTION OPTIONS

The Contract is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. In addition to a lump sum distribution option, two other types of distribution options are available: income annuity and flexible payment distribution options.

An annuity form of distribution option or "annuitization" pays out contributions and earnings under the Contract in installments over a specified period or over the Annuitant's life. Annuitization payments, if selected, are calculated as of the annuitization date chosen, which is on file with our Processing Office. You can change this date by writing to our Processing Office anytime before the date, subject to certain restrictions as described in the Contract.


Except for EDC,  Trusteed and NQ  Contracts,  the  Contract  Owner is always the
Annuitant. In an EDC or Trusteed Contract, the Annuitant is generally the covered employee. For EDC Contracts, the employer is the Contract Owner and, for Trusteed Contracts, the Owner is the plan trustee. For NQ Contracts, Contract Owners may name an Annuitant other than themselves if they wish.


INCOME ANNUITY DISTRIBUTION OPTIONS:

o LIFE ANNUITY: An annuity which guarantees payments for the rest of the Annuitant's life. Payments end with the last monthly payment before the Annuitant's death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life annuity distribution options.

o LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before the end of a selected period of time (the "certain period"), payments will continue to the beneficiary for the balance of the certain period. The certain period cannot exceed life expectancy of the Annuitant (or joint life expectancy of the Annuitant and the Annuitant's spouse for qualified retirement plans). A life annuity with a certain period of 10 years is the normal form of annuity under NQ Contracts.

o LIFE ANNUITY -- REFUND CERTAIN: This annuity form guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before the amount applied to purchase this annuity option has been recovered, payments will continue to the beneficiary until that amount has been recovered. This annuity option is available only as a fixed annuity.

o PERIOD CERTAIN ANNUITY: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies. It does not permit any repayment of the unpaid principal, so you could not elect to receive part of the payments as a single-sum payment with the rest paid in monthly annuity payments. This is the normal form of annuity for Annuitants in governmental EDC plans in New York. Currently, this annuity option is available only as a fixed annuity.

o JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees payments for the rest of the Annuitant's life and, after his or her death, continuation of payments to the survivor. Generally, unless the Annuitant elects otherwise with the written consent of the spouse, this will be the normal form of annuity payment for married Annuitants under qualified plans and certain TSAs.

All of the life annuity distribution options outlined above (with the exception of Joint and Survivor Life Annuity) are available as either Single or Joint life annuities. Life annuity distribution options are not available for Annuitants in governmental EDC plans in New York.

FIXED AND VARIABLE ANNUITY FORMS:


We offer the annuity distribution options outlined above in fixed form. In variable form, only the following options are available: Life Annuity (except in New York), Life Annuity -- Period Certain, Joint and Survivor Life (100% to Survivor) and Joint and Survivor Life Period Certain Annuity (100% to Survivor). Life annuity distribution options are not available for Annuitants in governmental EDC plans in New York. Fixed annuity payments, funded through our general account, do not change and will be based on the tables of guaranteed annuity payments in your Contract or on our then current annuity rates, whichever is more favorable for the Annuitant. For all Annuitants, the normal form of annuity provides for fixed payments. Variable payments will be funded through your choice of Investment Funds of the HRT through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Investment Fund. Variable benefits are not allowed for governmental EDC plans in New York. See "Annuity Unit Values" in the SAI.


We also make the variable annuity distribution option available to owners of our single premium deferred annuity (SPDA) contracts. SPDA contractholders who are considering purchasing a variable distribution option should also review "Part 2: Separate Account A and Its Investment Funds," "Part 3: Investment Performance," the Hudson River Trust prospectus (directly following this prospectus) and the sections of the Statement of Additional Information which discuss the variable annuity distribution option.

We may offer other forms not outlined here. Your Equitable Representative can provide details.

For each annuity distribution option, we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefit, we require the return of the Contract. If your Contract is lost, you must provide us with a written statement to this effect.

If, at the time you elect an annuity distribution option, the Annuity Account Value is less than $2,000 or the initial payment under the option elected is less than $20, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

The size of the payments will depend on the form of annuity (fixed or variable), the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life annuity distribution option, the Annuitant's age (or the Annuitant's and joint annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an annuity distribution option is chosen and payments have commenced, no change can be made, other than transfers (if permitted in the future) among the investment funds if a variable annuity is selected.

A $350 administrative charge will generally apply upon the election of a life contingent annuity distribution option. In no event will a Contract Owner ever receive less than the minimum amounts guaranteed by the Contract.

FLEXIBLE PAYMENT DISTRIBUTION OPTIONS:

o PARTIAL WITHDRAWALS: See "Partial Withdrawals and Termination" in this section.


o SYSTEMATIC WITHDRAWAL: You may elect either at the time of Contract issue or anytime thereafter to have an amount periodically withdrawn from your Contract. (Currently not available for EDC, Trusteed, HR-10 Annuitant-Owned Contracts, or a TSA Contract if it has an outstanding loan.) A check for the amount withdrawn will be made payable to you and mailed to your address or, if you prefer, we will electronically transfer the money to your checking account. You determine on which day of the month (1st through 28th) you wish to have the Systematic Withdrawal occur. A minimum Annuity Account Value in the Investment Funds and the Guaranteed Interest Account of $20,000 is required at the time this feature is elected and you may terminate it at any time.

   The amount withdrawn may be either the amount of interest earned under the Guaranteed Interest Account or a fixed-dollar amount of the Annuity Account Value in the Investment Funds or in the Guaranteed Interest Account. When the interest option is elected, a minimum of $20,000 must be maintained in the Guaranteed Interest Account. No minimum Annuity Account Value is required to be maintained when the fixed-dollar option is elected. Withdrawals may be scheduled monthly or quarterly, subject to minimum amount of $300. Amounts withdrawn which are in excess of the 10% free corridor amount are subject to the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 7.

o REQUIRED MINIMUM DISTRIBUTIONS OPTION: We offer a payment option, which we call "Required Minimum Distributions Option," which is intended to meet the general minimum distribution requirements applicable to qualified plans, Traditional IRAs, SEPs, SIMPLE IRAs, TSAs, and EDC Contracts. See "Part 9:
   Federal Tax and ERISA Matters." You may elect the Required Minimum Distributions Option if the Annuitant is at least age 70 1/2and your Contract has an Annuity Account Value in the Investment Funds and the Guaranteed Interest Account of at least $2,000. You can elect the Required Minimum Distributions Option by filing the proper election form with us. If you elect the Required Minimum Distributions Option, we will pay out of the Annuity Account Value in the Investment Funds and the Guaranteed Interest Account an amount which the Code requires to be distributed from your Contract. If such amounts are insufficient and you hold amounts in the Fixed Maturity Account, we will then pay out required amounts from the Fixed Maturity Account. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held under your Contract. We calculate the Required Minimum Distributions Option amount based on the information you give us, the various choices you make and certain assumptions, including the assumption that you are required by law to receive a minimum distribution. Currently, the Required Minimum Distributions Option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information you provide. The choices you can make are described in Part 3 of the SAI.


   You may elect the Required Minimum Distributions Option for each Contract you own, subject to our rules then in effect. This election is revocable except for EDC Contracts. The Required Minimum Distributions Option is not available under Contracts that have an outstanding loan. Generally electing this option does not restrict making partial withdrawals, or subsequently electing an annuity distribution option.


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

   The minimum check that will be sent is $300, or, if less, your Annuity Account Value. If, after the deduction of the amount of the minimum distribution, the total Annuity Account Value is less than $500, we may terminate the Contract and pay the Cash Value. See "Partial Withdrawals and Termination" above.

   Any applicable withdrawal charges will be deducted in addition to the amount distributed under the Required Minimum Distributions Option. Withdrawal charges will be deducted on a pro rata basis from the Investment Funds and the Guaranteed Interest Account or, if there is an insufficient amount in these Options, on a pro rata basis from the Fixed Maturity Periods. See "Contingent Withdrawal Charge" in Part 7.

   If you have an EQUI-VEST TSA that was purchased before December 31, 1986 or a TSA purchased from another carrier before December 31, 1986 and subsequently transferred to an EQUI-VEST TSA, the amount of your pre-1987 account balance is not subject to the minimum distribution rules at age 70 1/2. However, post-1986 salary reduction contributions and all earnings since that date are subject to minimum distribution requirements of Code Section 401(a)(9).

o DEPOSIT OPTION: This distribution option is for NQ Contracts only. Proceeds from your NQ Contract can be deposited for a period selected (including one for as long as the Annuitant lives), and will be credited with a guaranteed rate of interest for that period.

GUARANTEED DEATH BENEFIT

When the Annuitant Dies


Generally, upon receipt of acceptable proof of the Annuitant's death, we will pay a death benefit to the beneficiary named in your Contract. You designate the beneficiary on the application. You may change your beneficiary by writing to our Processing Office. The change is effective on the date the written submission was signed. A beneficiary change request must be received by the Processing Office before the submission of a death claim.


In general, the death benefit is equal to the greater of: (i) the Annuity Account Value (less any outstanding loan and accrued interest, if any) and (ii) the "minimum death benefit." The minimum death benefit will not be less than all contributions made (less any applicable taxes and any outstanding loan and accrued interest, if any) adjusted for total withdrawals. We will pay the death benefit to the beneficiary in the form of an annuity distribution option if you have chosen such form under your Contract. If no annuity option is in effect at the Annuitant's death, the beneficiary will receive the death benefit in a lump sum. However, subject to certain exceptions in the Contract, our rules then in effect and any other applicable legal requirements, the beneficiary may elect to: (a) apply the death benefit to an annuity distribution option we offer, (b) apply the death benefit to provide any other form of distribution option we offer, (c) elect any combination of forms of distribution option, or (d) in certain circumstances, continue the Contract.

For Series 300 and 400 Contracts only, if the Annuitant is also the Contract Owner and the Owner/ Annuitant elects his or her spouse to be the sole primary beneficiary and to be the Successor Annuitant and Contract Owner, then the surviving spouse automatically becomes both the successor Contract Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

When the Contract Owner Dies before the Annuitant (NQ Contracts Only)


For all NQ Contracts, when the Contract Owner is not the Annuitant and the Contract Owner dies before any annuity distribution payments have begun, the beneficiary named to receive the death benefit upon the Annuitant's death will automatically succeed as Contract Owner. For Series 300 and 400 Contracts only, you have the right to designate a Successor Owner either on the application form or in a written request sent to our Processing Office. The Code requires that the original Contract Owner's entire interest in the Contract be completely distributed to the named beneficiary by the December 31st following the fifth anniversary of such Owner's death (unless an annuity distribution option is elected and payments begin within one year after the Contract Owner's death and are made over the beneficiary's life or over a period not exceeding the beneficiary's life expectancy). If an annuity distribution option has not been elected, as described above, we will pay any remaining Annuity Account Value (less any applicable contingent withdrawal charge) on the fifth anniversary of the Contract Owner's death. If the named beneficiary is the Contract Owner's surviving spouse and has been designated as the successor owner, no distributions are required as long as both the surviving spouse and the Annuitant are living.


YOUR BENEFICIARY

You designate the beneficiary for the death benefit under the Contract on the application. You may change your beneficiary by writing to our Processing Office. The change is effective on the Transaction Date. The Owner must be the beneficiary under EDC plans and the trustee must be the beneficiary under most Trusteed plans. The death benefit available to the beneficiary is determined as of the Business Day due proof of death is received at our Processing Office. On that Business Day, the Annuity Account Value is deducted from the Investment Options and is credited with interest at an interest rate not less than the rate required by law. If you have transferred the value of another Equitable Life annuity contract to your EQUI-VEST Contract, the value of that contract's minimum death benefit calculated as of the time of transfer will be included in total contributions for purposes of calculating the minimum death benefit.

If no benefit option is in effect at the Annuitant's death, the beneficiary can select a lump sum option or one of the forms of annuity benefit. Under an EQUI-VEST NQ Contract, where the Annuitant and Owner are not the same, the beneficiary at the death of the Owner may elect to continue the Contract by deferring payment of the entire amount in the Investment Options for a period of five years from the death of the Original owner; the beneficiary may also elect to receive payments within one year of the original owner's death in the form of a life annuity or installment option for a period of not longer than the life expectancy of the beneficiary.

At the time of payment, subject to our rules in effect, the beneficiary may elect to apply the single sum payment to a new EQUI-VEST NQ Contract which will be owned by the beneficiary.


If a beneficiary selects a lump sum option or applies some or all of the benefits to an EQUI-VEST NQ Contract, we will issue a Form 1099-R for the year of payment advising the Internal Revenue Service of the distribution from the original EQUI-VEST NQ Contract.


Under all Contracts, any option selected must provide for distribution of the Annuity Account Value within the period of time permitted by the Code. For EDC Contracts, benefits must be distributed within a period not to exceed 15 years (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary). See "Part 9:
Federal Tax and ERISA Matters."

If a lump sum is selected, it is generally paid through the Equitable Life Access Account,(TM) an interest bearing checking account. A beneficiary has immediate access to the proceeds by writing a check on the account. We pay interest from the date the lump sum is deposited into the Access Account until the date the Access Account is closed.

PROCEEDS

Application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds and payment of any portion of the Annuity Account Value in the Investment Funds (less any applicable withdrawal charge) will be made within seven days after the Transaction Date. Payments or applications of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interests in the Investment Funds. We can defer payment of any portion of the Annuity Account Value in the Guaranteed Interest Account and in the Fixed Maturity Account for up to six months while you are living.

--------------------------------------------------------------------------------
                         PART 7: DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ALL CONTRACTS

Most charges applied to your Contract apply to all Investment Options. However, HRT and EQAT Charges to Portfolios and Charges to Investment Funds do not apply to the Guaranteed Interest Account or to the Fixed Maturity Account. See "Allocation of Certain Charges to the Fixed Maturity Account" in this section.

CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against the Trusts' assets, direct operating expenses of the Trusts (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of the Trusts (such as brokerage commissions and other expenses related to the purchase and sale of securities) are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be increased without a vote of that Portfolio's shareholders.


Investment advisory fees are established under investment advisory agreements between HRT and its investment manager, Alliance, and between EQAT, EQ Financial, as Manager and the EQAT Advisers. All of these fees and expenses are described more fully in the prospectuses of HRT and EQAT. Since shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the Separate Account and are reflected in the Accumulation Unit Values for the Investment Funds. The maximum fees are as follows:

-------------------------------------------------------------

                                              MAXIMUM
                                        INVESTMENT ADVISORY
HRT PORTFOLIO                            FEE (ANNUAL RATE)
-------------------------------------------------------------
                                               0.350%
Alliance Money Market
Alliance Intermediate Government
   Securities                                  0.500%
Alliance High Yield                            0.600%
Alliance Quality Bond                          0.525%
Alliance Growth and Income                     0.550%
Alliance Equity Index                          0.325%
Alliance Common Stock                          0.475%
Alliance Global                                0.675%
Alliance International                         0.900%
Alliance Aggressive Stock                      0.625%
Alliance Small Cap Growth                      0.900%
Alliance Conservative Investors                0.475%
Alliance Balanced                              0.450%
Alliance Growth Investors                      0.550%
-------------------------------------------------------------

-------------------------------------------------------------

                                              MAXIMUM
                                            INVESTMENT
                                          MANAGEMENT AND
EQAT PORTFOLIO                         ADVISORY FEE (ANNUAL
                                               RATE)
-------------------------------------------------------------

T. Rowe Price International Stock              0.75%
T. Rowe Price Equity Income                    0.55%
EQ/Putnam Growth & Income Value                0.55%
EQ/Putnam Balanced                             0.55%
MFS Research                                   0.55%
MFS Emerging Growth Companies                  0.55%
Morgan Stanley Emerging Markets
Equity                                         1.15%
Warburg Pincus Small Company Value             0.65%
Merrill Lynch World Strategy                   0.70%
Merrill Lynch Basic Value Equity               0.55%
-------------------------------------------------------------

EQ Financial has entered into expense limitation agreements with EQAT, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to certain amounts. See the EQAT prospectus for details.

The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Certificates. Fees and expenses are described more fully in the EQ Trust prospectus.

CHARGES FOR STATE PREMIUM AND OTHER
APPLICABLE TAXES

Currently, we deduct a charge for applicable taxes, such as state or local premium taxes, from the amount applied to provide an annuity distribution option if elected. The current tax charge that might be imposed varies by state and ranges from 0% to 3.50%; however, the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

We reserve the right to deduct any such charge from each contribution or from distributions or upon termination. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes at a later time. If, however, an additional tax is later imposed upon us when you withdraw, terminate or annuitize, we reserve the right to deduct a charge at such time.


--------------------------------------------------------------------------------
                  EQUI-VEST TRADITIONAL IRA, QP IRA, ROTH IRA,
                        SEP, SIMPLE IRA AND NQ CONTRACTS
                            (SERIES 300 AND 400 ONLY)
--------------------------------------------------------------------------------

CHARGES TO INVESTMENT FUNDS

We make a daily charge at a guaranteed maximum effective annual rate of 1.35% against the assets held in each of the Investment Funds. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers mortality and expense risk charges of 1.10% and expenses of 0.25%. The current charge is .24% against the assets of the HRT and EQAT Funds for expenses, except as noted. We reserve the right to increase the charge back to the maximum at our discretion. This period will remain in effect until further notice. We charge 0.25% against the assets of the Alliance Money Market, Alliance Common Stock, Alliance Aggressive Stock, and Alliance Balanced Funds.


The mortality and expense risk charge is comprised of 0.60% for mortality risk and 0.50% for expense risk, although the allocation of these risk charges may vary. We assume a mortality risk by (a) our obligation to pay a death benefit that will not be less than the total value of all contributions made (less any applicable taxes) adjusted for total withdrawals, (b) our obligation to make annuity payments for the life of the Annuitant under guaranteed fixed annuity options, regardless of the Annuitant's longevity, (c) our guarantees relating to annuity purchase rates, the actuarial basis for which can be changed only for new contributions and only on the fifth anniversary of the Contract Date and every five years thereafter, and (d) our obligation to waive the contingent withdrawal charge upon the payment of a death benefit.

The expense risk we assume is the risk that, over time, our actual expense of administering the Contracts may exceed the amounts realized from the expense charge and the annual administrative expense charge. Part of the mortality and expense risk charge may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contracts to the extent that the charge is not needed to meet the actual expenses incurred.


The charge for expenses, together with the annual administrative charge described below, is designed to reimburse us for our costs in providing administrative services in connection with the Contracts.


ANNUAL ADMINISTRATIVE CHARGE

On the last Business Day of each Contract Year, we deduct from the Annuity Account Value an annual administrative charge equal to the lesser of $30 or 2% of the Annuity Account Value on such Business Day for the first two Contract Years, and $30 for each Contract Year thereafter. This charge is deducted on a pro rata basis from the Investment Funds and the Guaranteed Interest Account, and from the Fixed Maturity Account should collection from the other Options be insufficient and we have not been otherwise reimbursed. This charge will be prorated for a fractional year if, before the end of the Contract Year, you surrender your Contract, the Annuitant dies or you elect an annuity distribution option. Accumulation Units will be redeemed in order to pay any portion of the charge deducted from an Investment Fund. Any portion of the charge deducted from the Guaranteed Interest Account or Fixed Maturity Account is withdrawn in dollars.


We reserve the right to increase this charge if our administrative costs increase, but the charge is guaranteed never to exceed $65 annually, subject to applicable law. We also reserve the right to eliminate the administrative charge for Traditional IRA, Roth IRA, SEP, SARSEP, SIMPLE IRA and NQ Contracts having a minimum Annuity Account Value of a specified amount currently set at $25,000 for NQ, and $20,000 for the other markets, on the last Business Day of each Contract Year. We also reserve the right to deduct this charge on a quarterly, rather than annual, basis.

CONTINGENT WITHDRAWAL CHARGE

No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Contracts, we assess a charge on amounts withdrawn when you make a partial withdrawal or terminate your Contract if the amount withdrawn is in excess of the free corridor amount (defined in this section) or if no exception applies. The amount of the

EQUI-VEST TRADITIONAL IRA, QP, IRA, ROTH IRA, SEP, SIMPLE IRA, AND NQ CONTRACTS (SERIES 300 AND 400 ONLY) (CONTINUED)

withdrawal and the applicable withdrawal charge are deducted pro rata from the Investment Funds and the Guaranteed Interest Account and from the Fixed Maturity Account should collection from the other Options be insufficient. The amount deducted to pay the withdrawal charge is also subject to the withdrawal charge.


The contingent withdrawal charge is equal to 6% of the amount attributable to withdrawn contributions which have been made in the current and five prior Contract Years. In the case of a termination, we will pay the greater of (i) the Annuity Account Value after the withdrawal charge has been imposed, as described above, or (ii) the free corridor amount plus 94% of the remaining Annuity Account Value. For purposes of calculating the withdrawal charge (1) we treat contributions as being withdrawn before earnings on a first-in, first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of contributions. Although we treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge, the Federal income tax law treats earnings on most NQ Contracts as withdrawn first. See "Part 9:
Federal Tax and ERISA Matters."

We reserve the right to change the amount of the contingent withdrawal charge, provided that it will not exceed 6% of the amount deemed attributable to withdrawn contributions. Applicable regulations would not permit such a change where it would be unfairly discriminatory to any person. Moreover, the withdrawal charge will be reduced if needed in order to comply with any state law that applies. See New York Contracts -- Fixed Maturity Account in this section. The tax consequences of withdrawals are discussed under "Part 9:
Federal Tax and ERISA Matters."

Free Withdrawal Amount (Free Corridor)

No withdrawal charge will be applied during any Contract Year in which the amount withdrawn is less than or equal to 10% of the Annuity Account Value at the time the withdrawal is requested minus any amount previously withdrawn during that Contract Year. This 10% portion is called the FREE CORRIDOR AMOUNT. Any withdrawal requested that exceeds the free corridor amount will be subject to the contingent withdrawal charge, unless one of the following exceptions applies.

Exceptions to the Contingent Withdrawal Charge

A contingent withdrawal charge will not apply upon any of the events listed below:

o  the Annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the Annuity Account Value to be used to buy a life contingent annuity.

A contingent withdrawal charge will not apply in the following events. However, we reserve the right to impose a contingent withdrawal charge, in accordance with your Contract and applicable state law, for preexisting conditions or conditions which began within 12 months of your Contract Date for these events:

o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

o the Annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   --   it provides continuous room and board to three or more persons;

   --   it is supervised by a registered nurse or licensed practical nurse;

   --   it keeps daily medical records of each patient;

   --   it controls and records all medications dispensed; and

   --   its primary service is other than to provide housing for residents.


Additionally, a withdrawal charge will not apply to a Traditional IRA, QP IRA, Roth IRA, SIMPLE IRA, or SEP Contract upon the following events:


o the Annuitant has completed at least six Contract Years and has attained age 59 1/2; or

o a request is made for a refund of a contribution in excess of amounts allowed to be contributed under the Code within one month of the date on which the contribution is made.

EQUI-VEST TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ CONTRACTS (SERIES 300 AND 400 ONLY) (CONTINUED)


New York Contracts -- Fixed Maturity Account

For Contracts issued in New York, the contingent withdrawal charge applicable to contributions to the Fixed Maturity Account (including amounts transferred to that Account from the other Investment Options) and which are withdrawn from the Fixed Maturity Account, will never exceed 6%; however, the contingent withdrawal charge could be lower.

For the Fixed Maturity Account, the contingent withdrawal charge will be the greater of that determined by applying the New York Declining Scale ("Declining Scale") and the New York Alternative Scale ("Alternative Scale"), not to exceed 6%. As to the withdrawal of amounts that have been transferred within the Fixed Maturity Account from one Maturity Period to another, the Alternative Scale is applied if it produces a higher charge than the Declining Scale.

-------------------------------------------------------------
       DECLINING SCALE              ALTERNATIVE SCALE
-------------------------------------------------------------
   Year of Investment in         Year of Transfer within
   Fixed Maturity Account*       Fixed Maturity Acount*

   Within Year 1         6%      Within Year 1         5%
          2              6%             2              4%
          3              5%             3              3%
          4              4%             4              2%
          5              3%             5              1%
          6              2%      After Year 5          0%
   After Year 6          0%

                                 Not to  exceed  1% times
                                 the  number  of years
                                 remaining  in Maturity
                                 Period,  rounded to the
                                 higher number of years.
                                 In other words, if 4.3
                                 years remain, it would
                                 be a 5% charge.

-------------------
* Measured from the Contract Anniversary Date prior to the date of the contribution or transfer.
--------------------------------------------------------------------------------


For example, compare the withdrawal charge that would be applicable to a withdrawal from a Series 400 Traditional IRA, QP IRA or NQ Contract that has an Annuity Account Value of $10,000-$8,000 from contributions made three years ago and $2,000 from positive investment performance.

o If the total amount of contributions are withdrawn within the first six years after they were made, the normal Series 400 withdrawal charge would be $480 (6% of $8,000). However, if the contributions were made to the Fixed Maturity Account, the withdrawal charge would be lower. According to the New York Declining Scale described above, in the third year, the withdrawal charge would be limited to 5% of the $8,000, or $400.


o Now assume that, although the contributions had been made to the Fixed Maturity Account three years ago, they were transferred to a new Maturity Period within the Fixed Maturity Account in the third year, and further assume that there is exactly one year remaining in the Maturity Period to which the amounts were transferred. Because there was a transfer within the Fixed Maturity Account, the New York Alternative Scale may now apply. Based on this Scale, a contribution that was so transferred will be subject to a 5% withdrawal charge, if withdrawn in the year of the transfer, such charge not to exceed 1% for each year remaining in the Maturity Period. Since, in this example, the time remaining is exactly one year, the Alternative Scale would limit the withdrawal charge to 1%. However, New York regulations allow that the greater of the Declining Scale or the Alternative Scale is used. Therefore, the withdrawal charge would be 5%, or $400, based on the Declining Scale.

o In no event would the contingent withdrawal charge exceed that otherwise applicable under the Contract; application of the New York Scale can only result in a lower charge. Thus, if a contribution had been in the Contract for more than six years and was thus exempt from a withdrawal charge, no such charge would be applicable.

o For withdrawals from an Investment Option other than the Fixed Maturity Account, the amount available for withdrawal without a contingent withdrawal charge is reduced by the amount of contributions in the Fixed Maturity Account to which no withdrawal charge applies.

o As of any date on which 50% or more of your Annuity Account Value is held in the Fixed Maturity Account, the free corridor amount is zero.

o If you have not made a prior election for the reinvestment of your Maturity Amount when it reaches the Expiration Date, such Amount will be reinvested in whichever Fixed Maturity Period then offered has the nearest Expiration Date; if no Fixed Maturity Periods are being offered, it will be reinvested in the Money Market Fund.

The potential for the contingent withdrawal charge applicable to withdrawals from the Fixed Maturity Account to be lower than the otherwise applicable charge and the potential for the free corridor amount to also be lower than that which would otherwise apply should be considered in making allocations to, or transfers to or from, the Fixed Maturity Account.

EQUI-VEST TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ CONTRACTS (SERIES 300 AND 400 ONLY) (CONCLUDED)

ALLOCATION OF CERTAIN CHARGES TO THE FIXED MATURITY ACCOUNT

The annual administrative charge and the contingent withdrawal charge will be deducted from the Guaranteed Interest Account and the Investment Funds, as discussed above. In the event that amounts in those Options are insufficient to cover these charges, we reserve the right to deduct those charges from the Fixed Maturity Periods. Charges applied to the Fixed Maturity Periods are considered withdrawals and, as such, will result in a market value adjustment. See "Part 5:
The Fixed Maturity Account."


CHARGE ON THIRD PARTY TRANSFER OR EXCHANGE

If you ask us to make a direct transfer to a third party of amounts under your Contract, or request that your Contract be exchanged for another contract or certificate issued by another carrier, we deduct from the Annuity Account Value both a contingent withdrawal charge as described above (if any) and (except for Series 300 Contracts in Florida) a charge of $25 per occurrence. We reserve the right to increase this $25 fee to a maximum of $65 for each direct transfer or exchange.


--------------------------------------------------------------------------------
ALL EQUI-VEST EDC, TSA AND TRUSTEED CONTRACTS PLUS TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ (SERIES 100 AND 200 ONLY)
--------------------------------------------------------------------------------

LIMITATION ON CHARGES

Under the terms of these Contracts, for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the aggregate amount of the Separate Account charge made to those Funds, the HRT charges for investment advisory fees and the direct operating expenses of the HRT may not exceed a total effective annual rate of 1.75% of the value of the assets held in those Investment Funds.


CHARGES TO INVESTMENT FUNDS

We make a daily charge against the assets held in each of the Investment Funds. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers expenses, expense risks, mortality risks (for the annuity rate guarantee), death benefits (for the minimum death benefit) and financial accounting. For the Alliance Money Market, Alliance Balanced and Alliance Common Stock Funds, the charge is made at an annual rate guaranteed not to exceed 1.49%. For all other Investment Funds of the HRT and EQAT, the charge is made at an annual rate guaranteed not to exceed 1.34%.

Specific charges for each series are set forth below:

-------------------------------------------------------------
                         SERIES 100
-------------------------------------------------------------
                                ALLIANCE
                             MONEY MARKET,
                           ALLIANCE BALANCED,
                            ALLIANCE COMMON       OTHER
                              STOCK FUNDS         FUNDS
-------------------------------------------------------------
Expenses                          .60%             .60%
Expense Risks                     .30              .15
Mortality Risks                   .30              .30
Death Benefits                    .05              .05
Financial Accounting              .24              .24
-------------------------------------------------------------


-------------------------------------------------------------
                         SERIES 200
-------------------------------------------------------------
                                ALLIANCE
                             MONEY MARKET,
                           ALLIANCE BALANCED,
                            ALLIANCE COMMON       OTHER
                              STOCK FUNDS         FUNDS
-------------------------------------------------------------
Expenses and Financial
   Accounting                     .25%             .25%
Expense Risks                     .55              .49
Mortality Risks and Death
   Benefits                       .60              .60
-------------------------------------------------------------

The charge for expenses is designed to reimburse us for various research and development costs and for administrative expenses that exceed the annual administrative charge described below. The expense risk we assume is the risk that, over time, our actual administrative expense may exceed the amounts realized from the expense and the annual administrative expense charges, which may not be increased. We assume a mortality risk by (a) our obligation to pay a death benefit that will not be less than the total value of all contributions made (less any applicable taxes) adjusted for total withdrawals, (b) our obligation to make annuity payments for the life of the Annuitant, regardless of the Annuitant's longevity, (c) our guarantees relating to annuity purchase rates, and (d) our obligation to waive the contingent withdrawal charge upon the payment of a death benefit. The charge for financial accounting services is designed to reimburse us for our costs in providing those services in connection with the Contracts, and, like the charge for expenses, is not designed to include an element of profit. The total of these charges may be reallocated among the categories of charges shown above; however, we intend to limit any possible reallocation to include only the charges for expense risks, mortality risks and death benefits.

ALL EQUI-VEST EDC, TSA AND TRUSTEED CONTRACTS PLUS TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ (SERIES 100 AND 200 ONLY) (CONTINUED)


Part of the respective charges for expense risks, mortality risks and death benefits may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contracts to the extent that the charges are not needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

Except as discussed below, on the last Business Day of each Contract Year we deduct from the Annuity Account Value an annual administrative charge equal to the lesser of $30 or 2% of the Annuity Account Value on such Business Day (adjusted to include any withdrawals made during the year). This charge is deducted from each Investment Option on a pro rata basis. This charge will be prorated for a fractional year if, before the end of the Contract Year, you surrender your Contract, the Annuitant dies or you elect an annuity distribution option. Accumulation Units will be redeemed in order to pay any portion of the charge deducted from an Investment Fund.

Any portion of the charge deducted from the Guaranteed Interest Account is withdrawn in dollars.

Exceptions to Annual Administrative Charge


For IRA, QP IRA, Roth IRA, NQ, SEP, SIMPLE IRA, Unincorporated Trusteed, and Annuitant-Owned HR-10 Contracts, the charge is zero if the Annuity Account Value is at least $10,000 at the end of the Contract Year.


For TSA, EDC and Corporate Trusteed Contracts, the charge is zero if the Annuity Account Value is at least $25,000 at the end of the Contract Year.

CONTINGENT WITHDRAWAL CHARGE


No sales charges are deducted from contributions. However, to assist us in defraying the various costs and promotional expenses incurred in connection with selling the Contracts, we assess a charge on amounts withdrawn when you make a partial withdrawal or terminate your Contract if the amount withdrawn is in excess of the free corridor amount (defined below) or if no exception applies. The withdrawal charge is deducted pro rata from the Annuity Account Value in addition to the amount of the requested withdrawal; the amount deducted which is applied to pay the withdrawal charge is also subject to the withdrawal charge.


Free Withdrawal Amount (Free Corridor)


For NQ, Trusteed, TSA and QP IRA Contracts (but not IRA, Roth IRA or QP IRA group Contracts), no withdrawal charge will be applied during any Contract Year in which the amount withdrawn is less than or equal to 10% of the Annuity Account Value at the time the withdrawal is requested minus any amount previously withdrawn during that Contract Year. This 10% portion is called the FREE CORRIDOR AMOUNT. For EDC, SEP, SIMPLE IRA and QP IRA Series 100 and 200 group Contracts, the free corridor amount is available only after three Contract Years have been completed or the Annuitant has reached age 59 1/2.


HOW THE CONTINGENT WITHDRAWAL CHARGE IS APPLIED FOR SERIES 100 AND 200 NQ AND TRUSTEED CONTRACTS


Partial withdrawals in excess of the free corridor amount will be subject to a withdrawal charge of 6% of the amount of the contributions made during the current and five prior Contract Years. In the case of a termination, we will pay the greater of (i) the Annuity Account Value after the withdrawal charge has been imposed, as described above, and after giving effect to any outstanding loan balance (including accrued interest), or (ii) the free corridor amount plus 94% of the remaining Annuity Account Value. For NQ Contracts issued to Annuitants age 59 or older, this percentage will be 95% in the fifth Contract Year and 96% in the sixth Contract Year. For Trusteed Contracts issued to Annuitants age 60 or older, this percentage is 95% in the fifth Contract Year. For NQ and Trusteed group Contracts, there is no reduction in the contingent withdrawal charge for older Annuitants (referred to above) in the fifth and sixth Contract Year.

For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn before earnings, on a first-in, first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions. Although we treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge, Federal income tax law treats earnings on most NQ Contracts as withdrawn first. See "Part 9: Federal Tax and ERISA Matters."


No charge will be applied to any amount withdrawn from an NQ or Trusteed Contract if:

o  the  amount   withdrawn  is  applied  to  the  election  of  a  life  annuity distribution option; or

o  the  Annuitant   dies  and  the  death  benefit  is  made  available  to  the beneficiary.

No charge will be applied to any amount withdrawn from a Trusteed Contract if:

o the Owner has completed at least five Contract Years and the Annuitant has reached age 59 1/2; or

ALL EQUI-VEST EDC, TSA AND TRUSTEED CONTRACTS PLUS TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ (SERIES 100 AND 200 ONLY) (CONTINUED)


o a request is made for a refund of an excess contribution within one month of the date on which the contribution is made.

No charge will be applied to any amount withdrawn from a Corporate Trusteed Contract if the Annuitant has reached age 59 1/2 and has either retired or terminated employment, regardless of the number of completed Contract Years.


HOW THE CONTINGENT WITHDRAWAL CHARGE IS APPLIED FOR SERIES 100 AND 200 TRADITIONAL IRA, ROTH IRA, SEP, SIMPLE IRA, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS

Withdrawals under these Contracts and defaulted loan amounts under TSA Contracts (in excess of the free corridor amount, if applicable) may be subject to a charge of up to 6% of the amount withdrawn or the defaulted loan amount, as the case may be. The percentage charged will be based on the Contract Year in which the withdrawal is made, as shown below:


-------------------------------------------------------------

           CONTRACT
           YEAR(S)                        CHARGE
-------------------------------------------------------------

          1 through 5                        6%*
          6 through 8                        5
          9                                  4
         10                                  3
         11                                  2
         12                                  1
         13 and later                        0

-------------------
* This percentage will be reduced to 5% for Contracts issued to Annuitants under individual Contracts only, in year 5,
  if age 60 or older.
-------------------------------------------------------------

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current Contract Year and the nine prior Contract Years before the withdrawal is made.


No charge will be applied to any amount withdrawn from an IRA, Roth IRA, QP IRA, SEP, SIMPLE IRA, TSA, EDC or Annuitant-Owned HR-10 (except for NQ and Trusteed Contracts) Contract if:


o the Contract Owner has completed at least five Contract Years and the Annuitant has reached age 59 1/2;

o a request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o  the  Annuitant   dies  and  the  death  benefit  is  made  available  to  the beneficiary;

o the Contract Owner has completed at least five Contract Years, the Annuitant has reached age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the Annuitant's age 59 1/2 and allows no prepayment;

o the Contract Owner has completed at least three Contract Years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years that allows no prepayment;

o the amount withdrawn is applied to the election of a life contingent annuity distribution option (this form of payment is not available for Annuitants in governmental EDC plans in New York);

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the Annuitant's life expectancy, that allows no prepayment (this provision is available only for Annuitants in governmental EDC plans in New York).

No charge will be applied to any amount withdrawn from a TSA Contract if:

o the Contract Owner has completed at least five Contract Years, has reached age 55 and has separated from service.

No charge will be applied to any amount withdrawn from a SEP Contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(ii) of the Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which such excess deferrals were made.

We reserve the right to reduce or eliminate the withdrawal charge in certain cases, including transfers to a Traditional IRA, QP IRA or Roth IRA from another EQUI-VEST Contract. In no event would such reduc-

ALL EQUI-VEST EDC, TSA AND TRUSTEED CONTRACTS PLUS TRADITIONAL IRA, QP IRA, ROTH IRA, SEP, SIMPLE IRA AND NQ (SERIES 100 AND 200 ONLY) (CONCLUDED)

tion or elimination be permitted where it would be unfairly discriminatory to any person.


The tax consequences of withdrawals are discussed under "Part 9: Federal Tax and ERISA Matters."

As a result of regulations which apply to EDC plans of governmental employers in New York (NY EDC PLANS), EQUI-VEST Contracts which fund New York EDC Plans contain special provisions which apply to all NY EDC Plans whose EQUI-VEST funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all Contracts issued in connection with a NY EDC Plan five years after the effective date (or any renewal date) of its EQUI-VEST funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer and us, the period may be shorter than five years. A decision to permit the automatic termination of all Contracts would result in the transfer of each Contract's Annuity Account Value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC Plan can renew the EQUI-VEST funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received at our Processing Office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement, or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC Plan Contract once the Contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide Annuitants with information relating to an employer's decision to exercise any termination right.

--------------------------------------------------------------------------------

                              PART 8: VOTING RIGHTS

--------------------------------------------------------------------------------

HRT AND EQAT VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HRT or EQAT. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:


o  to elect each Trust's Board of Trustees,

o  to ratify the selection of independent auditors for each Trust, and


o on any other matters described in each Trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HRT is a Massachusetts business trust, and EQAT is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Contract Owners and Employers, if appropriate, the opportunity to instruct us how to vote the number of shares attributable to their Contracts. If we do not receive instructions in time from all Contract Owners and Employers, if appropriate, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Contract Owners vote.


Each share of each Trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

VOTING RIGHTS OF OTHERS

Currently, we control each Trust. EQAT shares currently are sold only to our separate accounts. HRT shares are held by other separate accounts of ours and by insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of Contract Owners, we currently do not foresee any disadvantages arising out of this. HRT's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HRT's response to any of those events insufficiently protects our Contract Owners, we will see to it that appropriate action is taken to protect our Contract Owners.


SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Contract Owner approval, Contract Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Contract Owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------

                      PART 9: FEDERAL TAX AND ERISA MATTERS

--------------------------------------------------------------------------------

ANNUITIES


This prospectus briefly describes our understanding of the current Federal income tax rules that apply to annuities. First we discuss non-qualified annuities, and then discuss some of the special tax rules that apply to an annuity contract purchased to fund a tax-favored retirement program. These annuity contracts include Trusteed and Annuitant-owned HR-10 Contracts purchased for a "qualified plan" (a plan qualified under Section 401 (a) of the Code), and TSA, Traditional IRA, QP IRA, SEP IRA, SIMPLE IRA, Roth IRA or EDC Contracts. Under an annuity purchased to fund a tax-favored retirement program, in order to qualify for its special treatment under Federal tax law, rights and benefits of the Annuitant or the Annuitant's beneficiary may be restricted.

Additional tax information appears in the SAI. This prospectus and the SAI do not provide detailed tax information and do not address state and local income and other taxes, or Federal gift and estate taxes. The U.S. income tax and withholding rules that apply to foreign persons and entities are also outside the scope of this prospectus. Not every Contract has every feature discussed in this section. Please consult a tax adviser when considering the tax aspects of your Contract.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider, legislative proposals that, if enacted, could change the tax treatment of annuities and retirement plans. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

TRANSFERS AMONG INVESTMENT OPTIONS

Under current law, there will not be any tax liability if you transfer the Annuity Account Value among the Investment Funds, the Guaranteed Interest Account and the Fixed Maturity Account.

IMPACT OF TAXES TO EQUITABLE LIFE

The Contracts provide that we may charge the Separate Account for taxes. We can also set up reserves for taxes.

TAXATION OF NON-QUALIFIED ANNUITIES

A non-qualified annuity (NQ) contract is funded only with after-tax funds, and generally is not subject to any special retirement plan rules. There are no tax law limits on the amount of contributions that can be made to an NQ contract. In contrast, Roth IRAs (discussed under this Part) are also funded on an after-tax basis, but tax law limits contributions based on compensation and annual income.

Equitable has designed the EQUI-VEST NQ Contract to qualify as an "annuity" for purposes of Federal income tax law. As such, gains in the Annuity Account Value of the Contract generally will not be taxable to an individual until a distribution from the Contract occurs, either by a pre-annuitization withdrawal of part or all of its value, or when payments are received periodically after annuitization. The taxable portion of distributions and payments from annuity contracts is ordinary income and is subject to income tax withholding. See "Federal and State Income Tax Withholding" below.

Taxation prior to Annuitization

Prior to the date that annuity payments begin, any partial withdrawals are taxable to the Contract Owner to the extent that there has been a gain in the Annuity Account Value. The balance of the distribution is treated as a return of the "investment" or "basis" in the Contract and is not taxable. Generally, the investment or basis in the Contract equals the contributions made less any amounts previously withdrawn which were not taxable.

If the Contract is surrendered, the distribution is taxable to the extent it exceeds the investment in the Contract.

Under the following circumstances, gains in the Annuity Account Value of a Contract may be taxable, even in the absence of a cash payment from the
Contract: (1) if a Contract fails investment diversification requirements, gains may be taxable; (2) if an individual transfers a Contract as a gift to someone other than a spouse (or divorced spouse), gains will be taxable at the time of transfer; (3) the assignment or pledge of any portion of the value of a Contract will be treated as a distribution of that portion of the Contract;

and (4) when an insurance company (or its affiliate) issues more than one non-qualified deferred annuity contract during any calendar year to the same taxpayer, the contracts are required to be aggregated in computing the taxable amount of any distribution.


Aggregation is required only for the purpose of figuring out the taxable amount on any distribution including surrenders, from one or more linked contracts. For this reason, your tax report on Form 1099-R may indicate a different taxable amount than you may have originally anticipated.


Corporations, partnerships, trusts and other non-natural persons generally cannot defer the taxation of current income credited to the Contract unless an exception under the Code applies.


Taxation after Annuitization

Once periodic payments in the form of an annuity begin, a portion of each payment is considered to be a tax-free return of investment based on the ratio of the investment to the expected return under the Contract. The remainder of each payment will be taxable. In the case of a variable annuity, special rules apply if the payments received in a year are less than the amount permitted to be recovered tax free. After the total investment has been recovered, future payments are fully taxable. If payments cease as a result of death, a deduction for any unrecovered investment will be allowed.

Payments because of Death

If, as a result of the Annuitant's death, the beneficiary is entitled to receive the death benefit described in Part 6, the beneficiary is generally subject to the same tax treatment as would have applied to the Contract Owner, had the Contract Owner surrendered the Contract. If before any benefit is actually paid, the beneficiary elects to apply the death benefit to a life income or installment option, the beneficiary is generally subject to the same tax treatment as would have applied to the Contract Owner, had the Contract Owner annuitized the Contract. The taxable amount will reflect the Contract Owner's investment in the Contract.

Special distribution requirements apply upon the death of the owner of a non-qualified annuity. That is, in the case of a Contract where the owner and annuitant are different, even though the annuity contract could continue because the annuitant is alive, Federal tax law requires that the person who succeeds as owner of such a Contract take distribution of the amounts in the Contract within a specified period of time, unless such owner is the spouse.

Penalty Tax

In addition to income tax, a penalty tax of 10% applies to the taxable portion of a distribution unless the distribution is (1) made on or after the date the taxpayer attains age 59 1/2, (2) made on or after the death of the Contract Owner, (3) attributable to the disability of the taxpayer, (4) part of a series of substantially equal periodic payments for the life (or life expectancy period) of the taxpayer or the joint lives (or joint life expectancy period) of the taxpayer and a beneficiary, or (5) with respect to income allocable to amounts contributed to an annuity contract prior to August 14, 1982 which are transferred to the Contract in a tax-free exchange.

GENERAL RULES OF FEDERAL AND STATE INCOME TAX WITHHOLDING; INFORMATION REPORTING

Equitable Life is required to withhold Federal income tax on the taxable portion of payments from annuity contracts. Withholding may also apply to any taxable amounts paid under a 10-day free look cancellation. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Recipients in the United States generally may elect under certain conditions not to be subject to income tax withholding. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. See your tax adviser if you may be affected by such rules.

Certain states have indicated that state income tax withholding will apply to payments from annuity contracts made to residents. Generally, an election out of Federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state withholding, even if Federal withholding applies. Contact your tax adviser to see how state income tax withholding may apply to your payment.

Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Contract. The Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct Taxpayer Identification Number and a United States residence address.

Any income tax withheld is a credit against income tax liability. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Periodic annuity payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic payments which is exempt from withholding based on this assumption. For 1998, a recipient of periodic payments (e.g., monthly or annual payments) which total less than $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. If a recipient fails to provide a correct Taxpayer Identification Number, withholding is made as if the recipient is single with no exemptions.

A recipient of a partial or total non-periodic distribution will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct Taxpayer Identification Number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right, if any, to make withholding elections.

All distributions or taxable transactions with respect to the Contract are reported to the appropriate taxpayer and the Internal Revenue Service on Form 1099-R in the calendar year following the year of the transaction. In certain cases, IRS rules also require us to report nontaxable transactions, such as tax-deferred exchanges of one annuity contract to another.

OTHER WITHHOLDING

In certain cases, Equitable may be required to withhold, or temporarily hold back, an amount of death benefit due to potential application of state inheritance or estate tax rules or Federal "generation skipping tax," which is a form of estate tax. The potential application of these rules varies depending on the amount of the death benefit, the relationship of the beneficiaries to the deceased, and the residence of the parties. You should consult with your tax or legal adviser concerning potential application of these rules to your own personal situation.

SPECIAL RULES FOR NQ AND TRUSTEED CONTRACTS ISSUED IN PUERTO RICO

Only NQ and Trusteed Contracts are available in Puerto Rico.

EQUI-VEST TRUSTEED -- The tax treatment of qualified plans by the United States and by Puerto Rico is similar in many respects, but may not be identical. Please consult your tax adviser to determine any differences which may affect your own situation.

NQ -- Under current law, Equitable Life treats income from such Contracts as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from these Contracts is also subject to Puerto Rico tax. The computation of the taxable portion of amounts distributed from a Contract may differ in the two jurisdictions. Therefore, an individual might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on an individual's personal situation and the timing of the different tax liabilities, an individual may not be able to take full advantage of this credit.

Please consult your tax adviser to determine the applicability of these rules to your own tax situation.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

An annuity contract may be used to fund certain employer-sponsored retirement programs.

The Code describes how a retirement program can qualify for tax-favored status and sets requirements for various features including: participation, nondiscrimination, vesting and funding; limits on contributions, distributions and benefits; penalties; and withholding, reporting and disclosure. Certain tax advantages of a tax-favored retirement program may not be available under state and local tax laws.

This section of the prospectus briefly describes our understanding of some of the current Federal income tax rules that pertain to an annuity contract purchased to fund a tax-favored retirement program for these special markets: qualified plan and TSA. Other markets are discussed elsewhere in this Part.

QUALIFIED PLANS

General; Contributions

Any type of employer -- corporation, partnership, self-employed individual -- is eligible to establish a plan qualified under Section 401(a) of the Code (a "qualified plan") for participating employees, provided that the qualified plan meets the requirements of Section 401. A discussion of the rules governing establishment and operation of a qualified plan is beyond the scope of this prospectus. Employers should consult their tax advisers for information.

Both employer and employee contributions to qualified plans are subject to a variety of limitations, some of which are discussed here briefly. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties.


The annual limit of employer and employee contributions (as defined in Section 415(c) of the Code) which may be made on behalf of an employee to all of the defined contribution plans of an employer is the lesser of $30,000 or 25% of compensation or earned income.


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


Any reallocated forfeitures and voluntary nondeductible employee contributions will generally be included for purposes of the contribution limit. In calculating contributions to the plan, the law requires that compensation or earned income of more than $150,000, as adjusted from time to time for cost-of-living changes, cannot be considered. In 1998, this compensation limit is $160,000. Effective for plan years beginning after December 31, 1997, the formula for determining the overall limits on contributions includes compensation from the employer in the form of elective deferrals (defined below) and excludable contributions under Code Section 457 or "EDC" plans and "cafeteria" plans (plans giving employees a choice between cash or specified excludable health and welfare benefits).

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. There is also an overall limit on the total amount of contributions and benefits under all tax-favored retirement programs in which a person participates. The annual limits on contributions referred to here do not apply to rollover contributions which may be permitted under the plan, or trustee-to-trustee transfer contributions.

Salary reduction contributions made under a cash or deferred arrangement (401(K)
PLAN) are limited to $7,000, as adjusted from time to time for cost-of-living changes. In 1998, the annual dollar limit on these "elective deferrals" is $10,000. This limit applies to the aggregate of all elective deferrals under all tax-favored plans with all employers in which the individual participates, for example, also including salary reduction contributions under TSAs. Effective for years beginning after December 31, 1997, employer matching contributions to a 401(k) plan for self-employed individuals are treated the same as employer matching contributions for employees. That is, they are not subject to elective deferral limits.

Qualified plans must not discriminate in favor of highly compensated employees. In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees." Determination of compliance with both nondiscrimination and top heavy rules requires various tests. Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this Part under "SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLANS)."

TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

General

An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to an annuity contract purchased for the benefit of the employee. These annuity contributions, if properly made, will not be treated as currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the annuity contract until distributions are taken.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

ANNUAL CONTRIBUTIONS. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. To determine the permissible annual contribution to the participant's TSA, a TSA plan participant and tax adviser along with your Equitable Representative generally must calculate tentative annual contributions under several formulas. Generally, the contribution limit is the lowest of the following: (1) the annual "maximum exclusion allowance" for the employee in Section 403(b)(2) of the Code,
(2) the annual limit on employer contributions to defined contribution plans, and (3) the annual limit on all elective deferrals.

The annual exclusion allowance for the employee under Section 403(b)(2) of the Code is 20% of includable compensation times years of service less previous contributions to all qualified plans, TSAs and EDC plans the participant participates with this employer. The annual limit on employer contributions to defined contribution plans (as discussed above under "Qualified Plans -- General; Contributions") is the lesser of $30,000 or 25% of compensation, disregarding compensation over $160,000 (in 1998). The annual limit on all elective deferrals under all plans of any employer this individual participates in (also discussed above under "Qualified Plans -- General; Contributions") is generally limited to $10,000 in 1998. Note, however, that the maximum salary reduction contribution that may be made by a participant who participates both in a 403(b)



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


arrangement and an EDC plan will be limited to the lower maximum allowed under Code Section 457 (in 1998, this is $8,000).


Note that excess deferrals which are not withdrawn by April 15 following the year of the deferral may cause the contract to fail to be treated as a TSA.

Special provisions may allow "catch-up" contributions to compensate for smaller contributions made in previous years.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. Rollover contributions may be made to your EQUI-VEST TSA Contract from TSAs under Section 403(b) of the Code (including custodial accounts under Section 403(b)(7) of the Code). See "Distributions from Qualified Plans and TSAs -- Tax-Deferred Rollover" for a description of rollovers. With appropriate written documentation that is satisfactory to us, we will accept rollover contributions from "conduit IRAs" for TSA funds. See "Traditional Individual Retirement Annuities ("Traditional IRAs") -- Contributions to Traditional IRAs -- Conduit IRAs" below.

We will also accept direct transfers of TSA funds pursuant to Revenue Ruling 90-24 provided you provide us with acceptable written documentation as to the source of the funds. We do not currently accept direct transfer of funds which were ever held in custodial accounts under Section 403(b)(7) of the Code).

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

WITHDRAWAL RESTRICTIONS. Restrictions apply to the salary reduction (elective deferral) portion of a TSA or 401(k) program, including both contributions and earnings. Distributions of restricted salary reduction amounts generally may be made only if the Annuitant attains age 59 1/2, dies, is disabled, separates from service or on account of financial hardship. Hardship withdrawals are limited to the amount actually contributed under a salary reduction agreement, without earnings. These restrictions do not apply to the amount of your TSA Contract as of December 31, 1988 attributable to salary reduction contributions and earnings (or to the extent such amount is properly carried over from an existing TSA to an EQUI-VEST TSA Contract). To take advantage of this grandfathering you must properly notify us in writing at our Processing Office of your December 31, 1988 account balance if you have qualifying amounts transferred to your TSA Contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under qualified plans and TSAs are generally not subject to Federal income tax until benefits are distributed. Distributions include withdrawals from the Contract, surrenders of the Contract and annuity payments from the Contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from qualified plans or TSAs are includable in gross income as ordinary income. Distributions from qualified plans or TSAs may be subject to 20% Federal income tax withholding. See "General Rules of Federal and State Income Tax Withholding; Information Reporting" above and "Special Withholding Rules Applicable to Qualified Plans and TSAs" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties. For information regarding tax penalties which may apply, see "Penalty Tax on Premature Distributions" and "Tax Penalties for Insufficient Distributions" later in this section.

If a plan participant or TSA Owner has made after-tax contributions, for example, the individual will have a tax basis in the Contract which may be recovered. On a total surrender, the amount received in excess of the basis is taxable. Equitable will report the total amount of the distribution. It is the Contract Owners responsibility to determine how much of the distribution is taxable. The amount of any partial distribution from a qualified plan or a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.


If an annuity distribution option is elected, any basis will be recovered as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If the participant dies before recovering basis and there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


Distributions from qualified plans (but not TSAs) may be eligible for the special tax treatment accorded lump sum distributions (favorable five-year averaging, and in certain cases, favorable ten-year averaging and long-term capital gain treatment). This treatment is not available unless the balance to the credit of a plan participant who has participated in the plan for at least five years is paid to the recipient within one taxable year, and is payable (i) after the participant attains age 59 1/2 or (ii) on account of the participant's
(a) death, (b) separation from service (not applicable to self-employed individuals), or (c) disability (applicable only to self-employed individuals). Five-year averaging will be eliminated effective January 1, 2000.



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


DEATH BENEFIT. Distributions made on account of the death of the Annuitant in a qualified plan or TSA are generally given the same tax treatment the Annuitant would have received had distributions been made to the Annuitant. In some instances, distributions from a qualified plan or TSA made to a surviving spouse may be rolled over to a Traditional individual retirement arrangement on a tax-deferred basis. See "Tax-Deferred Rollover," and "Traditional Individual Retirement Annuities (Traditional IRAs) -- Contributions to Traditional IRAs" below.

LOANS. If the plan permits, loans may be made from a qualified plan or TSA plan. Loans are generally not treated as taxable distributions, except under the following circumstances. If the amount of the loan exceeds permissible limits under the Code when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing interest and principal, the amount not repaid when due may be treated as a taxable distribution. Under Proposed Treasury Regulations which are not yet effective, the IRS would require the entire unpaid balance of the loan to be includable in income in the year of the default. See the discussion in Part 6 under "Loans (for TSA and Corporate Trusteed Only)," the discussion below and in Part 4 of the SAI for certain additional Equitable Life, Code and ERISA rules covering loans from qualified plans or TSAs.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. Any distribution from a qualified plan or a TSA which is an "eligible rollover distribution" may be rolled over into another eligible retirement plan, either as a direct rollover or a rollover within 60 days of receiving the distribution. To the extent a distribution is rolled over, it remains tax deferred.

A distribution from a qualified plan may be rolled over to another qualified plan which will accept rollover contributions or a Traditional individual retirement arrangement; a TSA distribution may be rolled over to another TSA or Traditional individual retirement arrangement. Death benefits received by a spousal beneficiary may only be rolled over to a Traditional IRA.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under the Code. Distributions which cannot be rolled over generally include periodic payments for life or for a period of 10 years or more, and minimum distributions required under Section 401(a)(9) of the Code (discussed below). Eligible rollover distributions are discussed in greater detail under "Special Withholding Rules Applicable to Qualified Plans and TSAs" below.

Direct transfers of qualified plan funds to another qualified plan investment and direct transfers of TSA funds from one TSA to another pursuant to Revenue Ruling 90-24 are not distributions.

MINIMUM DISTRIBUTIONS. The minimum distribution rules mandate qualified retirement plan and TSA participants to start taking annual distributions from their retirement plans by a required date. When minimum distributions must begin depends on, among other things, the individual's age and retirement status. The distribution requirements are designed to use up the participant's interest in the plan over the individual's life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. Exceptions which may permit an individual to delay commencement of required minimum distributions are noted in the next paragraphs. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2 , or to delay taking it until the three-month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2 unless an exception applies.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

Some individuals may be entitled to delay commencement of required minimum distributions for all or part of their account balance until after age 70 1/2. Consult your tax adviser to determine whether you may qualify for these exceptions. These individuals are as follows:

o For qualified plan and TSA participants who have not retired from service with the employer sponsoring the plan or TSA arrangement in question by the calendar year the participant turns age 70 1/2, the Required Beginning Date for minimum distributions is extended to April 1 following the calendar year of such retirement. (This delay does not apply to 5% owners of qualified plans; the regular rules apply even if the 5% owner still works.)

   TSA plan participants may also delay commencement to age 75 of the portion of their Annuity Account Value attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2. (If you have directly transferred amounts from another insurer's TSA to your EQUI-VEST TSA, you must



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

   tell us at the time of the transfer the amount of your December 31, 1986 account balance to take advantage of this exception.)


There are two general ways to take minimum distributions -- "account based" or "annuity based" -- and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.


You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.

Generally, the minimum distribution must be calculated annually for, and taken from, each tax-qualified retirement plan and TSA. Distributions in excess of the amount required in any year from a qualified plan, for example, will not satisfy the required amount for a TSA the individual also participates in. In Notice 88-38, the IRS indicated that an individual maintaining more than one Code
Section 403(b) arrangement may choose to take the annual required minimum distribution for all TSAs from any one or more TSAs the individual maintains, as long as the required distribution is calculated separately for each TSA and all the minimum distribution amounts are added together.

An account-based minimum distribution method may be a lump sum payment, or a periodic withdrawal made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. In the alternative, an individual could meet the minimum distribution requirements by applying the Annuity Account Value to an annuity over the individual's life or the joint lives of the individual and a designated beneficiary, or over a period certain not extending beyond applicable life expectancies.


If an individual dies before the Required Beginning Date or before distributions in the form of an annuity begin, distributions of the entire interest under the contract must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the Annuitant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained age 70 1/2. In the alternative, such spouse can roll over the death benefit to a Traditional IRA. See "Tax-Deferred Rollover" above. If an individual dies after the Required Beginning Date or after distributions in the form of an annuity have begun, payments after death must continue to be made at least as rapidly as the payments made before the death of the Annuitant.

SPOUSAL CONSENT RULES


In the case of many qualified plans and certain TSAs, if an Annuitant is married at the time a loan, withdrawal, or other distribution is requested under the Contract, spousal consent is required. In addition, unless the Annuitant elects otherwise with the written consent of the spouse, the retirement benefits payable under the plan or arrangement must be paid in the form of a "qualified joint and survivor annuity" (QJSA). A QJSA is an annuity payable for the life of the Annuitant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the Annuitant during his or her lifetime. In addition, a married Annuitant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

The taxable portion of distributions from a qualified plan or TSA will be subject to a 10% penalty tax unless the distribution is made on or after the Annuitant's death, attributable to the Annuitant becoming disabled, or when the Annuitant reaches age 59 1/2. The penalty tax will also not apply if the Annuitant (i) separates from service and elects a payout over his or her life or life expectancy (or joint and survivor lives or life expectancies), (ii) has attained age 55 and separates from service, or (iii) uses the distribution to pay certain extraordinary medical expenses.

TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS

Failure to make Minimum Distributions discussed above may cause the disqualification of the qualified plan or TSA. Disqualification may result in current taxation of the Annuitant's entire benefit. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any.

It is the plan administrator's responsibility to see that minimum distributions from a qualified plan are made. It is the Owner's responsibility in a TSA to see that the minimum distributions are made with respect to a Contract. We do not automatically make distributions from a Contract before the maturity date unless a request has been made. We will notify you when our records show that your age 70 1/2 is approaching. In the case of TSA Contracts, if you do not select a method, we will assume you are taking your minimum distribution from another TSA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation. See "Minimum Distributions" above.



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SPECIAL WITHHOLDING RULES APPLICABLE TO QUALIFIED PLANS AND TSAS

The general rules discussed above in this Part under "General Rules of Federal and State Income Tax Withholding; Information Reporting" apply, with the following addendum.

If the payment is an "eligible rollover distribution" from a qualified plan or a TSA, the recipient generally may not elect out of income tax withholding. All "eligible rollover distributions" are subject to mandatory Federal income tax withholding of 20% unless the employee elects to have the distribution directly rolled over to a qualified plan or Traditional individual retirement arrangement. The following are not eligible rollover distributions subject to mandatory 20% withholding:

o any distribution to the extent that the distribution is a "required minimum distribution" under Section 401(a)(9) of the Code;

o any distribution which is one of a series of substantially equal periodic payments made not less frequently than annually (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary, or (2) for a specified period of 10 years or more;

o certain corrective distributions under Code Sections 401(k), 401(m) and 402(g);

o  loans that are treated as deemed distributions;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants); and

o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order.

If a distribution is made to a plan participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an "eligible rollover distribution," the rules on elective withholding described above in "General Rules of Federal and State Income Tax Withholding; Information Reporting" apply.

In the case of Trusteed Contracts which continue to be owned by the trustee, any required Federal income tax withholding is the responsibility of the plan administrator.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

CERTAIN RULES APPLICABLE TO PLAN LOANS

Qualified plans and TSA loans are subject to Code limits and may also be subject to the limits of the applicable plan. Code requirements apply even if the plan is not subject to ERISA. For example, loans offered by certain qualified plans and TSAs are subject to the following conditions:

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforefeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST Contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed and not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on premature distributions may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for insuring that any loan meets applicable Department of Labor (DOL) requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not Equitable Life, to properly administer any loan made to plan participants.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with



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   EQUI-VEST Processing and all other terms and conditions of the loan.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

CERTAIN  RULES  APPLICABLE  TO PLANS  DESIGNED TO COMPLY WITH SECTION  404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA programs provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its Agents shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

GENERAL DISCUSSION OF IRAS

The term "IRA" may generally refer to all individual retirement arrangements, including individual retirement accounts and individual retirement annuities. In addition to being available in both trusteed or custodial account form or individual annuity form, there are many varieties of IRAs. There are "Traditional IRAs" which are generally funded on a pre-tax basis. There are Roth IRAs, newly available in 1998, which must be funded on an after-tax basis. SEP-IRAs (including SARSEP-IRAs) and SIMPLE-IRAs are issued and funded in connection with employer-sponsored retirement plans. Regardless of the type of IRA, your interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

EQUI-VEST offers several different types of Contracts or Certificates designed to qualify as an "individual retirement annuity" under Section 408(b) of the Code. This prospectus contains the information which the IRS requires to be disclosed to you before you purchase an individual retirement arrangement. This section of Part 9 covers some of the special tax rules that apply to individual retirement arrangements, including (in this order) Traditional IRAs, Roth IRAs, SEP-IRAs and SARSEP-IRAs, and SIMPLE IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.

Further information regarding individual retirement arrangements generally can be found in Internal Revenue Service Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually, and can be obtained from any IRS district office.

There is no limit to the number of IRAs (including Roth IRAs) you may establish or maintain as long as you meet the requirements for establishing and funding the IRA. However, if you maintain multiple IRAs, you may be required to aggregate IRA values or contributions for tax purposes. You should be aware that all types of IRAs are subject to certain restrictions in order to qualify for special treatment under the Federal tax law.

We have received favorable opinion letters from the IRS approving the forms of the individual Contract and group certificates for EQUI-VEST as a Traditional IRA. Such IRS approval is a determination only that the form of the contract or certificate meets the requirements for an individual retirement annuity and does not represent a determination of the merits of the contract or certificate as an investment. Certain state regulatory requirements may apply to vary this form of



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the  Contract or  Certificate.  We have  applied  for an IRS  opinion  letter to approve the form of the EQUI-VEST SIMPLE IRA. The IRS does not yet have a procedure in place for approving the form of Roth IRAs.

CANCELLATION

You can cancel any version of EQUI-VEST IRA Contract issued (Traditional IRA, SEP-IRA, SARSEP-IRA, SIMPLE-IRA, Roth IRA) by following the directions in Part 1 under "10 Day Free Look." For conversions of existing EQUI-VEST Traditional IRA Contracts to EQUI-VEST Roth IRA Contracts, you can cancel the ROTH IRA ENDORSEMENT by following the instructions in the "Request for Full Conversion to an EQUI-VEST Roth IRA" form or the "Request for Partial Conversion to an EQUI-VEST Roth IRA" form. Since there may be adverse tax consequences if a Contract is cancelled (and because we are required to report to the IRS certain distributions from cancelled IRAs), you should consult with a tax adviser before making a decision to cancel your IRA.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES ("TRADITIONAL IRAS")

The following discussion relates to Traditional IRAs. Roth IRAs, SEP-IRAs, SARSEP-IRAs and SIMPLE-IRAs are discussed later in this section.

CONTRIBUTIONS TO TRADITIONAL IRAS

Individuals may make three different types of contributions to establish a Traditional IRA, or as later additions to an existing Traditional IRA: "regular" contributions out of earnings, tax-deferred "rollover" contributions from specified tax-qualified plans, or direct custodian-to-custodian transfers from other Traditional individual retirement arrangements ("direct transfers"). See "Contributions under the Contracts" in Part 6. The immediately following discussion relates to "regular" contributions to Traditional IRAs. Direct transfer and rollover contributions are discussed below under "Transfer and Rollover Contributions to Traditional IRAs."

Regular Contributions to Traditional IRAs

Generally, the sum of an individual's contributions to all of his/her Traditional IRAs and Roth IRAs for a taxable year may not exceed $2,000. This $2,000 annual limit does not apply to rollover or direct transfer contributions into an IRA, nor does it apply to employer contributions to a SIMPLE-IRA, SEP-IRA or SARSEP-IRA. In addition, where an individual earns less than $2,000 in a taxable year, such individual's contributions will be limited to the amount of his/her earnings (rather than $2,000), with the following exception.

Where married individuals file joint income tax returns, their compensation effectively can be aggregated for purposes of determining the permissible amount of regular contributions to Traditional IRAs (and Roth IRAs). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly may be able to contribute up to $4,000 for any taxable year to any combination of Traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Traditional IRAs and vice-versa.) No more than $2,000 can be contributed annually to either spouse's Traditional IRAs or Roth IRAs. Each spouse owns his or her individual retirement arrangements (Traditional IRA and Roth IRA) even if contributions were fully funded by the other spouse.

As long as an individual has earnings as described above of at least the amount of the contribution, there is no maximum income limit which would prevent him or her from making regular contributions of up to $2,000 to a Traditional IRA. (The individual's income may affect the deductibility of the Traditional IRA contribution.)

The amount of Traditional IRA contribution for a tax year that you can deduct depends on whether you are covered by an employer-sponsored, tax-favored retirement plan (including a qualified plan, TSA, SEP-IRA or SIMPLE IRA, but not an EDC plan).

In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

Regardless of adjusted gross income (AGI), if you are not covered by a retirement plan you may make a deductible contribution to a Traditional IRA for each tax year (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) up to the lesser of $2,000 or 100% of compensation.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for Traditional IRA contributions phases out with AGI between $30,000 and $40,000 in 1998. This amount will be indexed every year until 2005. If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for Traditional IRA contributions phases out with AGI between $50,000 and $60,000 in 1998. This amount will be indexed every year until 2007. Married individuals filing separately and living apart at all times are not treated as being married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active



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participant)  is phased  out for  taxpayers  with AGI of  between  $150,000  and
$160,000.

To determine the deductible amount of a Traditional IRA contribution with the phase-out, you determine AGI and subtract $30,000 if you are single, or $50,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for Traditional IRA contributions using the following formula:

                                Maximum           Adjusted
  $10,000 - Excess AGI    x   Permissible   =      Dollar
  --------------------
        $10,000                  Dollar           Deduction
                               Deduction            Limit

Nondeductible Traditional IRA Contributions

An individual not eligible to deduct part or all of the Traditional IRA contribution may still make nondeductible contributions to Traditional IRAs on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions to the individual's Traditional IRAs and Roth IRAs (or the nonworking spouse's Traditional IRAs and Roth IRAs) may not, however, together exceed the maximum $2,000 per person limit. See "Excess Contributions." INDIVIDUALS MUST KEEP THEIR OWN RECORDS OF DEDUCTIBLE AND NONDEDUCTIBLE CONTRIBUTIONS TO TRADITIONAL IRAS IN ORDER TO PREVENT DOUBLE TAXATION ON THE DISTRIBUTION OF PREVIOUSLY TAXED AMOUNTS. SEE "WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS -- NONDEDUCTIBLE CONTRIBUTIONS."

An individual making nondeductible contributions in any taxable year, or receiving amounts from any Traditional IRA to which he or she has made non-deductible contributions, must file the required information with the IRS. Moreover, individuals making nondeductible Traditional IRA contributions must retain all income tax returns and records pertaining to such contributions until interests in such IRAs are fully distributed.

Contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). Thus, for calendar year taxpayers, contributions to a Traditional IRA for a tax year may be made through April 15 of the next tax year.

No contributions to a Traditional IRA are allowed for the tax year in which an individual attains age 70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal Traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2.

Transfer and Rollover Contributions to
Traditional IRAs

Rollover contributions may be made to a Traditional IRA from these sources: (i) qualified plans under Section 401 of the Code, (ii) TSAs under Section 403(b) of the Code (including 403(b)(7) custodial accounts) and (iii) other Traditional individual retirement arrangements. In 1998, we do not accept rollover contributions from SIMPLE-IRAs. Direct transfer contributions may be made to a Traditional IRA only from another Traditional IRA (including for this purpose a SEP-IRA or SARSEP-IRA, but not a SIMPLE IRA or Roth IRA).

The difference between a rollover and a direct transfer is that in a rollover the individual actually receives the funds rolled over, or is treated as receiving them in the case of a change from one type of plan to another. In a direct transfer, the individual never takes possession of the funds, but directs the first IRA custodian, trustee or issuer to transfer funds directly to Equitable, as the IRA issuer. Direct transfers can only be made between identical plan types (for example, Traditional IRA to Traditional IRA or Roth IRA to Roth IRA). Rollovers may also be made between identical plan types.
Although the economic effect of a Traditional IRA to Traditional IRA rollover and a Traditional IRA to Traditional IRA direct transfer are the same -- both can be accomplished on a completely tax-free basis -- Traditional IRA to Traditional IRA rollovers are limited to once every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollovers and can be made more frequently than once a year.

A rollover contribution is made to the Contract either as a "direct rollover" of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the Traditional individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another Traditional individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received.

Generally, the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax free to a Traditional IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more. The distribution from a qualified plan or TSA generally will be all taxable unless you have made nondeductible employee contributions to the plan or TSA. After-tax contributions to plans cannot be rolled over. Your plan fiduciary should give you information as to what amounts are eligible to be rolled over.

Tax-free direct rollovers are also available to the surviving spouse beneficiary of a deceased individual, or



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a spousal alternate payee of a qualified  domestic relations order applicable to a qualified plan or TSA. A nonspouse beneficiary cannot roll over qualified plan or TSA benefits. In some cases, IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

CONDUIT IRAS. In certain limited circumstances, a Traditional IRA can serve as a "conduit IRA." To get this "conduit" IRA treatment, the source of funds used to establish the Traditional IRA must be a rollover contribution from the qualified plan and the entire amount received from the Traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If the source of the funds originally rolled over into a Traditional IRA is from a qualified plan or TSA and no other funds are commingled with this IRA, amounts can be rolled out of the IRA in the future to another qualified plan or TSA that accepts such contributions. The conduit IRA will no longer qualify as such if you mix regular Traditional IRA contributions or contribute funds from other sources with the rollover distribution from the qualified plan or TSA. You cannot roll over amounts that were originally in a qualified plan through a conduit IRA to a TSA and vice-versa. We offer a separate Traditional IRA contract subject to separate charges, designed to serve as a "conduit" IRA for this purpose (QP IRA Contract).

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO LIMITATIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Traditional IRA at any time; you do not need to wait for a special event like retirement. However, for the tax consequences of withdrawals from Traditional IRAs, see the discussion on "Taxable Distributions from Traditional IRAs," and "Penalty Tax on Premature Distributions" below.

TAXABLE DISTRIBUTIONS FROM TRADITIONAL IRAS. Amounts paid from Traditional IRAs are not subject to Federal income tax until benefits are distributed to the individual owner or beneficiary. Distributions include withdrawals from your Contract, surrender of your Contract and annuity payments from your Contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, payments from Traditional IRAs are includable in gross income as ordinary income. Distributions made before age 59 1/2 may be subject to an additional 10% Federal income tax penalty. (See "Penalty Tax on Premature Distributions" below.)

Distributions from a Traditional IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

TAXATION OF DEATH BENEFIT. Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

NONDEDUCTIBLE CONTRIBUTIONS. If you have ever made nondeductible IRA contributions to any Traditional individual retirement arrangement (whether or not this particular Traditional IRA), you may be able to recover a portion of any Traditional IRA distribution tax free. You must keep records of all such nondeductible contributions. At the end of any tax year in which you receive a distribution from any Traditional IRA, you determine the ratio of the total nondeductible Traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all Traditional IRAs held by you at the end of the tax year plus all Traditional IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from Traditional IRAs during that tax year to determine the nontaxable portion of each distribution.

NONTAXABLE TRANSACTIONS -- TRADITIONAL IRAS. A distribution from a Traditional IRA (other than a required minimum distribution discussed below) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions"; (2) the entire amount received is rolled over to another individual retirement arrangement; (3) if an amount is directly transferred at the Owner's direction to another Traditional IRA; (see "Contributions to Traditional IRAs -- Transfer and Rollover Contributions to Traditional IRAs") or (4) in certain limited circumstances, where the Traditional IRA acts as a "conduit IRA" the entire amount is paid into a qualified plan or TSA that accepts such contributions. See "Conduit IRAs" above.

REQUIRED MINIMUM DISTRIBUTIONS AFTER AGE 70 1/2

Distributions during Life

The minimum distribution rules require Traditional IRA owners to start taking annual distributions with respect to their IRAs beginning at age 70 1/2. The distribution requirements are designed to provide for distribution of Traditional IRAs over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum



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distribution  during the  calendar  year he or she turns age 70 1/2, or to delay taking it until the three-month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year -- the delayed one for the first year and the
one   actually   for  that  year   (which  may  be  combined   and   distributed
simultaneously). Once minimum distributions begin, they must be made at some time every year.

There are two general ways to take minimum distributions -- "account based" or "annuity based" -- and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account-based minimum distribution method may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. Generally, the required minimum distribution for each year for an account-based method is computed by dividing the Traditional IRA account balance as of the close of business on December 31 of the preceding year by the applicable life expectancy, determined using IRS tables and IRS rules. An annuity-based method involves application of the Annuity Account Value to an annuity over the individual's life or the joint lives of the individual and a designated beneficiary, or over a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one Traditional individual retirement arrangement or other tax-favored retirement plan may be able to choose different distribution options for each arrangement. Your Required Minimum Distribution for any taxable year is calculated by adding together the separate Required Minimum Distribution amounts from each of your Traditional individual retirement arrangements. The IRS, however, does not require that you take out the Required Minimum Distribution from each Traditional individual retirement arrangement that you maintain. As long as the total amount distributed annually for all Traditional IRAs satisfies your overall required minimum distribution requirement for all of your Traditional IRAs, you may choose to take annual required distributions for Traditional IRAs from any one or more Traditional individual retirement arrangements that you maintain.

Distributions after Death

If the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. The IRS has indicated that an exception to this rule may apply if the beneficiary of the Traditional IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the Traditional IRA his or her own" and halt distributions until he or she reaches age 70 1/2.

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Traditional IRA must be completed by December 31 of the fifth year after the owner's death, unless payments to a designated beneficiary begin by December 31 of the year after the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.

If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained age 70 1/2. In the alternative, a surviving spouse may elect to treat the Traditional IRA as his or her own, or roll over the inherited IRA into the surviving spouse's own Traditional IRA, in which case the spouse can delay taking distributions until the spouse attains age 70 1/2. Under Series 300 and 400 Contracts, if you elect to have your spouse be the sole primary beneficiary and to be the Successor Annuitant and Contract Owner, then your surviving spouse automatically becomes both the successor Contract Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your Traditional IRA. See "Tax Penalty for Insufficient Distributions" below.

It is the Owner's responsibility to see that the minimum distributions are made with respect to a Traditional IRA Contract. We do not make distributions from a Contract before the maturity date unless a request has been made. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another Traditional IRA that you



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


maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

PROHIBITED TRANSACTIONS. An IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the IRA Contract as of the first day of that tax year. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Premature Distributions" below.

EXCESS CONTRIBUTIONS. Excess contributions to an IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" IRA contributions, contributions to all Traditional IRAs and Roth IRAs in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution" (without regard to the deductibility or nondeductibility of Traditional IRA contributions under this limit). Also, any "regular" contributions to a Traditional IRA made after you reach age 70 1/2 are excess contributions.

In the case of rollover Traditional IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2).

An excess contribution (rollover or "regular") which is withdrawn before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Premature Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income for the tax year in which the excess contribution from which they arose was made and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the tax year (including extensions), the "regular" contributions may still be withdrawn after that time if the Traditional IRA and Roth IRA contributions for the tax year did not exceed $2,000 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be reduced by recharacterizing them as contributions for later years.

If excess rollover contributions are not withdrawn before the time for filing your Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. Excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax for premature distributions.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. The taxable portion of distributions from a Traditional IRA made before you reach age 59 1/2 will be subject to an additional 10% Federal income tax penalty unless one of the following exceptions applies. There are exceptions for:

o  Your death,

o  Your disability,

o  Distributions used to pay certain extraordinary medical expenses,

o Distributions used to pay medical insurance premiums for certain unemployed individuals,

o Substantially equal payments made at least annually over your life (or your life expectancy), or over the lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method,

o Distributions used to pay specified higher education expenses as defined in the Code, and

o  "Qualified first-time homebuyer distributions" as defined in the Code.

TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS. As indicated above in the discussion on "Required Minimum Distributions after Age 70 1/2," failure to make required distributions may cause the disqualification of the Traditional IRA. Disqualification may result in current taxation of the entire benefit. In addition, a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

It is the owner's responsibility in a Traditional IRA to see that the minimum distributions are made with respect to a Contract. We do not automatically make distributions from a Contract before the maturity date unless a request has been made. We will notify you when our records show that your age 70 1/2 is approaching. In the case of a Traditional IRA Contract, if you do not select a method, we will assume you are taking your minimum distribution from another Traditional IRA that you maintain. You should consult with your tax



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


adviser concerning these rules and their proper application to your situation.

ILLUSTRATION OF GUARANTEED RATES

The following two tables which the IRS requires us to furnish to prospective IRA Contract Owners illustrate guaranteed rates for contributions assumed to be allocated entirely to the Guaranteed Interest Account under Series 300 and 400 Contracts. Table I illustrates a $1,000 contribution made annually on the Contract Date and on each subsequent anniversary, assuming no withdrawals or transfers were made from the Contract. Table II assumes a single initial contribution of $1,000, with no further contributions, withdrawals or transfers. The 3% guaranteed rate is the minimum guaranteed interest rate in the Contract.

As explained in "Part 8: Deductions and Charges," the values shown assume the contingent withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each Contract Year in which the Annuity Account Value is less than $20,000.

To find the appropriate value for the end of the Contract Year at any attained age, subtract the issue age (age nearest birthday) from the attained age and enter the table at the corresponding year. Years that correspond to an attained age in excess of 70 should be ignored, unless the Contract is a Roth IRA.

The information shown in the tables should be considered in light of your present age and (with respect to Table I) your ability to contribute $1,000 annually. Any change in the amounts contributed annually, or in the amount of the single contribution, would, of course, change the results shown.

                           TABLE I
                 ANNUITY ACCOUNT VALUES AND
                         CASH VALUES

        (Assuming $1,000 Contributions Made Annually at the Beginning of the Contract Year)

-------------------------------------------------------------

                    3% MINIMUM GUARANTEE
-------------------------------------------------------------

                          ANNUITY
      CONTRACT            ACCOUNT               CASH
      YEAR END             VALUE               VALUE
-------------------------------------------------------------

          1          $    1,009.40       $      954.89
          2               2,039.68            1,929.54
          3               3,100.87            2,933.43
          4               4,193.90            3,967.43
          5               5,319.72            5,032.45
          6               6,479.31            6,129.42
          7               7,673.69            7,313.69
          8               8,903.90            8,543.90
          9              10,171.01            9,811.01
         10              11,476.14           11,116.14
         11              12,820.43           12,460.43
         12              14,205.04           13,845.04
         13              15,631.19           15,271.19
         14              17,100.13           16,740.13
         15              18,613.13           18,253.13
         16              20,201.53           19,841.53
         17              21,837.57           21,477.57
         18              23,522.70           23,162.70
         19              25,258.38           24,898.38
         20              27,046.13           26,686.13
         21              28,887.52           28,527.52
         22              30,784.14           30,424.14
         23              32,737.67           32,377.67
         24              34,749.80           34,389.80
         25              36,822.29           36,462.29
         26              38,956.96           38,596.96
         27              41,155.67           40,795.67
         28              43,420.34           43,060.34
         29              45,752.95           45,392.95
         30              48,155.53           47,795.53
         31              50,630.20           50,270.20
         32              53,179.11           52,819.11
         33              55,804.48           55,444.48
         34              58,508.61           58,148.61
         35              61,293.87           60,933.87
         36              64,162.69           63,802.69
         37              67,117.57           66,757.57
         38              70,161.10           69,801.10
         39              73,295.93           72,935.93
         40              76,524.81           76,164.81
         41              79,850.55           79,490.55
         42              83,276.07           82,916.07
         43              86,804.35           86,444.35
         44              90,438.48           90,078.48
         45              94,181.64           93,821.64
         46              98,037.08           97,677.08
         47             102,008.20          101,648.20
         48             106,098.44          105,738.44
         49             110,311.40          109,951.40
         50             114,650.74          114,290.74
-------------------------------------------------------------

                           TABLE II
                  ANNUITY ACCOUNT VALUES AND
                         CASH VALUES

        (Assuming a Single Contribution of $1,000 and
                   No Further Contribution)

-------------------------------------------------------------

                    3% MINIMUM GUARANTEE
-------------------------------------------------------------

                          ANNUITY
      CONTRACT            ACCOUNT               CASH
      YEAR END             VALUE               VALUE
-------------------------------------------------------------


          1              $1,009.40         $    954.89
          2               1,018.89              963.87
          3               1,019.46              964.40
          4               1,020.04              964.96
          5               1,020.64              965.53
          6               1,021.26              966.11
          7               1,021.90            1,021.90
          8               1,022.55            1,022.55
          9               1,023.23            1,023.23
         10               1,023.93            1,023.93
         11               1,024.65            1,024.65
         12               1,025.38            1,025.38
         13               1,026.15            1,026.15
         14               1,026.93            1,026.93
         15               1,027.74            1,027.74
         16               1,028.57            1,028.57
         17               1,029.43            1,029.43
         18               1,030.31            1,030.31
         19               1,031.22            1,031.22
         20               1,032.16            1,032.16
         21               1,033.12            1,033.12
         22               1,034.11            1,034.11
         23               1,035.14            1,035.14
         24               1,036.19            1,036.19
         25               1,037.28            1,037.28
         26               1,038.40            1,038.40
         27               1,039.55            1,039.55
         28               1,040.73            1,040.73
         29               1,041.96            1,041.96
         30               1,043.22            1,043.22
         31               1,044.51            1,044.51
         32               1,045.85            1,045.85
         33               1,047.22            1,047.22
         34               1,048.64            1,048.64
         35               1,050.10            1,050.10
         36               1,051.60            1,051.60
         37               1,053.15            1,053.15
         38               1,054.74            1,054.74
         39               1,056.39            1,056.39
         40               1,058.08            1,058.08
         41               1,059.82            1,059.82
         42               1,061.61            1,061.61
         43               1,063.46            1,063.46
         44               1,065.37            1,065.37
         45               1,067.33            1,067.33
         46               1,069.35            1,069.35
         47               1,071.43            1,071.43
         48               1,073.57            1,073.57
         49               1,075.78            1,075.78
         50               1,078.05            1,078.05
-------------------------------------------------------------

ROTH IRAS
(ROTH INDIVIDUAL RETIREMENT ANNUITIES)

The EQUI-VEST Roth IRA is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Code. As with the Traditional IRA, your interest in the Roth IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

This section of the prospectus contains our understanding of the special tax rules that apply to Roth IRAs. Some of the rules are the same as those that apply to Traditional IRAs and some are different.

Roth IRAs must be funded on an after-tax basis. There is no limit to the number of IRAs (including Roth IRAs) you may establish or maintain as long as you meet the requirements for establishing and funding the IRA. However, if you maintain multiple IRAs you may be required to aggregate IRA values or contributions for tax purposes. You should be aware that all types of IRAs are subject to certain restrictions in order to qualify for special treatment under the Federal tax law.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to purchase a Roth IRA, or as later additions to an existing Roth IRA: "regular" after-tax contributions out of earnings, taxable "rollover" contributions from Traditional IRAs ("conversion" contributions), tax-free rollover contributions from other Roth IRAs, or tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers"). The immediately following discussion relates to "regular" Roth IRA contributions. Direct transfer and rollover contributions are discussed below under " Rollovers and Direct Transfers."

Regular Contributions to Roth IRAs

Generally, the sum of an individual's contributions to all of his/her Traditional IRAs and Roth IRAs for a taxable year may not exceed $2,000. This $2,000 annual limit does not apply to rollover or direct transfer contributions into a Traditional or Roth IRA, nor does it apply to employer contributions to a SIMPLE-IRA, SEP-IRA or SARSEP-IRA. In addition, where an individual earns less than $2,000 in a taxable year, such individual's contributions will be limited to the amount of his/her earnings (rather than $2,000), with the following exception.

Where married individuals file joint income tax returns, their compensation effectively can be aggregated for purposes of determining the permissible amount of regular contributions to Traditional IRAs (and Roth IRAs). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly may be able to contribute up to $4,000 for any taxable year to any combination of Traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Traditional IRAs and vice versa.) No more than $2,000 can be contributed annually to either spouse's Traditional IRAs or Roth IRAs. Each spouse owns his or her individual retirement arrangements (Traditional IRA and Roth IRA) even if contributions were fully funded by the other spouse.

ROTH IRA CONTRIBUTIONS CANNOT BE MADE AT ALL FOR ANY YEAR WHERE AN INDIVIDUAL'S FEDERAL INCOME TAX FILING STATUS IS "MARRIED FILING JOINTLY" AND ADJUSTED GROSS INCOME IS OVER $160,000, OR FILING STATUS IS SINGLE WITH ADJUSTED GROSS INCOME OVER $110,000.

Roth IRA contributions may be made in reduced amounts for married individuals filing jointly with adjusted gross income between $150,000 and $160,000 and single taxpayers with adjusted gross income between $95,000 and $110,000. A married individual filing separately with adjusted gross income of more than $10,000 cannot make a regular Roth IRA contribution; and the amount of the permissible contribution is phased out for married individuals filing separately with adjusted gross income of between $0 and $10,000. For the potential effects of violating these rules, see discussion of "Excess Contributions" below.

Contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). In contrast to Traditional IRAs, regular contributions to Roth IRAs are allowed for the tax year in which an individual attains age 70 1/2 or any tax year after that.

Roth IRA contributions are not tax deductible.

Rollovers and Direct Transfers

Rollover contributions may be made to a Roth IRA from only two sources: (i) another Roth IRA, or (ii) a Traditional IRA in a "conversion" rollover. No contribution may be made to a Roth IRA from a qualified plan under Section 401(a) of the Code, or a tax-sheltered arrangement under Section 403(b) of the Code. Currently, we also do not accept rollover contributions, from SIMPLE-IRAs. The rollover must be made within 60 days of the date the proceeds from the other Roth IRA or the Traditional IRA were received.

Direct transfer contributions may be made to a Roth IRA only from another Roth IRA. The difference between a rollover and a direct transfer is that in a rollover the individual actually receives the funds rolled over, or constructively receives them in the case of a change from one type of plan to another. In a direct transfer, the individual never takes possession of the funds, but directs the first Roth IRA custodian, trustee or issuer to transfer funds directly to Equitable, as the Roth IRA issuer. Direct transfers can only be made between identical plan types (for example, Roth IRA to



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


Roth IRA); rollovers may be made between identical plan types but must be made between different plan types (for example, Traditional IRA to Roth IRA). Although the economic effect of a Roth IRA to Roth IRA rollover and a Roth IRA to Roth IRA direct transfer are the same -- both can be accomplished on a completely tax-free basis -- Roth IRA to Roth IRA rollovers are limited to once every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollovers and can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. Also, in some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Conversion Rollover Contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Traditional IRA you maintain and roll it over to a Roth IRA within 60 days after you receive (or are deemed to receive) the Traditional IRA proceeds. Unlike a rollover from a Traditional IRA to another Traditional IRA, the conversion rollover transaction involving a Roth IRA is not tax exempt; the distribution from the Traditional IRA is generally fully taxable. (If you have ever made nondeductible regular contributions to any Traditional IRA -- whether or not it is the Traditional IRA you are converting -- a pro rata portion of the distribution is tax exempt.) For this reason, Equitable is required to withhold 10% Federal income tax from the amount converted unless you elect out of such withholding. See "Roth IRA Federal and State Income Tax Withholding and Information Reporting" below.

However, even if you are under age 59 1/2, there is no premature distribution penalty on the Traditional IRA withdrawal. Also, a special rule applies to Traditional IRA funds converted to a Roth IRA in calendar year 1998 only. For 1998 Roth IRA conversion transactions, you include the gross income from the Traditional IRA conversion ratably over the four-year period 1998-2001. See discussion of pre-age 59 1/2 withdrawal penalty and the special penalties that could apply to premature withdrawals of converted funds under "Penalty Tax on Premature Distributions" below.

YOU CANNOT MAKE CONVERSION ROLLOVER CONTRIBUTIONS TO A ROTH IRA FOR ANY TAXABLE YEAR IN WHICH YOUR ADJUSTED GROSS INCOME EXCEEDS $100,000 REGARDLESS OF YOUR FEDERAL INCOME TAX FILING STATUS. (For this purpose, adjusted gross income is computed without the gross income stemming from the Traditional IRA conversion.) Even if your adjusted gross income is $100,000 or less, you also cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your Federal income tax filing status is "married filing separately."

Finally, you cannot make conversion rollover contributions to a Roth IRA to the extent that the funds in the Traditional IRA are subject to the annual required minimum distribution rule applicable to Traditional IRAs beginning at age 70 1/2. For the potential effects of violating these rules, see discussion of "Excess Contributions" below.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement. However, these withdrawals may be subject to a contingent withdrawal (surrender) charge as stated in your Contract. Also, the withdrawal may be taxable to an extent and, even if not taxable, may be subject to penalty in certain circumstances. See the discussion below under "Distributions from Roth IRAs" and "Penalty Tax on Premature Distributions."

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Contract, surrender of your Contract and annuity payments from your Contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

(1) Rollovers from a Roth IRA to another Roth IRA.

(2) Direct transfers from a Roth IRA to another Roth IRA (see "Rollovers and Direct Transfers" under "Contributions to Roth IRAs" above).

(3) "Qualified Distributions" from Roth IRAs. (See "Qualified Distributions from Roth IRAs" below).

(4) Return of excess contributions (see "Excess Contributions" below).

Qualified Distributions from Roth IRAs

Distributions from Roth IRAs made because of one of four qualifying events or reasons are not includable in income, provided a specified five-year holding or aging period is met. The qualifying events or reasons are the owner's attainment of age 59 1/2, the owner's death, the owner's disability, or a "qualified first-time homebuyer distribution" (as defined in the Code). Qualified first-time homebuyer distributions are limited to $10,000 lifetime in the aggregate from all Roth and Traditional IRAs of the taxpayer.

Five-Year Holding or Aging Period

The  applicable  five-year  holding  or  aging  period  depends  on the  type of contribution made to the Roth IRA. For Roth IRAs funded by regular contributions, or rollover or direct transfer contributions which are not directly or indirectly attributable to converted Traditional IRAs, any distribution made after the five-taxable-year period beginning with the first taxable year for which the individual made a regular contribution to any Roth IRA (whether or not the one from which the distribution is being made) meets the five-year holding or aging period.

For Roth IRAs funded directly or indirectly by converted Traditional IRAs, the applicable five-year holding period begins with the year of the conversion transaction.

Although there is currently no statutory prohibition against commingling regular contributions and conversion rollover contributions in any Roth IRA, or against commingling conversion rollover contributions made in more than one taxable year to Roth IRAs, the IRS strongly encourages individuals to maintain separate Roth IRAs for regular contributions and conversion rollover contributions. It also strongly encourages individuals to differentiate Roth conversion IRAs by conversion year. Under pending legislation which could be enacted with a retroactive effective date, aggregation of Roth IRAs by conversion year may be required. In the case of a Roth IRA which contains conversion rollover contributions and regular contributions, or conversion rollover contributions from more than one year, the five-year holding period would be reset to begin with the most recent taxable year for which a conversion contribution is made.

Non-Qualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are any distributions which do not meet the qualifying event and five-year holding or aging period tests described above and are potentially taxable as ordinary income. Traditional IRA distributions are fully taxable unless the individual has made nondeductible contributions to any of his/her Traditional IRAs. In contrast, non-qualified distributions from Roth IRAs receive return-of-investment-first treatment. That is, there is tax only on the difference between the amount of the distribution and the amount of Roth IRA contributions. In this calculation, Roth IRA contributions are reduced by the amount of any Roth IRA distributions previously recovered tax free. Also, if you maintain multiple Roth IRAs, you may be required to aggregate Roth IRA distributions and contributions for tax calculations.

Like Traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Although the IRS has not yet issued complete guidance on all aspects of Roth IRAs, it appears that individuals will be required to keep their own records of regular and conversion rollover contributions to all Roth IRAs in order to assure appropriate taxation. An individual making contributions to a Roth IRA in any taxable year, or receiving amounts from any Roth IRA, may be required to file the information with the IRS and retain all income tax returns and records pertaining to such contributions until interests in Roth IRAs are fully distributed.

Required Minimum Distributions at Death

If you die before annuitization or before the entire amount of the Roth IRA has been distributed to you, distributions of your entire interest under the Roth IRA must be completed by December 31 of the fifth year after your death, unless payments to a designated beneficiary begin by December 31 of the year after your death and are made over the beneficiary's life or over a period which does not extend beyond the beneficiary's life expectancy. If your surviving spouse is the designated beneficiary, no distributions are required until after the surviving spouse's death.

Taxation of Death Benefit

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

Federal and State Income Tax Withholding from Roth IRA; Information Reporting

The general rules discussed above in this Part under "General Rules of Federal and State Income Tax Withholding; Information Reporting" apply, with the following addendum applicable to Roth IRAs.

Equitable Life is required to withhold Federal income tax on payments from annuity contracts which may be included in gross income. For this reason we are generally required to withhold on conversion rollovers of Traditional IRAs to Roth IRAs, as the deemed withdrawal from the Traditional IRA is taxable.

Generally, no withholding is required on distributions which are not taxable (for example, a direct transfer from one Roth IRA to another Roth IRA you own). In the case of distributions from a Roth IRA, we may not be able to calculate the portion of the distribution (if any) subject to tax. We may be required to withhold on the gross amount of the distribution unless you elect out of withholding as described in "General Rules of Federal and State Income Tax Withholding; Information Reporting." This may result in tax being withheld even though the Roth IRA distribution is not taxable in whole or in part. If we withhold income tax, any income tax withheld is a credit against your income tax liability. Distributions from Roth IRAs are reported to the IRS on Form 1099-R. We also make annual reports to the IRS on Form 5498 as to any regular or rollover contributions received. You will get a copy of any of the information furnished to the IRS.

PROHIBITED TRANSACTIONS

The general rules discussed above in this Part of the prospectus under "Traditional IRAs -- Prohibited Transactions" apply.

EXCESS CONTRIBUTIONS

Excess contributions to a Roth IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" Roth IRA contributions, any contributions in excess of the amount permitted is an "excess contribution." (As discussed above under "Contributions to Roth IRAs -- Regular Contributions to Roth IRAs," the amount permitted may be zero for persons over adjusted gross income limits, and is generally $2,000 -- or earnings if less -- reduced by regular contributions made to Traditional IRAs.) In the case of rollover Roth IRA contributions, "excess contributions" are amounts which are not eligible to be rolled over (for example, conversion rollovers from a Traditional IRA for individuals with adjusted gross income in excess of $100,000 in the conversion year).

There is some uncertainty under current law regarding the adjustment of excess contributions to Roth IRAs. The rules applicable to Traditional IRAs, which may apply, provide that an excess contribution ("regular" or rollover) which is withdrawn before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Premature Distributions"), provided any earnings attributable to the excess contribution are also withdrawn. The withdrawn earnings on the excess contribution, however, could be includable in the individual's gross income for the tax year in which the excess contribution from which they arose was made and could be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the tax year (including extensions), the "regular" contributions may still be withdrawn after that time if the Roth IRA contribution for the tax year did not exceed $2,000 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax.

Pending legislation, if enacted, would provide that a taxpayer has up until the due date of the Federal income tax return for a tax year (including extensions) to correct an excess contribution to a Roth IRA by doing a trustee-to-trustee transfer to a Traditional IRA of the excess contribution and the applicable earnings, as long as no deduction is taken for the contribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The  general  rules  discussed  above  in  this  Part  of the  prospectus  under
"Traditional IRAs -- Penalty Tax on Premature Distributions" generally also apply to Roth IRAs. That is, the taxable portion of distributions from a Roth IRA made before you reach age 59 1/2 will be subject to an additional 10% Federal income tax penalty unless one of the listed exceptions applies. For Roth IRA distributions, the penalty exception for "qualified first-time homebuyer distributions" as defined in the Code could apply, for example, if you have not met the five-year holding or aging period for the distribution to be completely tax free.

Under pending legislation, if amounts converted from a Traditional IRA to a Roth IRA are withdrawn in the five-year period beginning with the year of conversion, to the extent attributable to amounts that were includable in income due to the conversion transaction, the amount withdrawn from the Roth IRA would be subject to the 10% early withdrawal penalty, even if the amount withdrawn from the Roth IRA is not includable in income because of the recovery-of-investment first rule. However, if the recipient is eligible for one of the penalty exceptions listed above (e.g., being age 59 1/2 or older) no penalty will apply.

Such pending legislation also provides that an additional 10% penalty applies, apparently without exception, to withdrawals allocable to 1998 conversion transactions before the five-year exclusion date, in order to recapture the benefit of the prorated inclusion of Traditional IRA conversion income over the four-year period. See "Contributions to Roth IRAs -- Conversion Rollover Contributions to Roth IRAs." It is not known whether this legislation will be enacted in its current form, but it could be retroactive to January 1, 1998.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a SEP plan for its employees and can make contributions to a Contract for each eligible employee. A SEP IRA Contract is a form of Traditional IRA Contract, owned by the employee-Annuitant and most of the rules applicable to Traditional IRAs discussed above apply. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified Plans General; Contributions" apply. Due to statutory limits, in 1998 an employer can annually contribute an amount for an employee up to the lesser of $24,000 or 15% of the employee's compensation, determined without taking into account the employer's contribution to the SEP. This $24,000 maximum, based on the 1998 statutory compensation limit of $160,000, may be adjusted for cost-of-living changes in future years. Under our current practice, regular Traditional IRA contributions by the employee may not be made under a SEP IRA Contract and are put into a separate Traditional IRA Contract.

Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees for 1997 and later years. SARSEP plans are subject to a number of special rules, some of which are discussed in the SAI.

SEP plans are available under EQUI-VEST Series 300 in most states. EQUI-VEST SEP Series 200 are available in states where the 300 Series is not available.

SIMPLE IRAS (SAVINGS INCENTIVE
MATCH PLANS)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees. It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.


The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.


An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation, and employee or employer contributions.


Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not Traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $6,000 in 1998. The $6,000 elective deferral limit may be indexed for cost-of-living adjustments in future years.

Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Effective for taxable years beginning in 1997, employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

Tax Treatment of SIMPLE IRAs

Unless specifically otherwise mentioned, for example, regarding differences in funding and potential penalty tax on distributions, the rules discussed above under "Traditional IRAs" also apply to SIMPLE IRAs.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own Traditional IRA.

As with Traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to some rules under ERISA. See the rules under "ERISA Matters" above.

Amounts withdrawn from a SIMPLE IRA can be rolled over to another SIMPLE IRA, or to a Traditional IRA. In 1998, no rollovers are permitted from a SIMPLE IRA to a Roth IRA. No rollovers from a SIMPLE IRA to a Traditional IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are subject to a 25% (not 10%) additional Federal income tax penalty. (The exceptions for death, disability, etc. discussed in this Part under "Traditional IRAs -- Penalty Tax on Premature Distributions" apply.)


SIMPLE IRA plans are available under EQUI-VEST Series 400 in most states. EQUI-VEST SIMPLE IRA Series 300 and Series 200 are available in states where Series 400 is not available.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

Employees and independent contractors who perform services for an eligible employer which maintains a plan satisfying the requirements of Section 457 of the Code (EDC Plan) may exclude from Federal gross income certain salary reduction amounts. Employers eligible to maintain EDC Plans are governmental entities such as states, municipalities, and state agencies (GOVERNMENTAL EMPLOYER) or tax-exempt entities (TAX-EXEMPT EMPLOYER). Tax-exempt employers are generally subject to ERISA, and may be required by the provisions of that Act to limit participation in an EDC plan to a select group of management or highly compensated employees.

The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. (Under the Internal Revenue Code, an annuity contract is afforded the same status as a trust, and the contract places the assets out of reach of the employer's creditors.) This requirement currently applies to EDC plans newly established by a governmental employer and must be met by 1999 for governmental employer EDC plans established before August 1996. Regardless of Contract ownership, the EDC plan may permit the employee to choose among various investment options.

Generally, the maximum contribution amount that can be excluded from gross income in any tax year under an EDC plan is 33(1)/3% of the employee's "includable compensation," up to $7,500. This amount may be adjusted for cost-of-living increases in accordance with Section 457 of the Code. In 1998, this amount is $8,000. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan.

In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, separates from service or in the event of an unforeseen emergency. Income or gains on contributions under an EDC plan are subject to Federal income tax when amounts are distributed or made available to the employee or beneficiary. Amounts are not deemed to be "made available" (currently taxable) just because the participant is permitted under the plan to make a one time election to defer commencement of distributions between the time amounts are allowed to be made available and before distributions actually start. Also, de minimis amounts (up to $5,000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.

EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Distributions from Qualified Plans and TSAs -- Minimum Distributions" above. That is, distributions from EDC plans generally must commence no later than April 1st of the calendar year following the calendar year in which the employee attains 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan so provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and will be taxed as the payments are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).

Distributions from an EDC plan may not be rolled over or transferred to an IRA.

Distributions to an EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "General Rules of Federal and State Income Tax Withholding; Information Reporting" above. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from an EDC plan may result in a reduction of an employee's Social Security benefits.

--------------------------------------------------------------------------------
                        PART 10: INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1997 and 1996 and for each of the years in the three-year period ended December 31, 1997 included in Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1997 incorporated by reference in this prospectus, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is incorporated herein by reference. Such consolidated financial statements have been incorporated herein by reference in reliance upon the report of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.




--------------------------------------------------------------------------------
                           PART 11: LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Equitable Life and its affiliates are parties to various legal proceedings, none of which, in our view, are likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Contracts or the Contracts' distribution.

--------------------------------------------------------------------------------
                 APPENDIX I: AN EXAMPLE OF FIXED MATURITY PERIOD
                             MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 1996 to a Fixed Maturity Period with an Expiration Date of June 15, 2005 (i.e., 9 years later) at a Rate to Maturity of 7.00% resulting in a Maturity Amount at the Expiration Date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2000. See "Part 5:
The Fixed Maturity Account" for a description of the market value adjustment.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             ASSUMED
                                                                                 GUARANTEED RATE ON JUNE 15, 2000
                                                                                5.00%                        9.00%
                                                                    -----------------------------------------------------------
As of June 15, 2000 (Before Withdrawal)
--------------------------------------
(1)  Market Adjusted Amount......................................           $  144,048                   $  119,487
(2)  Book Value..................................................              131,080                      131,080
(3)  Market Value Adjustment: (1)-(2)............................               12,968                      (11,593)

On June 15, 2000 (After Withdrawal)
----------------------------------
(4)  Portion of Market Value Adjustment Associated
     with Withdrawal: (3) x [$50,000/(1)]........................           $    4,501                   $   (4,851)
(5)  Reduction in Book Value: [$50,000-(4)]......................               45,499                       54,851
(6)  Book Value: (2)-(5).........................................               85,581                       76,229
(7)  Maturity Amount.............................................              120,032                      106,915
(8)  Revised Market Adjusted Amount..............................               94,048                       69,487
-------------------------------------------------------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

---------------------------------------------------------------------------
                    STATEMENT OF ADDITIONAL INFORMATION
                             TABLE OF CONTENTS
---------------------------------------------------------------------------
                                                                  PAGE
---------------------------------------------------------------------------
   Part   1:      Additional Loan Provisions                        2
---------------------------------------------------------------------------
   Part   2:      Tax Rules: Special Aspects                        3
---------------------------------------------------------------------------
   Part   3:      Required Minimum Distributions Option             4
---------------------------------------------------------------------------
   Part   4:      Accumulation Unit Values                          5
---------------------------------------------------------------------------
   Part   5:      Calculation of Annuity Payments                   5
---------------------------------------------------------------------------
   Part   6:      The Reorganization                                6
---------------------------------------------------------------------------
   Part   7:      Alliance Money Market Fund Yield Information      7
---------------------------------------------------------------------------
   Part   8:      Other Yield Information                           7
---------------------------------------------------------------------------
   Part   9:      Distribution                                      8
---------------------------------------------------------------------------
   Part 10:       Key Factors in Retirement Planning                8
---------------------------------------------------------------------------
   Part  11:      Long-Term Market Trends                          12
---------------------------------------------------------------------------
   Part  12:      Custodian and Independent Accountants            14
---------------------------------------------------------------------------
   Part  13:      Financial Statements                             14
---------------------------------------------------------------------------




         HOW TO OBTAIN THE EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION




     Call 1-800-628-6673 or send this request form to:
-------------------------------------------------------------
         EQUI-VEST

         Administration Office
         The Equitable
         P.O. Box 2996
         New York, NY  10116-2996
-------------------------------------------------------------



Please send me a Statement of Additional Information dated May 1, 1998



--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                              State             Zip

--------------------------------------------------------------------------------

                                  EQUI-VEST(R)
                          PERSONAL RETIREMENT PROGRAMS
                                       AND

                     EMPLOYER-SPONSORED RETIREMENT PROGRAMS
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1998


                                -----------------

                  VARIABLE ANNUITY CONTRACTS FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A

-------------------------------------------------------------------------------------------------------------------------------
                                                      INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
                                       INVESTMENT FUNDS                                           OTHER INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------------

o Alliance Money Market         o Alliance Small Cap Growth    o EQ/ Putnam Balanced           o Guaranteed Interest Account
o Alliance Intermediate         o  Alliance Conservative       o MFS Research                  o Fixed Maturity Account:
  Government Securities            Investors                   o MFS Emerging Growth Companies   A choice of ten Fixed
o Alliance High Yield           o  Alliance Balanced           o Morgan Stanley Emerging         Maturity Periods with
o Alliance Quality Bond         o  Alliance Growth Investors     Markets Equity                  expiration dates 1999
o Alliance Growth & Income      o T. Rowe Price International  o Warburg Pincus Small Company    through 2008
o Alliance Equity Index           Stock                          Value
o Alliance Common Stock         o T. Rowe Price Equity Income  o Merrill Lynch World Strategy
o Alliance Global               o EQ/Putnam Growth & Income    o Merrill Lynch Basic Value
o Alliance International          Value                          Equity
o Alliance Aggressive Stock

-------------------------------------------------------------------------------------------------------------------------------

                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
--------------------------------------------------------------------------------
    Home Office:              1290 Avenue of the Americas, New York, NY 10104
    Processing Office:        The addresses for our Processing Offices are in
                              Part 1 of the prospectus under the heading
                              "Services We Provide."
--------------------------------------------------------------------------------


This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account A prospectus for EQUI-VEST, dated May 1, 1998. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling toll-free, 1-800-628-6673, or by contacting your Equitable Representative.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                           PAGE
--------------------------------------------------------------------------------
  Part    1    Additional Loan Provisions                                     2
--------------------------------------------------------------------------------
  Part    2    Tax Rules: Special Aspects                                     3
--------------------------------------------------------------------------------
  Part    3    Required Minimum Distributions Option                          4
--------------------------------------------------------------------------------
  Part    4    Accumulation Unit Values                                       5
--------------------------------------------------------------------------------
  Part    5    Calculation of Annuity Payments                                5
--------------------------------------------------------------------------------
  Part    6    The Reorganization                                             6
--------------------------------------------------------------------------------
  Part    7    Alliance Money Market Fund Yield Information                   7
--------------------------------------------------------------------------------
  Part    8    Other Yield Information                                        7
--------------------------------------------------------------------------------
  Part    9    Distribution                                                   8
--------------------------------------------------------------------------------
  Part   10    Key Factors in Retirement Planning                             8
--------------------------------------------------------------------------------
  Part   11    Long-Term Market Trends                                       12
--------------------------------------------------------------------------------
  Part   12    Custodian and Independent Accountants                         14
--------------------------------------------------------------------------------
  Part   13    Financial Statements                                          14
--------------------------------------------------------------------------------


    Copyright 1998 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104
                              All rights reserved.
                              ____________________               Cat. No. 127654
                                    888-1149

--------------------------------------------------------------------------------
PART 1 -- ADDITIONAL LOAN PROVISIONS

The EQUI-VEST Corporate Trusteed, non-ERISA, and ERISA TSA Loans have the following features in common:

The term of a TSA or Corporate Trusteed loan is five years unless the loan is used to acquire the Participant's primary residence. Our contract limit for loans used to purchase the Participant's primary residence is 10 years.

The loan term under Corporate Trusteed and TSA Contracts may not extend beyond the earliest of: (1) election and commencement of annuity benefits, (2) the date of termination of the Contract and (3) the date a death benefit is paid.

Payment to us to cover loan interest and to amortize a loan will be due beginning the first day of the third month following the effective date of the loan and quarterly thereafter. All loan payments must be made by check and must be drawn on a bank in the U.S., in U.S. dollars and made payable to Equitable Life. Loan payments received prior to the due date will be credited only on the next payment due date. Any payments we receive will first be applied to interest, with the balance applied to repayment of the loan.

Only one loan is permitted at any one time. At any time after the loan has been issued, a loan may be repaid in full and terminated earlier than scheduled.


Plans subject to ERISA provide that the Participant's spouse must consent in writing to the loan.


On the loan effective date, we will transfer to a loan reserve account an amount equal to the loan plus 10% of the loaned amount for TSA loans and 25% for Corporate Trusteed loans. The additional amount is intended as a reserve to cover the contingencies including unpaid interest and applicable withdrawal charges. Initially, an amount equal to the loan amount will be held in our general account and will earn interest at an effective annual rate of 4% during the loan term (for TSA loans, the interest is at the Loan Reserve Account Rate -- the Loan Interest Rate minus 2% during the loan term), whereas the additional loan reserve, as stated above, will be held in the general account but will earn interest at the Guaranteed Interest Account's current guaranteed interest rate applicable to the contract.

You may specify from which Investment Options the loan and loan reserve are to be deducted when you request the loan. If not specified, we will prorate the amounts withdrawn from the Investment Options based on the amounts in each Investment Option. No partial withdrawals or transfers from the loan reserve account are permitted.

On the first day of the third month following the effective date of the loan and quarterly thereafter (or on the first Business Day thereafter, if such day is not a Business Day), the amount of interest earned at 4% annually (Loan Reserve Account Rate for TSA loans) during the prior quarter will be transferred to the Guaranteed Interest Account. Any loan payment will result in a transfer of the amount of principal repaid from the portion of the loan reserve account that earns 4% interest (Loan Reserve Account Rate for TSA loans) to the Guaranteed Interest Account, and then may be withdrawn (if otherwise permitted) or transferred to one or more Investment Funds.

Upon full repayment of the loan, any amounts remaining in the loan reserve account will be transferred to the Guaranteed Interest Account and may then be withdrawn (if otherwise permitted) or transferred among the Investment Funds.

EQUI-VEST Corporate Trusteed Loans

The EQUI-VEST Corporate Trusteed loan request form is entered into between the Participant and the trustee. Equitable performs services specified in the Agreement on behalf of the trustee. The trustee (or employer, or other plan administrator and not Equitable) is responsible for monitoring compliance with Code and ERISA requirements and the requirements of the particular plan. The trustee will make payments to Equitable.

The trustee of a qualified plan purchasing an EQUI-VEST Corporate Trusteed Contract may set any interest rate for a loan so long as it is not less than 6% nor more than the maximum rate permitted by applicable law. The trustee (Contract Owner) must bill the plan participant (Annuitant) for the difference, if any, between 6% and the rate the trustee charges. Under the terms of the Code and ERISA, if an unreasonably high or low rate of interest is charged for loans, the plan may be disqualified and the amount of the loan may be treated as a taxable distribution. In that case, the trustee would be required to report the "deemed" distribution to the Internal Revenue Service (IRS).

For Corporate Trusteed Contracts, the "loan effective date" means either (1) the first day of the month following the date the loan agreement, properly completed and signed by the plan participant (Annuitant), is approved by the trustee (Contract Owner) and received and accepted by us at our Processing Office, if the loan agreement is received on or before the 15th day of the month, or (2) the first day of the second month following the date the loan agreement, properly completed and signed by the plan participant (Annuitant), is approved by the trustee (Contract Owner) and received and accepted by us at our Processing Office, if the loan agreement is received after the 15th day of the month.

--------------------------------------------------------------------------------
The loan amount is based on the Participant's vested interest in the Plan and the Annuity Account Value of the EQUI-VEST Contract on the loan effective date.

If loan interest (except interest due at the end of the loan term) or required principal repayments are not received at our Processing Office within fifteen days after the due date, or if any loan principal and accrued interest are due at the end of the loan term, the loan is in default. We will make a partial withdrawal from the additional loan reserve account in an amount sufficient to pay the amount due plus any applicable withdrawal charges and any required income tax withholding. Such a withdrawal could result in a penalty tax or the disqualification of your EQUI-VEST Corporate Trusteed Contract or the qualified plan.

The trustee is required to report to the IRS the amount of the default as a deemed taxable distribution which may also be subject to penalty tax.

Non-ERISA TSA Loans

The minimum loan amount is $3,000 and the maximum is $50,000 (less the highest outstanding loan balance in the preceding twelve calendar months less the outstanding balance of all loans from the employer's qualified plan on the date the loan is made). The maximum amount of the loan is 80% of the Annuity Account Value, if the amount of the Annuity Account Value is at least $3,750 but less than $12,500; $10,000 if the amount of the Annuity Account Value is at least $12,500 but less than $20,000; or 50% of the Annuity Account Value if the amount of the Annuity Account Value is $20,000 or more.

ERISA TSA Loans

The minimum loan amount is $1,000; the maximum is 50% of the Annuity Account value, but not more than $50,000. The $50,000 maximum is reduced by the excess of the highest outstanding loan balance in the preceding twelve calendar months, less the outstanding balance of any loans under all the employer's qualified plans on the date the loan is effective.


Equitable will set a reasonable interest rate for plan loans as defined below, unless the plan administrators notify us of their intent to set their own rate. If we set the rate, it will be equal to the Moody's Corporate Bond Yield Averages. With Moody's, we will use the average for Baa bonds for the calendar month ending two months before the date on which the rate is determined.


Non-ERISA and ERISA TSA Loans

The Annuity Account Value is measured on the "Loan Effective Date" which is the first day of the month following the date we approve a properly completed loan request form.

There are a number of rules governing the minimum and maximum that can be requested for a loan. These rules are described on the loan request form. This form should be reviewed carefully prior to requesting a loan.


If a required loan repayment on a TSA Contract is not made, we will treat the amount equal to the interest and principal payment due as a default. We will also deduct a default charge (as described below). We will treat such amount (plus any required income tax withholding) as a "deemed distribution." Such amount will be taxable and also may be subject to a penalty tax.


The default charge on the amount of deemed distribution is equal to the applicable withdrawal charge which would have applied if such amount had been withdrawn from the Contract.

Amounts in default will be in the loan reserve account in suspense until Federal tax rules permit such amounts to be deducted from the TSA Contract to repay your obligation to us.

Currently we default your loan on a missed-payment-by-missed-payment basis, but under proposed Federal regulations, we may be required to default the entire unpaid loan balance and unpaid interest at the time of the default. Under these proposed regulations, we would be required to treat the entire remaining outstanding balance of the loan (including any unpaid interest) as a deemed taxable distribution in the year of the default, which is subject to income tax reporting and early distribution tax penalty. See Part 9 of the prospectus. If your contract is subject to Federal income tax withdrawal restrictions at the time you default, because of the interplay between Federal income tax rules and state insurance law requisites, we may be required to continue to charge interest and credit interest on the unpaid loan balance until such defaulted payment liability can be satisfied by an actual distribution. This may result in additional taxable income to you. Interest credited on amounts in default could result in additional taxable income in the amount of the interest credited and could be subject to a penalty tax. See "Penalty Tax on Early Distributions" and "Distributions from Qualified Plans and TSAs" in Part 9 of the prospectus.

--------------------------------------------------------------------------------
PART 2 -- TAX RULES: SPECIAL ASPECTS

CERTAIN DISTRIBUTIONS FROM TRUSTEED CONTRACTS

In the case of an EQUI-VEST Trusteed Contract, the trustee, as Contract Owner, may transfer ownership of the Contract to the Annuitant in certain circumstances. This transfer constitutes a distribution from a qualified plan. Although the Annuitant will receive a tax information report on the distribution from the plan administrator, this transaction is not a taxable event to the Annuitant until any payments are made under the transferred Contract. The transfer of ownership from

--------------------------------------------------------------------------------
the Trustee to the Annuitant is not an IRA rollover. If they otherwise qualify as "eligible rollover distributions," amounts distributed from the Contract, however, may subsequently be directly rolled over into an individual retirement arrangement or another qualified retirement plan.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEPS)


When an employer establishes a SEP for its employees, contributions for each eligible employee can be made under a Contract issued as a Traditional IRA.

Contributions. Due to statutory limits, in 1998 an employer's contribution to a SEP for an employee, including any salary reduction contributions, cannot exceed the lesser of $24,000 or 15% of the employee's compensation. The employee's compensation is determined without taking into account the employer's contribution to the SEP, and is statutorily limited to $150,000 as adjusted for cost-of-living changes ($160,000 in 1998).

The employer must make a contribution for each employee who has reached age 21 and has worked for the employer during at least three of the preceding five years. Contributions are not required for employees who (1) earn less than $300 as indexed for inflation ($400 in 1998) in a year, (2) are covered by a collective bargaining agreement or (3) are non-resident aliens who receive no earned income from the employer from sources within the United States. Generally, SEP plans are maintained on a calendar year basis.


Employer  contributions must be made under a written program which provides that
(i) withdrawals are permitted, (ii) contributions are made under an allocation formula and (iii) bear a uniform relationship to compensation. Contributions cannot discriminate in favor of highly compensated employees. Contributions to the SEP may take employer-paid Social Security benefits into account, provided the level of integration satisfies the limits contained in the Code.

Except as otherwise indicated in this section, all of the IRA rules discussed in
Part 9 of the prospectus, including those relating to revocation, distributions and penalties for early, minimum and excess distributions, apply to SEPs.

Provided that the plan was established prior to January 1, 1997, employers with 25 or fewer eligible employees for the prior taxable year may allow such employees to make salary reduction contributions to a SEP (SARSEP). SARSEP plans may not be established after 12/31/96. New participants may be added after that date as long as the plan was in effect prior to 1/1/97. SARSEP arrangements can be offered only if at least 50% of the eligible employees elect to participate in the SARSEP. Special nondiscrimination rules apply to highly compensated employees in a SARSEP. The percentage of compensation deferred by any eligible highly compensated employee cannot exceed 125% of the average deferred compensation percentage for all eligible non-highly compensated employees. In addition, rules similar to those applicable to 401(k) programs and salary reduction TSAs apply to require distributions of excess elective deferrals and excess contributions.

PENALTIES FOR EXCESS DEFERRALS


If an individual's aggregate elective deferrals under 401(k) plans, SIMPLE IRAs, SARSEPs and TSAs exceed the permitted elective deferral limit in any taxable year (generally $7,000 as indexed; $10,000 in 1998), the individual will be taxed twice on the excess deferral -- once in the year of the deferral and again when a distribution occurs. If the individual notifies the affected plan or plans and, by April 15 of the following year, receives a distribution of the excess deferral and related income, the excess deferral will only be taxed in the year of deferral. Any related income will be taxed in the year of the distribution. The distribution of the excess deferral plus income is not treated as a withdrawal of restricted funds, is not subject to the 10% penalty tax on early retirement distributions and is not an eligible rollover distribution subject to 20% mandatory Federal income tax withholding. If excess deferrals remain in the plan, the plan may be disqualified.


--------------------------------------------------------------------------------
PART 3 -- REQUIRED MINIMUM DISTRIBUTIONS OPTION


If you elect this feature designed for Annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the Annuity Account Value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make. This does not apply to Roth IRA or NQ Contracts.


You may choose whether the Required Minimum Distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.


If you do not specify a method, IRS regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your Annuity Account Value to an annuity payout.


The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the

--------------------------------------------------------------------------------
Required Minimum Distribution is elected in the year in which the Annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Our Required Minimum Distribution Option should not be elected if the Annuitant continues to work beyond age 70 1/2 and contributions continue to be made into the Contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.


Note that our Required Minimum Distribution Option does not provide for all the flexibility provided by Federal law. For example, Federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint life expectancy method with a beneficiary other than your spouse. See your tax adviser.


--------------------------------------------------------------------------------
PART 4 -- ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. The Accumulation Unit Values for EQUI-VEST may vary. The method of calculating Accumulation Unit Values is set forth below.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is:

     (a/b) - c

     where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by The Hudson River Trust. This share value is after deduction for investment advisory fees and direct expenses of The Hudson River Trust.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily Separate Account asset charge for the expenses of the contracts times the number of calendar days in the Valuation Period, plus any charge for taxes or amounts set aside as a reserve for taxes.

--------------------------------------------------------------------------------
PART 5 -- CALCULATION OF ANNUITY PAYMENTS


The calculation of monthly annuity payments under a Contract takes into account the number of annuity units of each Investment Fund credited under a Contract, their respective annuity unit values, and a Net Investment Factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all Contracts. Annuity unit values will also vary by Investment Fund.


For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor for the Fund reduced for each day in the Valuation Period by:

o .00013366 of the Net Investment Factor for a Contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the Net Investment Factor for a Contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST Contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the Annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the Investment Fund(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due

--------------------------------------------------------------------------------
date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month.

Illustration of Calculation of Annuity Payments

To show how we determine variable annuity payments, assume that the Annuity Account Value for an EQUI-VEST Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected Investment Fund for the Valuation Period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the Contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1995, the annuity payment due in December 1995 would be $95.19 (the number of units (26.74) times $3.56).


The examples below show what the annuity payment would have been for December 31, 1997 for each base rate of net investment return, assuming that $100,000 was applied at the beginning of each period shown, for a female age 75, to purchase a variable Life Annuity with 10 Years Period Certain, with initial payment of $714.56 and $793.28, using assumed base rates of 3.50% and 5.00% respectively:


-------------------------------------------------------------------------------------------------------
                                              ONE         THREE        FIVE        TEN        SINCE
                                BASE RATE     YEAR        YEARS       YEARS       YEARS     INCEPTION
-------------------------------------------------------------------------------------------------------

Alliance                           3.50%    $717.16   $  725.67    $  706.23   $  775.03          --
   Money Market                    5.00%    $787.16   $  773.69    $  731.23   $  747.74          --
Alliance Intermediate              3.50%    $728.38   $  778.12    $  747.57          --   $  813.37
   Government Securities           5.00%    $799.48   $  829.71    $  774.22          --   $  821.10
Alliance                           3.50%    $737.31   $  825.77           --          --   $  734.38
   Quality Bond                    5.00%    $809.28   $  880.52           --          --   $  768.93
Alliance                           3.50%    $798.22   $1,068.47    $1,162.15   $1,458.07          --
   High Yield                      5.00%    $876.13   $1,139.31    $1,203.58   $1,403.77          --
Alliance                           3.50%    $857.86   $1,161.06           --          --   $1,084.51
   Growth & Income                 5.00%    $941.61   $1,238.05           --          --   $1,135.56
Alliance                           3.50%    $873.06   $1,324.64           --          --   $1,286.44
   Equity Index                    5.00%    $958.29   $1,412.48           --          --   $1,355.14
Alliance                           3.50%    $853.22   $1,275.03    $1,414.10   $2,251.30          --
   Common Stock                    5.00%    $936.51   $1,359.81    $1,465.79   $2,179.16          --
Alliance                           3.50%    $777.03   $  961.08    $1,214.09   $1,637.45   $1,396.90
   Global                          5.00%    $852.89   $1,024.81    $1,257.38   $1,576.48   $1,338.13
Alliance                           3.50%    $712.64          --           --          --   $  796.61
   International                   5.00%    $782.22          --           --          --   $  852.61
Alliance                           3.50%    $814.16   $1,190.22    $1,216.25   $2,724.19          --
   Aggressive Stock                5.00%    $893.65   $1,268.54    $1,257.07   $2,610.16          --
Alliance                           3.50%         --          --           --          --   $  780.00
   Small Cap Growth                5.00%         --          --           --          --   $  862.28
Alliance                           3.50%    $767.80   $  883.47    $  852.64          --   $1,014.73
   Conservative Investors          5.00%    $842.75   $  942.04    $  883.04          --   $1,002.28
Alliance                           3.50%    $787.51   $  956.52    $  897.55   $1,409.69          --
   Balanced                        5.00%    $864.38   $1,020.08    $  929.93   $1,363.90          --
Alliance                           3.50%    $803.39   $1,038.49    $1,053.33          --   $1,620.21
   Growth Investors                5.00%    $881.82   $1,107.35    $1,090.89          --   $1,600.34
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PART 6 -- THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies.
Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds of the Separate Account. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the

--------------------------------------------------------------------------------
portfolios of The Equitable Trust, which were issued to these corresponding Investment Funds of the Separate Account. As described in "Part 3: Investment Performance" in the prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these Investment Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Investment Funds of the Separate Account.

--------------------------------------------------------------------------------
PART 7 -- ALLIANCE MONEY MARKET FUND YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Administrative Charge" section in Part 7 of the prospectus. Accumulation Unit Values reflect all other accrued expenses of the Alliance Money Market Fund.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the Alliance Money Market Fund will vary for each contract and the percentage of the aggregate Annuity Account Value allocated to the Alliance Money Market Fund. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 7/365 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of Alliance Money Market Fund Accumulation Units for the EQUI-VEST Series Contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in Accumulation Unit Value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) [superscript: 365/7] - 1. The Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Money Market Fund will fluctuate and not remain constant.

The Alliance Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the Guaranteed Interest Account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

While the Alliance Money Market Fund yields will vary among the different EQUI-VEST Contracts, the same method of calculating Alliance Money Market Fund yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST Contract and are for illustrative purposes only.


The seven-day current yield for the Alliance Money Market Fund was 3.93% for the period ended December 31, 1997. The effective yield for the Alliance Money Market Fund for that period was 4.01%. Because these yields reflect the deduction of Separate Account expenses, including the annual or quarterly administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.


--------------------------------------------------------------------------------
PART 8 -- OTHER YIELD INFORMATION

Thirty-day yields may vary according to the series of your EQUI-VEST Contract, although the same method of calculating Fund yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any series of EQUI-VEST Contract.

The effective yield is obtained by giving effect to the compounding nature of the Fund's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The 30-day yields for the period ended December 31, 1997 were 4.07% for the Alliance Intermediate Government Securities Fund, 4.48% for the Alliance

--------------------------------------------------------------------------------
Quality Bond Fund and 8.78% for the Alliance High Yield Fund. Because these yields reflect the deduction of Separate Account expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.


--------------------------------------------------------------------------------
PART 9 -- DISTRIBUTION

EQ Financial Consultants, Inc. (EQF), a wholly owned subsidiary of Equitable Life, performs all sales functions for the Separate Account and may be deemed to be its principal underwriter under the 1940 Act. EQF is also an underwriter of HRT and EQAT. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (EXCHANGE ACT) and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1755 Broadway, New York, New York 10019. EQUI-VEST Contracts are sold by Equitable Agents who are registered representatives of EQF.

--------------------------------------------------------------------------------
PART 10 -- KEY FACTORS IN RETIREMENT PLANNING

INTRODUCTION

Equitable offers retirement programs that are available to help meet the retirement needs of individuals and of employers, businesses, and certain tax-exempt organizations. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes;
(2) the importance of starting to plan early for retirement; (3) the benefits of tax deferral; and (4) the selection of an appropriate investment strategy. Each of these factors is addressed below.

Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle. Such charges would effectively reduce the actual return under any investment vehicle.

All earnings in these presentations are assumed to accumulate tax deferred unless otherwise noted. Most programs designed for retirement savings offer tax deferral. Amounts withdrawn generally are taxable and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Part 9: Federal Tax and ERISA Matters" in the prospectus. Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.

The source of the data used by us to compile the charts which appear in this section (other than charts 1, 2, 3 and 4) is Ibbotson Associates, Inc., Chicago, Stocks, Bonds, Bills and Inflation 1998 Yearbook.(TM)All rights reserved.

In reports or other communications or in advertising material, we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirements, tax deferral, diversification and other concepts important to retirement planning.

INFLATION


Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts on the next page illustrate the detrimental impact of inflation over an extended period of time. Between 1967 and 1997, the average annual inflation rate was 5.34%. As demonstrated in Chart 1, this 5.34% average annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,350 after 30 years.

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty-year period. Again, the 1967-1997 historical inflation rate of 5.34% is used. In this case, an additional $131,675 would be required to maintain the purchasing power of $35,000 after 30 years.


                                     CHART 1

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED VERTICAL BAR GRAPH IN THE TYPESET
DOCUMENT:]


                  (Income)
Today             $35,000
10 Years          $20,803
20 Years          $12,365
30 Years           $7,350


[END OF GRAPHICALLY REPRESENTED DATA]

--------------------------------------------------------------------------------
                                     CHART 2

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE TYPESET DOCUMENT:]


                    Annual
                    Income          Increase
                    Needed            Needed
Today              $35,000
10 Years           $58,885           $23,885
20 Years           $99,069           $64,069
30 Years          $166,675          $131,675


[END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation accentuates the need to begin a retirement program early. The value of starting early is illustrated in the following charts. As shown in Chart 3, if an individual makes annual contributions of $2,500 to his retirement program beginning at age 30, he would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he would only accumulate $70,193 by age 65 under the same assumptions.

                                     CHART 3

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
AREA GRAPH IN THE TYPESET DOCUMENT:]

[BLACK:]  Age 50      $0          $0          $0          $0           $0      $15,610      $38,020      $70,193
[WHITE:]  Age 40      $0          $0          $0     $15,610      $38,020      $70,193     $116,381     $182,691
[GRAY:]   Age 30      $0     $15,610     $38,020     $70,193     $116,381     $182,691     $277,886     $414,551

[END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he would accumulate only $97,804 under our assumptions.

                            TABLE 1
-------------------------------------------------------------
 MONTHLY
 CONTRI-     YEAR      YEAR      YEAR      YEAR      YEAR
  BUTION      10        15        20        25        30
   $  20    $  3,532  $  6,520 $  10,811 $  16,970 $  25,813
      50       8,829    16,301    27,027    42,425    64,532
     100      17,659    32,601    54,053    84,851   129,064
     200      35,317    65,202   108,107   169,701   258,129
     300      52,976    97,804   162,160   254,552   387,193
-------------------------------------------------------------

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pre-tax) by age 65. If he starts at age 30, under our assumptions he could reach the goal by making a monthly pre-tax contribution of $130 (equivalent to $93 after taxes). The total net cost for the 30-year-old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he would have to make a monthly pre-tax contribution of $747 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                     CHART 4

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK & WHITE
VERTICAL BAR GRAPH IN THE TYPESET DOCUMENT:]

                     GOAL: $250,000 BY AGE 65

                                                      Tax Savings
                                                 and Tax-deferred
                      Start at:     Net Cost     Earnings at 7.5%
$93 a month             Age 30       $39,265             $210,735
$212 a month            Age 40       $63,641             $186,359
$552 a month            Age 50       $99,383             $150,617

[BLACK BARS = NET COST]
[WHITE BARS = TAX SAVINGS AND TAX-DEFERRED EARNINGS AT 7.5%

[END OF GRAPHICALLY REPRESENTED DATA]

TAX DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits and, therefore, is potentially the most beneficial for

--------------------------------------------------------------------------------
accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax deductible and earnings grow income tax deferred. Examples of this type of program that permit individuals to make contributions through personal savings or indirectly through employer-offered salary deferrals are deductible Individual Retirement Annuities (IRAs); Tax-Sheltered Annuities (TSAs); Employee Deferred Compensation plans (EDCs); 401(k) plans; Salary Reduction Simplified Employee Pensions (SARSEPs); and SIMPLE IRAs.

Of course, not every individual is eligible to take advantage of these programs. Examples of this type of program which are employer funded are qualified defined contribution plans, SEPs and HR-10 (Keogh) Plans.

The second type of program also provides for tax-deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are non-deductible Traditional IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax deferral, assume that a $2,500 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $199,607 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of a 1.75% Separate Account daily asset and Trust annual expense charges and a $30 administrative charge -- but no contingent withdrawal charge) and such funds would be $277,886 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $143,717 and $200,078, respectively.


For the type of program that offers only tax deferral, assume an after-tax annual contribution of $1,800 for thirty years and the same rate of return. This after-tax contribution is derived by taxing the $2,500 pre-tax contribution, again assuming a 28% tax bracket. In this example, the retirement funds would be $143,468 after thirty years assuming the deduction of charges and no withdrawals, and $200,078 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $118,417 with charges deducted and $159,176 without charges.

For the fully taxable investment, assume an after-tax contribution of $1,800 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $135,058. Keep in mind that taxable investments have fees and charges, too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral. Were such charges applied, the amounts in the fully taxable example would be lower. Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only and is not intended to represent a guaranteed or expected rate of return on any investment vehicle. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT OPTIONS

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among investment options is another essential component.


As demonstrated in Chart 5, during the 1967-1997 period, common stock average annual returns outperformed the average annual returns of fixed investments, such as long-term government bonds and Treasury Bills (T-bills). See "Notes" at the end of this section. Common stocks earned an average annual return of 12.12% over this period, in contrast to 8.63% and 6.77% for the other two investment categories, respectively. Significantly, common stock returns also outpaced inflation, which grew at 5.34% over this period.

--------------------------------------------------------------------------------
                                     CHART 5

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE TYPESET DOCUMENT:]


Average Annual Returns
1967-1997

Inflation 5.34%

T-bills                                   6.77%
Long-Term Government Bonds                8.63%
Common Stock (S&P 500)                   12.12%


[END OF GRAPHICALLY REPRESENTED DATA]


While Chart 5 illustrates that investments in common stocks outperformed fixed-income investments for the 1967-1997 period, many people prefer to diversify their investments by selecting a mix of fixed-income and growth investments. In Chart 6, the growth of a $1,000 investment is shown given various mixes of fixed-income and growth investments. See "Notes" at the end of this section.


                                     CHART 6

[THE FOLLOWING DATA WAS REPRESENTED AS A SHADED
VERTICAL BAR GRAPH IN THE TYPESET DOCUMENT:]


Growth of $1,000
1967-1997

100% T-bills                                       $7,437
70% Long-Term Government Bonds/30% Common Stock   $17,068
50% Long-Term Government Bonds/50% Common Stock   $22,266
100% Common Stock                                 $38,351


[END OF GRAPHICALLY REPRESENTED DATA]

Although common stock returns have historically outpaced returns of fixed investments, people often allocate a significant percentage of their retirement funds to fixed-return investments. Their primary concern is the preservation of principal. Given this concern, Chart 7 illustrates the impact of exposing only the interest generated by a fixed investment to the stock market. In this illustration, the fixed investment is represented by a Treasury Bill return and the stock investment is represented by the Standard & Poor's 500 ("S&P 500").


The chart assumes that a $20,000 fixed investment was made on January 1, 1980. If the interest on that investment were to accumulate based upon the return of the S&P 500, the total investment would have been worth $204,911 in 1997. Had the interest been reinvested in the fixed investment, the fixed investment would have grown to $69,070. As illustrated in Chart 7, significant opportunities for growth exist while preserving principal. See "Notes" at the end of this section.

--------------------------------------------------------------------------------
                                     CHART 7

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE GRAPH
IN THE TYPESET DOCUMENT:]


                   $204,911 With Interest     $69,070 Without Interest
                   Exposed to Stock           Exposed to Stock Market
                   Market (S&P 500)           (S&P 500)

                     (Value as of Last Day of Year)

       1/1/80      20,000                     20,000
                   20,160                     20,160
                   20,338                     20,339
                   20,547                     20,586
                   20,823                     20,845
                   21,031                     21,014
                   21,183                     21,142
                   21,369                     21,254
                   21,515                     21,390
                   21,708                     21,550
                   21,930                     21,755
                   22,333                     21,964
           80      22,522                     22,252
                   22,619                     22,483
                   22,888                     22,724
                   23,239                     22,999
                   23,386                     23,247
                   23,637                     23,514
                   23,878                     23,832
                   24,129                     24,127
                   24,156                     24,436
                   24,196                     24,739
                   24,659                     25,039
                   25,079                     25,306
           81      25,118                     25,527
                   25,195                     25,731
                   25,113                     25,968
                   25,278                     26,222
                   25,722                     26,518
                   25,770                     26,799
                   25,861                     27,057
                   25,945                     27,341
                   26,850                     27,549
                   27,028                     27,689
                   27,937                     27,852
                   28,411                     28,028
           82      28,690                     28,216
                   29,131                     28,410
                   29,492                     28,587
                   29,965                     28,767
                   30,862                     28,971
                   30,943                     29,171
                   31,495                     29,366
                   31,284                     29,584
                   31,627                     29,808
                   31,938                     30,035
                   31,930                     30,263
                   32,348                     30,475
           83      32,418                     30,698
                   32,490                     30,931
                   32,222                     31,150
                   32,577                     31,378
                   32,826                     31,632
                   32,297                     31,879
                   32,719                     32,118
                   32,701                     32,381
                   34,295                     32,650
                   34,470                     32,931
                   34,708                     33,260
                   34,705                     33,503
           84      35,205                     33,717
                   36,503                     33,936
                   36,845                     34,133
                   37,000                     34,345
                   37,089                     34,592
                   38,272                     34,820
                   38,673                     35,012
                   38,748                     35,229
                   38,744                     35,423
                   38,262                     35,635
                   39,208                     35,867
                   40,706                     36,086
           85      41,803                     36,320
                   42,011                     36,524
                   43,792                     36,717
                   45,230                     36,938
                   45,021                     37,130
                   46,493                     37,312
                   47,036                     37,506
                   45,602                     37,701
                   47,609                     37,874
                   45,430                     38,045
                   46,935                     38,220
                   47,703                     38,369
           86      47,070                     38,557
                   50,789                     38,719
                   52,147                     38,885
                   53,115                     39,068
                   52,912                     39,240
                   53,327                     39,389
                   55,086                     39,578
                   56,925                     39,760
                   58,441                     39,947
                   57,685                     40,127
                   49,695                     40,367
                   47,333                     40,509
           87      49,428                     40,667
                   50,743                     40,785
                   52,280                     40,972
                   51,393                     41,152
                   51,824                     41,342
                   52,174                     41,553
                   53,765                     41,756
                   53,732                     41,969
                   52,733                     42,217
                   54,245                     42,478
                   55,302                     42,738
                   54,915                     42,981
           88      55,673                     43,252
                   58,362                     43,490
                   57,529                     43,755
                   58,548                     44,048
                   60,672                     44,343
                   62,465                     44,694
                   62,377                     45,011
                   66,323                     45,326
                   67,365                     45,662
                   67,310                     45,958
                   66,344                     46,271
                   67,446                     46,590
           89      68,687                     46,874
                   65,533                     47,142
                   66,234                     47,410
                   67,578                     47,714
                   66,541                     48,043
                   71,214                     48,370
                   70,982                     48,674
                   70,955                     49,005
                   66,481                     49,329
                   64,314                     49,625
                   64,286                     49,962
                   67,252                     50,247
           90      68,667                     50,548
                   70,922                     50,811
                   74,664                     51,055
                   76,053                     51,280
                   76,316                     51,552
                   78,820                     51,794
                   76,216                     52,011
                   78,945                     52,266
                   80,422                     52,507
                   79,523                     52,748
                   80,405                     52,970
                   78,042                     53,176
           91      84,752                     53,378
                   83,616                     53,560
                   84,486                     53,710
                   83,290                     53,892
                   85,196                     54,065
                   85,604                     54,216
                   84,717                     54,390
                   87,387                     54,558
                   86,078                     54,700
                   86,890                     54,842
                   87,176                     54,969
                   89,486                     55,095
           92      90,453                     55,249
                   91,013                     55,376
                   92,016                     55,498
                   93,614                     55,637
                   91,858                     55,770
                   93,843                     55,893
                   94,136                     56,033
                   93,836                     56,167
                   96,699                     56,308
                   96,183                     56,454
                   97,774                     56,578
                   97,093                     56,720
           93      98,087                     56,850
                  100,753                     56,992
                   98,615                     57,112
                   95,249                     57,266
                   96,281                     57,421
                   97,589                     57,605
                   95,734                     57,783
                   98,297                     57,945
                  101,558                     58,159
                   99,666                     58,375
                  101,566                     58,596
                   98,647                     58,813
           94      99,883                     59,072
                  102,044                     59,320
                  105,307                     59,557
                  107,925                     59,831
                  110,571                     60,095
                  114,257                     60,419
                  116,566                     60,703
                  119,871                     60,976
                  120,235                     61,263
                  124,521                     61,526
                  124,249                     61,816
                  128,920                     62,075
           95     131,033                     62,379
                  134,939                     62,648
                  136,120                     62,892
                  137,313                     63,137
                  139,129                     63,428
                  142,287                     63,694
                  142,868                     63,949
                  137,490                     64,237
                  140,063                     64,500
                  146,899                     64,784
                  150,460                     65,056
                  160,444                     65,322
           96     157,783                     65,623
                  166,429                     65,918
                  167,693                     66,175
                  161,635                     66,460
                  170,177                     66,746
                  179,496                     67,073
                  186,683                     67,321
                  200,004                     67,610
                  190,078                     67,888
                  199,486                     68,186
                  193,575                     68,473
                  201,690                     68,740
           97     204,911                     69,070


[END OF GRAPHICALLY REPRESENTED DATA]


Another variation of the example in Chart 7 is to gradually transfer principal from a fixed investment into the stock market. Chart 8 assumes that a $20,000 fixed investment was made on January 1, 1980. For the next two years, $540 is transferred monthly into the stock market (represented by the S&P 500). The total investment, given this strategy, would have grown to $215,258 in 1997. In contrast, had the principal not been transferred, the fixed investment would have grown to $69,070. See "Notes" below.


                                     CHART 8

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE GRAPH
IN THE TYPESET DOCUMENT:]


                   $215,258 With             $69,070 Without
                   Principal Transfer        Principal Transfer

                     (Value as of Last Day of Year)

       1/1/80      20,000                    20,000
                   20,540                    20,160
                   20,702                    20,339
                   20,770                    20,586
                   21,068                    20,845
                   21,425                    21,014
                   21,659                    21,142
                   22,000                    21,254
                   22,149                    21,390
                   22,394                    21,550
                   22,623                    21,755
                   23,446                    21,964
           80      23,372                    22,252
                   23,246                    22,483
                   23,569                    22,724
                   24,053                    22,999
                   24,031                    23,247
                   24,246                    23,514
                   24,324                    23,832
                   24,514                    24,127
                   24,051                    24,436
                   23,651                    24,739
                   24,397                    25,039
                   25,087                    25,306
           81      24,857                    25,527
                   24,193                    25,731
                   23,594                    25,968
                   23,618                    26,222
                   24,248                    26,518
                   23,995                    26,799
                   23,892                    27,057
                   23,731                    27,341
                   25,407                    27,549
                   25,647                    27,689
                   27,281                    27,852
                   28,031                    28,028
           82      28,386                    28,216
                   29,041                    28,410
                   29,568                    28,587
                   30,282                    28,767
                   31,737                    28,971
                   31,721                    29,171
                   32,549                    29,366
                   32,000                    29,584
                   32,424                    29,808
                   32,790                    30,035
                   32,616                    30,263
                   33,176                    30,475
           83      33,142                    30,698
                   33,104                    30,931
                   32,544                    31,150
                   32,969                    31,378
                   33,202                    31,632
                   32,246                    31,879
                   32,767                    32,118
                   32,593                    32,381
                   34,841                    32,650
                   34,959                    32,931
                   35,133                    33,260
                   35,058                    33,503
           84      35,692                    33,717
                   37,434                    33,936
                   37,844                    34,133
                   37,970                    34,345
                   37,984                    34,592
                   39,531                    34,820
                   40,023                    35,012
                   40,038                    35,229
                   39,976                    35,423
                   39,254                    35,635
                   40,428                    35,867
                   42,341                    36,086
           85      43,701                    36,320
                   43,926                    36,524
                   46,184                    36,717
                   47,968                    36,938
                   47,659                    37,130
                   49,498                    37,312
                   50,136                    37,506
                   48,265                    37,701
                   50,769                    37,874
                   47,982                    38,045
                   49,830                    38,220
                   50,767                    38,369
           86      49,918                    38,557
                   54,519                    38,719
                   56,165                    38,885
                   57,317                    39,068
                   57,035                    39,240
                   57,525                    39,389
                   59,630                    39,578
                   61,849                    39,760
                   63,662                    39,947
                   62,711                    40,127
                   52,932                    40,367
                   50,090                    40,509
           87      52,585                    40,667
                   54,165                    40,785
                   55,951                    40,972
                   54,862                    41,152
                   55,344                    41,342
                   55,720                    41,553
                   57,582                    41,756
                   57,509                    41,969
                   56,280                    42,217
                   58,018                    42,478
                   59,225                    42,738
                   58,749                    42,981
           88      59,588                    43,252
                   62,695                    43,490
                   61,691                    43,755
                   62,824                    44,048
                   65,234                    44,343
                   67,232                    44,694
                   67,118                    45,011
                   71,581                    45,326
                   72,728                    45,662
                   72,661                    45,958
                   71,544                    46,271
                   72,760                    46,590
           89      74,150                    46,874
                   70,617                    47,142
                   71,385                    47,410
                   72,851                    47,714
                   71,676                    48,043
                   76,833                    48,370
                   76,576                    48,674
                   76,526                    49,005
                   71,611                    49,329
                   69,246                    49,625
                   69,192                    49,962
                   72,438                    50,247
           90      73,964                    50,548
                   76,420                    50,811
                   80,470                    51,055
                   81,977                    51,280
                   82,241                    51,552
                   84,947                    51,794
                   82,165                    52,011
                   85,076                    52,266
                   86,666                    52,507
                   85,709                    52,748
                   86,662                    52,970
                   84,157                    53,176
           91      91,300                    53,378
                   90,106                    53,560
                   91,047                    53,710
                   89,770                    53,892
                   91,798                    54,065
                   92,244                    54,216
                   91,302                    54,390
                   94,130                    54,558
                   92,765                    54,700
                   93,626                    54,842
                   93,940                    54,969
                   96,377                    55,095
           92      97,388                    55,249
                   97,994                    55,376
                   99,055                    55,498
                  100,732                    55,637
                   98,899                    55,770
                  100,989                    55,893
                  101,297                    56,033
                  100,991                    56,167
                  103,992                    56,308
                  103,458                    56,454
                  105,136                    56,578
                  104,425                    56,720
           93     105,474                    56,850
                  108,259                    56,992
                  106,046                    57,112
                  102,533                    57,266
                  103,617                    57,421
                  104,976                    57,605
                  103,062                    57,783
                  105,741                    57,945
                  109,118                    58,159
                  107,170                    58,375
                  109,151                    58,596
                  106,146                    58,813
           94     107,426                    59,072
                  109,681                    59,320
                  113,071                    59,557
                  115,775                    59,831
                  118,526                    60,095
                  122,319                    60,419
                  124,733                    60,703
                  128,155                    60,976
                  128,547                    61,263
                  132,973                    61,526
                  132,710                    61,816
                  137,525                    62,075
           95     139,695                    62,379
                  143,725                    62,648
                  144,965                    62,892
                  146,205                    63,137
                  148,067                    63,428
                  151,320                    63,694
                  151,943                    63,949
                  146,490                    64,237
                  149,143                    64,500
                  156,108                    64,784
                  159,757                    65,056
                  169,916                    65,322
           96     167,238                    65,623
                  176,034                    65,918
                  177,359                    66,175
                  171,251                    66,460
                  179,923                    66,746
                  189,363                    67,073
                  196,687                    67,321
                  210,154                    67,610
                  200,177                    67,888
                  209,695                    68,186
                  203,778                    68,473
                  211,997                    68,740
           97     215,258                    69,070


[END OF GRAPHICALLY REPRESENTED DATA]

NOTES

1. Common Stocks: Standard & Poor's (S&P) Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Results shown assume reinvestment of dividends. Both market value and return on common stock will vary.

2. U.S. Government Securities: Long-term Government Bonds are measured using a one-bond portfolio constructed each year containing a bond with approximately a 20-year maturity and a reasonably current coupon. U.S. Treasury Bills are measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month. U.S. Government securities are guaranteed as to principal and interest and, if held to maturity, offer a fixed rate of return.

     However, market value and return on such securities will fluctuate prior to maturity.

EQUI-VEST(R) can be effective for diversifying ongoing investments between various asset categories. In addition, for individuals investing a lump sum, special features are offered which help address the risk associated with timing the equity markets. Specifically, an interest sweep function is offered whereby an individual can initially contribute a lump sum in the Guaranteed Interest Account and then sweep the interest generated by the investment into any of the growth-oriented options over a specified period of time. In addition, a fixed-dollar transfer function is offered whereby an individual can contribute a lump sum in the Guaranteed Interest Account and then transfer a fixed-dollar amount into the growth-oriented options over a specified period of time. Neither of these features can guarantee a profit or assure against loss in a declining market.

--------------------------------------------------------------------------------
PART 11 -- LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate plan contributions among the Investment Options available under your plan.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to

--------------------------------------------------------------------------------
allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.


                    Growth of $1 Invested on January 1, 1957
                      (Values are as of last business day)


[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE TYPESET DOCUMENT:]


                Common Stock    Inflation
   1957                 0.89         1.03
   1958                 1.28         1.05
   1959                 1.43         1.06
   1960                 1.44         1.08
   1961                 1.83         1.09
   1962                 1.67         1.10
   1963                 2.05         1.12
   1964                 2.38         1.13
   1965                 2.68         1.15
   1966                 2.41         1.19
   1967                 2.99         1.23
   1968                 3.32         1.29
   1969                 3.04         1.36
   1970                 3.16         1.44
   1971                 3.61         1.49
   1972                 4.30         1.54
   1973                 3.67         1.67
   1974                 2.70         1.88
   1975                 3.70         2.01
   1976                 4.58         2.11
   1977                 4.25         2.25
   1978                 4.53         2.45
   1979                 5.37         2.78
   1980                 7.11         3.12
   1981                 6.76         3.40
   1982                 8.20         3.54
   1983                10.05         3.67
   1984                10.68         3.81
   1985                14.11         3.96
   1986                16.72         4.00
   1987                17.60         4.18
   1988                20.55         4.36
   1989                27.03         4.57
   1990                26.17         4.85
   1991                34.16         4.99
   1992                36.78         5.14
   1993                40.46         5.28
   1994                40.99         5.42
   1995                56.33         5.56
   1996                69.33         5.74
   1997                92.44         5.85


[WHITE AREA = COMMON STOCK]
[BLACK AREA = INFLATION]

[END OF GRAPHICALLY REPRESENTED DATA]

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that reflects the volatility inherent in the investment of common stocks.

                    Growth of $1 invested on January 1, 1990
                      (Values are as of last business day)

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK & WHITE LINE GRAPH
IN THE TYPESET DOCUMENT:]

                          Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

[BLACK DOTS = INTERMEDIATE-TERM GOVT. BONDS]
[WHITE DOTS = COMMON STOCKS]

[END OF GRAPHICALLY REPRESENTED DATA]

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1997 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected. The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.

For a comparative illustration of performance results of the Investment Funds (which reflect The Hudson River Trust and Separate Account charges), see "Investment Fund Performance" in Part 3 of the prospectus or the Trust prospectuses for EQAT and HRT (which do not reflect Separate Account charges).


-------------------------------------------------------------------------------------------------------------------------------
                                                        MARKET TRENDS:
                                             ILLUSTRATIVE ANNUAL RATES OF RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                                                     LONG-TERM    INTERMEDIATE-      U.S.
FOR THE FOLLOWING PERIODS               COMMON        LONG-TERM      CORPORATE        TERM         TREASURY       CONSUMER
ENDING 12/31/97:                        STOCKS       GOVT. BONDS       BONDS       GOVT. BONDS       BILLS       PRICE INDEX
-------------------------------------------------------------------------------------------------------------------------------
    1 Year                              33.36%         15.85%         12.95%          8.38%          5.26%          1.92%
    3 Years                             31.15%         14.76%         13.36%          8.93%          5.35%          2.59%
    5 Years                             20.24%         10.51%          9.22%          6.40%          4.57%          2.64%
   10 Years                             18.05%         11.32%         10.85%          8.33%          5.44%          3.43%
   20 Years                             16.65%         10.39%         10.29%          9.51%          7.29%          4.90%
   30 Years                             12.12%          8.63%          8.86%          8.52%          6.77%          5.34%
   40 Years                             12.30%          6.71%          7.09%          7.10%          5.85%          4.44%
   50 Years                             13.12%          5.70%          6.07%          6.04%          4.99%          3.94%
   60 Years                             12.53%          5.31%          5.54%          5.44%          4.18%          4.11%
Since 12/31/26                          10.99%          5.19%          5.71%          5.25%          3.77%          3.17%
Inflation adjusted since 1926            7.58%          1.96%          2.46%          2.02%          0.58%            --
-------------------------------------------------------------------------------------------------------------------------------

SOURCE:  Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills, and
Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1998 Yearbook,(TM) Ibbotson Associates, Inc., Chicago. All rights reserved.


COMMON STOCKS (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.


LONG-TERM CORPORATE BONDS -- For the period 1969-1997, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1997; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


INTERMEDIATE-TERM   GOVERNMENT  BONDS  --  Measured  by  a  one-bond   portfolio
constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------
PART 12 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of HRT and EQAT owned by the Separate Account.


The financial statements as of December 31, 1997 and for each of the two years in the period then ended for the Separate Account and the financial statements as of December 31, 1997 and December 31, 1996 and for each of the three years ended December 31, 1997 for Equitable Life have been audited by Price Waterhouse LLP, as stated in its reports. These financial statements included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
PART 13 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants..........................................................................  FSA-1
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1997............................................  FSA-2
        Statements of Operations for the Year Ended December 31, 1997......................................  FSA-8
        Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996................. FSA-11
        Notes to Financial Statements...................................................................... FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Index to Consolidated Financial Statements

Report if Independent Accountants.......................................................................... F-1
Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1997 and 1996............................................ F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1997, 1996 and 1995 ................. F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1f997, 1996 and 1995 .... F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1997, 1996, and 1995............... F-5
        Notes to Consolidated Financial Statements......................................................... F-6

                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1997 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in the EQ Advisors Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.





Price Waterhouse LLP
New York, New York
February 10, 1998




                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                       --------------------------------------------------------
                                                                       ALLIANCE
                                                         ALLIANCE    INTERMEDIATE     ALLIANCE       ALLIANCE
                                                          MONEY       GOVERNMENT      QUALITY         HIGH
                                                          MARKET      SECURITIES       BOND           YIELD
                                                           FUND          FUND          FUND           FUND
                                                       -----------   ------------   ------------- -------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 99,808,882.....................    $99,377,297
                    37,476,251.....................                  $37,934,807
                    40,601,722.....................                                 $41,416,948
                   159,273,234.....................                                               $160,330,252
Receivable for Trust shares sold...................        511,452            --             --             --
Due from Equitable Life's General Account
   (Note 3)........................................             --       110,929        196,499      2,414,213
                                                       -----------   -----------    -----------   ------------
       Total assets................................     99,888,749    38,045,736     41,613,447    162,744,465
                                                       -----------   -----------    -----------   ------------
LIABILITIES:
Payable for  Trust shares purchased................             --       110,398        196,512      2,414,326
Due to Equitable Life's General Account
   (Note 3)........................................        509,160            --             --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      1,508,071       921,349        767,775      2,116,607
                                                       -----------   -----------    -----------   ------------
       Total liabilities...........................      2,017,231     1,031,747        964,287      4,530,933
                                                       -----------   -----------    -----------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $97,871,518   $37,013,989    $40,649,160   $158,213,532
                                                       ===========   ===========    ===========   ============

                                                                           EQUITY SERIES:
                                                     ------------------------------------------------------------
                                                                        EQ/
                                                                       PUTNAM
                                                        T. ROWE       GROWTH &       ALLIANCE        ALLIANCE
                                                         PRICE         INCOME        GROWTH &         EQUITY
                                                     EQUITY INCOME     VALUE          INCOME          INDEX
                                                         FUND           FUND           FUND            FUND
                                                     -------------- ------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 56,297,094.....................    $59,716,685
                    30,126,429.....................                  $30,870,233
                   320,920,151.....................                                 $374,003,572
                   533,233,070.....................                                                 $655,445,138
Receivable for Trust shares sold...................             --            --              --              --
Due from Equitable Life's General Account
   (Note 3)........................................        732,059       637,703       3,340,846       3,976,585
                                                       -----------   -----------    ------------    ------------
       Total assets................................     60,448,744    31,507,936     377,344,418     659,421,723
                                                       -----------   -----------    ------------    ------------
LIABILITIES:
Payable for  Trust shares purchased................        743,416       643,508       3,340,876       3,976,820
Due to Equitable Life's General Account
   (Note 3)........................................             --            --              --              --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      2,220,436     2,109,700       4,119,275       6,558,008
                                                       -----------   -----------    ------------    ------------
       Total liabilities...........................      2,963,852     2,753,208       7,460,151      10,534,828
                                                       -----------   -----------    ------------    ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $57,484,892   $28,754,728    $369,884,267    $648,886,895
                                                       ===========   ===========    ============    ============

See Notes to Financial Statements.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                            FIXED INCOME SERIES:
                                                        ----------------------------------------------------------
                                                                          ALLIANCE
                                                          ALLIANCE      INTERMEDIATE     ALLIANCE       ALLIANCE
                                                           MONEY         GOVERNMENT      QUALITY          HIGH
                                                           MARKET        SECURITIES        BOND           YIELD
                                                            FUND            FUND           FUND           FUND
                                                        ------------   -------------   ------------   ------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................     $      29.41
                                                        ============
   Units Outstanding...............................          973,494
                                                        ============
Old Contracts:
   Unit Value......................................     $      35.12
                                                        ============
   Units Outstanding...............................          119,295
                                                        ============
EQUIPLAN Contracts:
   Unit Value......................................                    $       54.83
                                                                       =============
   Units Outstanding...............................                           49,547
                                                                       =============
Momentum Contracts:
   Unit Value......................................     $      29.41   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          307,657          10,333          9,994         28,727
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................     $     116.21   $      114.78   $     127.99   $     171.56
                                                        ============   =============   ============   ============
   Units Outstanding...............................          324,836          76,800         37,376        109,928
                                                        ============   =============   ============   ============
Momentum Plus Contract
   Unit Value 100 B.P. ............................     $     110.26   $      112.32   $     117.60   $     149.49
                                                        ============   =============   ============   ============
   Units Outstanding...............................           12,808           2,448          1,159          5,414
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 90 B.P ..............................

   Units Outstanding...............................

EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.66   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          145,622         201,501        283,096        831,373
                                                        ============   =============   ============   ============

                                                                                EQUITY SERIES:
                                                        -----------------------------------------------------------
                                                                     EQ/
                                                                    PUTNAM
                                                      T. ROWE      GROWTH &       ALLIANCE        ALLIANCE
                                                       PRICE        INCOME        GROWTH &         EQUITY
                                                   EQUITY INCOME    VALUE          INCOME          INDEX
                                                       FUND          FUND           FUND            FUND
                                                  -------------- ------------- --------------- ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                              $       179.30   $      214.66
                                                                                 ==============   =============
   Units Outstanding...............................                                      69,005          93,639
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                              $       179.60   $      214.58
                                                                                 ==============   =============
   Units Outstanding...............................                                     183,028         230,739
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                              $       155.11   $      170.23
                                                                                 ==============   =============
   Units Outstanding...............................                                       3,495           5,349
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                              $       145.48   $      150.05
                                                                                 ==============   =============
   Units Outstanding...............................                                       1,104           3,298
                                                                                 ==============   =============
EQUI-VEST Contracts:
   Unit Value All Series........................... $    121.04   $     115.17   $       179.30   $      214.66
                                                    ===========   ============   ==============   =============
   Units Outstanding...............................     474,941        249,663        1,799,603       2,685,539
                                                    ===========   ============   ==============   =============

See Notes to Financial Statements.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                                  EQUITY SERIES (CONTINUED):
                                                      -----------------------------------------------------------------------------
                                                         MERRILL        ALLIANCE
                                                       LYNCH BASIC       COMMON           MFS          ALLIANCE       ALLIANCE
                                                      VALUE EQUITY        STOCK         RESEARCH        GLOBAL      INTERNATIONAL
                                                          FUND            FUND            FUND           FUND           FUND
                                                      -------------- ---------------- ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   18,666,532.....................     $18,893,428
                 4,421,334,464.....................                   $5,972,107,521
                    30,189,929.....................                                    $30,667,805
                   559,352,701.....................                                                   $616,196,373
                   134,600,521.....................                                                                  $120,037,626
Receivable for  Trust shares sold..................              --               --            --              --             --
Due from Equitable Life's General Account
   (Note 3)........................................         381,442       14,027,000       456,885       1,621,066        134,576
                                                        -----------   --------------   -----------    ------------   ------------
       Total assets................................      19,274,870    5,986,134,521    31,124,690     617,817,439    120,172,202
                                                        -----------   --------------   -----------    ------------   ------------
LIABILITIES:
Payable for  Trust shares purchased................         384,841       13,622,025       462,419       1,620,982        134,543
Due to Equitable Life's General Account
   (Note 3)........................................              --               --            --              --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............       2,114,485       48,536,522     3,487,741       7,684,826      1,948,370
                                                        -----------   --------------   -----------    ------------   ------------
       Total liabilities...........................       2,499,326       62,158,547     3,950,160       9,305,808      2,082,913
                                                        -----------   --------------   -----------    ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................     $16,775,544   $5,923,975,974   $27,174,530    $608,511,631   $118,089,289
                                                        ===========   ==============   ===========    ============   ============

                                                                EQUITY SERIES (CONTINUED):
                                                    -----------------------------------------------
                                                                     MORGAN
                                                       T. ROWE       STANLEY
                                                        PRICE       EMERGING        ALLIANCE
                                                    INTERNATIONAL    MARKETS       AGGRESSIVE
                                                        STOCK        EQUITY           STOCK
                                                        FUND          FUND            FUND
                                                    --------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   44,816,223.....................   $43,898,710
                    14,541,443.....................                 $13,443,459
                 3,425,215,535.....................                               $3,449,389,637
Receivable for  Trust shares sold..................     2,038,669            --               --
Due from Equitable Life's General Account
   (Note 3)........................................            --       490,394        6,153,804
                                                      -----------   -----------   --------------
       Total assets................................    45,937,379    13,933,853    3,455,543,441
                                                      -----------   -----------   --------------
LIABILITIES:
Payable for  Trust shares purchased................            --       491,842        5,879,261
Due to Equitable Life's General Account
   (Note 3)........................................     2,046,677            --               --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............     5,962,235     4,796,244       24,442,936
                                                      -----------   -----------   --------------
       Total liabilities...........................     8,008,912     5,288,086       30,322,197
                                                      -----------   -----------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................   $37,928,467   $ 8,645,767   $3,425,221,244
                                                      ===========   ===========   ==============

See Notes to Financial Statements.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                              EQUITY SERIES (CONTINUED):
                                                        ---------------------------------------------------------------
                                                          MERRILL         ALLIANCE
                                                        LYNCH BASIC        COMMON            MFS          ALLIANCE
                                                           VALUE           STOCK          RESEARCH         GLOBAL
                                                        EQUITY FUND         FUND            FUND            FUND
                                                        ------------- -----------------  ------------  ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                   $         253.68
                                                                      ================
   Units Outstanding...............................                         17,386,160
                                                                      ================
Old Contracts:
   Unit Value......................................                   $         316.64
                                                                      ================
   Units Outstanding...............................                            306,654
                                                                      ================
EQUIPLAN Contracts:
   Unit Value......................................                   $         342.99
                                                                      ================
   Units Outstanding...............................                             85,013
                                                                      ================
Momentum Contracts:
   Unit Value......................................                   $         253.68                 $       151.87
                                                                      ================                 ==============
   Units Outstanding...............................                            588,761                        146,584
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $         207.00                 $       154.62
                                                                      ================                 ==============
   Units Outstanding...............................                          1,192,138                        464,023
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                   $         161.04                 $       128.51
                                                                      ================                 ==============
   Units Outstanding...............................                             37,267                         12,006
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $         148.44                 $       122.12
                                                                      ================                 ==============
   Units Outstanding...............................                              4,878                          2,404
                                                                      ================                 ==============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.97  $         198.12   $    115.01   $       151.87
                                                        ============  ================   ===========   ==============
   Units Outstanding...............................          144,651         4,765,267       236,272        3,369,340
                                                        ============  ================   ===========   ==============

                                                                       EQUITY SERIES (CONTINUED):
                                                   --------------------------------------------------------------
                                                                     T. ROWE         MORGAN
                                                                      PRICE         STANLEY         ALLIANCE
                                                      ALLIANCE     INTERNATIONAL    EMERGING       AGGRESSIVE
                                                    INTERNATIONAL     STOCK         MARKETS           STOCK
                                                        FUND           FUND       EQUITY FUND         FUND
                                                    -------------  -------------  -------------  ----------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                              $         90.75
                                                                                                 ===============
   Units Outstanding...............................                                                   28,030,046
                                                                                                 ===============

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value...................................... $     107.92                                 $         90.75
                                                    ============                                 ===============
   Units Outstanding...............................       32,229                                       1,437,474
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................ $     107.89                                 $        171.96
                                                    ============                                 ===============
   Units Outstanding...............................       85,223                                       1,220,343
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................ $     108.42                                 $        137.72
                                                    ============                                 ===============
   Units Outstanding...............................        3,225                                          35,404
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. ............................. $     104.70                                 $        119.41
                                                    ============                                 ===============
   Units Outstanding...............................          788                                           6,913
                                                    ============                                 ===============
EQUI-VEST Contracts:
   Unit Value All Series........................... $     107.92   $      97.61   $      79.41   $        163.33
                                                    ============   ============   ============   ===============
   Units Outstanding...............................      968,042        388,566        108,869         3,226,462
                                                    ============   ============   ============   ===============

See Notes to Financial Statements.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                       --------------------------------------------
                                                          WARBURG                    MFS EMERGING
                                                       PINCUS SMALL     ALLIANCE        GROWTH
                                                       COMPANY VALUE    SMALL CAP      COMPANIES
                                                           FUND        GROWTH FUND       FUND
                                                       -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   69,173,531.....................      $69,195,794
                    67,121,984.....................                     $65,557,335
                    34,360,930.....................                                    $34,766,133
Receivable for  Trust shares sold..................               --      3,097,257             --
Due from Equitable Life's General Account
   (Note 3)........................................          914,658             --        636,822
                                                         -----------    -----------    -----------
       Total assets................................       70,110,452     68,654,592     35,402,955
                                                         -----------    -----------    -----------
LIABILITIES:
Payable for  Trust shares purchased................          928,477             --        643,099
Due to Equitable Life's General Account
   (Note 3)........................................               --      3,097,339             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............        1,116,417      2,494,021      3,688,505
                                                         -----------    -----------    -----------
       Total liabilities...........................        2,044,894      5,591,360      4,331,604
                                                         -----------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................      $68,065,558    $63,063,232    $31,071,351
                                                         ===========    ===========    ===========

                                                                            ASSET ALLOCATION SERIES:
                                                   ----------------------------------------------------------------------------
                                                     ALLIANCE                       ALLIANCE                        MERRILL
                                                   CONSERVATIVE        EQ/           GROWTH         ALLIANCE      LYNCH WORLD
                                                     INVESTORS       PUTNAM        INVESTORS        BALANCED        STRATEGY
                                                       FUND       BALANCED FUND       FUND            FUND            FUND
                                                   -------------- -------------- --------------- ---------------- -------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   87,775,009.....................  $94,401,613
                    15,266,095.....................                 $15,868,886
                   627,594,515.....................                                $690,127,541
                 1,135,324,973.....................                                               $1,207,894,355
                     8,724,756.....................                                                                 $8,571,144
Receivable for  Trust shares sold..................           --          6,326              --               --            --
Due from Equitable Life's General Account
   (Note 3)........................................      133,777             --       2,498,667          633,174        68,569
                                                     -----------    -----------    ------------   --------------    ----------
       Total assets................................   94,535,390     15,875,212     692,626,208    1,208,527,529     8,639,713
                                                     -----------    -----------    ------------   --------------    ----------
LIABILITIES:
Payable for  Trust shares purchased................      133,792             --       2,498,682          496,807        69,680
Due to Equitable Life's General Account
   (Note 3)........................................           --          8,792              --               --            --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............    1,738,387      3,445,396       8,417,048       10,074,705     3,144,734
                                                     -----------    -----------    ------------   --------------    ----------
       Total liabilities...........................    1,872,179      3,454,188      10,915,730       10,571,512     3,214,414
                                                     -----------    -----------    ------------   --------------    ----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................  $92,663,211    $12,421,024    $681,710,478   $1,197,956,017    $5,425,299
                                                     ===========    ===========    ============   ==============    ==========

See Notes to Financial Statements.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------
                                                          WARBURG                        MFS
                                                           PINCUS                      EMERGING
                                                           SMALL        ALLIANCE        GROWTH
                                                          COMPANY      SMALL CAP      COMPANIES
                                                         VALUE FUND   GROWTH FUND        FUND
                                                        ------------- -------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                   $     125.55
                                                                      ============
   Units Outstanding...............................                          6,136
                                                                      ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $     125.54
                                                                      ============
   Units Outstanding...............................                          7,852
                                                                      ============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................

   Units Outstanding...............................

Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $     125.92
                                                                      ============
   Units Outstanding...............................                            466
                                                                      ============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     118.06  $     125.55   $     121.34
                                                        ============  ============   ============
   Units Outstanding...............................          576,540       487,742        256,071
                                                        ============  ============   ============

                                                                               ASSET ALLOCATION SERIES:
                                                     ------------------------------------------------------------------------------
                                                       ALLIANCE          EQ/          ALLIANCE                          MERRILL
                                                     CONSERVATIVE      PUTNAM          GROWTH          ALLIANCE       LYNCH WORLD
                                                       INVESTORS      BALANCED       INVESTORS         BALANCED         STRATEGY
                                                         FUND           FUND            FUND             FUND             FUND
                                                     --------------  ------------  ---------------  ----------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                                 $         38.66
                                                                                                    ===============
   Units Outstanding...............................                                                      26,036,131
                                                                                                    ===============
Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................  $      130.98                 $       153.69   $         38.66
                                                     =============                 ==============   ===============
   Units Outstanding...............................         22,384                        147,114         1,052,060
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................  $      128.45                 $       155.46   $        136.14
                                                     =============                 ==============   ===============
   Units Outstanding...............................        124,945                        552,622           438,958
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................  $      122.71                 $       135.20   $        129.97
                                                     =============                 ==============   ===============
   Units Outstanding...............................          5,306                         13,624            10,413
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                                $       126.72   $        122.68
                                                                                   ==============   ===============
   Units Outstanding...............................                                         1,489               732
                                                                                   ==============   ===============
EQUI-VEST Contracts:
   Unit Value All Series...........................  $      130.98   $    113.46   $       153.69   $        135.29   $     103.77
                                                     =============   ===========   ==============   ===============   ============
   Units Outstanding...............................        553,088       109,479        3,704,411           655,078         52,280
                                                     =============   ===========   ==============   ===============   ============

See Notes to Financial Statements.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                        --------------------------------------------------------
                                                                        ALLIANCE
                                                                      INTERMEDIATE    ALLIANCE       ALLIANCE
                                                          ALLIANCE     GOVERNMENT     QUALITY          HIGH
                                                           MONEY       SECURITIES       BOND           YIELD
                                                         MARKET FUND      FUND          FUND           FUND
                                                        ------------- -------------  ------------  -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $4,839,897    $1,826,730    $2,041,253    $11,592,196
                                                        ------------- ------------- ------------  -------------
Expenses (Note 3):

     Asset-based charges...........................       1,287,340       413,101       418,433      1,570,483

Less: Reduction for expense limitation.............          54,412         7,677            --             --
                                                        ------------- -------------  ------------  -------------
     Net expenses..................................       1,232,928       405,424       418,433      1,570,483
                                                        ------------- -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS).......................       3,606,969     1,421,306     1,622,820     10,021,713
                                                        ------------- -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............         230,228        63,438       249,479      2,536,702
   Realized gain distribution from
     The Trusts....................................           6,723            --            --      6,214,579
                                                        ------------- -------------  ------------  -------------
   Net realized gain (loss)........................         236,951        63,438       249,479      8,751,281

   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)      431,540       547,099       (187,263)
                                                        ------------- -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         158,485       494,978       796,578      8,564,018
                                                        ------------- -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $3,765,454    $1,916,284    $2,419,398    $18,585,731
                                                        ============= =============  ============  =============

                                                                           EQUITY SERIES:
                                                      ---------------------------------------------------------
                                                        T. ROWE     EQ/PUTNAM
                                                         PRICE       GROWTH        ALLIANCE        ALLIANCE
                                                        EQUITY       & INCOME      GROWTH &         EQUITY
                                                        INCOME        VALUE         INCOME           INDEX
                                                         FUND          FUND(a)       FUND(a)         FUND
                                                      ------------  -----------  --------------  --------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $  438,863     $ 142,038   $ 2,696,998      $  6,970,304
                                                      ----------     ---------   -----------      ------------
Expenses (Note 3):

     Asset-based charges...........................      225,256       114,445     3,578,668         6,184,473

Less: Reduction for expense limitation.............           --            --            --                --
                                                      ----------     ---------   -----------      ------------
     Net expenses..................................      225,256       114,445     3,578,668         6,184,473
                                                      ----------     ---------   -----------      ------------
NET INVESTMENT INCOME (LOSS).......................      213,607        27,593      (881,670)          785,831
                                                      ----------     ---------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (78,048)      (67,660)    1,591,673        12,944,769
   Realized gain distribution from
     The Trusts....................................      162,267       116,222    21,045,762         2,306,391
                                                      ----------     ---------   -----------      ------------
   Net realized gain (loss)........................       84,219        48,562    22,637,435        15,251,160

   Change in unrealized appreciation /
     (depreciation) of investments.................    3,419,591       743,804    34,617,976        98,430,290
                                                      ----------     ---------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    3,503,810       792,366    57,255,411       113,681,450
                                                      ----------     ---------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $3,717,417     $ 819,959   $56,373,741      $114,467,281
                                                      ==========     =========   ===========      ============

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                   EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------------------------------------
                                                        MERRILL
                                                         LYNCH
                                                         BASIC           ALLIANCE
                                                         VALUE            COMMON         MFS          ALLIANCE       ALLIANCE
                                                         EQUITY           STOCK        RESEARCH        GLOBAL      INTERNATIONAL
                                                         FUND(A)          FUND         FUND(A)         FUND            FUND
                                                        ----------- ----------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $ 94,301    $   28,062,216    $ 64,096    $11,681,807    $  3,449,567
                                                         --------    --------------    --------    -----------     ------------
Expenses (Note 3):

     Asset-based charges...........................        66,262        73,360,152     108,418      7,628,464       1,608,336

Less: Reduction for expense limitation.............            --         5,103,502          --             --              --
                                                         --------    --------------    --------    -----------    ------------
     Net expenses..................................        66,262        68,256,650     108,418      7,628,464       1,608,336
                                                         --------    --------------    --------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................        28,039       (40,194,434)    (44,322)     4,053,343       1,841,231
                                                         --------    --------------    --------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (55,907)       71,768,217     (98,011)     5,065,778       2,993,293
   Realized gain distribution from
     The Trusts....................................        88,843       448,646,414     254,461     39,040,804       5,991,553
                                                         --------    --------------    --------    -----------    ------------
   Net realized gain (loss)........................        32,936       520,414,631     156,450     44,106,582       8,984,846

   Change in unrealized appreciation /
     (depreciation) of investments.................       226,896       776,898,715     477,876      7,345,361     (15,797,804)
                                                         --------    --------------    --------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................       259,832     1,297,313,346     634,326     51,451,943      (6,812,958)
                                                         --------    --------------    --------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $287,871    $1,257,118,912    $590,004    $55,505,286    $ (4,971,727)
                                                         ========    ==============    =========   ===========    ============

                                                                 EQUITY SERIES (CONTINUED):
                                                      -------------------------------------------
                                                                        MORGAN
                                                        T. ROWE        STANLEY
                                                         PRICE         EMERGING       ALLIANCE
                                                      INTERNATIONAL    MARKETS       AGGRESSIVE
                                                         STOCK          EQUITY         STOCK
                                                        FUND(A)        FUND(b)          FUND
                                                      -------------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $     5,743    $    36,217    $  4,814,252
                                                      -----------    -----------    ------------
Expenses (Note 3):

     Asset-based charges...........................       173,085         21,069      43,986,211

Less: Reduction for expense limitation.............            --             --       3,148,227
                                                      -----------    -----------    ------------
     Net expenses..................................       173,085         21,069      40,837,984
                                                      -----------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................      (167,342)        15,148     (36,023,732)
                                                      -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............    (1,454,589)      (875,317)    128,458,759
   Realized gain distribution from
     The Trusts....................................            --             --     286,431,791
                                                      -----------    -----------    ------------
   Net realized gain (loss)........................    (1,454,589)      (875,317)    414,890,550

   Change in unrealized appreciation /
     (depreciation) of investments.................      (917,513)    (1,097,984)    (79,262,405)
                                                      -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,372,102)    (1,973,301)    335,628,145
                                                      -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $(2,539,444)   $(1,958,153)   $299,604,413
                                                      ===========    ===========    ============

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     EQUITY SERIES (CONTINUED):
                                                        -----------------------------------------------------
                                                         WARBURG
                                                         PINCUS                     MFS
                                                         SMALL        ALLIANCE    EMERGING       ALLIANCE
                                                         COMPANY     SMALL CAP     GROWTH      CONSERVATIVE
                                                          VALUE       GROWTH     COMPANIES       INVESTORS
                                                         FUND(A)      FUND(A)     FUND(A)           FUND
                                                        ----------  ----------- ------------- -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $  59,034   $   11,202    $  64,947    $3,599,823
                                                        ---------   ----------    ---------    ----------
Expenses (Note 3):

     Asset-based charges...........................       292,506      237,355      124,265     1,151,097

Less: Reduction for expense limitation.............            --           --           --            --
                                                        ---------   ----------    ---------    ----------
     Net expenses..................................       292,506      237,355      124,265     1,151,097
                                                        ---------   ----------    ---------    ----------
NET INVESTMENT INCOME (LOSS).......................      (233,472)    (226,153)     (59,318)    2,448,726
                                                        ---------   ----------    ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (699,272)   1,432,969     (381,340)      884,331
   Realized gain distribution from
     The Trusts....................................       300,990    1,495,228      791,922     2,846,292
                                                        ---------   ----------    ---------    ----------
   Net realized gain (loss)........................      (398,282)   2,928,197      410,582     3,730,623

   Change in unrealized appreciation /
     (depreciation) of investments.................        22,263   (1,564,649)     405,203     3,477,016
                                                        ---------   ----------    ---------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      (376,019)   1,363,548      815,785     7,207,639
                                                        ---------   ----------    ---------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $(609,491)  $1,137,395    $ 756,467    $9,656,365
                                                        =========   ==========    =========    ==========

                                                                      ASSET ALLOCATION SERIES:
                                                       -------------------------------------------------------
                                                                                                    MERRILL
                                                          EQ/         ALLIANCE                      LYNCH
                                                        PUTNAM         GROWTH        ALLIANCE       WORLD
                                                       BALANCED      INVESTORS       BALANCED      STRATEGY
                                                        FUND(A)         FUND           FUND         FUND(A)
                                                       -----------  -------------  --------------  -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $176,490    $15,563,176    $ 38,538,483    $  38,392
                                                        --------    -----------    ------------    ---------
Expenses (Note 3):

     Asset-based charges...........................       46,780      8,188,817      17,086,252       22,358

Less: Reduction for expense limitation.............           --             --       1,849,482           --
                                                        --------    -----------    ------------    ---------
     Net expenses..................................       46,780      8,188,817      15,236,770       22,358
                                                        --------    -----------    ------------    ---------
NET INVESTMENT INCOME (LOSS).......................      129,710      7,374,359      23,301,713       16,034
                                                        --------    -----------    ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (2,762)     2,871,160      20,098,513      (53,694)
   Realized gain distribution from
     The Trusts....................................      118,192     35,753,101      59,000,879       87,431
                                                        --------    -----------    ------------    ---------
   Net realized gain (loss)........................      115,430     38,624,261      79,099,392       33,737

   Change in unrealized appreciation /
     (depreciation) of investments.................      602,835     40,925,116      45,961,244     (153,612)
                                                        --------    -----------    ------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      718,265     79,549,377     125,060,636     (119,875)
                                                        --------    -----------    ------------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $847,975    $86,923,736    $148,362,349    $(103,841)
                                                        ========    ===========    ============    =========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME SERIES:
                                                       -------------------------------------------------------------
                                                                 ALLIANCE                 ALLIANCE INTERMEDIATE
                                                               MONEY MARKET               GOVERNMENT SECURITIES
                                                                   FUND                           FUND
                                                       ------------------------------  ----------------------------
                                                           1997           1996            1997          1996
                                                       -------------- ---------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................    $  3,606,969    $  3,123,305    $ 1,421,306   $ 1,192,426
   Net realized gain (loss) on investments.........         236,951         137,830         63,438       (84,183)
   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)         15,587        431,540      (386,046)
                                                       ------------    ------------    -----------   -----------
   Net increase in net assets from operations......       3,765,454       3,276,722      1,916,284       722,197
                                                       ------------    ------------    -----------   -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      86,657,302     119,080,405      7,536,973     9,100,062
     Transfers from other Funds and
       Guaranteed Interest Account.................      47,922,157      28,258,231      8,017,226     7,049,068
                                                       ------------    ------------    -----------   -----------
         Total.....................................     134,579,459     147,338,636     15,554,199    16,149,130
                                                       ------------    ------------    -----------   -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      16,145,603      15,180,565      3,204,151     3,753,602
     Transfers to other Funds and
       Guaranteed Interest Account.................     117,776,744     119,609,249      6,576,233     5,943,525
     Withdrawal and administrative charges.........         297,412         206,649         54,007        45,485
                                                       ------------    ------------    -----------   -----------
           Total...................................     134,219,759     134,996,463      9,834,391     9,742,612
                                                       ------------    ------------    -----------   -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................         359,700      12,342,173      5,719,808     6,406,518
                                                       ------------    ------------    -----------   -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (68,437)        (61,391)       (50,296)      (24,318)
                                                       ------------    ------------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       4,056,717      15,557,504      7,585,796     7,104,397

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      93,814,801      78,257,297     29,428,193    22,323,796
                                                       ------------    ------------    -----------   -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................    $ 97,871,518    $ 93,814,801    $37,013,989   $29,428,193
                                                       ============   ===============  ============= =============

                                                                    FIXED INCOME SERIES:
                                                    -------------------------------------------------------------
                                                              ALLIANCE                      ALLIANCE
                                                            QUALITY BOND                   HIGH YIELD
                                                                FUND                          FUND
                                                     ---------------------------  -----------------------------
                                                        1997          1996            1997           1996
                                                    -------------- -------------  ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $ 1,622,820    $ 1,226,243    $ 10,021,713  $ 4,979,724
   Net realized gain (loss) on investments.........      249,479        280,060       8,751,281    4,297,646
   Change in unrealized appreciation /
     (depreciation) of investments.................      547,099       (469,209)       (187,263)     721,266
                                                     -----------    -----------    ------------  -----------
   Net increase in net assets from operations......    2,419,398      1,037,094      18,585,731    9,998,636
                                                     -----------    -----------    ------------  -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    8,725,632      7,201,618      39,249,294   23,155,861
     Transfers from other Funds and
       Guaranteed Interest Account.................   14,735,972     11,609,924      81,831,743   30,143,138
                                                     -----------    -----------    ------------  -----------
         Total.....................................   23,461,604     18,811,542     121,081,037   53,298,999
                                                     -----------    -----------    ------------  -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    2,471,399      1,789,909       9,034,492    4,361,957
     Transfers to other Funds and
       Guaranteed Interest Account.................    9,009,004      8,691,630      50,004,724   13,868,715
     Withdrawal and administrative charges.........       49,238         30,562         180,111       78,426
                                                     -----------    -----------    ------------  -----------
           Total...................................   11,529,641     10,512,101      59,219,327   18,309,098
                                                     -----------    -----------    ------------  -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   11,931,963      8,299,441      61,861,710   34,989,902
                                                     -----------    -----------    ------------  -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (51,466)       (33,143)       (195,148)     (78,617)
                                                     -----------    -----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   14,299,895      9,303,392      80,252,293   44,909,921
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   26,349,265     17,045,873      77,961,239   33,051,318
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $40,649,160    $26,349,265    $158,213,532  $77,961,239
                                                     ===========    ===========    ============  ===========

See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES:
                                                         --------------------------------------------------------------------
                                                           T. ROWE         EQ/PUTNAM
                                                            PRICE           GROWTH &
                                                            EQUITY           INCOME                   ALLIANCE
                                                            INCOME           VALUE                 GROWTH & INCOME
                                                           FUND(A)          FUND(A)                     FUND
                                                         -------------    -------------    --------------------------------
                                                            1997             1997              1997             1996
                                                         -------------    -------------    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   213,607      $    27,593      $   (881,670)   $    674,662
   Net realized gain (loss) on investments.........           84,219           48,562        22,637,435       9,675,338
   Change in unrealized appreciation /
     (depreciation) of investments.................        3,419,591          743,804        34,617,976      10,940,166
                                                         -----------      -----------      ------------    ------------
   Net increase in net assets from operations......        3,717,417          819,959        56,373,741      21,290,166
                                                         -----------      -----------      ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       14,253,368        9,287,300        77,902,559      44,131,391
     Transfers from other Funds and
       Guaranteed Interest Account.................       49,127,513       21,624,425       159,040,741      70,653,911
                                                         -----------      -----------      ------------    ------------
         Total.....................................       63,380,881       30,911,725       236,943,300     114,785,302
                                                         -----------      -----------      ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................          461,902          221,732        15,991,738       6,415,518
     Transfers to other Funds and
       Guaranteed Interest Account.................        8,775,894        2,466,969        70,222,768      36,251,785
     Withdrawal and administrative charges.........            7,224            5,138           387,138         177,183
                                                         -----------      -----------      ------------    ------------
           Total...................................        9,245,020        2,693,839        86,601,644      42,844,486
                                                         -----------      -----------      ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       54,135,861       28,217,886       150,341,656      71,940,816
                                                         -----------      -----------      ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (368,386)        (283,117)         (337,427)       (144,964)
                                                         -----------      -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       57,484,892       28,754,728       206,377,970      93,086,018

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................               --               --       163,506,297      70,420,279
                                                         -----------      -----------      ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $57,484,892      $28,754,728      $369,884,267    $163,506,297
                                                         ===========      ===========      ============    ============

                                                                         EQUITY SERIES:
                                                     ----------------------------------------------------
                                                                                           MERRILL
                                                                ALLIANCE                 LYNCH BASIC
                                                              EQUITY INDEX              VALUE EQUITY
                                                                  FUND                     FUND(A)
                                                     --------------------------------   --------------
                                                         1997             1996              1997
                                                     --------------  ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $    785,831   $  1,004,328       $    28,039
   Net realized gain (loss) on investments.........    15,251,160     14,191,113            32,936
   Change in unrealized appreciation /
     (depreciation) of investments.................    98,430,290     19,487,539           226,896
                                                     ------------   ------------       -----------
   Net increase in net assets from operations......   114,467,281     34,682,980           287,871
                                                     ------------   ------------       -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................   123,805,230     78,060,051         5,085,307
     Transfers from other Funds and
       Guaranteed Interest Account.................   497,060,564    224,346,052        15,531,026
                                                     ------------   ------------       -----------
         Total.....................................   620,865,794    302,406,103        20,616,333
                                                     ------------   ------------       -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    26,845,795      8,358,084           146,225
     Transfers to other Funds and
       Guaranteed Interest Account.................   332,805,482    142,130,534         3,680,513
     Withdrawal and administrative charges.........       650,256        217,821             3,018
                                                     ------------   ------------       -----------
           Total...................................   360,301,533    150,706,439         3,829,756
                                                     ------------   ------------       -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   260,564,261    151,699,664        16,786,577
                                                     ------------   ------------       -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (491,351)      (138,050)          (298,904)
                                                     ------------   ------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   374,540,191    186,244,594        16,775,544

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   274,346,704     88,102,110                --
                                                     ------------   ------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $648,886,895   $274,346,704       $16,775,544
                                                     ============   ============       ===========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY SERIES (CONTINUED):
                                                       ------------------------------------------------------
                                                                    ALLIANCE                       MFS
                                                                  COMMON STOCK                  RESEARCH
                                                                      FUND                       FUND(A)
                                                       -----------------------------------   --------------
                                                            1997              1996               1997
                                                       ----------------- -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  (40,194,434)   $  (18,656,106)      $  (44,322)
   Net realized gain (loss) on investments.........        520,414,631       467,121,717          156,450
   Change in unrealized appreciation /
     (depreciation) of investments.................        776,898,715       326,272,321          477,876
                                                         -------------    --------------       ----------
   Net increase in net assets from operations......      1,257,118,912       774,737,932          590,004
                                                         -------------    --------------       ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        485,617,488       453,359,975        9,395,788
     Transfers from other Funds and
       Guaranteed Interest Account.................        981,404,674       762,624,599       21,884,490
                                                         -------------    --------------       ----------
         Total.....................................      1,467,022,162     1,215,984,574       31,280,278
                                                         -------------    --------------       ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................        326,957,672       220,362,060          315,298
     Transfers to other Funds and
       Guaranteed Interest Account.................        793,882,977       607,476,726        3,913,603
     Withdrawal and administrative charges.........          6,730,878         5,572,073            4,474
                                                         -------------    --------------       ----------
           Total...................................      1,127,571,527       833,410,859        4,233,375
                                                         -------------    --------------       ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        339,450,635       382,573,715       27,046,903
                                                         -------------    --------------       ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (5,291,673)       (2,598,917)        (462,377)
                                                         -------------    --------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      1,591,277,874     1,154,712,730       27,174,530

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      4,332,698,100     3,177,985,370               --
                                                        --------------    --------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                    $5,923,975,974    $4,332,698,100       $27,174,530
   ATTRIBUTABLE TO CONTRACT OWNERS.................     ===============   ==============       ===========

                                                                             EQUITY SERIES (CONTINUED):
                                                       -------------------------------------------------------------------
                                                                 ALLIANCE                           ALLIANCE
                                                                  GLOBAL                         INTERNATIONAL
                                                                   FUND                               FUND
                                                      --------------------------------   -------------------------------
                                                           1997            1996              1997            1996
                                                      ---------------- ---------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  4,053,343    $  2,150,106      $  1,841,231     $   485,233
   Net realized gain (loss) on investments.........       44,106,582      22,308,566         8,984,846       2,972,966
   Change in unrealized appreciation /
     (depreciation) of investments.................        7,345,361      26,407,595       (15,797,804)      1,086,851
                                                         ------------    ------------      ------------    -----------
   Net increase in net assets from operations......       55,505,286      50,866,267        (4,971,727)      4,545,050
                                                         ------------    ------------      ------------    -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       89,835,392     104,951,106        27,672,360      32,148,619
     Transfers from other Funds and
       Guaranteed Interest Account.................      100,167,043     115,437,667       151,532,780     132,166,698
                                                         ------------    ------------      ------------    -----------
         Total.....................................      190,002,435     220,388,773       179,205,140     164,315,317
                                                         ------------    ------------      ------------    -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................       38,003,491      28,738,527         9,154,376       3,342,378
     Transfers to other Funds and
       Guaranteed Interest Account.................       93,151,966      61,058,782       143,958,994      83,376,653
     Withdrawal and administrative charges.........        1,013,918         724,468           226,612          60,421
                                                         ------------    ------------      ------------    -----------
           Total...................................      132,169,375      90,521,777       153,339,982      86,779,452
                                                         ------------    ------------      ------------    -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       57,833,060     129,866,996        25,865,158      77,535,865
                                                         ------------    ------------      ------------    -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (280,980)       (286,484)            8,298           5,549
                                                         ------------    ------------      ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      113,057,366     180,446,779        20,901,729      82,086,464

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      495,454,265     315,007,486        97,187,560      15,101,096
                                                         ------------    ------------      ------------    -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                     $608,511,631    $495,454,265      $118,089,289    $ 97,187,560
   ATTRIBUTABLE TO CONTRACT OWNERS.................      ============    ============      ============    ============


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQUITY SERIES (CONTINUED):
                                                         -----------------------------------------------------------------------
                                                                             MORGAN
                                                            T. ROWE         STANLEY
                                                             PRICE          EMERGING
                                                         INTERNATIONAL      MARKETS                    ALLIANCE
                                                             STOCK           EQUITY                AGGRESSIVE STOCK
                                                            FUND(A)         FUND(b)                      FUND
                                                         --------------   -------------   ------------------------------------
                                                             1997            1997              1997               1996
                                                         --------------   -------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................       $  (167,342)    $    15,148      $  (36,023,732)    $  (27,686,560)
   Net realized gain (loss) on investments.........        (1,454,589)       (875,317)        414,890,550        578,406,046
   Change in unrealized appreciation /
     (depreciation) of investments.................          (917,513)     (1,097,984)        (79,262,405)       (87,392,419)
                                                          -----------     -----------      --------------     --------------
   Net increase in net assets from operations......        (2,539,444)     (1,958,153)        299,604,413        463,327,067
                                                          -----------     -----------      --------------     --------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        11,943,016       2,087,150         378,453,001        390,313,679
     Transfers from other Funds and
       Guaranteed Interest Account.................        48,742,022      17,543,713       1,226,614,217      1,303,527,875
                                                          -----------     -----------      --------------     --------------
         Total.....................................        60,685,038      19,630,863       1,605,067,218      1,693,841,554
                                                          -----------     -----------      --------------     --------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           551,644          38,081         223,777,455        154,410,598
     Transfers to other Funds and
       Guaranteed Interest Account.................        19,727,736      10,197,807       1,226,219,275      1,118,235,181
     Withdrawal and administrative charges.........            12,207           1,449           5,581,896          4,762,116
                                                          -----------     -----------      --------------     --------------
           Total...................................        20,291,587      10,237,337       1,455,578,626      1,277,407,895
                                                          -----------     -----------      --------------     --------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        40,393,451       9,393,526         149,488,592        416,433,659
                                                          -----------     -----------      --------------     --------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).            74,460       1,210,394            (445,491)          (596,353)
                                                          -----------     -----------      --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        37,928,467       8,645,767         448,647,514        879,164,373

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --              --       2,976,573,730      2,097,409,357
                                                          -----------     -----------      --------------     --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................       $37,928,467     $ 8,645,767      $3,425,221,244     $2,976,573,730
                                                          ===========     ===========      ==============     ==============

                                                                        EQUITY SERIES (CONTINUED):
                                                         ----------------------------------------------------
                                                             WARBURG
                                                             PINCUS           ALLIANCE       MFS EMERGING
                                                         SMALL COMPANY       SMALL CAP          GROWTH
                                                             VALUE             GROWTH         COMPANIES
                                                            FUND(A)           FUND(A)           FUND(A)
                                                         ---------------   ---------------   --------------
                                                             1997              1997              1997
                                                         --------------    ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   (233,472)      $  (226,153)      $   (59,318)
   Net realized gain (loss) on investments.........          (398,282)         2,928,197          410,582
   Change in unrealized appreciation /
     (depreciation) of investments.................            22,263         (1,564,649)         405,203
                                                         ------------       ------------      -----------
   Net increase in net assets from operations......          (609,491)         1,137,395          756,467
                                                         ------------       ------------      -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        17,932,084         15,686,202       10,348,726
     Transfers from other Funds and
       Guaranteed Interest Account.................        95,994,086        134,506,874       41,158,325
                                                         ------------       ------------      -----------
         Total.....................................       113,926,170        150,193,076       51,507,051
                                                         ------------       ------------      -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           710,649            644,310          272,079
     Transfers to other Funds and
       Guaranteed Interest Account.................        44,374,048         87,128,302       20,257,025
     Withdrawal and administrative charges.........            13,343              7,383            3,323
                                                         ------------       ------------      -----------
           Total...................................        45,098,040         87,779,995       20,532,427
                                                         ------------       ------------      -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        68,828,130         62,413,081       30,974,624
                                                         ------------       ------------      -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).          (153,081)          (487,244)        (659,740)
                                                         ------------       ------------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        68,065,558         63,063,232       31,071,351

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --                 --               --
                                                         ------------       ------------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $ 68,065,558       $ 63,063,232      $31,071,351
                                                         ============       ============      ===========

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                               ASSET ALLOCATION SERIES:
                                                     ----------------------------------------------------------------------------
                                                              ALLIANCE                                      ALLIANCE
                                                            CONSERVATIVE            EQ/PUTNAM                GROWTH
                                                              INVESTORS             BALANCED                INVESTORS
                                                                FUND                 FUND(A)                  FUND
                                                     ---------------------------- --------------  ------------------------------
                                                         1997          1996           1997            1997           1996
                                                     ---------------------------- --------------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................   $ 2,448,726   $ 2,631,006    $   129,710    $  7,374,359    $  5,106,790
   Net realized gain (loss) on investments.........     3,730,623     2,242,475        115,430      38,624,261      52,452,931
   Change in unrealized appreciation /
     (depreciation) of investments.................     3,477,016    (1,503,698)       602,835      40,925,116      (9,867,072)
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase in net assets from operations......     9,656,365     3,369,783        847,975      86,923,736      47,692,649
                                                      -----------   -----------    -----------    ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    11,365,584    22,119,111      3,699,337      96,835,654     130,147,052
     Transfers from other Funds and
       Guaranteed Interest Account.................     8,530,415     8,707,223     15,752,330      86,565,969     121,414,460
                                                      -----------   -----------    -----------    ------------    ------------
         Total.....................................    19,895,999    30,826,334     19,451,667     183,401,623     251,561,512
                                                      -----------   -----------    -----------    ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................     7,295,059     5,546,973        192,650      39,593,409      25,722,728
     Transfers to other Funds and
       Guaranteed Interest Account.................    14,511,104    14,201,772      7,250,221      76,718,000      49,453,027
     Withdrawal and administrative charges.........       162,391       149,752          1,654       1,162,210         776,045
                                                      -----------   -----------    -----------    ------------    ------------
           Total...................................    21,968,554    19,898,497      7,444,525     117,473,619      75,951,800
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................    (2,072,555)   10,927,837     12,007,142      65,928,004     175,609,712
                                                      -----------   -----------    -----------    ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (172,151)      (72,280)      (434,093)       (551,891)       (212,924)
                                                      -----------   -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................     7,411,659    14,225,340     12,421,024     152,299,849     223,089,437

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................    85,251,552    71,026,212             --     529,410,629     306,321,192
                                                      -----------   -----------    -----------    ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................   $92,663,211   $85,251,552    $12,421,024    $681,710,478    $529,410,629
                                                      ===========   ===========    ===========    ============    ============

                                                                     ASSET ALLOCATION SERIES:
                                                     -------------------------------------------------
                                                                 ALLIANCE               MERRILL LYNCH
                                                                 BALANCED               WORLD STRATEGY
                                                                   FUND                   FUND(A)
                                                     ---------------------------------  --------------
                                                          1997             1996             1997
                                                     ---------------- ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $   23,301,713   $   19,667,360     $   16,034
   Net realized gain (loss) on investments.........      79,099,392      100,889,344         33,737
   Change in unrealized appreciation /
     (depreciation) of investments.................      45,961,244      (15,177,682)      (153,612)
                                                     --------------   --------------     ----------
   Net increase in net assets from operations......     148,362,349      105,379,022       (103,841)
                                                     --------------   --------------     ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      84,629,925      102,324,455      1,913,915
     Transfers from other Funds and
       Guaranteed Interest Account.................     112,630,041      107,478,067      8,826,145
                                                     --------------   --------------     ----------
         Total.....................................     197,259,966      209,802,522     10,740,060
                                                     --------------   --------------     ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      96,288,584       78,989,041        156,911
     Transfers to other Funds and
       Guaranteed Interest Account.................     170,604,239      154,003,205      4,913,746
     Withdrawal and administrative charges.........       1,889,094        2,085,995            622
                                                     --------------   --------------     ----------
           Total...................................     268,781,917      235,078,241      5,071,279
                                                     --------------   --------------     ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................     (71,521,951)     (25,275,719)     5,668,781
                                                     --------------   --------------     ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).        (620,223)        (481,189)      (139,641)
                                                     --------------   --------------     ----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      76,220,175       79,622,114      5,425,299

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   1,121,735,842    1,042,113,728             --
                                                     --------------   --------------     ----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $1,197,956,017   $1,121,735,842     $5,425,299
                                                     ==============   ==============     ==========


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


1.  General


    The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-four investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund. The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class IA shares of The Hudson River Trust (HR Trust) or Class IB shares of EQ Advisors Trust (EQ Trust) (Collectively known as the Trusts). Class IA shares are offered by the Funds at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered by the Fund at net asset value and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Trusts are open-end, diversified investment management companies that invest separate account assets of insurance companies.


    The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

    The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Realized gains and losses include (1) gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares. Dividends are recorded by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of year.

    No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


3.     Asset Charges


    The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                                                                                                         EQUI-VEST
                                                                     MOMENTUM                                            SERIES 300
                                  EQUI-VEST/MOMENTUM                   PLUS             OLD              EQUIPLAN          & 400
                                      CONTRACTS                      CONTRACTS       CONTRACTS           CONTRACTS       CONTRACTS
                         ------------------------------------   --------------- ----------------   -------------------- ------------
                                                                                                     Common Stock and
                         Alliance Money Market,                                     Common Stock       Intermediate
                           Alliance Balanced,         All                               and             Government
                          Alliance Common Stock      Other                         Money Market         Securities
                                  Funds              Funds           All Funds        Funds               Funds          All Funds
                         ------------------------ ------------      ----------- ----------------   -------------------- ------------
Death Benefits........            0.05%               0.05%            --              0.05%                0.05%           --
Mortality Risks.......            0.30%               0.30%           0.50%            0.45%                0.45%          0.60%
Expenses..............            0.60%               0.60%           0.25%            0.16%                0.16%        0.24/0.25%
Expense Risks.........            0.30%               0.15%           0.60%            0.08%                0.08%          0.50%
Financial Accounting..            0.24%               0.24%            --               --                   --             --


    During 1997, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the HR and EQ Funds for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion. Equitable Life charged EQUI-VEST Series 300 and 400 0.25% against the assets of the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, and the Alliance Balanced Funds.

    The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

    Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

    Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

    Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.  Contributions, Payments, Transfers and Charges

    Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

    Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


4.     Contributions, Payments, Transfers and Charges (Continued):

       Accumulation units issued and redeemed during the periods indicated were:

                                                                                                         Years Ended
                                                                                                        December 31,
                                                                                          ------------------------------------------
                                                                                               1997                         1996
Fixed Income Series:
ALLIANCE MONEY MARKET FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      837,383                      471,698
                     Momentum Contracts................................................      483,055                      508,189
                     Momentum Plus Contracts 135 BP....................................      588,908                      812,388
                     Momentum Plus Contracts 100 BP....................................       10,050                       40,920
                     Old Contracts.....................................................      120,867                        4,948
                     EQUI-VEST Series 300 and 400 Contracts............................      258,260                      245,758
Redeemed      --     EQUI-VEST Contracts...............................................      877,393                      479,069
                     Momentum Contracts................................................      415,858                      456,078
                     Momentum Plus Contracts 135 BP....................................      564,110                      804,620
                     Momentum Plus Contracts 100 BP....................................       10,333                       27,829
                     Old Contracts.....................................................        1,572                       15,490
                     EQUI-VEST Series 300 and 400 Contracts............................      277,148                      162,153

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------
Issued        --     Momentum Contracts................................................        5,215                        5,037
                     Momentum Plus Contracts 135 BP....................................       29,724                       30,826
                     Momentum Plus Contracts 100 BP....................................          804                        2,792
                     EQUIPLAN Contracts................................................       49,549                       13,023
                     EQUI-VEST Series 300 and 400 Contracts............................      105,144                      103,536
Redeemed      --     Momentum Contracts................................................        4,851                        2,248
                     Momentum Plus Contracts 135 BP....................................       31,521                       37,473
                     Momentum Plus Contracts 100 BP....................................          813                          336
                     EQUIPLAN Contracts................................................            2                        8,091
                     EQUI-VEST Series 300 and 400 Contracts............................       50,075                       46,208

ALLIANCE QUALITY BOND FUND
--------------------------
Issued        --     Momentum Contracts................................................        7,848                        4,794
                     Momentum Plus Contracts 135 BP....................................       22,668                       21,227
                     Momentum Plus Contracts 100 BP....................................          449                        1,393
                     EQUI-VEST Series 300 and 400 Contracts............................      167,788                      145,134
Redeemed      --     Momentum Contracts................................................        5,005                        1,778
                     Momentum Plus Contracts 135 BP....................................       12,495                       10,306
                     Momentum Plus Contracts 100 BP....................................          636                           47
                     EQUI-VEST Series 300 and 400 Contracts............................       80,367                       84,488

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                           December 31,
                                                                                             ---------------------------------------
                                                                                                 1997                       1996
                                                                                             --------------            -------------
ALLIANCE HIGH YIELD FUND
------------------------
Issued         --       Momentum Contracts................................................      17,805                     12,054
                        Momentum Plus Contracts 135 BP....................................      62,992                     50,342
                        Momentum Plus Contracts 100 BP....................................       1,622                      5,597
                        EQUI-VEST Series 300 and 400 Contracts............................     726,147                    347,167
Redeemed       --       Momentum Contracts................................................       6,772                      1,584
                        Momentum Plus Contracts 135 BP....................................      42,608                     26,154
                        Momentum Plus Contracts 100 BP....................................       1,327                        478
                        EQUI-VEST Series 300 and 400 Contracts............................     338,338                    112,750
Equity Series:
T. ROWE PRICE EQUITY INCOME FUND
--------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     554,196                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      79,255                         --

EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     273,498                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      23,834                         --

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Issued         --       Momentum Contracts................................................      45,474                     32,378
               --       Momentum Plus Contracts 135 BP....................................     116,065                     80,062
                        Momentum Plus Contracts 100 BP....................................       3,889                      3,154
                        Momentum Plus Contracts 90 BP.....................................       1,441                         --
                        EQUI-VEST Series 300 and 400 Contracts............................   1,286,205                    769,435
Redeemed       --       Momentum Contracts................................................      17,193                      8,397
                        Momentum Plus Contracts 135 BP....................................      46,155                     26,343
                        Momentum Plus Contracts 100 BP....................................       2,901                        126
                        Momentum Plus Contracts 90 BP.....................................         337                         --
                        EQUI-VEST Series 300 and 400 Contracts............................     462,065                    291,623

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                       1996
                                                                                           --------------             --------------
ALLIANCE EQUITY INDEX FUND
--------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................      2,967,392                  1,866,091
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................      1,768,139                    971,325

MERRILL LYNCH BASIC VALUE EQUITY FUND
-------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        177,242                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         32,592                         --

ALLIANCE COMMON STOCK FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      4,383,156                  4,329,571
                     Momentum Contracts................................................        204,382                    243,637
                     Momentum Plus Contracts 135 BP....................................        545,202                    597,453
                     Momentum Plus Contracts 100 BP....................................         41,653                    157,605
                     Momentum Plus Contracts 90 BP.....................................          6,431                         --
                     Old Contracts.....................................................        301,258                        728
                     EQUIPLAN Contracts................................................         86,999                        303
                     EQUI-VEST Series 300 and 400 Contracts............................      1,968,780                  2,233,005
Redeemed      --     EQUI-VEST Contracts...............................................      3,930,073                  3,688,353
                     Momentum Contracts................................................        134,959                    127,310
                     Momentum Plus Contracts 135 BP....................................        354,590                    264,968
                     Momentum Plus Contracts 100 BP....................................        142,434                     17,583
                     Momentum Plus Contracts 90 BP.....................................          1,552                         --
                     Old Contracts.....................................................          3,085                     42,438
                     EQUIPLAN Contracts................................................          1,986                     12,375
                     EQUI-VEST Series 300 and 400 Contracts............................        660,995                    764,368

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                1997                       1996
                                                                                            --------------             -------------
MFS RESEARCH FUND
-----------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        273,002                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         36,730                         --

ALLIANCE GLOBAL FUND
--------------------
Issued        --     Momentum Contracts................................................         67,282                     69,785
                     Momentum Plus Contracts 135 BP....................................        173,371                    226,890
                     Momentum Plus Contracts 100 BP....................................          3,421                     14,214
                     Momentum Plus Contracts 90 BP.....................................          2,872                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,087,193                  1,395,485
Redeemed      --     Momentum Contracts................................................         36,989                     15,804
                     Momentum Plus Contracts 135 BP....................................        151,688                    158,197
                     Momentum Plus Contracts 100 BP....................................          3,187                      1,356
                     Momentum Plus Contracts 90 BP.....................................            468                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        712,463                    521,429

ALLIANCE INTERNATIONAL FUND
---------------------------
Issued        --     Momentum Contracts................................................         23,465                     21,296
                     Momentum Plus Contracts 135 BP....................................         61,102                     61,499
                     Momentum Plus Contracts 100 BP....................................          8,513                     26,479
                     Momentum Plus Contracts 90 BP.....................................          1,175                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,473,483                  1,395,292
Redeemed      --     Momentum Contracts................................................         10,479                      2,534
                     Momentum Plus Contracts 135 BP....................................         25,904                     10,691
                     Momentum Plus Contracts 100 BP....................................         25,384                      5,744
                     Momentum Plus Contracts 90 BP.....................................            387                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,268,707                    772,701

T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        590,328                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        201,762                         --

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                        1996
                                                                                           --------------              -------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND
------------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         228,577                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         119,707                         --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Issued        --     EQUI-VEST Contracts...............................................      12,306,387                 15,729,861
                     Momentum Contracts................................................         663,082                    640,809
                     Momentum Plus Contracts 135 BP....................................         574,827                    611,656
                     Momentum Plus Contracts 100 BP....................................          36,380                    124,790
                     Momentum Plus Contracts 90 BP.....................................           9,299                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       2,341,814                  2,252,325
Redeemed      --     EQUI-VEST Contracts...............................................      12,221,170                 13,605,973
                     Momentum Contracts................................................         506,394                    329,415
                     Momentum Plus Contracts 135 BP....................................         369,618                    259,855
                     Momentum Plus Contracts 100 BP....................................         107,896                     15,823
                     Momentum Plus Contracts 90 BP.....................................           2,386                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,583,469                  1,094,154

WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         944,293                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         367,754                         --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Issued        --     Momentum Contracts................................................           6,275                         --
                     Momentum Plus Contracts 135 BP....................................           8,595                         --
                     Momentum Plus Contracts 90 BP.....................................             466                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,187,782                         --
Redeemed      --     Momentum Contracts................................................             139                         --
                     Momentum Plus Contracts 135 BP....................................             743                         --
                     EQUI-VEST Series 300 and 400 Contracts............................         700,040                         --

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                 1997                       1996
                                                                                            --------------             -------------
MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        424,497                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        168,426                         --

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Issued        --     Momentum Contracts................................................          8,745                     10,705
                     Momentum Plus Contracts 135 BP....................................         45,283                     55,120
                     Momentum Plus Contracts 100 BP....................................          1,777                      5,947
                     EQUI-VEST Series 300 and 400 Contracts............................        114,868                    200,840
Redeemed      --     Momentum Contracts................................................          4,397                      3,249
                     Momentum Plus Contracts 135 BP....................................         52,105                     47,599
                     Momentum Plus Contracts 100 BP....................................          1,102                      1,318
                     EQUI-VEST Series 300 and 400 Contracts............................        128,454                    125,486

EQ/PUTNAM BALANCED FUND
-----------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        175,775                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         66,296                         --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Issued        --     Momentum Contracts................................................         70,069                     69,706
                     Momentum Plus Contracts 135 BP....................................        206,206                    277,255
                     Momentum Plus Contracts 100 BP....................................          3,369                     15,724
                     Momentum Plus Contracts 90 BP.....................................          2,935                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,019,421                  1,654,096
Redeemed      --     Momentum Contracts................................................         33,111                     16,841
                     Momentum Plus Contracts 135 BP....................................        138,201                    143,744
                     Momentum Plus Contracts 100 BP....................................          3,482                      1,072
                     Momentum Plus Contracts 90 BP.....................................          1,446                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        640,400                    441,519

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Concluded):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                  1997                      1996
                                                                                            --------------             -------------
ALLIANCE BALANCED FUND
----------------------
Issued        --     EQUI-VEST Contracts...............................................        3,643,409                4,328,191
                     Momentum Contracts................................................          272,369                  344,030
                     Momentum Plus Contracts 135 BP....................................          168,722                  200,165
                     Momentum Plus Contracts 100 BP....................................           15,895                   55,952
                     Momentum Plus Contracts 90 BP.....................................            2,030                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          263,741                  274,681
Redeemed      --     EQUI-VEST Contracts...............................................        5,926,775                6,220,763
                     Momentum Contracts................................................          277,292                  243,591
                     Momentum Plus Contracts 135 BP....................................          131,565                  118,387
                     Momentum Plus Contracts 100 BP....................................           52,839                    7,610
                     Momentum Plus Contracts 90 BP.....................................            1,298                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          156,561                  112,296

MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................           98,231                       --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................           45,952                       --

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets

    Net assets consist of: (i) net assets attributable to Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

    Listed below are components of net assets:


                                                       FIXED INCOME SERIES                                   EQUITY SERIES
                                 -----------------------------------------------------------------   ------------------------------
                                                     ALLIANCE                                                           EQ/PUTNAM
                                                   INTERMEDIATE                                         T. ROWE         GROWTH &
                                   ALLIANCE         GOVERNMENT       ALLIANCE        ALLIANCE HIGH      PRICE            INCOME
                                    MONEY           SECURITIES      QUALITY BOND         YIELD          EQUITY            VALUE
                                 MARKET FUND          FUND             FUND              FUND          INCOME FUND         FUND
                                 -------------    -------------   --------------   ---------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........     28,630,592               --               --                --               --              --
Net assets attributable
   to Old Contracts in
   accumulation period........      4,189,205               --               --                --               --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........             --        2,716,528               --                --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........      9,048,240        1,229,416        1,212,237         4,617,656               --              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     37,749,123        8,815,249        4,783,603        18,859,053               --              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........             --          274,922          136,288           809,324               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........      1,412,220               --               --                --               --              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........     16,842,138       23,975,250       34,339,271       133,635,037       57,484,892      28,754,728
Actuarial reserves,
   financial reserves, and
   other contract
   liabilities
   attributable to
   Contracts in payout........             --            2,624          177,761           292,462               --              --
                                  -----------      -----------      -----------      ------------      -----------     -----------
                                  $97,871,518      $37,013,989      $40,649,160      $158,213,532      $57,484,892     $28,754,728
                                  ===========      ===========      ===========      ============      ===========     ===========


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                       EQUITY SERIES (CONTINUED)
                                ----------------------------------------------------------------------------------------------------
                                  ALLIANCE        ALLIANCE        MERRILL
                                  GROWTH &         EQUITY       LYNCH BASIC         ALLIANCE                            ALLIANCE
                                   INCOME           INDEX          VALUE          COMMON STOCK      MFS RESEARCH         GLOBAL
                                    FUND            FUND        EQUITY FUND           FUND              FUND              FUND
                                --------------  --------------  -------------    ----------------   --------------   ---------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --              --             --       4,410,526,160               --                --
Net assets attributable
   to Old Contracts in
   accumulation period........            --              --             --          97,099,845               --                --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --              --             --          29,158,614               --                --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........    12,372,665      20,100,426             --         149,357,161               --        22,261,752
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........    32,871,014      49,512,169             --         246,774,664               --        71,745,486
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       542,065         910,494             --           6,002,465               --         1,542,816
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........       160,600         494,802             --             724,146               --           293,574
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   322,669,974     576,476,443     16,775,544         944,084,494       27,174,530       511,706,502
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........     1,267,949       1,392,561             --          40,248,425               --           961,501
                                ------------    ------------    -----------      --------------      -----------      ------------
                                $369,884,267    $648,886,895    $16,775,544      $5,923,975,974      $27,174,530      $608,511,631
                                ============    ============    ===========      ==============      ===========      ============

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                    EQUITY SERIES (CONTINUED)
                               ---------------------------------------------------------------------------------------------------
                                                   T. ROWE           MORGAN                              WARBURG
                                                    PRICE           STANLEY           ALLIANCE        PINCUS SMALL       ALLIANCE
                                 ALLIANCE        INTERNATIONAL      EMERGING         AGGRESSIVE          COMPANY          SMALL
                               INTERNATIONAL        STOCK            MARKETS            STOCK              VALUE            CAP
                                   FUND              FUND         EQUITY FUND           FUND              FUND         GROWTH FUND
                               --------------    -------------    -------------   -----------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --               --               --       2,543,630,247               --              --
Net assets attributable
   to Old Contracts in                                                                          --
   accumulation period........            --               --               --                                   --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --               --               --                  --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........     3,478,117               --               --         130,445,811               --         770,364
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     9,194,987               --               --         209,848,220               --         985,779
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       349,606               --               --           4,875,759               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........        82,473               --               --             825,522               --          58,653
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   104,469,920       37,928,467        8,645,767         526,973,693       68,065,558      61,236,251
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........       514,186               --               --           8,621,992               --          12,185
                                ------------      -----------       ----------      --------------      -----------     -----------
                                $118,089,289      $37,928,467       $8,645,767      $3,425,221,244      $68,065,558     $63,063,232
                                ============      ===========       ==========      ==============      ===========     ===========

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                 EQUITY SERIES (CONCLUDED)                           ASSETS ALLOCATION SERIES
                               ------------------------------   --------------------------------------------------------------------
                                   MFS
                                 EMERGING         ALLIANCE                                                               MERRILL
                                  GROWTH        CONSERVATIVE                       ALLIANCE                           LYNCH WORLD
                                COMPANIES        INVESTORS        EQ/PUTNAM          GROWTH            ALLIANCE          STRATEGY
                                   FUND             FUND        BALANCED FUND    INVESTORS FUND     BALANCED FUND          FUND
                               -------------    -------------   --------------   ---------------   -----------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........           --               --               --                --       1,006,566,451              --
Net assets attributable
   to Old Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........           --        2,932,016               --        22,609,452          40,673,022              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........           --       16,048,869               --        85,908,116          59,761,156              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........           --          651,178               --         1,842,069           1,353,282              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........           --               --               --           188,657              89,772              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   31,071,351       72,446,188       12,421,024       569,316,879          88,622,534       5,425,299
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........           --          584,960               --         1,845,305             889,800              --
                                -----------      -----------      -----------      ------------      --------------      ----------
                                $31,071,351      $92,663,211      $12,421,024      $681,710,478      $1,197,956,017      $5,425,299
                                ===========      ===========      ===========      ============      ==============      ==========

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.

                   ALLIANCE MONEY MARKET FUND -- OLD CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66   $21.23
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $35.12   $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       119      129      140      147      168      204      246      289      310      339
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32   $19.18
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $29.41   $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of  EQUI-VEST units
    outstanding, end of period
    (000's).....................       973    1,013    1,021    1,000    1,065    1,201    1,325    1,307    1,045      656
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       308      240      188      166       56
                                    ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,                     SEPTEMBER 9, 1993*
                                                     ---------------------------------------
                                                                                                        TO DECEMBER 31, 1993
                                                      1997      1996       1995      1994
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $111.75   $107.55    $103.10   $100.47                     $100.00
                                                     =======   =======   ========   =======                     =======
Unit value, end of period........................    $116.21   $111.75    $107.55   $103.10                     $100.47
                                                     =======   =======   ========   =======                     =======
Number of units outstanding, end of period (000's)       325       307        299       474                          62
                                                     =======   =======   ========   =======                     =======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $105.65                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $110.26                       $105.65
                                                         =======                       =======
Number of units outstanding, end of period (000's)            13                            13
                                                         =======                       =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


      ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $111.21   $107.04    $102.61                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $115.66   $111.21    $107.04                     $102.61
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       146       165         81                          63
                                                     =======   =======    =======                     =======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUIPLAN CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Unit value, beginning of period.    $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89   $27.31
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $54.83   $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........        50       55       50       54       58       66       74       82       91       98
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10        10          7                           1
                                                     =======   =======    =======                     =======

              ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994              TO DECEMBER 31, 1993
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $108.45   $105.94   $  94.76   $100.44                      $100.00
                                                     =======   =======   ========   =======                      =======
Unit value, end of period........................    $114.78   $108.45    $105.94   $ 94.76                      $100.44
                                                     =======   =======   ========   =======                      =======
Number of units outstanding, end of period (000's)        77        81         88        64                            1
                                                     =======   =======   ========   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                  TO DECEMBER 31, 1996
                                                         --------               ----------------------
Unit value, beginning of period..................        $105.75                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $112.32                       $105.75
                                                         =======                       =======
Number of units outstanding, end of period (000's)             2                             2
                                                         =======                       =======

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                     EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                 JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       202       146         89                          32
                                                     =======   =======    =======                     =======

                ALLIANCE QUALITY BOND FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                  JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10         7          4                           1
                                                     =======   =======    =======                     =======

         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $118.87   $114.38    $ 99.07                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $127.99   $118.87    $114.38                     $ 99.07
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        37        28         17                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $108.84                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $117.60                       $108.84
                                                         =======                       =======
Number of units outstanding, end of period (000's)             1                             1
                                                         =======                       =======

      ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       283       196        135                          53
                                                     =======   =======    =======                     =======

                 ALLIANCE HIGH YIELD FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JUNE 1, 1994* TO
                                                      1997      1996       1995                DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        29        18          7                           1
                                                     =======   =======    =======                     =======

          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $146.80   $121.10    $102.37   $106.74                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.56   $146.80    $121.10   $102.37                     $106.74
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       110        94         70        38                           1
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996
                                                          1997                   TO DECEMBER 31, 1996*
                                                         --------               ------------------------
Unit value, beginning of period..................        $127.46                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $149.49                       $127.46
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

       ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       831       444        209                          99
                                                     =======   =======    =======                     =======

             T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.04
                                                             =======
Number of units outstanding, end of period (000's)               475
                                                             =======

           EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.17
                                                             =======
Number of units outstanding, end of period (000's)               250
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE GROWTH & INCOME FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995                TO DECEMBER 31, 1994
                                                     --------  --------  ---------            -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        69        41         17                           4
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.63   $121.25    $ 99.06                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.60   $143.63    $121.25                     $ 99.06
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       183       121         67                           9
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $123.61                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $155.11                       $123.61
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                             3
                                                         =======                       =======

        ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $115.81
                                                         =======
Unit value, end of period........................        $145.48
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

     ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     1,800       975        498                         210
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE EQUITY INDEX FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        94        51         12                           1
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.08   $135.92    $100.94                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.58   $164.08    $135.92                     $100.94
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       231       128         44                           3
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $139.70                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $170.23                       $139.70
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             4
                                                         =======                       =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $114.21
                                                         =======
Unit value, end of period........................        $150.05
                                                         =======
Number of units outstanding, end of period (000's)             3
                                                         =======

      ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     2,686     1,486        592                          47
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          MERRILL LYNCH BASIC VALUE EQUITY FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.97
                                                             =======
Number of units outstanding, end of period (000's)               145
                                                             =======

                   ALLIANCE COMMON STOCK FUND -- OLD CONTRACTS

                                                                       YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------------------
                                     1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $246.57   $199.66    $151.67   $155.96   $125.72   $122.56    $ 89.56   $97.97   $78.37   $63.99
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $316.64   $246.57    $199.66   $151.67   $155.96   $125.72    $122.56   $89.56   $97.97   $78.37
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       307       345        387       438       467       525        598      694      780      895
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======

          ALLIANCE COMMON STOCK FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                        YEARS ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                    1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $199.05   $162.42    $124.32   $128.81   $104.63   $102.76    $ 75.67   $83.40   $67.22   $55.30
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $253.68   $199.05    $162.42   $124.32   $128.81   $104.63    $102.76   $75.67   $83.40   $67.22
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of  EQUI-VEST units
   outstanding, end of
   period (000's)...............    17,386    16,933     16,292    15,749    13,917    11,841     10,292    9,670    8,645    7,252
                                   =======   =======    =======   =======    ======   =======    =======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       589       519        403       270       120
                                   =======   =======    =======    ======    ======

                ALLIANCE COMMON STOCK FUND -- EQUIPLAN CONTRACTS

                                                                         YEARS ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------------------
                                  1997      1996       1995      1994      1993      1992       1991      1990      1989      1988
                                 --------  --------  ---------  --------  --------  --------  ---------  --------  --------  -------
Unit value, beginning of period. $267.08   $216.27    $164.29   $168.93   $136.10   $132.67    $ 96.95   $106.05   $ 84.83   $69.26
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Unit value, end of period....... $342.99   $267.08    $216.27   $164.29   $168.93   $136.10    $132.67   $ 96.95   $106.05   $84.83
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Number of units outstanding,
   end of period (000's)........      85        96        108       119       124       135        144       157       177      196
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $162.39   $132.47    $101.38   $105.01                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $207.00   $162.39    $132.47   $101.38                     $105.01
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,192     1,039        706       330                          12
                                                     =======   =======    =======   =======                     =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.89                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $161.04                       $125.89
                                                         =======                       =======
Number of units outstanding, end of period (000's)            37                           140
                                                         =======                       =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $115.92
                                                         =======
Unit value, end of period........................        $148.44
                                                         =======
Number of units outstanding, end of period (000's)             5
                                                         =======

      ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $155.42   $126.78    $ 97.03                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $198.12   $155.42    $126.78                     $ 97.03
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     4,765     3,457      1,989                         948
                                                     =======   =======    =======                     =======

                    MFS RESEARCH FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.01
                                                             =======
Number of units outstanding, end of period (000's)               236
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                   ALLIANCE GLOBAL FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       116         62                          16
                                                     =======   =======    =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $140.51   $124.30    $106.04   $102.14                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $154.12   $140.51    $124.30   $106.04                     $102.14
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       464       459        391       223                           8
                                                     =======   =======    =======   =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEAR ENDED
                                                        DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.37                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $128.51                       $116.37
                                                         =======                       =======
Number of units outstanding, end of period (000's)            12                            13
                                                         =======                       =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $110.47
                                                         =======
Unit value, end of period........................        $122.12
                                                         =======
Number of units outstanding, end of period (000's)             2
                                                         =======

         ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,369     2,995      2,121                       1,305
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE INTERNATIONAL FUND -- MOMENTUM CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.82   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.82                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        32        19                            0
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                        YEAR ENDED
                                                       DECEMBER 31,                SEPTEMBER 1, 1994* TO
                                                      1997      1996                 DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.81   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.89   $112.81                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        85        54                            3
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $112.96                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $108.42                       $112.96
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                            21
                                                         =======                       =======

         ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.98
                                                         =======
Unit value, end of period........................        $104.70
                                                         =======
Number of units outstanding, end of period (000's)           788
                                                         =======

      ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.83   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.83                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)       968       763                          141
                                                     =======   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          T. ROWE PRICE INTERNATIONAL STOCK FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 97.61
                                                             =======
Number of units outstanding, end of period (000's)               387
                                                             =======

        MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- EQUI-VEST CONTRACTS


                                                      August 20, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 79.41
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

       ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09   $18.15
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $90.75   $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    28,030   27,945   25,821   24,787   21,496   17,986   12,962    9,545    8,134    8,972
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,437    1,281      969      620      258
                                    ======   ======   ======   ======   ======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $157.31   $130.50    $100.49   $105.90                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.96   $157.31    $130.50   $100.49                     $105.90
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,220     1,070        718       350                          12
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.54                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $137.72                       $125.54
                                                         =======                       =======
Number of units outstanding, end of period (000's)            35                           109
                                                         =======                       =======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.74
                                                         =======
Unit value, end of period........................        $119.41
                                                         =======
Number of units outstanding, end of period (000's)             7
                                                         =======

    ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $149.41   $123.95   $  95.45                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $163.33   $149.41    $123.95                     $ 95.45
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)     3,226     2,468      1,310                         664
                                                     =======   =======   ========                     =======

         WARBURG PINCUS SMALL COMPANY VALUE FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $118.06
                                                             =======
Number of units outstanding, end of period (000's)               577
                                                             =======

              ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)                 6
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.54
                                                             =======
Number of units outstanding, end of period (000's)                 8
                                                             =======

    ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)               488
                                                             =======

            MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.34
                                                             =======
Number of units outstanding, end of period (000's)               256
                                                             =======

           ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $130.98   $117.25    $112.97                     $ 95.10
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        22        18         11                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $114.99   $110.81    $ 93.29    $98.60                     $100.00
                                                     =======   =======    =======    ======                     =======
Unit value, end of period........................    $128.45   $114.99    $110.81    $93.29                     $ 98.60
                                                     =======   =======    =======    ======                     =======
Number of units outstanding, end of period (000's)       125       136        129        92                          10
                                                     =======   =======    =======    ======                     =======

    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------               SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $109.47                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $122.71                       $109.47
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

 ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                       1997      1996       1995      1994
                                                     --------  --------   --------  --------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10   $100.00
                                                     =======   =======    =======   =======
Unit value, end of period........................    $130.98   $117.25    $112.97   $ 95.10
                                                     =======   =======    =======   =======
Number of units outstanding, end of period (000's)       553       567        491       325
                                                     =======   =======    =======   =======

                 EQ/PUTNAM BALANCED FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $113.46
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

              ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       110         57                          10
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $134.95   $121.49    $ 97.45   $101.99                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................     155.46   $134.95    $121.49   $ 97.45                     $101.99
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       553       508        375       188                          13
                                                     =======   =======    =======   =======                     =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.95                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $135.20                       $116.95
                                                         =======                       =======
Number of units outstanding, end of period (000's)            14                            15
                                                         =======                       =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $109.51
                                                         =======
Unit value, end of period........................        $126.72
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

    ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,704     3,325      2,113                       1,023
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):

           ALLIANCE BALANCED FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80   $13.95
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $38.66   $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    26,036   28,319   30,212   32,664   31,259   25,975   21,100   19,423   16,810   15,335
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,052    1,057      957      776      348
                                    ======   ======   ======   ======   ======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $120.01   $108.95    $ 92.22   $101.63                     $100.00
                                                     =======   =======    ========  =======                     =======
Unit value, end of period........................    $136.14   $120.01    $108.95   $ 92.22                     $101.63
                                                     =======   =======    ========  =======                     =======
Number of units outstanding, end of period (000's)       439       417        336       188                           9
                                                     =======   =======    ========  =======                     =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $114.16                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $129.97                       $114.16
                                                         =======                       =======
Number of units outstanding, end of period (000's)            10                            48
                                                         =======                       =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $100.00
                                                         =======
Unit value, end of period........................        $122.68
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (CONCLUDED):


        ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $119.26   $108.26   $  91.64                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $135.29   $119.26   $ 108.26                     $ 91.64
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)       655       548        386                         289
                                                     =======   =======   ========                     =======

            MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST CONTRACTS


                                                         MAY 1, 1997* TO
                                                        DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            ========
Unit value, end of period........................            $103.77
                                                            ========
Number of units outstanding, end of period (000's)                52
                                                            ========
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-47

February 10, 1998





                        Report of Independent Accountants


To the Board of Directors and Shareholders of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996 and for loan impairments in 1995.




/s/ Price Waterhouse, LLP
---------------------------
    Price Waterhouse LLP
    New York, New York
    February 10, 1998

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1997 AND 1996

                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    19,630.9        $    18,077.0
  Mortgage loans on real estate.............................................         2,611.4              3,133.0
  Equity real estate........................................................         2,749.2              3,297.5
  Policy loans..............................................................         2,422.9              2,196.1
  Other equity investments..................................................           951.5                860.6
  Investment in and loans to affiliates.....................................           731.1                685.0
  Other invested assets.....................................................           624.7                 25.4
                                                                              -----------------    -----------------
      Total investments.....................................................        29,721.7             28,274.6
Cash and cash equivalents...................................................           300.5                538.8
Deferred policy acquisition costs...........................................         3,236.6              3,104.9
Amounts due from discontinued operations....................................           572.8                996.2
Other assets................................................................         2,685.2              2,552.2
Closed Block assets.........................................................         8,566.6              8,495.0
Separate Accounts assets....................................................        36,538.7             29,646.1
                                                                              -----------------    -----------------

Total Assets................................................................   $    81,622.1        $    73,607.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    21,579.5        $    21,865.6
Future policy benefits and other policyholder's liabilities.................         4,553.8              4,416.6
Short-term and long-term debt...............................................         1,991.2              1,766.9
Other liabilities...........................................................         3,257.1              2,785.1
Closed Block liabilities....................................................         9,073.7              9,091.3
Separate Accounts liabilities...............................................        36,306.3             29,598.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        76,761.6             69,523.8
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,105.8              3,105.8
Retained earnings...........................................................         1,235.9                798.7
Net unrealized investment gains.............................................           533.6                189.9
Minimum pension liability...................................................           (17.3)               (12.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         4,860.5              4,084.0
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    81,622.1        $    73,607.8
                                                                              =================    =================



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $      950.6       $       874.0      $       788.2
Premiums......................................................          601.5               597.6              606.8
Net investment income.........................................        2,282.8             2,203.6            2,088.2
Investment (losses) gains, net................................          (45.2)               (9.8)               5.3
Commissions, fees and other income............................        1,227.2             1,081.8              897.1
Contribution from the Closed Block............................          102.5               125.0              143.2
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,119.4             4,872.2            4,528.8
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,266.2             1,270.2            1,248.3
Policyholders' benefits.......................................          978.6             1,317.7            1,008.6
Other operating costs and expenses............................        2,203.9             2,075.7            1,775.8
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,448.7             4,663.6            4,032.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................          670.7               208.6              496.1
Federal income taxes..........................................           91.5                 9.7              120.5
Minority interest in net income of consolidated subsidiaries..           54.8                81.7               62.8
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          524.4               117.2              312.8
Discontinued operations, net of Federal income taxes..........          (87.2)              (83.8)               -
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                 (23.1)               -
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      437.2       $        10.3      $       312.8
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning and end of year.....        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................          798.7               788.4              475.6
Net earnings..................................................          437.2                10.3              312.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,235.9               798.7              788.4
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year...          189.9               396.5             (220.5)
Change in unrealized investment gains (losses)................          343.7              (206.6)             617.0
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains, end of year..................          533.6               189.9              396.5
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (12.9)              (35.1)              (2.7)
Change in minimum pension liability...........................           (4.4)               22.2              (32.4)
                                                                                                      -----------------
                                                                -----------------  -----------------
Minimum pension liability, end of year........................          (17.3)              (12.9)             (35.1)
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    4,860.5       $     4,084.0      $     4,258.1
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      437.2       $        10.3      $       312.8
Adjustments  to  reconcile  net  earnings  to net  cash  provided  by  operating activities:
  Interest credited to policyholders' account balances........        1,266.2             1,270.2            1,248.3
  Universal life and investment-type product
    policy fee income.........................................         (950.6)             (874.0)            (788.2)
  Investment losses (gains)...................................           45.2                 9.8               (5.3)
  Change in Federal income tax payable........................          (74.4)             (197.1)             221.6
  Other, net..................................................          169.4               330.2               80.5
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          893.0               549.4            1,069.7
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,702.9             2,275.1            1,897.4
  Sales.......................................................       10,385.9             8,964.3            8,867.1
  Purchases...................................................      (13,205.4)          (12,559.6)         (11,675.5)
  (Increase) decrease in short-term investments...............         (555.0)              450.3              (99.3)
  Decrease in loans to discontinued operations................          420.1             1,017.0            1,226.9
  Sale of subsidiaries........................................          261.0                 -                  -
  Other, net..................................................         (612.6)             (281.0)            (413.4)
                                                                -----------------  -----------------  -----------------

Net cash used by investing activities.........................         (603.1)             (133.9)            (196.8)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities: Policyholders' account balances:
    Deposits..................................................        1,281.7             1,925.4            2,586.5
    Withdrawals...............................................       (1,886.8)           (2,385.2)          (2,657.1)
  Net increase (decrease) in short-term financings............          419.9                 (.3)             (16.4)
  Additions to long-term debt.................................           32.0                 -                599.7
  Repayments of long-term debt................................         (196.4)             (124.8)             (40.7)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (83.9)                -             (1,215.4)
  Other, net..................................................          (94.7)              (66.5)             (48.4)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (528.2)             (651.4)            (791.8)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (238.3)             (235.9)              81.1
Cash and cash equivalents, beginning of year..................          538.8               774.7              693.6
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      300.5       $       538.8      $       774.7
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      217.1       $       109.9      $        89.6
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      170.0       $       (10.0)     $       (82.7)
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and, prior to December 31, 1996, its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.7% at December 31, 1997 (54.3% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued operations (see Note
        7).

        The years "1997," "1996" and "1995" refer to the years ended December 31, 1997, 1996 and 1995, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1997 presentation.

        Closed Block

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations consist of the business of the former Guaranteed Interest Contract ("GIC") segment which includes the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the GIC lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and, during the 1997 and 1996 fourth quarter reviews, the allowance for future losses was increased. Management believes the allowance for future losses at December 31, 1997 is adequate to provide for all future losses; however, the determination of the allowance continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 7).

        Accounting Changes

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to The Equitable's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". Impaired loans within SFAS No. 114's scope are to be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The adoption of this statement did not have a material effect on the level of the allowances for possible losses or on the Company's consolidated statements of earnings and shareholder's equity.

        New Accounting Pronouncements

        In January 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits," which revises current note disclosure requirements for employers' pension and other retiree benefits. SFAS No. 132 is effective for fiscal years beginning after December 15, 1997. The Company will adopt the provisions of SFAS No. 132 in the 1998 consolidated financial statements.

        In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual and interim financial statements issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Generally, financial information will be required to be reported on the basis used by management for evaluating segment performance and for deciding how to allocate resources to segments. This statement is effective for fiscal years beginning after December 15, 1997 and need not be applied to interim reporting in the initial year of adoption. Restatement of comparative information for earlier periods is required. Management is currently reviewing its definition of business segments in light of the requirements of SFAS No. 131.

        In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general purpose financial statements. SFAS No. 130 requires an enterprise to classify items of other comprehensive income by their nature in a financial statement and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided for comparative purposes is required. The Company will adopt the provisions of SFAS No. 130 in its 1998 consolidated financial statements.

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Implementation of SFAS No. 125 did not have nor is SFAS No. 127 expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1997, the expected investment yield, excluding policy loans, generally ranged from 7.53% grading to 7.92% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $886.7 million and $869.4 million at December 31, 1997 and 1996, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $       190.2       $      189.0       $      176.0
        Incurred benefits related to prior years...........            2.1               69.1               67.8
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       192.3       $      258.1       $      243.8
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        28.8       $       32.6       $       37.0
        Benefits paid related to prior years...............          146.2              153.3              137.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       175.0       $      185.9       $      174.8
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1997, participating policies, including those in the Closed Block, represent approximately 21.2% ($50.2 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1997, 1996 and 1995, investment results of such Separate Accounts were $3,411.1 million, $2,970.6 million and $1,963.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the exercise price. See Note 21 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,230.3      $       785.0       $       74.5       $    14,940.8
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..          673.0                6.8                 .1               679.7
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================
        December 31, 1996
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $    13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3             2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3             1,559.3
            States and political subdivisions..           77.0                4.5                -                  81.5
            Foreign governments................          302.6               18.0                2.2               318.4
            Redeemable preferred stock.........          139.1                3.3                7.1               135.3
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $    18,077.0
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       362.0      $        49.3       $       17.7       $       393.6
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value having an amortized cost of $3,759.2 million and $3,915.7 million, respectively, had estimated fair values of $3,903.9 million and $4,024.6 million, respectively.

        The contractual maturity of bonds at December 31, 1997 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      149.9       $      151.3
        Due in years two through five..........................................       2,962.8            3,025.2
        Due in years six through ten...........................................       6,863.9            7,093.0
        Due after ten years....................................................       6,952.3            7,502.7
        Mortgage-backed securities.............................................       1,702.8            1,725.0
                                                                                ----------------   -----------------
        Total..................................................................  $   18,631.7       $   19,497.2
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1997, approximately 17.85% of the $18,610.6 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balances, beginning of year........................  $       137.1       $      325.3       $      284.9
        SFAS No. 121 release...............................            -               (152.4)               -
        Additions charged to income........................          334.6              125.0              136.0
        Deductions for writedowns and
          asset dispositions...............................          (87.2)            (160.8)             (95.6)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        55.8       $       50.4       $       65.5
          Equity real estate...............................          328.7               86.7              259.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        At December 31, 1997, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $12.6 million of fixed maturities and $.9 million of mortgage loans on real estate.

        At December 31, 1997 and 1996, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $23.4 million (0.9% of total mortgage loans on real estate) and $12.4 million (0.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $183.4 million and $388.3 million at December 31, 1997 and 1996, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $17.2 million, $35.5 million and $52.1 million in 1997, 1996 and 1995, respectively. Gross interest income on these loans included in net investment income aggregated $12.7 million, $28.2 million and $37.4 million in 1997, 1996 and 1995, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1997                 1996
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        196.7       $        340.0
        Impaired mortgage loans without provision for losses...............             3.6                122.3
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           200.3                462.3
        Provision for losses...............................................           (51.8)               (46.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        148.5       $        415.9
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1997, 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $246.9 million, $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $15.2 million, $38.8 million and $27.9 million ($2.3 million, $17.9 million and $13.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1997 and 1996, the carrying value of equity real estate held for sale amounted to $1,023.5 million and $345.6 million, respectively. For 1997, 1996 and 1995, respectively, real estate of $152.0 million, $58.7 million and $35.3 million was acquired in satisfaction of debt. At December 31, 1997 and 1996, the Company owned $693.3 million and $771.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $541.1 million and $587.5 million at December 31, 1997 and 1996, respectively. Depreciation expense on real estate totaled $74.9 million, $91.8 million and $121.7 million for 1997, 1996 and 1995, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (29 and 34 individual ventures as of December 31, 1997 and 1996, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $    1,700.9       $    1,883.7
        Investments in securities, generally at estimated fair value...........       1,374.8            2,430.6
        Cash and cash equivalents..............................................         105.4               98.0
        Other assets...........................................................         584.9              427.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      493.4       $    1,574.3
        Borrowed funds - the Company...........................................          31.2              137.9
        Other liabilities......................................................         284.0              415.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         808.6            2,128.0
                                                                                ----------------   -----------------

        Partners' capital......................................................       2,957.4            2,711.3
                                                                                ----------------   -----------------

        Total Liabilities and Partners' Capital................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      568.5       $      806.8
        Equity in limited partnership interests not included above.............         331.8              201.8
        Other..................................................................           4.3                9.8
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $      904.6       $    1,018.4
                                                                                ================   =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       310.5       $      348.9       $      463.5
        Revenues of other limited partnership interests....          506.3              386.1              242.3
        Interest expense - third party.....................          (91.8)            (111.0)            (135.3)
        Interest expense - the Company.....................           (7.2)             (30.0)             (41.0)
        Other expenses.....................................         (263.6)            (282.5)            (397.7)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       454.2       $      311.5       $      131.8
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        76.7       $       73.9       $       49.1
        Equity in net earnings of limited partnerships
          interests not included above.....................           69.5               35.8               44.8
        Other..............................................            (.9)                .9                1.0
                                                                                                   -----------------
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       145.3       $      110.6       $       94.9
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,459.4       $    1,307.4       $    1,151.1
        Mortgage loans on real estate......................          260.8              303.0              329.0
        Equity real estate.................................          390.4              442.4              560.4
        Other equity investments...........................          156.9              122.0               76.9
        Policy loans.......................................          177.0              160.3              144.4
        Other investment income............................          181.7              217.4              273.0
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,626.2            2,552.5            2,534.8
                                                            -----------------   ----------------   -----------------

          Investment expenses..............................          343.4              348.9              446.6
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,282.8       $    2,203.6       $    2,088.2
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $        88.1       $       60.5       $      119.9
        Mortgage loans on real estate......................          (11.2)             (27.3)             (40.2)
        Equity real estate.................................         (391.3)             (79.7)             (86.6)
        Other equity investments...........................           14.1               18.9               12.8
        Sale of subsidiaries...............................          252.1                -                  -
        Issuance and sales of Alliance Units...............            -                 20.6                -
        Other..............................................            3.0               (2.8)               (.6)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $       (45.2)      $       (9.8)      $        5.3
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $11.7 million, $29.9 million and $46.7 million for 1997, 1996 and 1995, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million and $23.7 million for 1997 and 1996, respectively. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally in the fourth quarter, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1997, 1996 and 1995, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $9,789.7 million, $8,353.5 million and $8,206.0 million. Gross gains of $166.0 million, $154.2 million and $211.4 million and gross losses of $108.8 million, $92.7 million and $64.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1997, 1996 and 1995 amounted to $513.4 million, $(258.0) million and $1,077.2 million, respectively.

        For 1997, 1996 and 1995, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $137.5 million, $136.7 million and $131.2 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. Equitable Life recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE will continue to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and the years ended December 31, 1996 and 1995, respectively, the businesses sold reported combined revenues of $91.6 million, $226.1 million and $245.6 million and combined net earnings of $10.7 million, $30.7 million and $27.9 million. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration to be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1997, the Company's ownership of Alliance Units was approximately 56.9%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       189.9       $      396.5       $     (220.5)
        Changes in unrealized investment gains (losses)....          543.3             (297.6)           1,198.9
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           53.2                -                (78.1)
            DAC............................................          (89.0)              42.3             (216.8)
            Deferred Federal income taxes..................         (163.8)              48.7             (287.0)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       871.2       $      357.8       $      615.9
            Other equity investments.......................           33.7               31.6               31.1
            Other, principally Closed Block................           80.9               53.1               93.1
                                                            -----------------   ----------------   -----------------
              Total........................................          985.8              442.5              740.1
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (19.0)             (72.2)             (72.2)
              DAC..........................................         (141.0)             (52.0)             (94.3)
              Deferred Federal income taxes................         (292.2)            (128.4)            (177.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,059.4 and $3,820.7)...........................................  $    4,231.0         $    3,889.5
        Mortgage loans on real estate........................................       1,341.6              1,380.7
        Policy loans.........................................................       1,700.2              1,765.9
        Cash and other invested assets.......................................         282.7                336.1
        DAC..................................................................         775.2                876.5
        Other assets.........................................................         235.9                246.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,566.6         $    8,495.0
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    8,993.2         $    8,999.7
        Other liabilities....................................................          80.5                 91.6
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,073.7         $    9,091.3
                                                                              =================    =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       687.1       $      724.8       $      753.4
        Investment income (net of investment
          expenses of $27.0, $27.3 and $26.7)..............          574.9              546.6              538.9
        Investment losses, net.............................          (42.4)              (5.5)             (20.2)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,219.6            1,265.9            1,272.1
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,066.7            1,106.3            1,077.6
        Other operating costs and expenses.................           50.4               34.6               51.3
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,117.1            1,140.9            1,128.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $       102.5       $      125.0       $      143.2
                                                            =================   ================   =================

        At December 31, 1997 and 1996, problem mortgage loans on real estate had an amortized cost of $8.1 million and $4.3 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $70.5 million and $114.2 million, respectively. At December 31, 1996, the restructured mortgage loans on real estate amount included $.7 million of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $       109.1      $       128.1
        Impaired mortgage loans without provision for losses...................             .6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          109.7              128.7
        Provision for losses...................................................          (17.4)             (12.9)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        92.3      $       115.8
                                                                                ================   =================

        During 1997, 1996 and 1995, the Closed Block's average recorded investment in impaired mortgage loans was $110.2 million, $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $9.4 million, $10.9 million and $5.9 million ($4.1 million, $4.7 million and $1.3 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $18.5 million and $13.8 million on mortgage loans on real estate and $16.8 million and $3.7 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million, $12.8 million and $16.8 million for 1997, 1996 and 1995, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in the fourth quarter, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Assets
        Mortgage loans on real estate........................................  $      655.5         $    1,111.1
        Equity real estate...................................................         655.6                925.6
        Other equity investments.............................................         209.3                300.5
        Short-term investments...............................................         102.0                 63.2
        Other invested assets................................................          41.9                 50.9
                                                                              -----------------    -----------------
          Total investments..................................................       1,664.3              2,451.3
        Cash and cash equivalents............................................         106.8                 42.6
        Other assets.........................................................         253.9                242.9
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,048.3         $    1,335.9
        Allowance for future losses..........................................         259.2                262.0
        Amounts due to continuing operations.................................         572.8                996.2
        Other liabilities....................................................         144.7                142.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $97.3, $127.5 and $153.1)............  $       188.6       $      245.4       $      323.6
        Investment losses, net.............................         (173.7)             (18.9)             (22.9)
        Policy fees, premiums and other income.............             .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           15.1              226.7              301.4

        Benefits and other deductions......................          169.5              250.4              326.5
        Losses charged to allowance for future losses......         (154.4)             (23.7)             (25.1)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (134.1)            (129.0)               -
        Federal income tax benefit.........................           46.9               45.2                -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (87.2)      $      (83.8)      $        -
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the allowance in 1997 and 1996, respectively.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in the fourth quarter, $92.5 million of writedown on real estate held for production of income were recognized.

        Benefits and other deductions includes $53.3 million, $114.3 million and $154.6 million of interest expense related to amounts borrowed from continuing operations in 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $28.4 million and $9.0 million on mortgage loans on real estate and $88.4 million and $20.4 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1997 and 1996, problem mortgage loans on real estate had amortized costs of $11.0 million and $7.9 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $109.4 million and $208.1 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with provision for losses......................  $       101.8      $        83.5
        Impaired mortgage loans without provision for losses...................             .2               15.0
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          102.0               98.5
        Provision for losses...................................................          (27.3)              (8.8)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        74.7      $        89.7
                                                                                ================   =================

        During 1997, 1996 and 1995, the discontinued operations' average recorded investment in impaired mortgage loans was $89.2 million, $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $6.6 million, $10.1 million and $4.5 million ($5.3 million, $7.5 million and $.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        At December 31, 1997 and 1996, discontinued operations had carrying values of $156.2 million and $263.0 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      422.2         $      174.1
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.6
          Other..............................................................            .3                   .5
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.5
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.87% - 12.00% due through 2006....................         951.1                968.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          18.5                 24.7
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,569.0              1,592.8
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,991.2         $    1,766.9
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in June 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1997 range from 5.88% to 8.50%. There were no borrowings outstanding under this bank credit facility at December 31, 1997.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1997, $50.0 million was outstanding under this program.

        During 1996, Alliance entered into a $250.0 million five-year revolving credit facility with a group of banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for Alliance's $250.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. At December 31, 1997, Alliance had $72.0 million in commercial paper outstanding and there were no borrowings under the revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. Payments of interest on, or principal of, the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,164.0 million and $1,406.4 million at December 31, 1997 and 1996, respectively, as collateral for certain long-term debt.

        At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years are $565.8 million, $201.4 million, $8.6 million, $1.7 million and $1.8 million, respectively, and $790.6 million thereafter.

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       186.5       $       97.9       $      (11.7)
          Deferred.........................................          (95.0)             (88.2)             132.2
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       234.7       $       73.0       $      173.7
        Non-taxable minority interest......................          (38.0)             (28.6)             (22.0)
        Adjustment of tax audit reserves...................          (81.7)               6.9                4.1
        Equity in unconsolidated subsidiaries..............          (45.1)             (32.3)             (19.4)
        Other..............................................           21.6               (9.3)             (15.9)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1997                  December 31, 1996
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $     257.9      $        -        $      259.2      $       -
        Other..................................         30.7               -                 -                1.8
        DAC, reserves and reinsurance..........          -               222.8               -              166.0
        Investments............................          -               405.7               -              328.6
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     288.6      $      628.5      $      259.2      $     496.4
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        46.2       $     (156.2)      $       63.3
        Investments........................................         (113.8)              78.6               13.0
        Compensation and related benefits..................            3.7               22.3               30.8
        Other..............................................          (31.1)             (32.9)              25.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense................................  $       (95.0)      $      (88.2)      $      132.2
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       448.6       $      461.4       $      474.2
        Reinsurance assumed................................          198.3              177.5              171.3
        Reinsurance ceded..................................          (45.4)             (41.3)             (38.7)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       601.5       $      597.6       $      606.8
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        61.0       $       48.2       $       44.0
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        70.6       $       54.1       $       48.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        36.4       $       32.3       $       28.5
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.6 million, $2.4 million and $260.6 million for 1997, 1996 and 1995, respectively. Ceded death and disability benefits totaled $4.3 million, $21.2 million and $188.1 million for 1997, 1996 and 1995, respectively. Insurance liabilities ceded totaled $593.8 million and $652.4 million at December 31, 1997 and 1996, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Service cost.......................................  $        32.5       $       33.8       $       30.0
        Interest cost on projected benefit obligations.....          128.2              120.8              122.0
        Actual return on assets............................         (307.6)            (181.4)            (309.2)
        Net amortization and deferrals.....................          166.6               43.4              155.6
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        19.7       $       16.6       $       (1.6)
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Actuarial present value of obligations:
          Vested...............................................................  $    1,702.6       $    1,672.2
          Non-vested...........................................................           3.9               10.1
                                                                                ----------------   -----------------
        Accumulated Benefit Obligation.........................................  $    1,706.5       $    1,682.3
                                                                                ================   =================

        Plan assets at fair value..............................................  $    1,867.4       $    1,626.0
        Projected benefit obligations..........................................       1,801.3            1,765.5
                                                                                ----------------   -----------------
        Projected benefit obligations (in excess of) or less than plan assets..          66.1             (139.5)
        Unrecognized prior service cost........................................          (9.9)             (17.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          95.0              280.0
        Unrecognized net asset at transition...................................           3.1                4.7
        Additional minimum liability...........................................           -                (19.3)
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      154.3       $      108.0
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 4.07%, respectively, at December 31, 1997 and 7.5% and 4.25%, respectively, at December 31, 1996. As of January 1, 1997 and 1996, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity, an additional minimum pension liability of $17.3 million and $12.9 million, net of Federal income taxes, at December 31, 1997 and 1996, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $33.2 million, $34.7 million and $36.4 million for 1997, 1996 and 1995, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1997, 1996 and 1995, the Company made estimated postretirement benefits payments of $18.7 million, $18.9 million and $31.1 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.5       $        5.3       $        4.0
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.7               34.6               34.7
        Net amortization and deferrals.....................            1.9                2.4               (2.3)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        41.1       $       42.3       $       36.4
                                                            =================   ================   =================

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation:
          Retirees.............................................................  $      388.5       $      381.8
          Fully eligible active plan participants..............................          45.7               50.7
          Other active plan participants.......................................          56.6               60.7
                                                                                ----------------   -----------------
                                                                                        490.8              493.2
        Unrecognized prior service cost........................................          40.3               50.5
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (140.6)            (150.5)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      390.5       $      393.2
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and costs to the Company of providing these medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.75% in 1997, gradually declining to 2.75% in the year 2009 and in 1996 was 9.5%, gradually declining to 3.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.25% and 7.50% at December 31, 1997 and 1996, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1997 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1997 and 1996, respectively, was $1,353.4 million and $649.9 million. The average unexpired terms at December 31, 1997 ranged from 1.5 to 3.8 years. At December 31, 1997, the cost of terminating outstanding matched swaps in a loss position was $10.9 million and the unrealized gain on outstanding matched swaps in a gain position was $38.9 million. The Company has no intention of terminating these contracts prior to maturity. During 1996 and 1995, net gains of $.2 million and $1.4 million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at

        December 31, 1997 of contracts purchased and sold were $7,250.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $48.5 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1997 and 1996.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1997                               1996
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,611.4     $     2,822.8     $     3,133.0     $    3,394.6
        Other limited partnership interests....         509.4             509.4             467.0            467.0
        Policy loans...........................       2,422.9           2,493.9           2,196.1          2,221.6
        Policyholders' account balances -
          investment contracts.................      12,611.0          12,714.0          12,908.7         12,992.2
        Long-term debt.........................       1,569.0           1,531.5           1,592.8          1,557.7

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,341.6           1,420.7           1,380.7          1,425.6
        Other equity investments...............          86.3              86.3             105.0            105.0
        Policy loans...........................       1,700.2           1,784.2           1,765.9          1,798.0
        SCNILC liability.......................          27.6              30.3              30.6             34.9

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         655.5             779.9           1,111.1          1,220.3
        Fixed maturities.......................          38.7              38.7              42.5             42.5
        Other equity investments...............         209.3             209.3             300.5            300.5
        Guaranteed interest contracts..........          37.0              34.0             290.7            300.5
        Long-term debt.........................         102.0             102.1             102.1            102.2

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $202.6 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $362.1 million at December 31, 1997, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $47.4 million of letters of credit outstanding at December 31, 1997.

14)     LITIGATION

        Equitable Life recently agreed to settle, subject to court approval, previously disclosed cases brought by persons insured under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "Policies") in New York (Golomb et al. v. The Equitable Life Assurance Society of the United States), Pennsylvania (Malvin et al. v. The Equitable Life Assurance Society of the United States), Texas (Bowler et al. v. The Equitable Life Assurance Society of the United States), Florida (Bachman v. The Equitable Life Assurance Society of the United States) and California (Fletcher v. The Equitable Life Assurance Society of the United States). Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the Policies and was misrepresented. Plaintiffs in Bowler and Fletcher also claimed that Equitable Life misrepresented to policyholders in Texas and California, respectively, that premium increases had been approved by insurance departments in those states and determined annual rate increases in a manner that discriminated against policyholders in those states in violation of the terms of the Policies, representations to policyholders and/or state law. The New York trial court dismissed the Golomb action with prejudice and plaintiffs appealed. In Bowler and Fletcher,
        Equitable Life denied the material allegations of the complaints and filed motions for summary judgment which have been fully briefed. The Malvin action was stayed indefinitely pending the outcome of proceedings in Golomb and in Fletcher the magistrate concluded that the case should be remanded to California state court and Equitable Life appealed that determination to the district judge. On December 23, 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in the dismissal with prejudice of each of the five pending actions and the resolution of all similar claims on a nationwide basis.

        The settlement agreement provides for the creation of a nationwide class consisting of all persons holding, and paying premiums on, the Policies at any time since January 1, 1988. An amended complaint will be filed in the federal district court in Tampa, Florida (where the Florida action is pending), that would assert claims of the kind previously made in the cases described above on a nationwide basis, on behalf of policyholders in the nationwide class, which consists of approximately 127,000 former and current policyholders. If the settlement is approved, Equitable Life would pay $14,166,000 in exchange for release of all claims for past damages on claims of the type described in the five pending actions and the amended complaint. Costs of administering the settlement and any attorneys' fees awarded by the court to plaintiffs' counsel would be deducted from this fund before distribution of the balance to the class. In addition to this payment, Equitable Life will provide future relief to current holders of certain forms of the Policies in the form of an agreement to be embodied in the court's judgment, restricting the premium increases Equitable Life can seek on these Policies in the future. The parties estimate the present value of these restrictions at $23,333,000, before deduction of any attorneys' fees that may be awarded by the court. The estimate is based on assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may differ. The parties to the settlement shortly will be asking the court to approve preliminarily the settlement and settlement class and to permit distribution of notice of the settlement to policyholders, establish procedures for objections, an opportunity to opt out of the settlements as it affects past damages, and a court hearing on whether the settlement should be finally approved. Equitable Life cannot predict whether the settlement will be approved or, if it is not approved, the outcome of the pending litigations. As noted, proceedings in Malvin were stayed indefinitely; proceedings in the other actions have been stayed or deferred to accommodate the settlement approval process.

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following seven paragraphs.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole, et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc. The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. In June 1996, the Court issued a decision and order dismissing with prejudice plaintiffs' causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiffs' cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. In April 1997, plaintiffs noticed an appeal from the court's June 1996 order. Subsequently, Equitable Life and EOC noticed a cross-appeal from so much of the June 1996 order that denied their motion to dismiss. Briefing on the appeals is scheduled to begin on February 23, 1998. In June 1997, plaintiffs filed their memorandum of law and affidavits in support of their motion for class certification. That memorandum states that plaintiffs seek to certify a class solely on their breach of contract claims, and not on their negligent misrepresentation claim. Plaintiffs' class certification motion has been fully briefed by the parties and is sub judice. In August 1997, Equitable Life and EOC moved for summary judgment dismissing plaintiffs' remaining claims of breach of contract and negligent misrepresentation. Defendants' summary judgment motion has been fully briefed by the parties. On January 5, 1998, plaintiffs filed a note of issue (placing the case on the trial calendar).

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action originally was brought by an individual who purchased a whole life policy from Equitable Life in
        1989. In September 1997, with leave of the court, plaintiff filed a second amended petition naming six additional policyholder plaintiffs and three new sales agent defendants. The sole named individual defendant in the original petition is also named as a defendant in the second amended petition. Plaintiffs purport to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1981 through July 22, 1992. Plaintiffs allege improper sales practices based on allegations of misrepresentations concerning one or more of the following: the number of years that premiums would need to be paid; a policy's suitability as an investment vehicle; and the extent to which a policy was a proper replacement policy. Plaintiffs seek damages, including punitive damages, in an unspecified amount. In October 1997, Equitable Life filed (i) exceptions to the second amended petition, asserting deficiencies in pleading of venue and vagueness; and (ii) a motion to strike certain allegations. On January 23, 1998, the court heard argument on Equitable Life's exceptions and motion to strike. Those motions are sub judice. Motion practice regarding discovery continues.

        On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company was commenced in New York state court, Kings County. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. EVLICO answered the complaint, denying the material allegations. In September 1996, Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the Court in Cole in
        January 1997. Plaintiff then moved for certification of a nationwide class consisting of all persons or entities who, since January 1, 1980, were sold one or more life insurance products based on misrepresentations as to the number of years that the annual premium would need to be paid, and/or who were allegedly induced to purchase additional policies from EVLICO using the cash value accumulated in existing policies. Defendants have opposed this motion. Discovery and briefing regarding plaintiff's motion for class certification are ongoing.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC in 1988. The complaint puts in issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff alleges claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. In May 1997, plaintiff served a motion for class certification. In July 1997, the parties submitted to the Court a joint scheduling report, joint scheduling order and a confidentiality stipulation and order. The Court signed the latter stipulation, and the others remain sub judice. Further briefing on plaintiff's class certification motion will await entry of a scheduling order and further class certification discovery, which has commenced and is on-going. In January 1998, the judge assigned to the case recused himself, and the case was reassigned. Defendants are to serve their answer in February 1998.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Motion practice regarding discovery continues.

        On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Plaintiff filed an amended complaint in April 1997. In July 1997, Equitable Life served a motion to dismiss the amended complaint or, in the alternative, for summary judgment. On September 12, 1997, plaintiff moved for class certification. This motion is scheduled for hearing on February 18, 1998.

        On September 11, 1997, an action entitled Pamela L. and James A. Luther, individually and as representatives of all people similarly situated v. The Equitable Life Assurance Society of the United States, The Equitable Companies Incorporated, and Casey Cammack, individually and as agent for The Equitable Life Assurance Society of the United States and The Equitable Companies Incorporated, was filed in Texas state court. The action was brought by holders of a whole life policy and the beneficiary under that policy. Plaintiffs purport to represent a nationwide class of persons having an ownership or beneficial interest in whole and universal life policies issued by Equitable Life from January 1, 1982 through December 31, 1996. Also included in the purported class are persons having an ownership interest in variable annuities purchased from Equitable Life from January 1, 1992 to the present. The complaint puts in issue the allegations that uniform sales presentations, illustrations, and materials that Equitable Life agents used misrepresented the stated number of years that premiums would need to be paid and misrepresented the extent to which the policies at issue were proper replacement policies. Plaintiffs seek compensatory damages, attorneys' fees and expenses. In October 1997, Equitable Life served a general denial of the allegations against it. The same day, the Holding Company entered a special appearance contesting the court's jurisdiction over it. In November 1997, Equitable Life filed a plea in abatement, which, under Texas law, stayed further proceedings in the case because plaintiffs had not served a demand letter. Plaintiffs served a demand letter upon Equitable Life and the Holding Company, the response to which is due 60 days thereafter. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley, Dillon, Franze, Chaviano and Luther litigations should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of The Equitable from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States, alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

        The U.S. Department of Labor ("DOL") is conducting an investigation of Equitable Life's management of the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and retains EREIM as advisor. Equitable Life agreed to indemnify the purchaser of EREIM (which Equitable Life sold in June 1997) with respect to any fines, penalties and rebates to clients in connection with this investigation. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this investigation will have a material adverse effect on the Company's results of operations in any particular period.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against Alliance North American Government
        Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which sought certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, sought an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleged that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of

        New York granted the defendants' motion to dismiss all counts of the Complaint ("First Decision"). On October 11, 1996, plaintiffs filed a motion for reconsideration of the First Decision. On November 25, 1996, the court denied plaintiffs' motion for reconsideration of the First Decision. On October 29, 1997, the United States Court of Appeals for the Second Circuit issued an order granting defendants' motion to strike and dismissing plaintiffs' appeal of the First Decision. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that (i) the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so, (ii) the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and (iii) two advertisements used by the Fund misrepresented the risks of investing in the Fund. On July 15, 1997, the District Court denied plaintiffs' motion for leave to file an amended complaint and ordered that the case be dismissed ("Second Decision"). The plaintiffs have appealed the Second Decision to the United States Court of Appeals for the Second Circuit. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the U. S. District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the board of directors of Rickel, including a DLJSC managing director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995, and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the U.S. Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. On October 10, 1997, DLJSC and others were named as defendants in a new adversary proceeding in the Bankruptcy Court brought by the NGC Settlement Trust, an entity created by the NGC plan of reorganization to deal with asbestos-related claims. The Trust's allegations are substantially similar to the claims in the State Court action. In court papers dated October 16, 1997, the State Court plaintiff indicated that he would intervene in the Trust's adversary proceeding. On January 21, 1998, the Bankruptcy Court ruled that the State Court plaintiff's claims were not barred by the NGC plan of reorganization insofar as they alleged nondisclosure of certain cost reductions announced by NGC in October 1993. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. On February 26, 1997, the parties agreed to a settlement of these actions, subject to the District Court's approval, which was granted on July 31, 1997. The settlement is also subject to approval by the U.S. Bankruptcy Court for the Eastern District of Louisiana of proposed modifications to a confirmed plan of reorganization for Harrah's Jazz Company and Harrah's Jazz Finance Corp., and the satisfaction or waiver of all conditions to the effectiveness of the plan, as provided in the plan. There can be no assurance of the Bankruptcy Court's approval of the modifications to the plan of reorganization, or that the conditions to the effectiveness of the plan will be satisfied or waived. In the opinion of DLJ's management, the settlement, if approved, will not have a material adverse effect on DLJ's results of operations or on its consolidated financial condition.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1998 and the succeeding four years are $93.5 million, $84.4 million, $70.2 million, $56.4 million, $47.0 million and $489.3 million thereafter. Minimum future sub-lease rental income on these noncancelable leases for 1998 and the succeeding four years are $7.3 million, $5.9 million, $3.8 million, $2.4 million, $.8 million and $2.9 million thereafter.

        At December 31, 1997, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $247.0 million, $238.1 million, $218.7 million, $197.9 million, $169.1 million and $813.0 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Compensation costs.................................  $       721.5       $      704.8       $      628.4
        Commissions........................................          409.6              329.5              314.3
        Short-term debt interest expense...................           31.7                8.0               11.4
        Long-term debt interest expense....................          121.2              137.3              108.1
        Amortization of policy acquisition costs...........          287.3              405.2              317.8
        Capitalization of policy acquisition costs.........         (508.0)            (391.9)            (391.0)
        Rent expense, net of sub-lease income..............          101.8              113.7              109.3
        Cursitor intangible assets writedown...............          120.9                -                  -
        Other..............................................          917.9              769.1              677.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,203.9       $    2,075.7       $    1,775.8
                                                            =================   ================   =================

        During 1997, 1996 and 1995, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million, $24.4 million and $32.0 million, respectively. The amounts paid during 1997, associated with cost reduction programs, totaled $22.8 million. At December 31, 1997, the liabilities associated with cost reduction programs amounted to $62.0 million. The 1997 cost reduction program include costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1997, 1996 and 1995, statutory net loss totaled $351.7 million, $351.1 million and $352.4 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1998.

        At December 31, 1997, the Insurance Group, in accordance with various government and state regulations, had $19.7 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net change in statutory surplus and
          capital stock....................................  $       203.6       $       56.0       $       78.1
        Change in asset valuation reserves.................          147.1              (48.4)             365.7
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          350.7                7.6              443.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          (31.1)            (298.5)             (66.0)
          DAC..............................................          220.7              (13.3)              73.2
          Deferred Federal income taxes....................          103.1              108.0             (158.1)
          Valuation of investments.........................           46.8              289.8              189.1
          Valuation of investment subsidiary...............         (555.8)            (117.7)            (188.6)
          Limited risk reinsurance.........................           82.3               92.5              416.9
          Issuance of surplus notes........................            -                  -               (538.9)
          Postretirement benefits..........................           (3.1)              28.9              (26.7)
          Other, net.......................................           30.3               12.4              115.1
          GAAP adjustments of Closed Block.................            3.6               (9.8)              15.7
          GAAP adjustments of discontinued operations......          189.7              (89.6)              37.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       437.2       $       10.3       $      312.8
                                                            =================   ================   =================


                                                                                 December 31,
                                                            --------------------------------------------------------
                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Statutory surplus and capital stock................  $     2,462.5       $    2,258.9       $    2,202.9
        Asset valuation reserves...........................        1,444.6            1,297.5            1,345.9
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,907.1            3,556.4            3,548.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,336.1)          (1,305.0)          (1,006.5)
          DAC..............................................        3,236.6            3,104.9            3,075.8
          Deferred Federal income taxes....................         (370.8)            (306.1)            (452.0)
          Valuation of investments.........................          783.5              286.8              417.7
          Valuation of investment subsidiary...............       (1,338.6)            (782.8)            (665.1)
          Limited risk reinsurance.........................         (254.2)            (336.5)            (429.0)
          Issuance of surplus notes........................         (539.0)            (539.0)            (538.9)
          Postretirement benefits..........................         (317.5)            (314.4)            (343.3)
          Other, net.......................................          203.7              126.3                4.4
          GAAP adjustments of Closed Block.................          814.3              783.7              830.8
          GAAP adjustments of discontinued operations......           71.5             (190.3)            (184.6)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,860.5       $    4,084.0       $    4,258.1
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        Insurance Operations offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        Investment Services provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $81.9 million, $127.5 million and $124.1 million for 1997, 1996 and 1995, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the GIC Segment of $5.1 million, $15.7 million and $14.7 million for 1997, 1996 and 1995, respectively, are eliminated in consolidation.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Revenues
        Insurance operations...............................  $     3,684.2       $    3,770.6       $    3,614.6
        Investment services................................        1,455.1            1,126.1              949.1
        Consolidation/elimination..........................          (19.9)             (24.5)             (34.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     5,119.4       $    4,872.2       $    4,528.8
                                                            =================   ================   =================

        Earnings (loss) from continuing  operations before Federal income taxes, minority interest and cumulative effect of accounting change
        Insurance operations...............................  $       250.3       $      (36.6)      $      303.1
        Investment services................................          485.7              311.9              224.0
        Consolidation/elimination..........................            -                   .2               (3.1)
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          736.0              275.5              524.0
        Corporate interest expense.........................          (65.3)             (66.9)             (27.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       670.7       $      208.6       $      496.1
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets
        Insurance operations...................................................  $    68,305.9      $    60,464.9
        Investment services....................................................       13,719.8           13,542.5
        Consolidation/elimination..............................................         (403.6)            (399.6)
                                                                                ----------------   -----------------
        Total..................................................................  $    81,622.1      $    73,607.8
                                                                                ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1997 and 1996, are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        1996
        Total Revenues................  $     1,176.5      $     1,199.4       $    1,198.4         $    1,297.9
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million and reserve strengthenings on DI business of $113.7 million, Pension Par of $47.5 million and Discontinued Operations of $83.8 million.

20)     INVESTMENT IN DLJ

        At December 31, 1997, the Company's ownership of DLJ interest was approximately 34.4%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   16,535.7       $   15,728.1
        Securities purchased under resale agreements...........................      22,628.8           20,598.7
        Broker-dealer related receivables......................................      28,159.3           16,858.8
        Other assets...........................................................       3,182.0            2,318.1
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   36,006.7       $   29,378.3
        Broker-dealer related payables.........................................      25,706.1           19,409.7
        Short-term and long-term debt..........................................       3,670.6            2,704.5
        Other liabilities......................................................       2,860.9            2,164.0
                                                                                ----------------   -----------------
        Total liabilities......................................................      68,244.3           53,656.5
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,061.5            1,647.2
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,061.5       $    1,647.2
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.5               23.9
        The Holding Company's equity ownership in DLJ..........................        (740.2)            (590.2)
        Minority interest in DLJ...............................................        (729.3)            (588.6)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      615.5       $      492.3
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    2,356.8       $    1,818.2
        Net investment income..................................................       1,652.1            1,074.2
        Dealer, trading and investment gains, net..............................         631.6              598.4
                                                                                ----------------   -----------------
        Total revenues.........................................................       4,640.5            3,490.8
        Total expenses including income taxes..................................       4,232.3            3,199.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         408.2              291.3
        Dividends on preferred stock...........................................          12.1               18.7
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      396.1       $      272.6
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      396.1       $      272.6
        Amortization of cost in excess of net assets acquired in 1985..........          (1.3)              (3.1)
        The Holding Company's equity in DLJ's earnings.........................        (156.8)            (107.8)
        Minority interest in DLJ...............................................        (109.1)             (73.4)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      128.9       $       88.3
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1997, 1996 and 1995 would have been:

                                                                        1997              1996             1995
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As Reported.............................................  $      437.2      $      10.3      $      312.8
          Pro Forma...............................................  $      426.3      $       3.3      $      311.3

        The fair value of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using the Black-Scholes option pricing model. The option pricing assumptions for 1997, 1996 and 1995 are as follows:

                                  Holding Company                      DLJ                            Alliance
                           ------------------------------ ------------------------------- ----------------------------------
                             1997      1996       1995      1997       1996       1995      1997        1996        1995
                           -------------------- --------- ---------- ---------- --------- ---------- ----------- -----------
        Dividend yield....    0.48%     0.80%      0.96%      0.86%      1.54%     1.85%      8.00%      8.00%      8.00%

        Expected volatility  20.00%    20.00%     20.00%     33.00%     25.00%    25.00%     26.00%     23.00%     23.00%

        Risk-free interest
          rate............    5.99%     5.92%      6.83%      5.96%      6.07%     5.86%      5.70%      5.80%      6.00%

        Expected life.....  5 years   5 years    5 years   5 years    5 years   5 years   7.6 years  7.43 years  7.43 years

        Weighted average
          grant-date fair
          value per option   $12.25     $6.94      $5.90    $22.45      $9.35     $7.36      $4.36      $2.69      $2.24


        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1995........       6.8           $20.31          -                             3.8          $15.46
          Granted................        .4           $20.27          9.2         $27.00            1.8          $20.54
          Exercised..............       (.1)          $20.00          -                             (.5)         $11.20
          Expired................       (.1)          $20.00          -                             -
          Forfeited..............       (.3)          $22.24          -                             (.3)         $16.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1995......       6.7           $20.27          9.2         $27.00            4.8          $17.72
          Granted................        .7           $24.94          2.1         $32.54             .7          $25.12
          Exercised..............       (.1)          $19.91          -                             (.4)         $13.64
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.2)        $27.00            (.1)         $19.32
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         11.1         $28.06            5.0          $19.07
          Granted................       3.2           $41.85          3.2         $61.07            1.1          $36.56
          Exercised..............      (1.6)          $20.26          (.1)        $32.03            (.6)         $16.11
          Forfeited..............       (.4)          $23.43          (.1)        $27.51            (.2)         $21.28
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         14.1         $35.56            5.3          $22.82
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1997 is as follows:

                                             Options Outstanding                           Options Exercisable
                             ----------------------------------------------------  ------------------------------------
                                                    Weighted
                                                    Average         Weighted                              Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable         Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------- ----------------- ----------------- ---------------  ------------------- ----------------

               Holding
               Company
        ----------------------
        $18.125   -$27.75            4.8               5.84           $20.94              3.0              $20.41
        $28.50    -$45.25            3.1               9.57           $41.84              -                  -
                              -----------------                                    -------------------
        $18.125   -$45.25            7.9               7.29           $29.05              3.0              $20.41
                              ================= ================= ===============  =================== ================

                 DLJ
        ----------------------
        $27.00    -$35.99           10.9               8.0            $28.05              4.9              $27.58
        $36.00    -$50.99             .8               9.3            $40.04              -                  -
        $51.00    -$76.00            2.4               9.8            $67.77              -                  -
                              -----------------                                    -------------------
        $27.00    -$76.00           14.1               8.4            $35.56              4.9              $27.58
                              ================= ================= ================  =================== =================

              Alliance
        ----------------------
        $ 6.0625   -$17.75           1.1               3.86           $13.20              1.0              $13.04
        $19.375    -$19.75            .8               7.34           $19.39               .3              $19.39
        $19.875    -$21.375          1.1               8.28           $20.13               .6              $20.19
        $22.25     -$27.50           1.3               9.81           $23.81               .4              $23.29
        $36.9375   -$37.5625         1.0               9.95           $36.95              -                  -
                              -----------------                                    -------------------
        $  6.0625  -$37.5625         5.3               7.58           $22.82              2.3              $17.43
                              ================= ================== ==============  ====================== =============

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 1997;
                 - Statements of Operations for the Year Ended December 31,
                   1997;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 1997 and 1996;
                 - Notes to Financial Statements;
                 - Report of Independent Accountants - Price Waterhouse LLP

            2.   The Equitable Life Assurance Society of the United States:
                 ---------------------------------------------------------
                 - Report of Independent Accountants - Price Waterhouse LLP;
                 - Consolidated Balance Sheets as of December 31, 1997 and 1996;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 1997, 1996 and 1995;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 1997, 1996 and 1995;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 1997, 1996 and 1995; and
                 - Notes to Consolidated Financial Statements.


           (b)   Exhibits.

           The following exhibits are filed herewith:

            1.   (a)      Resolutions of the Board of Directors of The
                          Equitable Life Assurance Society of the United
                          States ("Equitable") authorizing the
                          establishment of the Registrant, previously filed with this Registration Statement No. 2-30070 on
                          October 27, 1987.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate
                          Account A and Equitable Variable Life Insurance
                          Company, as principal underwriter for the Hudson
                          River Trust, previously filed with this
                          Registration Statement No. 2-30070 on April 24,
                          1995.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

            4.   (a)      Form of each group annuity contract and individual
                          annuity certificate used in connection with EQUI-VEST, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995.

                 (b) Endorsements or amendments to EQUI-VEST contract and certificate forms, previously filed with this Registration Statement No. 2-30070 on March 2, 1990.

                 (c) Form of amendment to representative endorsement, previously filed with this Registration Statement No. 2-30070 on December 21, 1987.

                 (d) Form of each individual annuity contract used in connection with EQUI-VEST, previously filed with this Registration Statement No. 2-30070 on May 27, 1992.

                 (e) Form of variable annuity contract no. 11993AC-C, certificate no. 11993AC and Endorsements PF11993IRA, PF11993QPI and PF11993SEP, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (f) Form of group annuity contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (g) Forms of group annuity certificate nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (h) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (i) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (j) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.


            5.   (a)  Form of application for EQUI-VEST, previously filed with this Registration Statement No. 2-30070 on October 27,
                      1987.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

            7.   Not applicable.

            8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953).

            9.   (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement
                      No. 2-30070 on December 21, 1987.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (d) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered for Momentum, previously filed with this Registration Statement No. 2-30070 on February 28, 1996.

            10.  (a)  Powers of Attorney.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992.

                 (c)  Consent of Price Waterhouse LLP.

            11.   Not applicable.

            12.   Not applicable.

            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994.

Item 25:        Directors and Officers of Equitable.
                ------------------------------------

                Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------

DIRECTORS



Francoise Colloc'h                                            Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Henri de Castries                                             Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                                              Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020


Denis Duverne                                                 Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


William T. Esrey                                              Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112


Jean-Rene Fourtou                                             Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                                             Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------

Donald J. Greene                                              Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                                               Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                                        Director
SBC Warburg Dillon Read, Inc.
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                                      Director
Bestfoods Grocery
BESTFOODS
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                                              Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.                                       Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963




George T. Lowy                                                Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                                              POSITIONS AND
NAME AND PRINCIPAL                                            OFFICES WITH
BUSINESS ADDRESS                                              EQUITABLE
----------------                                              ---------

Didier Pineau-Valencienne                                     Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                                          Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                                              Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105


OFFICER-DIRECTORS
-----------------
*Michael Hegarty                President, Chief Operating Officer and Director

*Edward D. Miller               Chairman of the Board, Chief Executive Officer
                                and Director

*Stanley B. Tulin               Vice Chairman of the Board, Chief Financial
                                Officer and Director
OTHER OFFICERS
--------------

*Leon Billis                    Executive Vice President and Chief Information
                                Officer

*Harvey Blitz                   Senior Vice President and Deputy
                                Chief Financial Officer

*Kevin R. Byrne                 Senior Vice President and Treasurer



*Alvin H. Fenichel              Senior Vice President and
                                Controller

*Paul J. Flora                  Senior Vice President and Auditor

                                POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH
BUSINESS ADDRESS                EQUITABLE
----------------                ---------

*Robert E. Garber               Executive Vice President and General
                                Counsel


*Jerome S. Golden               Executive Vice President

*James D. Goodwin               Vice President

*Edward J. Hayes                Senior Vice President

*Mark A. Hug                    Senior Vice President

*Donald R. Kaplan               Vice President and Chief Compliance
                                Officer and Associate General Counsel


*Michael S. Martin              Senior Vice President and Chief Marketing
                                Officer

*Douglas Menkes                 Senior Vice Presdient and Corporate Actuary.


*Peter D. Noris                 Executive Vice President and Chief
                                Investment Officer

*Anthony C. Pasquale            Senior Vice President

*Pauline Sherman                Vice President, Secretary and Associate
                                General Counsel

*Samuel B. Shlesinger           Senior Vice President

*Richard V. Silver              Senior Vice President and Deputy
                                General Counsel

*Jose Suquet                    Senior Executive Vice President and Chief
                                Distribution Officer

*Naomi Weinstein                Vice President

*Maureen K. Wolfson             Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance
         ----------------------------------------------------------------
         Company or Registrant
         ---------------------

         Separate Account A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA-UAP. As of December 31, 1997, AXA-UAP beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)
------------------------------------

      Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)
      ----------------------------------

      The Equitable Life Assurance Society of the United States (1859)
      ---------------------------------------------------------
      (New York) (a)(b)

           The Equitable of Colorado, Inc. (l983) (Colorado)
           -------------------------------

           EVLICO, INC. (1995) (Delaware)
           ------------

           EVLICO East Ridge, Inc. (1995) (California)
           -----------------------

           GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)
           ---------------------

           Franconom, Inc. (1985) (Pennsylvania)
           ---------------

           Frontier Trust Company (1987) (North Dakota)
           ----------------------

           Gateway Center Buildings, Garage, and Apartment Hotel, Inc.
           -----------------------------------------------------------
           (inactive) (pre-l970) (Pennsylvania)

           Equitable Deal Flow Fund, L.P.
           ------------------------------

                   Equitable Managed Assets (Delaware)
                   ------------------------

           EREIM LP Associates (99%)
           -------------------------

                   EML Associates, L.P. (19.8%)
                   ---------------------------

           Alliance Capital Management L.P. (2.7% limited partnership
           -------------------------------
           interest)

           ACMC, Inc. (1991) (Delaware)(s)
           ----------


                   Alliance Capital Management L.P. (1988) (Delaware)
                   --------------------------------
                   (39.6% limited partnership interest)


           EVCO, Inc. (1991) (New Jersey)
           ----------

           EVSA, Inc. (1992) (Pennsylvania)
           ----------

           Prime Property Funding, Inc. (1993) (Delaware)
           ----------------------------

           Wil Gro, Inc. (1992) (Pennsylvania)
           -------------

           Equitable Underwriting and Sales Agency (Bahamas) Limited (1993)
           ---------------------------------------------------------
           (Bahamas)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

------------------------------------
      Donaldson Lufkin & Jenrette, Inc.
      ---------------------------------
      The Equitable Life Assurance Society of the United States (cont.)
      -----------------------------------------------------------------

           Fox Run Inc. (1994) (Massachusetts)
           ------------

           STCS, Inc. (1992) (Delaware)
           ----------

           CCMI Corporation (1994) (Maryland)
           ----------------

           FTM Corporation (1994) (Maryland)
           ---------------

           HVM Corporation (1994) (Maryland)
           ---------------

           Equitable BJVS, Inc. (1992) (California)
           -------------------

           Equitable Rowes Wharf, Inc. (1995) (Massachusetts)
           ---------------------------

           GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)
           ---------------------

           Camelback JVS, Inc. (1995) (Arizona)
           -------------------

           ELAS Realty, Inc. (1996) (Delaware)
           -----------------



           100 Federal Street Realty Corporation (Massachusetts)
           -------------------------------------

           Equitable Structured Settlement Corporation (1996) (Delaware)
           -------------------------------------------


           Prime Property Funding II, Inc. (1997) (Delaware)
           -------------------------------

           Sarasota Prime Hotels, Inc. (1997) (Delaware)
           ---------------------------

           ECLL, Inc. (1997) (Michigan)
           ----------

           Equitable Holdings, LLC (1997) (New York) (into which Equitable
           -----------------------------
                Holding Corporation was merged in 1997)


                EQ Financial Consultants, Inc. (formerly Equico Securities,
                ------------------------------
                      Inc.) (l97l) (Delaware) (a) (b)

                ELAS Securities Acquisition Corp. (l980) (Delaware)
                ---------------------------------

                100 Federal Street Funding Corporation (Massachusetts)
                --------------------------------------

                EquiSource of New York, Inc. (1986) (New York)  (See
                ----------------------------
                Addendum A for subsidiaries)

                Equitable Casualty Insurance Company (l986) (Vermont)
                ------------------------------------

                EREIM LP Corp. (1986) (Delaware)
                --------------

                      EREIM LP Associates (1%)
                      ------------------------

                           EML Associates (.02%)
                           ---------------------

                Six-Pac G.P., Inc. (1990) (Georgia)
                ------------------

                Equitable Distributors, Inc. (1988) (Delaware) (a)
                ----------------------------

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

--------------------------------------------
  Donaldson Lufkin & Jenrette, Inc.
  ---------------------------------
  The Equitable Life Assurance Society of the United States (cont.)
  -----------------------------------------------------------------
      Equitable Holdings, LLC (cont.)
      -------------------------------------

                Equitable JVS, Inc. (1988) (Delaware)
                -------------------

                      Astor/Broadway Acquisition Corp. (1990) (New York)
                      -------------------------------

                      Astor Times Square Corp. (1990) (New York)
                      ------------------------

                      PC Landmark, Inc. (1990) (Texas)
                      -----------------

                      Equitable JVS II, Inc. (1994) (Maryland)
                      ----------------------

                      EJSVS, Inc. (1995) (New Jersey)
                      -----------

           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
           ----------------------------------
                      EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)

           JMR Realty Services, Inc. (1994) (Delaware)
           -------------------------

           Equitable Investment Corporation (l97l) (New York)
           --------------------------------

                Stelas North Carolina Limited Partnership (50% limited
                -----------------------------------------
                partnership interest) (l984)

                Equitable JV Holding Corporation (1989) (Delaware)
                --------------------------------

                Alliance Capital Management Corporation (l991) (Delaware) (b)
                ---------------------------------------
                (See Addendum B(2) for subsidiaries)

                Equitable Capital Management Corporation (l985) (Delaware) (b)
                ----------------------------------------

                      Alliance Capital Management L.P. (1988) (Delaware)
                      --------------------------------
                      (14.6% limited partnership interest)

                EQ Services, Inc. (1992) (Delaware)
                -----------------

                EREIM Managers Corp. (1996) (Delaware)
                --------------------

                      ML/EQ Real Estate Portfolio, L.P.
                      ---------------------------------

                            EML Associates, L.P.
                            --------------------


(a) Registered Broker/Dealer     (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                             ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES
                  ---------------------------------------------



EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES
                   -------------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and
----------------------------------
approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

                  Donaldson, Lufkin & Jenrette, Securities Corporation (1985)
                  ----------------------------------------------------
                  (Delaware) (a) (b)
                       Wood, Struthers & Winthrop Management Corp. (1985)
                       -------------------------------------------
                       (Delaware) (b)
                  Autranet, Inc. (1985) (Delaware) (a)
                  --------------
                  DLJ Real Estate, Inc.
                  ---------------------
                  DLJ Capital Corporation (b)
                  -----------------------
                  DLJ Mortgage Capital, Inc. (1988) (Delaware)
                  --------------------------
                       Column Financial, Inc. (1993) (Delaware) (50%)
                       ----------------------

Alliance Capital Management Corporation (as general partner) (b) has the
---------------------------------------
following subsidiaries:

                  Alliance Capital Management L.P. (1988) (Delaware) (b)
                  --------------------------------
                       Alliance Capital Management Corporation of Delaware, Inc.
                       ---------------------------------------------------------
                       (Delaware)
                             Alliance Fund Services, Inc. (Delaware) (a)
                             ----------------------------
                             Alliance Fund Distributors, Inc. (Delaware) (a)
                             --------------------------------
                             Alliance Capital Oceanic Corp. (Delaware)
                             ------------------------------
                             Alliance Capital Management Australia Pty. Ltd.
                             -----------------------------------------------
                             (Australia)
                             Meiji - Alliance Capital Corp. (Delaware) (50%)
                             ------------------------------
                             Alliance Capital (Luxembourg) S.A. (99.98%)
                             ----------------------------------
                             Alliance Eastern Europe Inc. (Delaware)
                             ----------------------------
                             Alliance Barra Research Institute, Inc. (Delaware)
                             ---------------------------------------
                             (50%)
                             Alliance Capital Management Canada, Inc. (Canada)
                             ----------------------------------------
                            (99.99%)
                             Alliance Capital Management (Brazil) Llda
                             -----------------------------------------
                             Alliance Capital Global Derivatives Corp.(Delaware)
                             -----------------------------------------
                             Alliance International Fund Services S.A.
                             -----------------------------------------
                             (Luxembourg)
                             Alliance Capital Management (India) Ltd. (Delaware)
                             ----------------------------------------
                             Alliance Capital Mauritius Ltd.
                             -------------------------------
                             Alliance Corporate Finance Group, Incorporated
                             --------------------------------------------------
                             (Delaware)
                                Equitable Capital Diversified Holdings, L.P. I
                                ----------------------------------------------
                                Equitable Capital Diversified Holdings, L.P. II
                                -----------------------------------------------
                           Curisitor Alliance L.L.C. (Delaware)
                           ------------------------------------
                                Curisitor Holdings Limited (UK)
                                --------------------------
                                Alliance Capital Management (Japan), Inc.
                                -----------------------------------------
                                Alliance Capital Management (Asia) Ltd.
                                ---------------------------------------
                                Alliance Capital Management (Turkey), Ltd.
                                ------------------------------------------
                                Cursitor Alliance Management Limited (UK)
                                -----------------------------------------

      (a) Registered Broker/Dealer           (b) Registered Investment Advisor

                            AXA-UAP GROUP CHART

The information listed below is dated as of December 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Assurances Iard               France         100% by AXA France Assurance

AXA Assurances Vie                France         100% by AXA France Assurance

AXA Courtage Iard                 France         97.4% by AXA France Assurance
                                                 and UAP Iard

AXA Courtage Vie                  France         100% by AXA France Assurance

Alpha Assurances Vie              France         100% by AXA France Assurance

AXA Direct                        France         100%

Direct Assurances Iard            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

AXA Tellit Versicherung           Germany        50% owned by AXA Direct and
                                                 50% by CKAG

Axiva                             France         100% by AXA France Assurance

Juridica                          France         88.4% by UAP Iard, 10.9% by
                                                 AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         100%

Lor Finance                       France         100%

Jour Finance                      France         100% by AXA Conseil Iard and
                                                 by AXA Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         100%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, UAP Iard and
                                                 Mutuals

Argovie                           France         100% by Axiva and SCA Argos

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Astral Finance                    France         99.33% by AXA Courtage Vie

Argos                             France         N.S.

AXA France Assurance              France         100%

UAP Incendie Accidents            France         100% by AXA France
                                                 Assurance

UAP Vie                           France         100% by AXA France
                                                 Assurance

UAP Collectives                   France         50% by AXA Assurances
                                                 Iard, 3.3% by AXA Conseil
                                                 Iard and 46.6% UAP Vie

Thema Vie                         France         30% by Axiva, 11.9% by
                                                 UAP Collectives, 10.9% by
                                                 UAP Iard and 46.8% by UAP Vie.

La Reunion Francaise              France         49% by UAP Iard and 51% by
                                                 AXA Global Risks

UAP Assistance                    France         52% by UAP Incendie-Accidents
                                                 and 48% by UAP Vie

UAP International                 France         50.1% by AXA-UAP and 49.9% by
                                                 AXA Global Risks

Sofinad                           France         100%

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 5.5% by AXA-UAP

Finaxa Belgium                    Belgium        100%

AXA Belgium                       Belgium        27.1% by AXA-UAP and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by AXA-UAP and 20.2% by
                                                 AXA Global Risks

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil Assurance

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     99.9%

AXA Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Paneurore                         Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

General Re-CKAG                   Luxembourg     37.8% by AXA-CKAG and 12.1%
                                                 by Colonia Nordstern
                                                 Versicherung

Royale Belge Investissements      Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA-UAP and 40%
                                                 by UAP International

Aurora Polar SA de Seguros y      Spain          99.4% owned by AXA Aurora
Reaseguros

Aurora Vida SA de Seguros y       Spain          90% owned by Aurora Polar and
Reaseguros                                       5% by AXA-UAP

AXA Gestion de Seguros y          Spain          99.1% owned by AXA Aurora
Reaseguros

Hilo Direct Seguros               Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          59% owned by Aurora Polar,
                                                 29% by AXA Gestion and 12%
                                                 by Aurora Vida

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

AXA Assicurazioni                 Italy          100%

Eurovita                          Italy          30% owned by AXA Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP Vie

UAP Italiana                      Italy          96% by AXA-UAP and 4% by GUI

UAP Vita                          Italy          62.2% by GUI and 37.8% by UAP
                                                 Vie

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          92.9% by GUI and 7% by AXA-UAP

Centurion Assicurazioni           Italy          100% by GUI

AXA Equity & Law plc              U.K.           100%

AXA Equity & Law Life             U.K.           100% by SLPH
Assurance Society

AXA Insurance                     U.K.           100% owned by SLPH

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA-UAP and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holding

Sun Life Assurance                U.K.           100% by AXA Sun Life Holding

UAP Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

Servco                            U.K.           100% by AXA Sun Life Holding

AXA Sun Life                      U.K.           100% by AXA Sun Life Holding

AXA Leven                         The Nether-    100% by AXA Equity & Law Life
                                  lands          Assurance Society

UAP Nieuw Rotterdam               The Nether-    51% by Royale Belge, 38.9% by
Holding BV                        lands          Gelderland BV and 4.1% by
                                                 AXA-UAP

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Verzkerigen   The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Schade        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Leven         The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Zorg          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Schade

Societe Generale d'Assistance     The Nether-    51% by UAP Incendie-Accidents,
                                  lands          29% by UAP Vie and 20% by
                                                 AXA-UAP

Gelderland BV                     The Nether-    100% by UAP Vie
                                  lands

Royale Belge International        The Nether-    100% by Royale Belge
                                  lands          Investissements

Vinci BV                          The Nether-    94.8% by AXA-UAP and 5.2% by
                                  lands          Parcolvi

AXA Portugal Companhia de         Portugal       43.1% by different companies
Serguros SA                                      of the AXA-UAP Group

AXA Portugal Companhia de         Portugal       95.1% by UAP Vie and 7.5% UAP
Serguros de Vida SA                              International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

AXA Oyak Hayat Sigorta            Turkey         60% owned by AXA-UAP

Oyak Sigorta                      Turkey         11% owned by AXA-UAP

Al Amane Assurances               Morocco        52% by UAP International

AXA Canada Inc.                   Canada         100%

AXA Boreal Insurance Inc.         Canada         100% owned by Gestion Fracapar
                                                 Inc

AXA Assurances Inc                Canada         100% owned by AXA Canada Inc

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Insurance Inc                 Canada         100% owned by AXA Canada Inc.
                                                 and AXA Assurance Inc

Anglo Canada General Insurance    Canada         100% owned by AXA Canada Inc.
Cy

AXA Pacific Insurance Cy          Canada         100% by AXA Boreal Insurance
                                                 Inc

AXA Boreal Assurances             Canada         100% by AXA Boreal Insurance
Agricoles Inc                                    Inc

AXA Life Insurance                Japan          100%

Dongbu AXA Life                   Korea          50%
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA-UAP and
                                                 AXA Reassurance

AXA Investment Holdings Pte Ltd   Singapore      100%

AXA Insurance                     Singapore      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Insurance                     Hong Kong      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Life Insurance                Hong Kong      100%

PT Asuransi AXA Indonesia         Indonesia      80%


The Equitable Companies           U.S.A.         58.7% of which AXA-UAP owns
Incorporated                                     42.0%, Financiere 45, 3.2%,
                                                 Lorfinance 6.4%, AXA Equity
                                                 & Law Life Association Society
                                                 4.1% and AXA Reassurance 3.0%

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      51% between AXA-UAP, 42.1%
                                                 and AXA Equity & Law Life
                                                 Assurance Society 8.9%


The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia Ltd                   Holdings Ltd


National Mutual International     Australia      100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd     Australia      100% owned by National Mutual
                                                 International Pty Ltd


National Mutual Asia Ltd          Australia      41% owned by National Mutual
                                                 Holdings Ltd, 20% by Datura
                                                 Ltd and 13% by National Mutual
                                                 Life Association of
                                                 Australasia


Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Reassurance                   France         100% owned by AXA-UAP, AXA
                                                 Assurances Iard and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100%

AXA Re Asia                       Singapore      100% owned by AXA Reassurance

AXA Re U.K. Plc                   U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Holding               U.K.           100% owned by AXA Reassurance


AXA Re U.S.A.                     U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Space                         U.S.A.         80% owned by AXA America

AXA Re Life                       U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

                             AXA-UAP FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         97.2% (100% with Mutuals)
(C.F.P.)

AXA Banque                        France         98.7% owned by C.F.P.

AXA Credit                        France         65% owned by C.F.P.


AXA Gestion Interessement         France         100% owned by AXA Investment
                                                 Managers

Sofapi                            France         100% owned by C.F.P.

Soffim                            France         100% owned by C.F.P.


Societe de Placements             France         98.8% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France         100% with Mutuals


Vamopar                           France         100% owned by Societe Beaujon

Financiere Mermoz                 France         100%

AXA Investment Managers           France         100% by some AXA-UAP Group
                                                 companies

AXA Asset Management              France         100% owned by AXA Investment
Partenaires                                      Managers

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

AXA Asset Management              France         99.6% owned by AXA Investment
Distribution                                     Managers

UAP Gestione Financiere           France         99.9 by AXA-UAP

Assurinvestissements              France         50% by UAP Vie, 30% UAP
                                                 Collectives, 20% UAP
                                                 Incendie-Accidents

Banque Worms                      France         51% by CFP and 49% by
                                                 three UAP insurance companies

Colonia Bausbykasse               Germany        97.8% by AXA-CKAG

Banque Ippa                       Belgium        99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium        9.3% by Royale Belge, 3.1%
                                                 Royale Belge 1994, 0.2% by
                                                 AXA Belgium

AXA Equity & Law Home Loans       U.K.           100% owned by AXA Equity & Law
                                                 Plc

AXA Equity & Law Commercial       U.K.           100% owned by AXA Equity & Law
Loans                                            Plc Loans

Sun Life Asset Management         U.K.           66.7% owned by SLPH and 33.4%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.9% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         76.2% owned by Equitable
                                                 Holdings LLC and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

National Mutual Funds             USA            100% by National Mutual Funds
Management North America                         Management (Global) Ltd.
Holding Inc.

Cogefin                           Luxembourg     100% owned by AXA Belgium

ORIA                              France         100% owned by AXA Millesimes

AXA Oeuvres d'Art                 France         100% by Mutuals


AXA Cantenac Brown                France         100%

AXA Suduiraut                     France         99.6% owned by AXA-UAP and
                                                 Societe Beaujon

                            AXA-UAP REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Prebail                           France         100% owned by AXA Immobilier

Axamur                            France         100% by different companies
                                                 and Mutuals

Parimmo                           France         100% by different companies
                                                 and Mutuals

S.G.C.I.                          France         100% by different companies
                                                 and Mutuals

Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.

Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by different companies

Securimo                          France         87.12% by different companies
                                                 and Mutuals

Paris Orleans                     France         100% by different companies
                                                 AXA Courtage Iard

Colisee Bureaux                   France         100% by different companies
                                                 and Mutuals

Colisee Premiere                  France         100% by different companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by AXA Reassurance

Compagnie du Gaz d'Avignon        France         100% owned by AXA Assurances
                                                 Iard

Ahorro Familiar                   France         44% owned by AXA Assurances
                                                 Iard, 1% by AXA Aurora Polar
                                                 and 1% by AXA Seguros

Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Centrexpo                         France         99.3% owned by C.P.P.

Fonciere de la Ville du Bois      France         99.6% owned by Centrexpo

Colisee Seine                     France         100% owned by different
                                                 companies

Translot                          France         100% owned by SGCI

Colisee Alpha                     France         100% owned by Colisee Bureaux

Colisee Silly                     France         100% owned by Colisee Bureaux

S.N.C. Dumont d'Urville           France         100% owned by Colisee Premiere


Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by Axamur

Colisee Vauban                    France         99.6% by Matipierre

Fonciere Colisee                  France         100% by Matipierre and other
                                                 companies of the AXA-UAP Group

AXA Pierre S.C.I.                 France         97.6% owned by different
                                                 companies and Mutuals

AXA Millesimes                    France         85.4% owned by AXA-UAP and the
                                                 Mutuals

Chateau Suduirault                France         100% owned by AXA Millesimes

Diznoko                           Hungary        95% owned by AXA Millesimes

Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals

Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Fonciere Saint Sebastien          France         99.9% by UAP Vie

Fonciere Vendome                  France         91% by different companies of
                                                 the Group

La Holding Vendome                France         99.9% by AXA Global Risks

10, boulevard Haussmann           France         69% by La Fonciere Vendome and
                                                 31% by AXA Conseil Iard

37-39 Le Peletier                 France         100% by AXA Courage Iard

Ugici                             France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 93.1% by UAP Vie

Ugicomi                           France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 63.8% by UAP Vie

Ugif                              France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 59.6% by UAP Vie and 32.6%
                                                 by UAP Collectives

Ugil                              France         93.9% by different companies
                                                 of the AXA-UAP Group of which
                                                 65.8% by UAP Vie

Ugipar                            France         100% by different companies
                                                 of the AXA-UAP Group of which
                                                 39.4% by UAP Vie, 35.4% by AXA
                                                 Courtage Iard and 20.8% by UAP
                                                 Collectives

AXA Immobiller                    France         100% by AXA UAP

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by AXA Millesimes

                               OTHER AXA-UAP BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


A.N.F.                            France         95.4% owned by Finaxa

Lucia                             France         20.6% owned by AXA Assurances
                                                 Iard and 8.6% by Mutuals

Schneider S.A.                    France         10.4%

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                      NOTES
                                      -----


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's
       34.4% interest in same; (b) as noted for certain partnership interests;
       (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.


5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                             The Hudson River Trust
                                EQ Advisors Trust
                                Separate Accounts

6.     This chart was last revised on April 1, 1998.

Item 27.        Number of Contractowners
                ------------------------


                As of March 31, 1998, there were 841,498 owners of qualified and non-qualified EQUI-VEST certificates offered by the registrant.


Item 28.        Indemnification
                ---------------

                Indemnification of Principal Underwriter
                ----------------------------------------

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable.

                Undertaking
                -----------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------

                (a) EQ Financial Consultants, Inc. ("EQ Financial"), a wholly owned subsidiary of Equitable, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account I and Separate Account FP. EQ Financial's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

                (b)      See Item 25.

                (c)      Not applicable.

Item 30.        Location of Accounts and Records
                --------------------------------


                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americans, New York, NY 10104 and 135 West 50th St., New York, NY 10020, and the 135 West 50th street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.


                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 29th day of April, 1998.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi Weinstein
                                               -------------------------
                                                   Naomi Weinstein
                                                   Vice President

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 29th day of April, 1998.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By:  /s/ Naomi Weinstein
                                                ------------------------
                                                    Naomi Weintein
                                                    Vice President



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

Edward D. Miller                           Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                      Senior Vice President and Controller
---------------------
Alvin H. Fenichel
April 29, 1998

DIRECTORS:

Francoise Colloc'h        Donald J. Greene            G. Donald Johnston, Jr.
Henri de Castries         John T. Hartley             George T. Lowy
Joseph L. Dionne          John H.F. Haskell, Jr.      Edward D. Miller
Denis Duverne             Michael Hegarty             Didier Pineau-Valencienne
William T. Esrey          Mary R. (Nina) Henderson    George J. Sella, Jr.
Jean-Rene Fourtou         W. Edwin Jarmain            Stanley B. Tulin
Norman C. Francis                                     Dave H. Williams




By: /s/ Naomi Weinstein
    -------------------------
        Naomi Weinstein
        Attorney-in-Fact
        April 29, 1998

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                                                              TAG VALUE
-----------                                                                                              --------

10(a)           Powers of Attorney.                                                                      EX-99.10a POW ATTY

10(b)           Consent of Price Waterhouse LLP.                                                         EX-99.10b CONSENT






4268